SUPPLEMENT DATED OCTOBER 12, 2007 TO THE MULTIOPTION(R) ADVISOR (B, C OR L CLASS) PRODUCT PROSPECTUS, DATED MAY 1, 2007

Effective October 12, 2007, the following Portfolios are available to your Contract in addition to those listed in your MultiOption(R) Advisor (B, C or L Class) product prospectus, dated May 1, 2007. A copy of each Portfolio's prospectus is available as part of the supplement to the Underlying Funds Prospectus.

(AIM INVESTMENTS(R) LOGO)

AIM Variable Insurance Funds
- AIM V.I. Small Cap Equity Fund -- Series II Shares

LOGO

AllianceBernstein Variable Products Series Fund, Inc.
- International Value Portfolio -- Class B Shares

(AMERICAN CENTURY INVESTMENTS LOGO)

American Century Variable Portfolios II, Inc.
- American Century VP Inflation Protection Fund -- Class II Shares

(FIDELITY INVESTMENTS(R) LOGO)

Fidelity(R) Variable Insurance Products Funds
- High Income Portfolio -- Service Class 2 Shares

LOGO

Financial Investors Variable Insurance Trust
- Ibbotson Aggressive Growth ETF Asset Allocation Portfolio -- Class II Shares*
- Ibbotson Balanced ETF Asset Allocation Portfolio -- Class II Shares*
- Ibbotson Conservative ETF Asset Allocation Portfolio -- Class II Shares*
- Ibbotson Growth ETF Asset Allocation Portfolio -- Class II Shares*
- Ibbotson Income and Growth ETF Asset Allocation Portfolio -- Class II Shares*

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

Franklin Templeton Variable Insurance Products Trust
- Franklin Small Cap Value Securities Fund -- Class 2 Shares

(JANUS CAPITAL GROUP LOGO)

Janus Aspen Series
- Janus Aspen Mid Cap Value Portfolio -- Service Shares

LOGO

Neuberger Berman Advisers Management Trust
- Neuberger Berman AMT Socially Responsive Portfolio -- S Class Shares

(OPPENHEIMER FUNDS(R) THE RIGHT WAY TO INVEST LOGO)

Oppenheimer Variable Account Funds
- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

(VAN KAMPEN INVESTMENTS LOGO)

The Universal Institutional Funds, Inc.
- Emerging Markets Equity Portfolio -- Class II Shares
- U.S. Mid Cap Value Portfolio -- Class II Shares

* These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See the section entitled "An Overview of Contract Features -- The Portfolio" for additional information.


Investors should retain this supplement for future reference.
--------------------------------------------------------------------------------
F66853 10-2007

Prospectuses for the portfolios contain more detailed information about each Portfolio, including discussion of the portfolio's investment techniques and risks associated with its investments. No assurance can be given that a portfolio will achieve its investment objective. You should carefully read these prospectuses before investing in the contract. Please contact us at 1-800-362-3141, to receive a copy of the portfolio prospectuses.

THE FOLLOWING SHALL REPLACE THE TABLE FOUND ON THE FOLLOWING PAGE FOR YOUR:

- page 10 of your MultiOption(R) Advisor (B, C or L Class) product prospectus,

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(1)
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees,
and other expenses)                                            0.49%     1.98%

(1) The table showing the range of expenses for the Portfolios takes into account the expenses of the Ibbotson ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds of ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the Portfolio expenses, we have taken into account the information received from Ibbotson on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by an Ibbotson ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.

State premium taxes may also be deducted ranging from 0% to 3.4% depending on applicable law. See "Premium Tax" section for more information.

THE FOLLOWING EXAMPLE REPLACES THE CONTRACT OWNER EXPENSE EXAMPLE FOUND ON PAGE 11 OF YOUR MULTIOPTION ADVISOR PROSPECTUS. THE ASSUMPTIONS DESCRIBED ON THAT PAGE STILL APPLY. THE TABLE HAS BEEN UPDATED TO TAKE INTO ACCOUNT EXPENSES OF THE ADDITIONAL PORTFOLIOS.

                                                                                                 IF YOU ANNUITIZE AT THE END
                                                     IF YOU SURRENDERED YOUR CONTRACT AT        OF THE AVAILABLE TIME PERIOD
                                                    THE END OF THE APPLICABLE TIME PERIOD   OR YOU DO NOT SURRENDER YOUR CONTRACT
                                                    -------------------------------------   -------------------------------------
                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------   ------   -------   -------   --------
B CLASS
  MAXIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-Joint................  $1,137   $2,012    $2,913     $5,040     $437    $1,412    $2,413     $5,040
  MINIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-Joint................  $  990   $1,576    $2,202     $3,708     $290    $  976    $1,702     $3,708
C CLASS
  MAXIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-Joint................  $  469   $1,505    $2,563     $5,306     $469    $1,505    $2,563     $5,306
  MINIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-Joint................  $  322   $1,074    $1,865     $4,022     $322    $1,074    $1,865     $4,022
L CLASS
  MAXIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-Joint................  $1,164   $2,091    $2,541     $5,266     $464    $1,491    $2,541     $5,266
  MINIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-Joint................  $1,017   $1,659    $1,840     $3,975     $317    $1,059    $1,840     $3,975

Note: In the above example, it is assumed that the maximum possible charge applies for the optional benefit. The GLWB II-Joint option has a reset annually that could increase the rider charge. Therefore, the maximum possible rider charge is used starting at the first annual reset in the example above. If the rider charge did not actually increase, then your expenses would be less than those shown in the example.

THE FOLLOWING SHALL SUPPLEMENT THE PORTFOLIOS SECTION STARTING ON:

- pages 13-16 of your MultiOption(R) Advisor (B, C or L Class) product prospectus.

THE PORTFOLIOS

Below is a list of the portfolios, their investment adviser and/or investment sub-adviser, and investment objective. Prospectuses for the portfolios contain more detailed information about each portfolio, including discussion of the portfolio's investment techniques and risks associated with its investments. No assurance can be given that a portfolio will achieve its investment objective. YOU SHOULD CAREFULLY READ THESE PROSPECTUSES BEFORE INVESTING IN THE CONTRACT. Please contact us to receive a copy of the portfolio prospectuses.

Certain funds may be structured as "fund of funds" (including the Ibbotson ETF Asset Allocation Portfolios). The funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the fund list on the inside front cover of this prospectus.

                                                      INVESTMENT                             INVESTMENT
                FUND NAME                               ADVISER                               OBJECTIVE
                ---------                             ----------                             ----------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Small Cap Equity Fund  --         A I M Advisors, Inc.              The fund's investment objective is
   Series II Shares                                                           long-term growth of capital. The
                                                                              investment objective of the fund may be
                                                                              changed by the Board of Trustees (the
                                                                              Board) without shareholder approval.
 ALLIANCEBERNSTEIN VARIABLE PRODUCTS
   SERIES FUND, INC.
 International Value Portfolio -- Class B   AllianceBernstein L.P.            The Portfolio's investment objective is
   Shares                                                                     long-term growth of capital.
 AMERICAN CENTURY VARIABLE PORTFOLIOS II,
   INC.
 American Century VP Inflation Protection   American Century Investment       The fund pursues long-term total return
   Fund  -- Class II Shares                 Management, Inc.                  using a strategy that seeks to protect
                                                                              against U.S. inflation.
 FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   FUNDS
 High Income Portfolio  -- Service Class    Fidelity Management & Research    VIP High Income Portfolio seeks a high
   2 Shares                                 Company                           level of current income, while also
                                            Sub-Adviser: FMR Co., Inc.,       considering growth of capital.
                                            Fidelity Research & Analysis
                                            Company (FRAC), formerly known
                                            as Fidelity Management &
                                            Research (Far East) Inc.,
                                            Fidelity International
                                            Investment Advisors (FIIA),
                                            Fidelity International
                                            Investment Advisors (U.K.)
                                            Limited (FIIA(U.K.)L), Fidelity
                                            Investments Japan Limited (FIJ)

                                                      INVESTMENT                             INVESTMENT
                FUND NAME                               ADVISER                               OBJECTIVE
                ---------                             ----------                             ----------
 FINANCIAL INVESTORS VARIABLE INSURANCE
   TRUST
 Ibbotson Aggressive Growth ETF Asset       ALPS Advisers, Inc.,              The Portfolio seeks to provide investors
   Allocation Portfolio -- Class II         Sub-Adviser: Ibbotson             with capital appreciation.
   Shares                                   Associates, Inc.
 Ibbotson Balanced ETF Asset Allocation     ALPS Advisers, Inc.,              The Portfolio seeks to provide investors
   Portfolio -- Class II Shares             Sub-Adviser: Ibbotson             with capital appreciation and some
                                            Associates, Inc.                  current income.
 Ibbotson Conservative ETF Asset            ALPS Advisers, Inc.,              The Portfolio seeks to provide investors
   Allocation Portfolio -- Class II         Sub-Adviser: Ibbotson             with current income and preservation of
   Shares                                   Associates, Inc.                  capital.
 Ibbotson Growth ETF Asset Allocation       ALPS Advisers, Inc.,              The Portfolio seeks to provide investors
   Portfolio -- Class II Shares             Sub-Adviser: Ibbotson             with capital appreciation.
                                            Associates, Inc.
 Ibbotson Income and Growth ETF Asset       ALPS Advisers, Inc.,              The Portfolio seeks to provide investors
   Allocation Portfolio -- Class II         Sub-Adviser: Ibbotson             with current income and capital
   Shares                                   Associates, Inc.                  appreciation.
 FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
 Franklin Small Cap Value Securities        Franklin Advisory Services, LLC   The Fund's investment goal is long-term
   Fund -- Class 2 Shares                                                     total return.
 JANUS ASPEN SERIES
 Janus Aspen Mid Cap Value Portfolio --     Janus Capital Management LLC      Mid Cap Value Portfolio seeks capital
   Service Shares                                                             appreciation.
 NEUBERGER BERMAN ADVISERS MANAGEMENT
   TRUST
 Neuberger Berman AMT Socially Responsive   Neuberger Berman Management       The Fund seeks long-term growth of
   Portfolio -- S Class Shares              Inc.                              capital by investing primarily in
                                            Sub-Adviser: Neuberger Berman,    securities of companies that meet the
                                            LLC                               Fund's financial criteria and social
                                                                              policy. To pursue this goal, the Fund
                                                                              invests mainly in common stocks of mid-
                                                                              to large-capitalization companies. The
                                                                              Fund seeks to reduce risk by investing
                                                                              across many different industries.
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Main Street Small Cap Fund/    OppenheimerFunds, Inc.            The Fund seeks capital appreciation.
   VA -- Service Shares
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Emerging Markets Equity Portfolio  --      Morgan Stanley Investment         The Portfolio seeks long-term capital
   Class II Shares                          Management Inc.                   appreciation by investing primarily in
                                                                              growth-oriented equity securities of
                                                                              issuers in emerging market countries.
 U.S. Mid Cap Value Portfolio -- Class II   Morgan Stanley Investment         The Portfolio seeks above-average total
   Shares                                   Management Inc.                   return over a market cycle of three to
                                                                              five years by investing in common stocks
                                                                              and other equity securities.

THE FOLLOWING SHALL REPLACE APPENDIX B IN THE MULTIOPTION ADVISOR PROSPECTUS.

APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.90% and 10.00%.

For illustration purposes, an average annual expense equal to 2.40% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.40% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 1.05% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

              VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $663.26

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the Variable Annuity Income Disclosure section of this illustration and in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.90% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

VARIABLE ANNUITY INCOME -- HYPOTHETICAL
(PERFORMANCE GRAPH)

                                                     0.00% Gross (-2.40% Net)     6.90% Gross (4.50% Net)
65                                                                    663.00                      663.00
68                                                                    540.00                      663.00
71                                                                    440.00                      663.00
74                                                                    359.00                      663.00
77                                                                    292.00                      663.00
80                                                                    238.00                      663.00
83                                                                    194.00                      663.00
86                                                                    158.00                      663.00
89                                                                    129.00                      663.00
92                                                                    105.00                      663.00
95                                                                     85.00                      663.00
98                                                                     70.00                      663.00

                                                     10.00% Gross (7.60% Net)
65                                                                    663.00
68                                                                    724.00
71                                                                    790.00
74                                                                    863.00
77                                                                    942.00
80                                                                   1028.00
83                                                                   1123.00
86                                                                   1225.00
89                                                                   1338.00
92                                                                   1460.00
95                                                                   1594.00
98                                                                   1740.00

VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL

                                                              MONTHLY ANNUITY INCOME BASED ON
                                                                HYPOTHETICAL RATE OF RETURN
                                                         -----------------------------------------
                                                         0.00% GROSS    6.90% GROSS   10.00% GROSS
BEGINNING OF YEAR                                  AGE   (-2.40% NET)   (4.50% NET)   (7.60% NET)
-----------------                                  ---   ------------   -----------   ------------
1................................................  65        $663          $663          $  663
4................................................  68        $540          $663          $  724
7................................................  71        $440          $663          $  790
10...............................................  74        $359          $663          $  863
13...............................................  77        $292          $663          $  942
16...............................................  80        $238          $663          $1,028
19...............................................  83        $194          $663          $1,123
22...............................................  86        $158          $663          $1,225
25...............................................  89        $129          $663          $1,338
28...............................................  92        $105          $663          $1,460
31...............................................  95        $ 85          $663          $1,594
34...............................................  98        $ 70          $663          $1,740

If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $663.00.

MultiOption Advisor
Variable Annuity Contract
Minnesota Life Insurance Company

[MINNESOTA LIFE LOGO]
400 Robert Street North - St. Paul, Minnesota 55101-2098 - Telephone:
1-800-362-3141 - http://www.minnesotalife.com

     This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. There are 3 classes available: B Class, C Class and L Class. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.
     This contract is NOT:
     - a bank deposit or obligation
     - federally insured
     - endorsed by any bank or government agency
     You may invest your contract values in our Variable Annuity Account, our General Account, or in the Guarantee Periods of the Guaranteed Term Account.

The Variable Annuity Account invests in the following Fund portfolios:

(ADVANTUS(R) CAPITAL MANAGEMENT LOGO)

Advantus Series Fund, Inc.
- Bond Portfolio
- Index 400 Mid-Cap Portfolio
- Index 500 Portfolio
- International Bond Portfolio
- Money Market Portfolio
- Mortgage Securities Portfolio
- Real Estate Securities Portfolio

(AIM INVESTMENTS(R) LOGO)

AIM Variable Insurance Funds
- AIM V.I. Basic Balanced Fund -- Series II Shares
- AIM V.I. Capital Appreciation Fund -- Series II Shares
- AIM V.I. Core Equity Fund -- Series II Shares

(AMERICAN CENTURY INVESTMENTS LOGO)

American Century Variable Portfolios, Inc.
- VP Income & Growth Fund -- Class II Shares
- VP Ultra(R) Fund -- Class II Shares
- VP Value Fund -- Class II Shares

(FIDELITY INVESTMENTS(R) LOGO)

Fidelity(R) Variable Insurance Products Funds
- Contrafund(R) Portfolio -- Service Class 2 Shares
- Equity-Income Portfolio -- Service Class 2 Shares
- Mid Cap Portfolio -- Service Class 2 Shares

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

Franklin Templeton Variable Insurance Products Trust
- Franklin Large Cap Growth Securities Fund -- Class 2 Shares
- Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares
- Mutual Shares Securities Fund -- Class 2 Shares
- Templeton Developing Markets Securities Fund -- Class 2 Shares

(JANUS CAPITAL GROUP LOGO)

Janus Aspen Series
- Balanced Portfolio -- Service Shares
- Forty Portfolio -- Service Shares
- International Growth Portfolio -- Service Shares

(MFS(SM) INVESTMENT MANAGEMENT(R) LOGO)

MFS(R) Variable Insurance Trust(sm)
- Investors Growth Stock Series -- Service Shares
- Mid Cap Growth Series -- Service Shares
- New Discovery Series -- Service Shares
- Value Series -- Service Shares

(OPPENHEIMER FUNDS(R) THE RIGHT WAY TO INVEST LOGO)

Oppenheimer Variable Account Funds
- Capital Appreciation Fund/VA -- Service Shares
- High Income Fund/VA -- Service Shares
Panorama Series Fund, Inc.
- International Growth Fund/VA -- Service Shares

(PUTNAM INVESTMENTS LOGO)

Putnam Variable Trust
- Putnam VT Growth and Income Fund -- Class IB Shares
- Putnam VT International Equity Fund -- Class IB Shares
- Putnam VT New Opportunities Fund -- Class IB Shares
- Putnam VT New Value Fund -- Class IB Shares
- Putnam VT Voyager Fund -- Class IB Shares

(VAN KAMPEN INVESTMENTS LOGO)

Van Kampen Life Investment Trust
- Comstock Portfolio -- Class II Shares
- Growth and Income Portfolio -- Class II Shares
- Strategic Growth Portfolio -- Class II Shares

(W&R TARGET FUNDS WADDELL & REED LOGO)

W&R Target Funds, Inc.
- W&R Asset Strategy Portfolio
- W&R Balanced Portfolio
- W&R Core Equity Portfolio
- W&R Global Natural Resources Portfolio
- W&R Growth Portfolio
- W&R International Growth Portfolio
- W&R International Value Portfolio
- W&R Micro Cap Growth Portfolio
- W&R Mid Cap Growth Portfolio
- W&R Science and Technology Portfolio
- W&R Small Cap Growth Portfolio
- W&R Small Cap Value Portfolio
- W&R Value Portfolio

     Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s) ("Portfolio(s)") you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.
     This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling: 1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

     THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION
     IS: MAY 1, 2007.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.

                               TABLE OF CONTENTS


SPECIAL TERMS..........................      1
HOW TO CONTACT US......................      3
AN OVERVIEW OF CONTRACT FEATURES.......      4
OTHER OPTIONAL RIDERS..................      6
CONTRACT CHARGES AND EXPENSES..........      7
CONDENSED FINANCIAL INFORMATION AND
  FINANCIAL STATEMENTS.................     13
DESCRIPTION OF THE CONTRACT............     17
  Right of Cancellation or "Free
     Look".............................     17
  1035 Exchanges or Replacements.......     17
  Purchase Payments....................     17
  Automatic Purchase Plan..............     18
  Purchase Payment Allocation
     Options...........................     18
  Transfers............................     18
  Market Timing and Disruptive
     Trading...........................     19
  Systematic Transfer Arrangements.....     20
     Automatic Portfolio Rebalancing...     21
     Dollar Cost Averaging.............     21
  Purchase Payments and Value of the
     Contract..........................     22
     Crediting Accumulation Units......     22
     Value of the Contract.............     22
     Accumulation Unit Value...........     23
  Net Investment Factor for Each
     Valuation Period..................     23
  Redemptions, Withdrawals and
     Surrender.........................     23
  Modification and Termination of the
     Contract..........................     24
  Assignment...........................     24
  Deferment of Payment.................     25
  Confirmation Statements and
     Reports...........................     25
CONTRACT CHARGES AND FEES..............     25
  Deferred Sales Charge................     25
  Nursing Home or Terminal Illness
     Waiver............................     27
  Unemployment Waiver..................     28
  Mortality and Expense Risk Charge....     28
  Administrative Charge................     29
  Annual Maintenance Fee...............     29


  Optional Contract Rider Charges......     29
  Premium Taxes........................     32
  Transfer Charges.....................     32
  Market Value Adjustment..............     32
  Underlying Portfolio Charges.........     32
ANNUITIZATION BENEFITS AND OPTIONS.....     32
  Annuity Payments.....................     32
  Electing the Retirement Date and
     Annuity Option....................     33
  Annuity Options......................     33
  Calculation of Your First Monthly
     Annuity Payment...................     34
  Amount of Subsequent Variable Annuity
     Payments..........................     35
  Value of the Annuity Unit............     35
  Transfers after you have Annuitized
     your Contract.....................     35
DEATH BENEFITS.........................     36
  Before Annuity Payments Begin........     36
  Optional Death Benefits..............     37
     Highest Anniversary Value Death
       Benefit Option..................     38
     5% Death Benefit Increase
       Option..........................     39
     Premier Death Benefit Option......     41
     Estate Enhancement Benefit (EEB)
       Option..........................     43
  Death Benefits After Annuity Payments
     Begin.............................     44
OTHER CONTRACT OPTIONS (LIVING
  BENEFITS)............................     45
  Guaranteed Income Provider Benefit
     (GIPB) Option.....................     45
  Guaranteed Minimum Withdrawal Benefit
     (GMWB) Option.....................     48
  Guaranteed Lifetime Withdrawal
     Benefit (GLWB) Option.............     52
  Guaranteed Lifetime Withdrawal
     Benefit II-Single (GLWB II-Single)
     Option............................     57


  Guaranteed Lifetime Withdrawal
     Benefit II-Joint (GLWB II-Joint)
     Option............................     64
GENERAL INFORMATION....................     72
  The Company -- Minnesota Life
     Insurance Company.................     72
  The Separate Account -- Variable
     Annuity Account...................     72
  Changes to the Separate Account --
     Additions, Deletions or
    Substitutions......................     72
  Compensation Paid for the Sale of
     Contracts.........................     73
  Payments Made by Underlying Mutual
     Funds.............................     74
  The General Account and the
     Guaranteed Term Account...........     75
VOTING RIGHTS..........................     78


FEDERAL TAX STATUS.....................     79
PERFORMANCE DATA.......................     86
STATEMENT OF ADDITIONAL INFORMATION....     87
APPENDIX A -- CONDENSED FINANCIAL
  INFORMATION AND FINANCIAL
  STATEMENTS...........................    A-1
APPENDIX B -- ILLUSTRATION OF VARIABLE
  ANNUITY VALUES.......................    B-1
APPENDIX C -- TYPES OF QUALIFIED
  PLANS................................    C-1
APPENDIX D -- EXAMPLES OF THE
  GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT OPTION.......................    D-1
APPENDIX E -- EXAMPLES OF THE
  GUARANTEED LIFETIME WITHDRAWAL
  BENEFIT OPTION.......................    E-1
APPENDIX F -- EXAMPLES OF THE
  GUARANTEED LIFETIME WITHDRAWAL
  BENEFIT II -- SINGLE AND JOINT           F-1
     OPTIONS...........................

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

Annuitant:  the person who may receive lifetime benefits under the contract.

Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

Assumed Investment Return: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

Code:  the Internal Revenue Code of 1986, as amended.

Commuted Value: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

Contract Owner: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

Contract Value: the sum of your values in the variable annuity account, the general account, and/or the guaranteed period(s) of the guaranteed term account.

Contract Year: a period of one year beginning with the contract date or a contract anniversary.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.

General Account: all of our assets other than those held in our other separate accounts.

Guarantee Period: a period of one or more years, for which the current interest rate is guaranteed.

Guaranteed Term Account: a non-unitized separate account providing guarantee periods of different lengths. Amounts allocated to the guarantee periods of the guaranteed term account are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

Market Value Adjustment ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

Net Investment Factor: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

Portfolio(s): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub-account of the variable annuity account invests in a different portfolio. Currently these include the portfolios shown on the cover page of this Prospectus.

Purchase Payments: amounts paid to us under your contract in consideration of the benefits provided.

Separate Account: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

Sub-Account: a division of the variable annuity account. Each sub-account invests in a different portfolio.

Valuation Date or Valuation Days:  each date on which a portfolio is valued.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

Variable Annuity Account: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the contract owner.

HOW TO CONTACT US

     At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

     Visit our On-line Service Center 24 hours a day, 7 days a week at www.minnesotalife.com. Our On-line Service Center offers access to:

(WWW GRAPHIC)
         - Account values

         - Variable investment performance

         - Interest rates (when applicable)

         - Service forms

         - Beneficiary information

         - Transactions to transfer among investment options or change your allocation percentage

         - Contribution and transaction history

MINNESOTA LIFE'S ANNUITY SERVICE LINE

(TELEPHONE GRAPHIC)
         - Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time.

BY MAIL

(MAIL GRAPHIC)
         - For purchase payments sent by regular mail:
             Minnesota Life
             Annuity Services
             P.O. Box 64628
             St. Paul, MN 55164-0628

         - All other service requests, inquiries and overnight express mail should be sent to:
             Annuity Services A3-9999
             400 Robert Street North
             St. Paul, MN 55101-2098

         - To receive a current copy of the MultiOption Advisor Variable Annuity Statement of Additional Information (SAI) without charge, call 1-800-362-3141, or complete and detach the following and send it to:
             Minnesota Life Insurance Company
             Annuity Services
             400 Robert Street North
             St. Paul, MN 55101-2098

             Name
             -------------------------------------------------------------------

             Address
             -------------------------------------------------------------------

             City ----------- State ------- Zip --------------------------------

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which annuity payments begin right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract delays your annuity payments until a later date. During this deferral period, also known as the accumulation period, your annuity purchase payments and any earnings accumulate on a tax deferred basis.

TYPE OF CONTRACT

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify.

This prospectus describes three different contracts, which are referred to as "classes". There are generally 3 classes available: B Class, C Class and L Class. The primary differences are the deferred sales charge and expenses you pay. Unless otherwise stated the product features are the same for each class. Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY. Your contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free Look". Charges that apply to your contract may be found in the section titled "Contract Charges and Fees". State variations of certain features may exist and a particular contract class may not be available in every state. In addition, we may offer other variable annuity contracts which could be more or less expensive, or have different benefits from these contracts. See your registered representative for more information and to help determine if this product is right for you.

PURCHASE PAYMENTS:*

     Initial Minimum                        B Class    $10,000
                                                       $2,000 for IRAs and qualified plans
                                            C Class    $25,000 for all contract and plan types
                                            L Class    $25,000 for all contract and plan types

     Subsequent payment minimum                        $500
     (B, C and L Class)                                ($100 for automatic payment plans)

     * Please note: If you intend to use this contract as part of a qualified retirement plan or IRA, the qualified plan or IRA may have contribution minimums which are different that those that apply to this contract. In addition, you will receive no additional benefit from the tax deferral feature of the annuity since the retirement plan or IRA is already tax deferred. You should consult your tax advisor to ensure that you meet all of the requirements and limitations, and to be sure this contract is appropriate to your situation.


INVESTMENT OPTIONS:

     Fixed Account                                     Minnesota Life General Account

     Guaranteed Term Account                           3 year guarantee period*
                                                       5 year guarantee period*
                                                       7 year guarantee period*
                                                       10 year guarantee period*

     Variable Annuity Account                          See the list of portfolios on the cover
                                                       page

     * Subject to market value adjustment on early withdrawal -- see "General Information
       Section" for additional details. The 3 year period is not currently available.

WITHDRAWALS:

     Minimum withdrawal amount                         $250

     (Withdrawals and surrenders may be subject to deferred sales charges and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the deferred sales charge ("DSC") is waived on withdrawal or surrender. The following DSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

     - Nursing Home Waiver

     - Terminal Illness Waiver

     - Unemployment Waiver

C Class has no DSC and so these waivers do not apply to C Class. State variations may apply to these waivers. See your representative and the section titled "Contract Charges and Fees" for more details. The DSC is also waived at death and upon annuitization.

DEATH BENEFIT AND OPTIONAL DEATH BENEFITS

Your contract provides a death benefit. The standard death benefit included with the contract is known as the GUARANTEED MINIMUM DEATH BENEFIT. Certain optional death benefits may also be selected and may provide the opportunity for a larger death benefit. The optional death benefits include: the HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION; the 5% DEATH BENEFIT INCREASE (5% DBI) OPTION or the PREMIER DEATH BENEFIT (PDB) OPTION.

In addition, you may also elect the ESTATE ENHANCEMENT BENEFIT (EEB) OPTION. This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract. Please see "Death
Benefits -- Estate Enhancement Benefit (EEB) Option" for complete details.

In order to elect one or more of these optional death benefits you must be less than 76 years old. Once you elect an option it may not be cancelled or terminated. Each of the optional choices has a specific charge associated with it.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or the general account and/or one or more of the guarantee periods of the guaranteed term account. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

OTHER OPTIONAL RIDERS

Certain other contract options may be available to you for an additional charge. These are sometimes referred to as "living benefits". Only one living benefit may be elected on a contract. When you elect a living benefit rider (except for the Guaranteed Income Provider Benefit) you must allocate your entire contract value to an asset allocation plan or model approved by us. These descriptions are brief overviews of the optional riders. Please refer to the section entitled "Other Contract Options" for a complete description of the rider, its benefits and, its limitations and restrictions. The charges are discussed in the section titled "Optional Contract Rider Charges".

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life, regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the (GWB) is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION IS GENERALLY NOT APPROPRIATE FOR YOU.

This optional rider differs, in part, from either of the GLWB II riders (single or joint) below in that the GAI amount is based on the age of the oldest contract owner and has a range of 4.0%- 6.0%; while the GLWB II riders have a set GAI amount of 5.0%.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE)

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION IS GENERALLY NOT APPROPRIATE FOR YOU.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT)

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit -- Single Life Option. However its guarantee is over the lifetime of both "designated lives", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59th birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of both designated lives, or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION IS GENERALLY NOT APPROPRIATE FOR YOU.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION IS GENERALLY NOT APPROPRIATE FOR YOU.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB)

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT RECEIVE THE BENEFIT OF THIS OPTION, AND THEREFORE THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. ONCE YOU ELECT THIS CONTRACT OPTION YOU MAY NOT CHANGE OR TERMINATE THE OPTION.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of the MultiOption Advisor variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

SALES LOAD IMPOSED ON PURCHASES
(as a percentage of purchase payments)                               None

DEFERRED SALES CHARGE
(as a percentage of each purchase payment)

                              CONTRACT YEARS SINCE PAYMENT  B CLASS  C CLASS  L CLASS
                              ----------------------------  -------  -------  -------
                                          0-1                 7%      None      7%
                                          1-2                 7%                7%
                                          2-3                 6%                6%
                                          3-4                 6%                6%
                                          4-5                 5%                0%
                                          5-6                 4%                0%
                                          6-7                 3%                0%
                                    7 and thereafter          0%                0%
SURRENDER FEES                                               None     None     None
TRANSFER FEE*
  Maximum Charge                                             $10*     $10*     $10*
  Transfer Charge                                            None     None     None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

                                                               B CLASS  C CLASS  L CLASS
                                                               -------  -------  -------
ANNUAL MAINTENANCE FEE**                                         $30     None     None

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

Before Annuity Payments Commence

BASE CONTRACT SEPARATE ACCOUNT CHARGES

                                                              B CLASS   C CLASS   L CLASS
                                                              -------   -------   -------
Mortality and Expense Risk Fee                                 1.05%     1.40%     1.35%
Administrative Fee                                             0.15%     0.15%     0.15%
Total Base Contract Separate Account Annual Expenses (No
  Optional Riders)                                             1.20%     1.55%     1.50%

OPTIONAL DEATH BENEFIT SEPARATE ACCOUNT CHARGES

                                              TOTAL CHARGE:     TOTAL CHARGE:     TOTAL CHARGE:
                                             DEATH BENEFIT +   DEATH BENEFIT +   DEATH BENEFIT +
                                              BASE CONTRACT     BASE CONTRACT     BASE CONTRACT
                                                 B CLASS           C CLASS           L CLASS
                                             ---------------   ---------------   ---------------
Highest Anniversary (HAV) Death Benefit
  Charge 0.15%                                    1.35%             1.70%             1.65%
5% Death Benefit (5%DBI) Increase
  Charge 0.25%                                    1.45%             1.80%             1.75%
Premier Death Benefit (PDB)
  Charge 0.35%                                    1.55%             1.90%             1.85%

OTHER OPTIONAL SEPARATE ACCOUNT CHARGES

                                            TOTAL CHARGE:     TOTAL CHARGE:     TOTAL CHARGE:
                                           OPTION CHARGE +   OPTION CHARGE +   OPTION CHARGE +
                                            BASE CONTRACT     BASE CONTRACT     BASE CONTRACT
                                               B CLASS           C CLASS           L CLASS
                                           ---------------   ---------------   ---------------
Estate Enhancement Benefit (EEB)
  Charge 0.25%                                  1.45%             1.80%             1.75%
Guaranteed Income Provider Benefit (GIPB)
  Charge 0.50%                                  1.70%             2.05%             2.00%

MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS
Base Contract+PDB+EEB+GIPB                      2.30%             2.65%             2.60%

(Does not include the GMWB, GLWB, or either GLWB II options because the charges that apply are not separate account charges.)

OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE (APPLIES TO B, C AND L CLASS)

------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM WITHDRAWAL BENEFIT                      MAXIMUM POSSIBLE CHARGE               1.00%
(GMWB) CHARGE(1)                                           CURRENT BENEFIT CHARGE                0.50%
------------------------------------------------------------------------------------------------------
(1) The current annual charge for this option is equal to 0.50% times the Guaranteed Withdrawal
    Benefit (GWB) amount The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge
    (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. Please see the GMWB section of the prospectus for a detailed discussion of charges and formulas used to calculate these amounts. This option may not be elected if you have selected the 5% Death Benefit
    Increase, Premier Death Benefit, GIPB, GLWB, or either GLWB II.
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
GUARANTEED LIFETIME WITHDRAWAL BENEFIT                     MAXIMUM POSSIBLE CHARGE               0.60%
(GLWB) CHARGE(2)                                           CURRENT BENEFIT CHARGE                0.60%
------------------------------------------------------------------------------------------------------
(2) The annual charge for this option is equal to 0.60% of contract value, deducted quarterly.
    Beginning with the GLWB effective date and at the end of every three months thereafter, one-quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB section of the prospectus for details. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, or
    either GLWB II.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-                 MAXIMUM POSSIBLE CHARGE               1.00%
SINGLE (GLWB II-SINGLE) CHARGE(3)                          CURRENT BENEFIT CHARGE                0.60%
------------------------------------------------------------------------------------------------------
(3) The annual charge for this option is equal to 0.60% of the greater of the contract value, or the
    Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Single is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one-quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB
    II-Single section of the prospectus for details. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Joint.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-                 MAXIMUM POSSIBLE CHARGE               1.15%
JOINT (GLWB II-JOINT) CHARGE(4)                            CURRENT BENEFIT CHARGE                0.75%
------------------------------------------------------------------------------------------------------
(4) The annual charge for this option is equal to 0.75% of the greater of the contract value or the
    Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Joint is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one-quarter of the annual GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the
    GLWB II-Joint section of the prospectus for details. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB
    II-Single.
------------------------------------------------------------------------------------------------------

The next item shows the minimum and maximum total operating expenses charged by the portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the portfolios fees and expenses is contained in the prospectus for each portfolio.

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees,
and other expenses)                                            0.49%     1.72%

State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" section for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.

Please note:

     - You may only elect one living benefit on the contract.

     - You may not elect the 5% Death Benefit Increase or the Premier Death Benefit with GMWB, GLWB, GLWB II-Single or GLWB II-Joint.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive Portfolio (Minimum Fund Expenses) and the most expensive Portfolio (Maximum Fund Expenses) before reimbursements, with the most expensive contract design over the time period:

     - Base + HAV + EEB + GLWB II-Joint

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                           IF YOU ANNUITIZE AT THE END
                                               IF YOU SURRENDERED YOUR CONTRACT AT        OF THE AVAILABLE TIME PERIOD
                                              THE END OF THE APPLICABLE TIME PERIOD   OR YOU DO NOT SURRENDER YOUR CONTRACT
                                              -------------------------------------   -------------------------------------
                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                              ------   -------   -------   --------   ------   -------   -------   --------
B CLASS
  MAXIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-Joint..........  $1,111   $1,937    $2,793     $4,823     $411    $1,337    $2,293     $4,823
  MINIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-Joint..........  $  990   $1,576    $2,202     $3,708     $290    $  976    $1,702     $3,708
C CLASS
  MAXIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-Joint..........  $  444   $1,431    $2,445     $5,097     $444    $1,431    $2,445     $5,097
  MINIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-Joint..........  $  322   $1,074    $1,865     $4,022     $322    $1,074    $1,865     $4,022
L CLASS
  MAXIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-Joint..........  $1,139   $2,017    $2,422     $5,056     $439    $1,417    $2,422     $5,056
  MINIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-Joint..........  $1,017   $1,659    $1,840     $3,975     $317    $1,059    $1,840     $3,975

Note: In the above example, it is assumed that the maximum possible charge applies for the optional benefit. The GLWB II-Joint option has a reset annually that could increase the rider charge. Therefore, the maximum possible rider charge is used starting at the first annual reset in the example above. If the rider charge did not actually increase, then your expenses would be less than those shown in the example.

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

After Annuity Payments Commence

The next section shows the fees and charges that apply to your contract after you have annuitized it.

SEPARATE ACCOUNT BASED CHARGES                     B CLASS          C CLASS          L CLASS
------------------------------                     -------          -------          -------
Mortality and Expense Risk Fee                      1.20%            1.20%            1.20%
Administrative Fee                                  0.15%            0.15%            0.15%
Total Base Contract Separate Account Annual
Expenses (No Optional Riders)                       1.35%            1.35%            1.35%
Optional Death Benefit Separate Account         Not Applicable   Not Applicable   Not Applicable
  Charges
Other Optional Separate Account Charges         Not Applicable   Not Applicable   Not Applicable

OTHER CHARGES                                      B CLASS          C CLASS          L CLASS
-------------                                      -------          -------          -------
Other Optional Benefit Charges taken from
  Contract Value                                Not Applicable   Not Applicable   Not Applicable

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the appendix under the heading "Condensed Financial Information and Financial Statements". The complete financial statements of the variable annuity account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the portfolios, their investment adviser and/or investment sub-adviser, and investment objective. Prospectuses for the portfolios contain more detailed information about each portfolio, including discussion of the portfolio's investment techniques and risks associated with its investments. No assurance can be given that a portfolio will achieve its investment objective. YOU SHOULD CAREFULLY READ THESE PROSPECTUSES BEFORE INVESTING IN THE CONTRACT. Please contact us to receive a copy of the portfolio prospectuses.

                                                 INVESTMENT                                INVESTMENT
            FUND NAME                             ADVISER                                   OBJECTIVE
            ---------                            ----------                                ----------
ADVANTUS SERIES FUND, INC.
 Bond Portfolio                      Advantus Capital Management, Inc.    Bond Portfolio seeks as high a level of a
                                                                          long-term total rate of return as is
                                                                          consistent with prudent investment risk. The
                                                                          Portfolio also seeks preservation of capital
                                                                          as a secondary objective.
 Index 400 Mid-Cap Portfolio         Advantus Capital Management, Inc.    Index 400 Mid-Cap Portfolio seeks investment
                                                                          results generally corresponding to the
                                                                          aggregate price and dividend performance of
                                                                          the publicly traded common stocks that
                                                                          comprise the Standard & Poor's 400 MidCap
                                                                          Index (the S&P 400).
 Index 500 Portfolio                 Advantus Capital Management, Inc.    Index 500 Portfolio seeks investment results
                                                                          that correspond generally to the price and
                                                                          yield performance of the common stocks
                                                                          included in the Standard & Poor's 500
                                                                          Composite Stock Price Index (the S&P 500).
 International Bond Portfolio        Advantus Capital Management, Inc.    International Bond Portfolio seeks to
                                     Sub-Adviser: Augustus Asset          maximize current income, consistent with the
                                     Managers Limited                     protection of principal.
 Money Market Portfolio              Advantus Capital Management, Inc.    Money Market Portfolio seeks maximum current
                                                                          income to the extent consistent with
                                                                          liquidity and the preservation of capital.
 Mortgage Securities Portfolio       Advantus Capital Management, Inc.    Mortgage Securities Portfolio seeks a high
                                                                          level of current income consistent with
                                                                          prudent investment risk.
 Real Estate Securities Portfolio    Advantus Capital Management, Inc.    Real Estate Securities Portfolio seeks above
                                                                          average income and long-term growth of
                                                                          capital.

                                                 INVESTMENT                                INVESTMENT
            FUND NAME                             ADVISER                                   OBJECTIVE
            ---------                            ----------                                ----------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Basic Balanced Fund --     A I M Advisors, Inc.                 The fund's investment objective is long-term
   Series II Shares                                                       growth of capital and current income. The
                                                                          investment objective of the fund may be
                                                                          changed by the Board of Trustees (the Board)
                                                                          without shareholder approval.
 AIM V.I. Capital Appreciation       A I M Advisors, Inc.                 The fund's investment objective is growth of
   Fund -- Series II Shares                                               capital. The investment objective of the fund
                                                                          may be changed by the Board of Trustees (the
                                                                          Board) without shareholder approval.
 AIM V.I. Core Equity Fund --        A I M Advisors, Inc.                 The fund's investment objective is growth of
   Series II Shares                                                       capital. The investment objective of the fund
                                                                          may be changed by the Board of Trustees (the
                                                                          Board) without shareholder approval.
 AMERICAN CENTURY VARIABLE
   PORTFOLIOS, INC.
 VP Income & Growth Fund -- Class    American Century Investment          The fund seeks capital growth by investing in
   II Shares                         Management, Inc.                     common stocks. Income is a secondary
                                                                          objective.
 VP Ultra(R) Fund -- Class II        American Century Investment          The fund seeks long-term capital growth.
   Shares                            Management, Inc.
 VP Value Fund -- Class II Shares    American Century Investment          The fund seeks long-term capital growth.
                                     Management, Inc.                     Income is a secondary objective.
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS FUNDS
 Contrafund(R)                       Fidelity Management & Research       VIP Contrafund Portfolio seeks long-term
   Portfolio -- Service Class 2      Company                              capital appreciation.
   Shares                            FMR Co., Inc.
                                     Fidelity Management & Research
                                     (U.K.) Inc. (FMR U.K.)
                                     Fidelity Research & Analysis
                                     Company
                                     Fidelity International Investment
                                     Advisors (FIIA)
                                     Fidelity International Investment
                                     Advisors (U.K.) Limited (FIIA
                                     (U.K.) L)
                                     Fidelity Investments Japan Limited
                                     (FIJ)
 Equity-Income                       Fidelity Management & Research       VIP Equity-Income Portfolio seeks reasonable
   Portfolio -- Service Class 2      Company FMR Co., Inc.                income. The fund will also consider the
   Shares                            Fidelity Management & Research       potential for capital appreciation. The
                                     (U.K.) Inc. (FMR U.K.)               fund's goal is to achieve a yield which
                                     Fidelity Research & Analysis         exceeds the composite yield on the securities
                                     Company                              comprising the Standard & Poor's 500SM Index
                                     Fidelity International Investment    (S&P 500(R)).
                                     Advisors (FIIA)
                                     Fidelity International Investment
                                     Advisors (U.K.) Limited (FIIA
                                     (U.K.) L)
                                     Fidelity Investments Japan Limited
                                     (FIJ)
 Mid Cap Portfolio -- Service        Fidelity Management & Research       VIP Mid Cap Portfolio seeks long-term growth
   Class 2 Shares                    Company FMR Co., Inc.                of capital.
                                     Fidelity Management & Research
                                     (U.K.) Inc. (FMR U.K.)
                                     Fidelity Research & Analysis
                                     Company
                                     Fidelity International Investment
                                     Advisors (FIIA)
                                     Fidelity International Investment
                                     Advisors (U.K.) Limited (FIIA
                                     (U.K.) L)
                                     Fidelity Investments Japan Limited
                                     (FIJ)

                                                 INVESTMENT                                INVESTMENT
            FUND NAME                             ADVISER                                   OBJECTIVE
            ---------                            ----------                                ----------
 FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
 Franklin Large Cap Growth           Franklin Advisers, Inc.              The Fund's investment goal is capital
   Securities Fund -- Class 2                                             appreciation.
   Shares
 Franklin Small-Mid Cap Growth       Franklin Advisers, Inc.              The Fund's investment goal is long-term
   Securities Fund -- Class 2                                             capital growth.
   Shares
 Mutual Shares Securities Fund --    Franklin Mutual Advisers, LLC        The Fund's principal investment goal is
   Class 2 Shares                                                         capital appreciation. Its secondary goal is
                                                                          income.
 Templeton Developing Markets        Templeton Asset Management Ltd.      The Fund's investment goal is long-term
   Securities Fund -- Class 2                                             capital appreciation.
   Shares
 JANUS ASPEN SERIES
 Balanced Portfolio -- Service       Janus Capital Management LLC         Balanced Portfolio seeks long-term capital
   Shares                                                                 growth, consistent with preservation of
                                                                          capital and balanced by current income.
 Forty Portfolio -- Service Shares   Janus Capital Management LLC         Forty Portfolio seeks long-term growth of
                                                                          capital.
 International Growth Portfolio --   Janus Capital Management LLC         International Growth Portfolio seeks
   Service Shares                                                         long-term growth of capital.
 MFS(R) VARIABLE INSURANCE
   TRUST(SM)
 Investors Growth Stock Series --    Massachusetts Financial Services     The fund's investment objective is to seek
   Service Shares                    Company                              capital appreciation. The fund's objective
                                                                          may be changed without shareholder approval
 Mid Cap Growth Series -- Service    Massachusetts Financial Services     The fund's investment objective is to seek
   Shares                            Company                              capital appreciation. The fund's objective
                                                                          may be changed without shareholder approval
 New Discovery Series  -- Service    Massachusetts Financial Services     The fund's investment objective is to seek
   Shares                            Company                              capital appreciation. The fund's objective
                                                                          may be changed without shareholder approval
 Value Series -- Service Shares      Massachusetts Financial Services     The fund's investment objective is to seek
                                     Company                              capital appreciation. The fund's objective
                                                                          may be changed without shareholder approval
 OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
 Capital Appreciation Fund/VA --     Oppenheimer Funds, Inc.              The Fund seeks capital appreciation by
   Service Shares                                                         investing in securities of well-known
                                                                          established companies.
 High Income Fund/VA  -- Service     OppenheimerFunds, Inc.               The Fund seeks a high level of current income
   Shares                                                                 from investment in high-yield fixed-income
                                                                          securities.
 PANORAMA SERIES FUND, INC.
 International Growth Fund/VA --     OppenheimerFunds, Inc.               The Fund seeks long-term growth of capital by
   Service Shares                                                         investing under normal circumstances, at
                                                                          least 90% of its total assets in equity
                                                                          securities of companies wherever located, the
                                                                          primary stock market of which is outside the
                                                                          United States.
 PUTNAM VARIABLE TRUST
 Putnam VT Growth and Income         Putnam Investment Management, LLC    The fund seeks capital growth and current
   Fund -- Class IB Shares                                                income.
 Putnam VT International Equity      Putnam Investment Management, LLC    The fund seeks capital appreciation.
   Fund -- Class IB Shares
 Putnam VT New Opportunities         Putnam Investment Management, LLC    The fund seeks long-term capital
   Fund -- Class IB Shares                                                appreciation.
 Putnam VT New Value Fund -- Class   Putnam Investment Management, LLC    The fund seeks long-term capital
   IB Shares                                                              appreciation.
 Putnam VT Voyager Fund -- Class     Putnam Investment Management, LLC    The fund seeks capital appreciation.
   IB Shares

                                                 INVESTMENT                                INVESTMENT
            FUND NAME                             ADVISER                                   OBJECTIVE
            ---------                            ----------                                ----------
 VAN KAMPEN LIFE INVESTMENT TRUST
 Comstock Portfolio -- Class II      Van Kampen Asset Management          The Portfolio's investment objective is to
   Shares                                                                 seek capital growth and income through
                                                                          investments in equity securities, including
                                                                          common stocks, preferred stocks and
                                                                          securities convertible into common and
                                                                          preferred stocks.
 Growth and Income Portfolio --      Van Kampen Asset Management          The Portfolio's investment objective is to
   Class II Shares                                                        seek long-term growth of capital and income.
 Strategic Growth                    Van Kampen Asset Management          The Portfolio's investment objective is to
   Portfolio -- Class II Shares                                           seek capital appreciation.
 W&R TARGET FUNDS INC.
 W&R Asset Strategy Portfolio        Waddell & Reed Investment            Asset Strategy Portfolio seeks high total
                                     Management Company                   return over the long term.
 W&R Balanced Portfolio              Waddell & Reed Investment            Balanced Portfolio seeks, as a primary
                                     Management Company                   objective, to provide current income to the
                                                                          extent that, in the opinion of WRIMCO, the
                                                                          Portfolio's investment manager, market and
                                                                          economic conditions permit. As a secondary
                                                                          objective, the Portfolio seeks long-term
                                                                          appreciation of capital.
 W&R Core Equity Portfolio           Waddell & Reed Investment            Core Equity Portfolio seeks capital growth
                                     Management Company                   and income.
 W&R Global Natural Resources        Waddell & Reed Investment            To provide long-term growth. Any income
   Portfolio                         Management Company                   realized will be incidental.
                                     Sub-Adviser:  Mackenzie Financial
                                     Management Company
 W&R Growth Portfolio                Waddell & Reed Investment            Growth Portfolio seeks capital growth, with
                                     Management Company                   current income as a secondary objective.
 W&R International Growth            Waddell & Reed Investment            International Growth Portfolio seeks, as a
   Portfolio                         Management Company                   primary objective, long-term appreciation of
                                                                          capital. As a secondary objective, the
                                                                          Portfolio seeks current income.
 W&R International Value Portfolio   Waddell & Reed Investment            International Value Portfolio seeks long-term
                                     Management Company                   capital growth.
                                     Sub-Adviser:  Templeton Investment
                                     Counsel, LLC
 W&R Micro Cap Growth Portfolio      Waddell & Reed Investment            Micro Cap Growth Portfolio seeks long-term
                                     Management Company                   capital appreciation.
                                     Sub-Adviser:  Wall Street
                                     Associates
 W&R Mid Cap Growth Portfolio        Waddell & Reed Investment            To provide growth of your investment.
                                     Management Company
 W&R Science and Technology          Waddell & Reed Investment            Science and Technology Portfolio seeks
   Portfolio                         Management Company                   long-term capital growth.
 W&R Small Cap Growth Portfolio      Waddell & Reed Investment            Small Cap Growth Portfolio seeks growth of
                                     Management Company                   capital.
 W&R Small Cap Value Portfolio       Waddell & Reed Investment            Small Cap Value Portfolio seeks long-term
                                     Management Company                   accumulation of capital.
                                     Sub-Adviser:  BlackRock Capital
                                     Management, Inc.
 W&R Value Portfolio                 Waddell & Reed Investment            Value Portfolio seeks long-term capital
                                     Management Company                   appreciation.

DESCRIPTION OF THE CONTRACT

Your contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE-LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: 400 Robert Street North, St. Paul, Minnesota 55101-2098. If you cancel and return your contract during the "free look period", we will refund to you the amount of your contract value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase payments will be invested in accordance with your allocation instructions during the free-look period. You may bear the investment risk for your purchase payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

1035 EXCHANGES OR REPLACEMENTS

If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a "Section 1035 Exchange" or "Replacement", it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest.

PURCHASE PAYMENTS

You choose when to make purchase payments. Your initial purchase payment must be at least equal to the following and must be in U.S. dollars:

B Class     $10,000
            $2,000 for IRAs and Qualified Retirement Plans
C Class     $25,000 for all contract and plan types
L Class     $25,000 for all contract and plan types

We may reduce the initial purchase payment requirement if you purchase this contract through a 1035 exchange or qualified plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial purchase payment for this contract; but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial purchase payment requirement due to market conditions.

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules, applicable to your situation.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in "good order."

Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. Total purchase payments may not exceed $5,000,000, for the same owner or annuitant except with our consent. In addition, total aggregate purchase payments allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not cause the aggregate value of the general account and each of the guarantee periods of the Guaranteed Term Account to exceed $250,000 without our prior consent. Currently we are waiving this limitation up to an aggregate amount of $500,000. For purposes of this limitation, we may aggregate other Minnesota Life annuity contracts with this one. Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any deferred sales charges.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your purchase payments may be allocated to a portfolio of the variable annuity account, to our general account or to one or more guarantee period(s) of the guaranteed term account. There is no minimum amount which must be allocated to any of the allocation options. However, you may not allocate more than $250,000, or allocate in such a way as to cause the aggregate amount held in the general account and guarantee periods of the guaranteed term account to exceed $250,000, without our prior consent for B, C or L Class. Currently we are waiving this limitation up to an aggregate amount of $500,000.

TRANSFERS

Values may be transferred between the general account, guarantee period(s) of the guaranteed term account and/or between or among the portfolios of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request, internet (through our on-line service center), or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We have procedures designed to provide reasonable assurance that telephone or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

There is generally no dollar amount limitation on transfers. Total aggregate transfers allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not cause the aggregate value of the general account and each of the guarantee periods of the Guaranteed Term Account to exceed $250,000 without our prior consent. Currently we are waiving this limitation up to an aggregate amount of $500,000. In addition, transfers from the general account will be limited to a single transfer during any contract year in an amount not to exceed 20% of the general account value at the time of the transfer request. However, in the case of general account values of $1,000 or less, we will allow a one-time transfer of the entire general account value to the portfolios of the variable annuity account or to a guarantee period of the guaranteed term account. (Additional limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".)

No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please refer to the section "General Information -- The General Account and Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

MARKET TIMING AND DISRUPTIVE TRADING

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

     - the dollar amount of the transfer(s);

     - whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

     - whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

     - the number of transfers in the previous calendar quarter;

     - whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and dollar cost averaging. You may elect either of these methods to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect both of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If after annuitization the date must range from the 2nd to the 25th day of the month. If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date.

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

There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.

     AUTOMATIC PORTFOLIO REBALANCING

     Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

     Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account.

     If you elect a variable annuitization, the annuitant may instruct us to rebalance the variable sub-accounts. Rebalancing is not available for any portion that is a fixed annuitization.

     DOLLAR COST AVERAGING

     Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio. You must instruct us with the date, amount, frequency and the portfolios you wish to be included.

     DCA will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. Although DCA is available for values in the guaranteed term account remember that amounts transferred prior to the end of a guarantee period may be subject to a market value adjustment. DCA is not available after you annuitize.

     You may use DCA to transfer your entire general account value out of the general account over a set period of time. The minimum period of time is 12 months if it is set up on a monthly basis. If set up on a less frequent basis, the minimum period of time is the time period needed to complete 12 transfers, (e.g., quarterly would be over a period of 3 years).

     You may also transfer a specified amount from the general account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

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PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

     CREDITING ACCUMULATION UNITS

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central
Time), on each day, Monday through Friday, except:

     - days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares;

     - days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

     - customary national business holidays on which the Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to our general account or to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

     VALUE OF THE CONTRACT

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the general account and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

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

     ACCUMULATION UNIT VALUE

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

     - the value of that accumulation unit on the immediately preceding valuation date by,

     - the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.05% for B Class, 1.35% for L Class and 1.40% for C Class per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional death benefit option the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

     - the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

     - the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

     - the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

     - on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

     - when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

To request a withdrawal or surrender (including 1035 exchanges) you must submit to Annuity Services, a fully completed and signed Minnesota Life surrender or withdrawal form. The form(s) may be sent to us via facsimile. Our FAX number is:
(651) 665-7942. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the variable annuity account, the general account and all guarantee periods of the guaranteed term account on a pro-rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections titled; "General
Information -- The General Account" and The "Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

     - no purchase payments are made for a period of two or more full contract years, and

     - the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

     - the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. We will not terminate your contract solely because of poor sub-account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

     - neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

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

     - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant. You should discuss the tax consequences with your tax advisor.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

     - any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

     - any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

     - other periods the SEC by order permits for the protection of the contract owners.

See the section titled "General Account and Guaranteed Term Account", for additional restrictions on those options.

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled purchase payment, transfer, or withdrawal; surrender; and payment of any death benefit. You will also receive quarterly statements with certain contract information. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase payment plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the general account or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES

DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a deferred sales charge ("DSC") may be deducted. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 7% may apply to partial withdrawals

                                                                         Page 25
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and surrenders. Unless otherwise instructed the DSC will be deducted pro rata from all sub-accounts. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

Securian Financial Services, Inc., 400 Robert Street North, St. Paul, Minnesota, 55101 ("Securian Financial"), the principal underwriter for the contracts, may pay up to 7.25% of the amount of purchase payments to broker-dealers who sell the contracts. In addition, either Securian Financial or we will issue credits to broker-dealers which will allow their registered representatives to attend meetings sponsored by us or our affiliates for training and educational purposes with respect to the insurance and/or investment products that we or our affiliates offer. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay those registered representatives amounts based upon their production and the persistency of life insurance and annuity business placed with us. Securian Financial and Minnesota Life are both wholly-owned subsidiaries of Securian Financial Group, Inc.

The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. It applies only to withdrawal or surrender of purchase payments. The applicable DSC percentage is as shown in the table below:

CONTRACT YEARS SINCE PAYMENT    B CLASS    C CLASS    L CLASS
----------------------------    -------    -------    -------
            0-1                    7%       None         7%
            1-2                    7%                    7%
            2-3                    6%                    6%
            3-4                    6%                    6%
            4-5                    5%                    0%
            5-6                    4%                    0%
            6-7                    3%                    0%
      7 and thereafter             0%                    0%

The amount of the DSC is determined by:

     - calculating the number of years each purchase payment being withdrawn has been in the contract;

     - multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

     - adding the DSC from all purchase payments so calculated. This amount is then deducted from your contract value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a DSC in a B Class contract. If the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 7% (because the purchase payment was made within the last 2 years), the contract owner will receive $1,000, the sales charge will be $75.27 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the contract value will equal $1,075.27.

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

The DSC will not apply to:

     - The annual "free amount". The free amount shall be equal to amounts withdrawn in any contract year that are less than or equal to the greater of: (1) contract value less purchase payments not previously withdrawn as of the most recent contract anniversary; or (2) 15% of the sum of purchase payments not previously withdrawn and still subject to DSC. Plus 15% of any purchase payments not previously withdrawn and received by us during the current contract year.

     - Amounts withdrawn to pay the annual maintenance fee or any transfer charge.

     - Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

     - Amounts applied to provide annuity payments under an annuity option.

     - Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

     - The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

     - A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

     - A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

     - A surrender or a single withdrawal amount any time after the first contract anniversary if the unemployment waiver applies.

     NURSING HOME OR TERMINAL ILLNESS WAIVER

     A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 60 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is:

        - prescribed by a licensed Physician in writing; and

        - based on physical limitations which prohibit daily living in a non-institutional setting.

     A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a DSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

        - is diagnosed by a licensed Physician; and

        - is expected to result in death within 12 months.

                                                                         Page 27
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     For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement or terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

     If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

     If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

     The Nursing Home Waiver is not available in Massachusetts. In Texas and New Jersey there is no one year waiting period for a surrender or withdrawal request due to the owner's confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness.

UNEMPLOYMENT WAIVER

Any time after the first contract anniversary, the DSC will be waived for a single withdrawal from or surrender of your contract if you become unemployed. To qualify for this benefit, you must take the following steps:

     - provide us proof from a state unemployment agency indicating you have been receiving unemployment benefits for at least 60 consecutive days;

     - provide us proof that you were a full-time employee (at least 30 hours per week) on the date your contract was issued; and

     - apply for this benefit within 180 days of receipt of your first unemployment compensation payment.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

This waiver may be exercised only one time. It is not available in Texas or Massachusetts.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

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

For assuming these risks, we make a deduction from the variable annuity account at the following annual rate of the net asset value during the accumulation period:

     B Class     1.05%
     C Class     1.40%
     L Class     1.35%

During the annuity period the annual rate changes to 1.20% for all contract classes.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of 0.15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract and it applies to all classes of the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

For B Class contracts, we charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary. This fee does not apply to C Class or L Class contracts.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Deferred Sales Charge (DSC).

Highest Anniversary Value (HAV) Death Benefit Option -- Charge

     - If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

5% Death Benefit Increase (5% DBI) Option -- Charge

     - If you purchase the 5% DBI optional death benefit, we will deduct an annual 5% DBI death benefit charge for expenses related to this optional benefit. The 5% DBI charge is equal to 0.25% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Premier Death Benefit (PDB) Option -- Charge

     - If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit charge for expenses related to this optional benefit. The PDB charge is equal to 0.35% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Estate Enhancement Benefit (EEB) Option -- Charge

     - If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the variable contract value and this amount will be deducted from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the "Other Contract Options -- Estate Enhancement Benefit Option" section of this Prospectus for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Guaranteed Income Provider Benefit (GIPB) Option -- Charge

     - If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Guaranteed Minimum Withdrawal Benefit (GMWB) Option -- Charge

     - If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

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

Guaranteed Lifetime Withdrawal Benefit (GLWB) Option -- Charge

     - If you purchase the GLWB optional benefit, we will deduct a GLWB benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB charge is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contractowner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Guaranteed Lifetime Withdrawal Benefit II-Single (GLWB II-Single)
Option -- Charge

     - If you purchase the GLWB II-Single Life optional benefit, we will deduct a GLWB II-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Single charge is equal to 0.60% of the greater of the contract value or the Guaranteed Withdrawal Benefit
       (GWB) amount, deducted quarterly. The maximum possible charge for the rider is 1.00%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Guaranteed Lifetime Withdrawal Benefit II-Joint (GLWB II-Joint) Option -- Charge

     - If you purchase the GLWB II-Joint Life optional benefit, we will deduct a GLWB II-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Joint charge is equal to 0.75% of the greater of the contract value, or the Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The maximum possible charge for the rider is 1.15%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one quarter of the GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted. Transfers currently are free.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See the section titled "The General Account and the Guaranteed Term Account" for a complete description of this charge.

UNDERLYING PORTFOLIO CHARGES

There are deductions from and expenses paid out of the assets of the portfolio companies that are described in the prospectuses of those portfolios.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. Values will be allocated at your direction to the general account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, described below.

If you choose a variable annuitization, annuity payments are determined on the basis of:

a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

b) the age and gender of the annuitant and any joint annuitant,

c) the type of annuity payment option you select, and

d) the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. Thus, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof.

The contract permits an annuity payment to begin on the first day of any month. Under the contract, if you do not make an election, annuity payments will begin on the first of the month following the later of:

     - the 85th birthday of the annuitant, or

     - ten years after the date of issue of the contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments. If you fail to elect an annuity option, a variable annuity will be provided and the annuity option will be Option 2A, a life annuity with a period certain of 120 months. If you wish to change the date annuity payments are to begin, you must notify us in writing at least 30 days before annuity payments are to begin.

The minimum first monthly annuity payment on either a variable or fixed dollar basis must be at least $50. If the first monthly annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.

The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $1,000,000.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of 10 to 20 years, as elected; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on the general account.

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables showing the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

The 4.50% assumed investment return (AIR) used in the variable annuity payment determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable funds. It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. The initial variable payment is determined by using an assumed investment return (AIR). Because units are determined based on the initial payment, future annuity unit values must adjust out the AIR performance and substitute in the performance of the underlying funds.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

     - The transfer of an annuity reserve amount from any sub-account must be at least equal to $1,000 or the entire amount of the reserve remaining in that sub-account, if less.

     - Such transfers are limited to one per contract year.

     - We must receive the written request for an annuity transfer at least 30 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 30 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

DEATH BENEFITS

BEFORE ANNUITY PAYMENTS BEGIN

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of the annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless an annuity payment option is elected.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the contract value on the date we receive due proof of death will be directed into the general account, guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, adjusted pro-rata for partial withdrawals (including any DSC or MVA that applied to the partial withdrawal); or

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section titled "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

SURVIVING SPOUSE OPTION

If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

BENEFICIARY OTHER THAN THE SURVIVING SPOUSE

If the designated beneficiary is a person other than the owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the owner.

Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary's life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Internal Revenue Code.

Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms.

IF DEATH OCCURS BEFORE ANNUITY PAYMENTS BEGIN:

                     IF:                                            THEN:
The contract owner dies; and                    The joint contract owner receives the death
  - there is a surviving joint contract         benefit
  owner; and
  - the annuitant is either living or
  deceased.
The contract owner dies; and                    The designated beneficiary receives the death
  - there is no joint contract owner; and       benefit
  - the annuitant is either living or
  deceased.
The contract owner dies; and                    Contract owner's estate receives the death
  - there is no joint contract owner and        benefit
  - there is no designated beneficiary (or
    all of the beneficiaries pre-decease the
    contract owner); and
  - the annuitant is either living or
  deceased
The annuitant dies; and                         The contract owner may name a new annuitant
  - contract owner is living
The annuitant dies; and                         The designated beneficiary receives the death
  - the contract owner is a non-natural         benefit.
    person, such as a trust

OPTIONAL DEATH BENEFITS

At the time you purchase your contract you may elect one of the optional death benefits. You must be 75 years old or less in order to elect one of these options and you must elect it when you submit your application. ONCE ELECTED YOU MAY NOT CHANGE IT. There is a particular charge associated with each optional death benefit. See "Optional Contract Rider Changes" for more information.

Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial advisor before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:

(a) the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro-rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
           HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION

                                                            HIGHEST
 CONTRACT               PURCHASE PAYMENT       CONTRACT   ANNIVERSARY    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE      BENEFIT
-----------   ---   ------------------------   --------   -----------   -------
     0        65             10,000             10,000           0      10,000
     1        66             10,000              9,000       9,000      10,000
     2        67             10,000              8,000       9,000      10,000
     3        68             10,000              9,000       9,000      10,000
     4        69             10,000             11,000      11,000      11,000
     5        70             10,000             13,500      13,500      13,500
     6        71             10,000              9,000      13,500      13,500
     7        72             10,000             10,000      13,500      13,500
     8        73             10,000             12,000      13,500      13,500
     9        74             10,000             14,000      14,000      14,000
    10        75             10,000             12,000      14,000      14,000
    11        76             10,000             15,000      15,000      15,000
    12        77             10,000             17,000      17,000      17,000
    13        78             10,000             19,000      19,000      19,000
    14        79             10,000             21,200      21,200      21,200
    15        80             10,000             23,000      23,000      23,000
    16        81             10,000             24,000      23,000      24,000

(PERFORMANCE GRAPH)

                                                    PURCHASE PAYMENTS
                                                      ADJUSTED FOR                                         HIGHEST ANNIVERSARY
AGE                                                    WITHDRAWALS               CONTRACT VALUE                   VALUE
---                                                 -----------------            --------------            -------------------
65                                                      10000.00                    10000.00
66                                                      10000.00                     9000.00                     9000.00
                                                        10000.00                     8000.00                     9000.00
68                                                      10000.00                     9000.00                     9000.00
                                                        10000.00                    11000.00                    11000.00
                                                        10000.00                    13500.00                    13500.00
71                                                      10000.00                     9000.00                    13500.00
                                                        10000.00                    10000.00                    13500.00
                                                        10000.00                    12000.00                    13500.00
74                                                      10000.00                    14000.00                    14000.00
                                                        10000.00                    12000.00                    14000.00
                                                        10000.00                    15000.00                    15000.00
77                                                      10000.00                    17000.00                    17000.00
                                                        10000.00                    19000.00                    19000.00
                                                        10000.00                    21200.00                    21200.00
80                                                      10000.00                    23000.00                    23000.00
                                                        10000.00                    24000.00                    23000.00

To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.


On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $14,000.


On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($10,000), the death benefit is equal to $23,000.


After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.


5% DEATH BENEFIT INCREASE OPTION


The 5% Death Benefit Increase option provides for the calculation of a death benefit based on accumulation at a guaranteed interest rate for values in the variable annuity account.

On the day your death benefit is determined, the 5% death benefit increase value is equal to the sum of:


(a) the portion of the contract value in the general account and guaranteed term account; and


(b) purchase payments and transfers into the variable annuity account, less withdrawals and transfers out of the variable annuity account, accumulated to the earlier of the date we receive due proof of death or the contract anniversary following your 80th birthday at an interest rate of 5%, compounded annually.


The 5% death benefit increase value shall not exceed 200% of the sum of purchase payments adjusted pro-rata for any amounts previously withdrawn. If you die after the contract anniversary following your 80th birthday, the 5% death benefit increase value will be as of the contract anniversary following your 80th birthday, subject to the limit set forth above, less subsequent amounts withdrawn.


Where joint owners exist, there will be no further accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.


This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
                  5% DEATH BENEFIT INCREASE RIDER ILLUSTRATION

                       PURCHASE PAYMENT
 CONTRACT                ADJUSTED FOR         CONTRACT   5% DEATH BENEFIT    DEATH
ANNIVERSARY   AGE         WITHDRAWALS          VALUE      INCREASE VALUE    BENEFIT
-----------   ---      ----------------       --------   ----------------   -------
     0        65            10,000             10,000         10,000        10,000
     1        66            10,000              9,000         10,500        10,500
     2        67            10,000              8,000         11,025        11,025
     3        68            10,000              9,000         11,576        11,576
     4        69            10,000             11,000         12,155        12,155
     5        70            10,000             13,500         12,763        13,500
     6        71            10,000              9,000         13,401        13,401
     7        72            10,000             10,000         14,071        14,071
     8        73            10,000             12,000         14,775        14,775
     9        74            10,000             14,000         15,513        15,513
    10        75            10,000             12,000         16,289        16,289
    11        76            10,000             15,000         17,103        17,103
    12        77            10,000             17,000         17,959        17,959
    13        78            10,000             19,000         18,856        19,000
    14        79            10,000             21,200         19,799        21,200
    15        80            10,000             23,000         20,000        23,000
    16        81            10,000             24,000         20,000        24,000

(PERFORMANCE GRAPH)

                                                    PURCHASE PAYMENTS
                                                      ADJUSTED FOR                                          5% DEATH BENEFIT
AGE                                                    WITHDRAWALS               CONTRACT VALUE              INCREASE VALUE
---                                                 -----------------            --------------             ----------------
65                                                      10000.00                    10000.00                    10000.00
66                                                      10000.00                     9000.00                    10500.00
67                                                      10000.00                     8000.00                    11025.00
68                                                      10000.00                     9000.00                    11576.00
69                                                      10000.00                    11000.00                    12155.00
70                                                      10000.00                    13500.00                    12763.00
71                                                      10000.00                     9000.00                    13401.00
72                                                      10000.00                    10000.00                    14071.00
73                                                      10000.00                    12000.00                    14775.00
74                                                      10000.00                    14000.00                    15513.00
75                                                      10000.00                    12000.00                    16289.00
76                                                      10000.00                    15000.00                    17103.00
77                                                      10000.00                    17000.00                    17959.00
78                                                      10000.00                    19000.00                    18856.00
79                                                      10000.00                    21200.00                    19799.00
80                                                      10000.00                    23000.00                    20000.00
81                                                      10000.00                    24000.00                    20000.00

To illustrate the 5% death benefit increase option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.


On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $16,289.


On the 15th contract anniversary (owner age 80), the 5% death benefit increase value reaches the maximum of 200% of purchase payments adjusted for withdrawals ($20,000). The contract value of $23,000 exceeds both the 5% death benefit increase value and the purchase payments adjusted for withdrawals ($10,000). For that reason, the death benefit is equal to $23,000.


After the 15th contract anniversary (owner ages 81 and older), the 5% death benefit increase value cannot exceed the 5% death benefit increase value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the 5% death benefit increase value is not accumulated at 5%. Instead, the 5% death benefit increase value remains $20,000, the 5% death benefit increase value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.


PREMIER DEATH BENEFIT OPTION


The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value, or the 5% Death Benefit Increase value.


Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.


This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.


                              MULTIOPTION ADVISOR
                    PREMIER DEATH BENEFIT RIDER ILLUSTRATION

                                                                           5%
                                                                         DEATH
                                                            HIGHEST     BENEFIT
 CONTRACT               PURCHASE PAYMENT       CONTRACT   ANNIVERSARY   INCREASE    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE       VALUE     BENEFIT
-----------   ---   ------------------------   --------   -----------   --------   -------
     0        65             10,000             10,000           0       10,000    10,000
     1        66             10,000              9,000       9,000       10,500    10,500
     2        67             10,000              8,000       9,000       11,025    11,025
     3        68             10,000              9,000       9,000       11,576    11,576
     4        69             10,000             11,000      11,000       12,155    12,155
     5        70             10,000             13,500      13,500       12,763    13,500
     6        71             10,000              9,000      13,500       13,401    13,500
     7        72             10,000             10,000      13,500       14,071    14,071
     8        73             10,000             12,000      13,500       14,775    14,775
     9        74             10,000             14,000      14,000       15,513    15,513
    10        75             10,000             12,000      14,000       16,289    16,289
    11        76             10,000             15,000      15,000       17,103    17,103
    12        77             10,000             17,000      17,000       17,959    17,959
    13        78             10,000             19,000      19,000       18,856    19,000
    14        79             10,000             21,200      21,200       19,799    21,200
    15        80             10,000             23,000      23,000       20,000    23,000
    16        81             10,000             24,000      23,000       20,000    24,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.


On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($10,000) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $16,289.


On the 15th contract anniversary (owner age 80), the highest anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($10,000) and 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to $23,000.


After the 15th contract anniversary (owner ages 81 and older), neither the highest anniversary value nor 5% death benefit increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($10,000), the highest anniversary value ($23,000) and the 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to the $24,000 contract value.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

     - You may only elect this option at the time your contract is issued.

     - Once you elect this option you may not terminate or cancel the option.

     - The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

If you elect the EEB option, the interest rate which will be credited to any amounts in your contract which you choose to be allocated into fixed account(s) or any of the guarantee periods of the guaranteed term account, may be lower than the interest rate credited to a contract where the EEB option was not elected. This reduced interest rate helps to pay for the EEB benefit since the EEB benefit is based on all of the gain in your contract, including any interest credited under the fixed account options. The interest rate used will in no event be less than the minimum guaranteed interest rate for your contract.

FOR EXAMPLE:

Assume a contract with a $10,000 purchase payment allocated entirely into the fixed account of the contract and the contract owner elects the EEB option. If the current interest rate credited for this fixed account is 3.50% generally, the interest rate credited will be 3.25% if the EEB option is elected.

At the end of the first contract year, the contract owner will have a contract value in the fixed account of $10,325. Assuming the contract owner was under age 70, took no withdrawals, had the guaranteed minimum death benefit and died at the end of the first contract year, the EEB benefit would be $130. This is arrived at in the following way: death benefit amount, in this case contract value ($10,325) less purchase payments not previously withdrawn ($10,000) equals $325; multiplied by 0.40%, which equals $130. The 200% "cap" of purchase payments ($20,000 in this example) would not have been triggered, so the EEB benefit for this example is $130.

Using the same assumptions as above, a contract owner who did not elect the EEB option would have received $25 in additional interest in his/her contract due to the higher interest rate credited (3.50% versus 3.25%), but that contract owner would not receive the EEB benefit of $130.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the general account, guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A: Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B: Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

     - the payment of the EEB available;

     - termination or surrender of the contract; or

     - the date on which the contract has been fully annuitized.

DEATH BENEFITS AFTER ANNUITY PAYMENTS BEGIN

If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

OTHER CONTRACT OPTIONS (LIVING BENEFITS)

Your contract also allows you to choose from other optional contract features described below. These are sometimes called "living benefits." THERE IS A SPECIFIC CHARGE ASSOCIATED WITH EACH CONTRACT OPTION. THE CHARGES ARE DESCRIBED IN DETAIL IN THE "OPTIONAL CONTRACT RIDER CHARGES" SECTION OF THIS PROSPECTUS. EACH OPTIONAL CONTRACT FEATURE MAY OR MAY NOT BE BENEFICIAL TO YOU DEPENDING ON YOUR SPECIFIC CIRCUMSTANCES AND HOW YOU USE YOUR CONTRACT. YOU SHOULD CONSULT WITH YOUR TAX ADVISOR AND FINANCIAL ADVISOR BEFORE YOU ELECT ANY OPTIONAL CONTRACT FEATURES. These options may not be available in every state, and we reserve the right to stop offering any option(s) at any time.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION:

     - If you do not intend to annuitize your contract, you will not receive the benefit of this option, and therefore this option may not be appropriate for you.

     - You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

     - Once you elect this option you may not terminate or cancel the option.

     - The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

     - You may not elect this option in combination with any other living benefit.

The GIPB option guarantees a stated income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a contract value or minimum return for any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90th birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to annuitize only a portion of your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

     - Option 1 - Life Annuity

     - Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

     - Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

The Guaranteed Income Provider Basis is the greater of:

     - the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

     - the Guaranteed Income Provider 5% Increase Value.

The Guaranteed Income Provider Highest Anniversary Value is equal to the greater of:

     - the contract value; or

     - the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

Reduction Procedure for the Guaranteed Income Provider Highest Anniversary
Value:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

 (i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii) On a pro rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

The Guaranteed Income Provider 5% Increase Value is equal to the sum of:

     - the portion of the contract value in the general account and all of the guarantee periods of the Guaranteed Term Account; and

     - Purchase Payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

Reduction Procedure for the Guaranteed Income Provider 5% Increase Value:

A withdrawal, annuitization, or transfer out of the general account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii) On a pro rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro rata for subsequent withdrawals and annuitizations.

Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

     - the contract is fully annuitized;

     - the contract is terminated or surrendered; or

     - the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION:

     - Election of this option may or may not be beneficial to you. Since this benefit is accrued through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option is generally not appropriate for you.

     - You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

     - Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

     - Your entire contract value must be allocated to an asset allocation plan approved and maintained by us while this option is in effect.

     - The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

     - You may not elect this contract option if you have selected either the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits for your contract. In addition, you may not elect this contract option in combination with any other living benefit.

     - This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix D.

In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: "Guaranteed Withdrawal Benefit Enhancement" and "Guaranteed Withdrawal Benefit Reset Option."

Calculating the Initial GWB and GAW

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of the new GWB determined at the time the subsequent purchase payment is applied. After the first contract year following the GMWB effective date we restrict the application of subsequent purchase payments to the GWB to $100,000 without our prior written approval. Currently this restriction is being waived.

Adjustments for Withdrawals

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.

Withdrawals in excess of the GAW or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a tax qualified plan, in any one contract year, will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:

(a) the contract value after the excess withdrawal; or

(b) the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a) GAW prior to the withdrawal; or

(b) the greater of either:

     (i) 7% of the recalculated GWB; or

     (ii) 7% of the current contract value after the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. IN A DECLINING MARKET, WITHDRAWALS THAT EXCEED THE GAW MAY SUBSTANTIALLY REDUCE YOUR GWB AND GAW.

Guaranteed Withdrawal Benefit Enhancement

If you do not take any withdrawals during the first three years after the GMWB effective date, your GWB will be increased on the third contract anniversary following the GMWB effective date. The GWB will be increased by an amount equal to 10% of the total of the Purchase Payments received within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

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

Guaranteed Withdrawal Benefit Reset Option

Beginning with the third contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. IF YOU ELECT TO RESET THE GWB, THE RIDER CHARGE WILL BE INCREASED TO THE THEN CURRENT CHARGE FOR EACH CLASS OF GMWB RIDERS. In addition, a three year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be re-calculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.

Sub-Account Allocation

While this rider is in effect your full contract value must be allocated to an allocation plan approved by us. The contract value will be automatically rebalanced each calendar quarter according to the sub-account allocation plan then in effect. The contract owner may elect to change from the current sub-account allocation plan to another sub-account allocation plan which has also been approved by us for use with this optional benefit. We reserve the right to add, delete or modify sub-account allocation plans.

Effect of Payment of Death Benefit

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Rider Termination

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

The contract option will automatically terminate at the earliest of the following:

     - if the GWB is reduced to zero; or

     - if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

     - if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION:

     - Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option is generally not appropriate for you.

     - The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

     - You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB effective date.

     - Beginning 7 years after the GLWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

     - Your entire contract value must be allocated to an asset allocation plan approved and maintained by us while this option is in effect.

     - You may not elect this contract option if you have selected the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits or the Guaranteed Income Provider Benefit or the Guaranteed Minimum Withdrawal Benefit in the same contract.

     - After the first contact year following the GLWB effective date, subsequent purchase payments that may be applied to the GLWB option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

     - This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix E.

Calculating the Initial GWB and GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

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

The initial GAI for your contract will be equal to the GWB multiplied by the Annual Income Percentage shown below, which is based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) at the GLWB effective date. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, a withdrawal that exceeds the GAI in a contract year, Guaranteed Annual Income Reset, or as otherwise described below.

          AGE             ANNUAL INCOME PERCENTAGE
          ---             ------------------------
        50 - 59                     4.0%
        60 - 69                     5.0%
        70 - 79                     5.5%
          80+                       6.0%

These percentages apply for purchase payments, as well as the Guaranteed Annual Income Reset described later. When there are multiple purchase payments over several years, more than one Annual Income Percentage may apply for purposes of calculating the GAI. For example, if a purchase payment is made at age 58, the Annual Income Percentage that will apply to that payment is 4.0%. If a subsequent purchase payment is made at age 65, the Annual Income Percentage that applies to the subsequent payment is 5.0%. If there are withdrawals that exceed the GAI in any contract year, there will no longer be a single applicable Annual Income Percentage from this table since the GAI and GWB are adjusted based on the contract value at the time of the withdrawal(s).

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above, based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. After the first contract year following the GLWB effective date we restrict the application of subsequent purchase payments to the GWB and GAI to $25,000 in the aggregate without our prior written approval. Currently this restriction is being waived.

Withdrawals

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GLWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

Adjustments for Withdrawals less than the Guaranteed Annual Income

Each contract year you may withdraw an amount less than or equal to the GAI. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide

                                                                         Page 53
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annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

Adjustments for Withdrawals in excess of the Guaranteed Annual Income

Withdrawals in excess of the GAI or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:

     (a) is the GWB immediately prior to the excess portion of the withdrawal,

     (b) is the excess portion of the excess withdrawal amount, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:

     (a) is the GAI prior to the withdrawal,

     (b) is the amount of the excess withdrawal, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Automatic Payment Phase

If the contract value is reduced to zero, the contract will enter the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but no less frequently than annually, until the death of the contract owner or the death of any joint owner (or annuitant in the case of a non-natural owner). Once selected, the frequency may not be changed without our prior consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated.

Upon the death of the contract owner or any joint owner (or annuitant in the case of a non-natural owner) before the GWB reaches zero, the GAI will be paid at least annually to your beneficiaries until the GWB reaches zero. When the GWB reaches zero, this rider terminates and no further benefits are payable. At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

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

Guaranteed Annual Income Reset

Beginning with the third contract anniversary following the GLWB effective date and every 3 years thereafter the GAI will go through a "Guaranteed Annual Income Reset" (GAI Reset) process. This GAI Reset will occur automatically and the charge for the contract option will not change. The new GAI will be equal to the greater of (a) or (b) where:

     (a) is the GAI immediately prior to the GAI reset; and

     (b) is an amount equal to: (1) multiplied by (2) where:

          1)  is the greater of the GWB or the contract value; and

          2) is the Annual Income Percentage based on the age of the oldest owner, (or oldest annuitant if a non-natural owner), at the time of the GAI reset.

In no event however, will the new GAI be less than the old GAI. The GAI following the GAI Reset may be the same as before the GAI Reset even if the applicable Annual Income Percentage based on current age has increased.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

Sub-Account Allocation

While the GLWB option is in effect your full contract value must be allocated to an allocation plan approved by us. The contract value will be automatically rebalanced each calendar quarter according to the sub-account allocation plan you currently have chosen. The contract owner may elect to change from the current sub-account allocation plan to another sub-account allocation plan which has also been approved by us for use with this optional benefit. We reserve the right to add, delete or modify sub-account allocation plans.

If the GLWB option is elected after the contract is issued, your contract value will be reallocated to an approved allocation plan on the valuation date coincident with or next following the day the GLWB option is effective.

Effect of Payment of Death Benefit

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. No additional purchase payments may be made and no additional GAI Reset will occur. If the beneficiary elects to continue the GLWB option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Rider Termination

Beginning seven contract years after the GLWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB may not be elected again until the next contract anniversary, subject to availability

The GLWB option will automatically terminate at the earliest of the following:

     - the date of termination or surrender of the contract; or

     - any change of the contract owner or joint contract owner after the GLWB effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB effective date; or

     - the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

     - the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

     - the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Conversion

If you have previously elected the GMWB option for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GMWB option if you elect the GLWB option at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GMWB option will be terminated. The GLWB option will then be effective as of the contract anniversary date based on the contract values on that date. The GWB value, as it existed under your GMWB even if greater than the contract value on the contract anniversary date, will be eliminated and the GWB value under the GLWB option will be the contract value on the contract anniversary date.

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

YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR GMWB TO A GLWB:

     - Because the GLWB will be established based on contract value at the date of conversion, if your contract value has declined since you purchased the GMWB option, the GWB in the GLWB will be lower.

     - Your GAI under the GLWB will potentially be lower than any GAW under the GMWB. This means that your annual withdrawal amounts may be lower under the GLWB than under the GMWB option.

     - If you are concerned about outliving the GWB under the GMWB option you may wish to consider the GLWB option.

     - If you are looking for lifetime income for two lives or joint owners, annuitization may be more appropriate for you than either GMWB or GLWB.

We reserve the right to eliminate this waiver of the 7 year requirement for termination on the GMWB option at any time.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION:

     - Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option is generally not appropriate for you.

     - Beginning 7 years after the GLWB II-Single effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

     - If you take withdrawals prior to the Benefit Date, you will reduce the benefit you receive.

     - The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

     - You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Single effective date.

     - Your entire contract value must be allocated to an asset allocation plan approved and maintained by us while this option is in effect.

     - You may not elect this contract option if you have selected the 5% Death Benefit Increase, Premier Death Benefit optional death benefit or in combination with any other living benefit.

     - After the first contact year following the GLWB II-Single effective date, subsequent purchase payments that may be applied to the GLWB II-Single option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

     - This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB II-Single option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual

                                                                         Page 57
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Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59th birthday of the oldest contract owner (or oldest annuitant, in the case of a non-natural owner) or the GLWB II-Single effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

Calculating the Initial GWB and GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement or as otherwise described below.

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. After the first contract year following the effective date of the option you may make additional purchase payments to your contract. However, we restrict the application of subsequent purchase payments to the GLWB II-Single to $25,000 in the aggregate without our prior written approval. Currently this restriction is being waived.

Withdrawals

     - Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

     - Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

     - Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

     - Withdrawals will be taken pro rata from your values in any general account or other fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

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Withdrawals taken prior to the Benefit Date

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by (c) where:

     (a) is the GWB immediately prior to the withdrawal,

     (b) is the amount of the withdrawal, and

     (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

Withdrawals after the Benefit Date and less than the Guaranteed Annual Income

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:

     (a) is the GWB immediately prior to the excess portion of the withdrawal,

     (b) is the excess portion of the withdrawal amount, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:

(a) is the GAI prior to the withdrawal,

(b) is the excess portion of the withdrawal amount, and

(c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

Guaranteed Withdrawal Benefit Reset

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the oldest contract owner's 86th birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event that you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Single to new customers is higher than the rider charge that currently applies to your GLWB II-Single rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the charge for other GLWB II-Single riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Single riders which have a GWB reset on that date.

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YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR
GLWB II-SINGLE RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

Guaranteed Withdrawal Benefit Enhancement

This optional benefit also provides an enhancement to the benefit if you do not take withdrawals from your contract for the first ten years you have this optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will not change the charge for your GLWB II-Single and it will occur prior to the GWB reset on any contract anniversary where both are applicable.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

Please see Appendix F for examples.

Sub-Account Allocation

While the GLWB II-Single option is in effect, your full contract value must be allocated to an allocation plan approved by us. The contract value will be automatically rebalanced each calendar quarter according to the sub-account allocation plan you currently have chosen. The contract owner may elect to change from the current sub-account allocation plan to another sub-account allocation plan which has also been approved by us for use with this optional benefit. We reserve the right to add, delete or modify sub-account allocation plans.

If the GLWB II-Single option is elected after the contract is issued, your contract value will be reallocated to an approved allocation plan on the valuation date coincident with or next following the day the GLWB II-Single option is effective.

Each of the available asset allocation model portfolios represents a combination of sub-accounts with a different level of risk. Asset allocation is the process of investing in different asset classes such as equity funds, fixed income funds, and money market funds depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market. The asset allocation models, as well as the terms and conditions of the asset allocation

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program, are fully described in a separate form which will be provided to you when you elect the optional rider. There is no charge for the asset allocation models.

No personalized investment advice is provided in connection with the asset allocation program and you should not rely on the model allocations as providing individualized investment recommendations to you. This program is considered "static" because once you have selected an asset allocation model, the sub-accounts and the percentage of contract value allocated to each sub-account cannot be changed without your consent.

We do not change your original percentage allocations among the sub-accounts in your chosen model, unless you advise us to do so. Nevertheless, we have selected an independent third-party consultant who reviews the existing models periodically to determine whether the model(s) should be revised in light of changing markets. Based upon this review, the third-party may recommend that new models be substituted for the currently offered models. If so, the new models will only be offered to contracts issued on or after the date the new model goes into effect or to contract owners who elect an asset allocation program on or after that date. Contract owners of any existing asset allocation models may make an independent decision to change their asset allocations at any time. You should consult your investment professional periodically to consider whether the model you have selected is still appropriate for you.

Effect of Payment of Death Benefit

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Reset(s) will occur. If the beneficiary elects to continue the GLWB II-Single option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Single will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Rider Termination

Beginning seven contract years after the GLWB II-Single effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Single may not be elected again until the next contract anniversary, subject to availability.

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The GLWB II-Single option will automatically terminate at the earliest of the following:

     - the date of termination or surrender of the contract; or

     - any change of the contract owner or joint contract owner after the GLWB II-Single effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB II-Single effective date; or

     - the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

     - the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

     - the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Automatic Payment Phase

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of any joint owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of the contract owner or the death of any joint owner, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Conversion

If you have previously elected the GMWB option for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GMWB option if you elect the GLWB II-Single option at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GMWB option will be terminated. The GLWB II-Single option will then be effective as of the contract anniversary date based on the contract values on that date. The GWB value, as it existed under your GMWB even if greater than the contract value on the contract anniversary date, will be eliminated and the GWB value under the GLWB II-Single option will be the contract value on the contract anniversary date.

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YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR
GMWB TO A GLWB II-SINGLE:

     - Because the GLWB II-Single will be established based on contract value at the date of conversion, if your contract value has declined since you purchased the GMWB option, the GWB in the GLWB II-Single will be lower.

     - Your GAI under the GLWB II-Single will potentially be lower than any GAW under the GMWB. This means that your annual withdrawal amounts may be lower under the GLWB II-Single than under the GMWB option.

     - If you are concerned about outliving the GWB under the GMWB option you may wish to consider the GLWB II-Single option.

     - If you are looking for lifetime income for two lives or joint owners, annuitization or GLWB II-Joint may be more appropriate for you than either GMWB or GLWB II-Single.

We reserve the right to eliminate this waiver of the 7 year requirement for termination on the GMWB option at any time.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION:

     - Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option is generally not appropriate for you.

     - Beginning 7 years after the GLWB II-Joint effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

     - If you take withdrawals prior to the Benefit Date, you will reduce the benefit you receive.

     - Both "Designated Lives" must be age 50 or over and must be under age 81 at the time the rider becomes effective.

     - You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Joint effective date.

     - Your entire contract value must be allocated to an asset allocation plan approved and maintained by us while this option is in effect.

     - You may not elect this contract option if you have selected the 5% Death Benefit Increase, Premier Death Benefit optional death benefit or in combination with any other living benefit.

     - After the first contact year following the GLWB II-Joint effective date, subsequent purchase payments that may be applied to the GLWB II-Joint option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

     - This rider may not be purchased for a: "stretch" IRA or other "decedent" type account; TSA; Deferred Compensation Plan; Charitable Remainder Trust; Qualified Retirement Plan; 412(i) Plan; or corporate non-qualified contract.

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The GLWB II-Joint option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of both designated lives, or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59th birthday of the youngest designated life or the GLWB II-Joint effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

Designated Life, Joint Designated Life and Designated Lives

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the designated life. All references to "Designated Lives" will mean both the Designated Life and the Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the GLWB II-Joint option. The Designated Life and the Joint Designated Life will be shown on your contract rider.

Calculating the Initial GWB and GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement, or as otherwise described below.

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. After the first contract year following the effective date of the option you may make additional purchase payments to the contract. However, we restrict the application of subsequent purchase payments to the GLWB II-Joint to $25,000 in the aggregate without our prior written approval. Currently this restriction is being waived.

Withdrawals

     - Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

     - Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

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     - Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

     - Withdrawals will be taken pro rata from your values in any general account or other fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

Withdrawals taken prior to the Benefit Date

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by (c) where:

     (a) is the GWB immediately prior to the withdrawal,

     (b) is the amount of the withdrawal, and

     (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

Withdrawals after the Benefit Date and less than the Guaranteed Annual Income

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

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Using the same assumptions as in the above paragraph, but instead of taking
$2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $5,000 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:

     (a) is the GWB immediately prior to the excess portion of the withdrawal,

     (b) is the excess portion of the withdrawal amount, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:

     (a) is the GAI prior to the withdrawal,

     (b) is the excess portion of the withdrawal amount, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

Guaranteed Withdrawal Benefit Reset

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the youngest Designated Life's 86(th) birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

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On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Joint to new customers is higher than the rider charge that currently applies to your GLWB II-Joint rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Joint riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Joint riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-JOINT RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

Guaranteed Withdrawal Benefit Enhancement

This optional benefit also provides an enhancement to the benefit if you don't take withdrawals from your contract for the first ten years you have the optional benefit. On each contract anniversary prior to your first withdrawal from the contract, and for a period of 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will not change the charge for your GLWB II-Joint and it will occur prior to the GWB reset on any contract anniversary where both are applicable.

Please see Appendix F for examples.

Sub-Account Allocation

While the GLWB II-Joint option is in effect, your full contract value must be allocated to an allocation plan approved by us. The contract value will be automatically rebalanced each calendar quarter according to the sub-account allocation plan you currently have chosen. The contract owner may elect to change from the current sub-account allocation plan to another sub-account allocation plan which has also been approved by us for use with this optional benefit. We reserve the right to add, delete or modify sub-account allocation plans.

If the GLWB II-Joint option is elected after the contract is issued, your contract value will be reallocated to an approved allocation plan on the valuation date coincident with or next following the day the GLWB II-Joint option is effective.

Each of the available asset allocation model portfolios represents a combination of sub-accounts with a different level of risk. Asset allocation is the process of investing in different asset classes such as equity funds, fixed income funds, and money market funds depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of

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asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market. The asset allocation models, as well as the terms and conditions of the asset allocation program, are fully described in a separate form which will be provided to you when you elect the optional rider. There is no charge for the asset allocation models.

No personalized investment advice is provided in connection with the asset allocation program and you should not rely on the model allocations as providing individualized investment recommendations to you. This program is considered "static" because once you have selected an asset allocation model, the subaccounts and the percentage of contract value allocated to each subaccount cannot be changed without your consent.

We do not change your original percentage allocations among the sub-accounts in your chosen model, unless you advise us to do so. Nevertheless, we have selected an independent third-party consultant who reviews the existing models periodically to determine whether the model(s) should be revised in light of changing markets. Based upon this review, the third-party may recommend that new models be substituted for the currently offered models. If so, the new models will only be offered to contracts issued on or after the date the new model goes into effect or to contract owners who elect an asset allocation program on or after that date. Contract owners of any existing asset allocation models may make an independent decision to change their asset allocations at any time. You should consult your investment professional periodically to consider whether the model you have selected is still appropriate for you.

Effect of Payment of Death Benefit

If both Designated Lives die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Reset(s) will occur. If the beneficiary elects to continue the GLWB II-Joint option, the charges for this option will continue to apply. If your beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Joint will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Spousal Continuation

If the Designated Life dies, the surviving spouse may elect to continue the contract and this rider under the following conditions:

     (a) the surviving spouse is also the Joint Designated Life, and

     (b) this rider is in effect at the time of the contract continuation

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Rider Termination

Beginning seven contract years after the GLWB II-Joint effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Joint may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Joint option will automatically terminate at the earliest of the following:

     - the date of termination or surrender of the contract; or

     - any change to the Designated Lives after the GLWB II-Joint effective date; or

     - the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

     - the date any death benefits are paid as a lump sum under the terms of the contract; or

     - the date the GWB is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Automatic Payment Phase

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of both Designated Lives, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Conversion (GMWB to GLWB II-Joint)

If you have previously elected the GMWB option for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GMWB option if you elect the GLWB II-Joint option at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GMWB option will be terminated. The GLWB II-Joint option will then be effective as of the contract anniversary date based on the contract values on that date. The GWB value, as it existed under your GMWB even if greater than the contract value on the contract anniversary date, will be

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eliminated and the GWB value under the GLWB II-Joint option will be the contract value on the contract anniversary date.

YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR GMWB TO A GLWB II-JOINT:

     - Because the GLWB II-Joint will be established based on contract value at the date of conversion, if your contract value has declined since you purchased the GMWB option, the GWB in the GLWB II-Joint will be lower.

     - Your GAI under the GLWB II-Joint will potentially be lower than any GAW under the GMWB. This means that your annual withdrawal amounts may be lower under the GLWB II-Joint than under the GMWB option.

     - If you are concerned about outliving the GWB under the GMWB option you may wish to consider the GLWB II-Joint option.

     - If you are looking for lifetime income for two lives or joint owners, annuitization may be more appropriate for you than either GMWB or GLWB II-Joint.

We reserve the right to eliminate this waiver of the 7 year requirement for termination on the GMWB option at any time.

Conversion (GLWB to GLWB II-Joint)

If you have previously elected the GLWB option for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GLWB option if you elect the GLWB II-Joint option at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GLWB option will be terminated. The GLWB II-Joint option will then be effective as of the contract anniversary date based on the contract values on that date. The GWB value, as it existed under your GMWB even if greater than the contract value on the contract anniversary date, will be eliminated and the GWB value under the GLWB II-Joint option will be the contract value on the contract anniversary date.

YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR GLWB TO A GLWB II-JOINT:

     - Because the GLWB II-Joint will be established based on contract value at the date of conversion, if your contract value has declined since you purchased the GLWB option, the GWB in the GLWB II-Joint will be lower.

     - Your GAI under the GLWB II-Joint may potentially be lower than your GAI under GLWB depending on the age of the contract owners. This means that your annual withdrawal amounts may be lower under the GLWB II-Joint than under the GLWB option.

     - If you are looking for lifetime income for two lives of joint owners, you may wish to consider the GLWB II-Joint option, as well as annuitization.

We reserve the right to eliminate this waiver of the 7 year requirement for termination on the GLWB option at any time.

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GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY


We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.


THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT


We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940, but that registration does not mean that the SEC supervises the management, or the investment practices or policies, of the variable annuity account.


The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.


The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.


CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS


We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.


We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

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We also reserve the right, when permitted by law, to de-register the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.


The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.


COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the Contract. Securian Financial and other authorized broker-dealers sell Contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Contract is determined by his or her broker-dealer. In the case of Contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the Contract that are in addition to the Contract charges described elsewhere in this prospectus.

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected Contract, the age of the Contract Owner at the time

                                                                         Page 73
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the Purchase Payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the Contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of Contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of Purchase Payments, an asset-based (or "trail") commission calculated as a percentage of Contract Value, or a combination of both. The maximum front-end base commission is 7.0% of Purchase Payments. From time to time certain broker-dealers may receive additional payments. These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on Purchase Payments or Contract Values. Additional payments are intended to provide further encouragement to broker-dealers to sell Contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the Contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of Contracts exceed 7.25% of Purchase Payments. A marketing allowance paid to a broker-dealer is not subject to any specified limit based on the Purchase Payments or Contract Values attributable to Contracts sold by the broker-dealer. Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to Contract Owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 7.25% of Purchase Payments.

In addition to commission payments to registered representatives of Securian Financial, Minnesota Life may provide other non-cash benefits to such registered representatives that are directly or indirectly related to sales of the Contracts. These benefits may include paid travel and accommodations at training conferences and recognition conventions sponsored by Minnesota Life and Securian Financial, eligibility to participate in certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs), and various other Minnesota Life reward and recognition programs that provide non-cash benefits. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the Contracts described in this prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Contracts.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the

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

payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

THE GENERAL ACCOUNT AND THE GUARANTEED TERM ACCOUNT


The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our general account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to those. Disclosures relating to interests in these options however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.


The guaranteed interest rate on new amounts allocated or transferred to the general account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.


The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.


Guarantee Periods of the Guaranteed Term Account. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.


Renewals. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or the general account or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a DSC). You may make your election during the period 30 days prior to or immediately following the renewal date of each guarantee period without having the market value adjustment applied. If a renewal date falls on a non-valuation date, the next following valuation date shall be used.

If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date previously elected in the contract. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the general account.

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

Transfers. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period to the variable annuity account or general account options. Transfers prior to the end of a guarantee period may be subject to a market value adjustment, which is described below. The market value adjustment, if applicable, will be applied or deducted from the amount remaining in the contract value. For further information regarding transfers, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

Withdrawals. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account:

     (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract);

     (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

     (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.


Market Value Adjustment. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

                                                                         Page 77
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The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

                            (1+i)            (n/12)
                         ------------                 -1
                     [   (1+j+.0025)    ]

where i = Treasury Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.

       j = Treasury Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity payments with a maturity equal to the number of whole months remaining in the guarantee period.
       n = the number of whole months remaining in the guarantee period.

If a Treasury Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Treasury Rates with maturity closest to the period being measured. If Treasury Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

     (a) transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days prior to or immediately following the renewal date of each guarantee period;

     (b) amounts payable as a death benefit; and

     (c) amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

However, amounts withdrawn or surrendered may be subject to the deferred sales charge.

VOTING RIGHTS


We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. One of the effects of proportional voting is that a small number of contract owners may determine the outcome of the vote. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

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During the accumulation period, you hold the voting interest in the contract.
The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.


During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.


We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.


FEDERAL TAX STATUS

INTRODUCTION


Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 403(b), 408(b), 408A or 457 of the Code ("Tax Qualified Accounts"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.


There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal or contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified

                                                                         Page 79
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Accounts do not provide any additional tax deferral benefit. A Tax Qualified
Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax adviser.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT


We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.


In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.


TAXATION OF ANNUITY CONTRACTS IN GENERAL


Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.


There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity: (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic

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

payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.


DIVERSIFICATION REQUIREMENTS


Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Advantus Series Fund is an affiliate of ours, we do not control the Advantus Series Fund nor the investments of its portfolios. Nonetheless, we believe that each portfolio of the Advantus Series Fund in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".


OWNERSHIP TREATMENT


In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.


TAXATION OF PARTIAL AND FULL WITHDRAWALS


For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.


In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.


TAXATION OF ANNUITY PAYMENTS


The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.


TAXES PAYABLE ON OPTIONAL RIDERS


The GLWB and GMWB options provide benefits that are different from the usual benefits available under variable annuity contracts. If you elect these options a contract owner or beneficiary may be allowed to take withdrawals under the option even after the contract value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the contract for income tax purposes. If the investment in the contract has been fully recovered for tax purposes, then these withdrawals are generally included in the taxpayer's income.


TAXATION OF DEATH BENEFIT PROCEEDS


Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.


PENALTY TAX ON PREMATURE DISTRIBUTIONS


The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:


     - where the taxpayer is 59 1/2 or older,

     - where payment is made on account of the taxpayer's disability, or

     - where payment is made by reason of the death of the owner, and

     - in certain other circumstances.


The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.


For some types of qualified plans, other tax penalties may apply to certain distributions.


AGGREGATION OF CONTRACTS


For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.


ASSIGNMENT OR PLEDGES


Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

     (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

     (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.


Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.


Similar rules apply to qualified contracts.


POSSIBLE CHANGES IN TAXATION


Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.


TAX QUALIFIED PROGRAMS


The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

     - contributions in excess of specified limits;

     - distributions prior to age 59 1/2 (subject to certain exceptions);

     - distributions that do not conform to specified minimum distribution rules; and

     - other specified circumstances.


We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.


Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date. We will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects of a withdrawal on the contract prior to processing the withdrawal.


For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

To the extent the optional death benefit riders alter the timing on the amount of the payment of distributions under a qualified contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.

In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the contract value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.


WITHHOLDING


In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

     - one of a series of substantially equal annual (or more frequent) payments made:

       -- over the life or life expectancy of the employee,

       -- over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

       -- for a specified period of ten years or more,

     - a required minimum distribution,

     - a hardship distribution, or

     - the non-taxable portion of a distribution.


Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.


SEE YOUR OWN TAX ADVISOR


The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax advisor.


PERFORMANCE DATA


From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this

Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us. The money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:
       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The table below is designed to help you understand how the sub-account options have performed. It shows the value of a sub-account unit at the beginning and end of each period, as well as the number of sub-account units at the end of each period. A sub-account unit is also referred to as an Accumulation Unit. Each possible charge combination is reflected in the following tables. You should read the table in conjunction with the financial statements for the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company. The financial statements of the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.

1.20% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.10          $1.14        33,514,194
  2005...............       $1.09          $1.10        20,858,509
  2004...............       $1.05          $1.09        11,919,467
  2003...............       $1.00(a)       $1.05         4,050,332
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2006...............       $0.93          $0.96         3,663,256
  2005...............       $1.00(o)       $0.93           455,676
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.64          $1.78         6,746,260
  2005...............       $1.48          $1.64         4,210,369
  2004...............       $1.29          $1.48         2,242,988
  2003...............       $1.00(a)       $1.29           507,973
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2006...............       $1.35          $1.54         3,836,976
  2005...............       $1.31          $1.35         3,569,303
  2004...............       $1.20          $1.31         3,501,409
  2003...............       $1.00(a)       $1.20         1,402,754
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $1.00          $1.03         9,540,026
  2005...............       $0.99          $1.00         7,343,757
  2004...............       $0.99          $0.99         3,159,203
  2003...............       $1.00(a)       $0.99         3,383,922



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $1.08          $1.13        12,562,773
  2005...............       $1.07          $1.08        10,568,444
  2004...............       $1.03          $1.07         7,409,963
  2003...............       $1.00(a)       $1.03         2,612,510
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $2.09          $2.70         6,050,238
  2005...............       $1.90          $2.09         4,803,277
  2004...............       $1.42          $1.90         3,456,938
  2003...............       $1.00(a)       $1.42           950,460
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2006...............       $1.24          $1.35           574,036
  2005...............       $1.19          $1.24           553,543
  2004...............       $1.12          $1.19           588,181
  2003...............       $1.00(a)       $1.12           260,103
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2006...............       $1.41          $1.52         1,623,587
  2005...............       $1.36          $1.41           243,875
  2004...............       $1.23          $1.36           248,112
  2003...............       $1.00(a)       $1.23           138,031
AIM V.I. CORE EQUITY SUB-ACCOUNT(q):
  2006...............       $1.27          $1.45            96,828
  2005...............       $1.22          $1.27           105,613
  2004...............       $1.17          $1.22            87,864
  2003...............       $1.00(a)       $1.17            37,859

1.20% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2006...............       $1.39          $1.61           772,992
  2005...............       $1.35          $1.39           758,395
  2004...............       $1.21          $1.35           818,506
  2003...............       $1.00(a)       $1.21           261,738
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.30          $1.24        17,469,933
  2005...............       $1.29          $1.30        12,801,249
  2004...............       $1.18          $1.29         8,060,562
  2003...............       $1.00(a)       $1.18         2,352,141
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $1.45          $1.69         8,782,744
  2005...............       $1.40          $1.45         3,816,015
  2004...............       $1.24          $1.40         1,080,553
  2003...............       $1.00(a)       $1.24           312,590
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.64          $1.81         7,688,216
  2005...............       $1.42          $1.64         5,312,338
  2004...............       $1.25          $1.42         3,078,053
  2003...............       $1.00(a)       $1.25         1,141,186
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.41          $1.67        22,919,185
  2005...............       $1.35          $1.41        17,786,919
  2004...............       $1.23          $1.35        12,175,897
  2003...............       $1.00(a)       $1.23         3,848,018
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $1.95          $2.17         4,567,617
  2005...............       $1.68          $1.95         3,708,571
  2004...............       $1.36          $1.68         2,423,114
  2003...............       $1.00(a)       $1.36         1,038,040
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2006...............       $1.27          $1.39           832,026
  2005...............       $1.27          $1.27           836,888
  2004...............       $1.19          $1.27           625,835
  2003...............       $1.00(a)       $1.19           195,555



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2006...............       $1.47          $1.58         1,257,807
  2005...............       $1.42          $1.47         1,128,904
  2004...............       $1.29          $1.42         1,095,875
  2003...............       $1.00(a)       $1.29           416,055
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2006...............       $1.48          $1.73         1,975,878
  2005...............       $1.35          $1.48         1,063,302
  2004...............       $1.21          $1.35           733,543
  2003...............       $1.00(a)       $1.21           287,026
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $2.27          $2.88         3,106,321
  2005...............       $1.81          $2.27         1,929,404
  2004...............       $1.47          $1.81           967,328
  2003...............       $1.00(a)       $1.47           299,235
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2006...............       $1.26          $1.38         3,321,846
  2005...............       $1.19          $1.26         1,770,552
  2004...............       $1.11          $1.19         1,000,508
  2003...............       $1.00(a)       $1.11           320,021
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2006...............       $1.47          $1.59         1,649,793
  2005...............       $1.33          $1.47           969,860
  2004...............       $1.14          $1.33           490,845
  2003...............       $1.00(a)       $1.14            75,843
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $2.00          $2.90         5,118,011
  2005...............       $1.53          $2.00         2,425,839
  2004...............       $1.31          $1.53         1,357,080
  2003...............       $1.00(a)       $1.31           211,619
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2006...............       $1.28          $1.35           249,928
  2005...............       $1.24          $1.28           215,962
  2004...............       $1.15          $1.24           213,414
  2003...............       $1.00(a)       $1.15           229,166

1.20% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2006...............       $1.48          $1.49           249,154
  2005...............       $1.45          $1.48           271,698
  2004...............       $1.29          $1.45           336,594
  2003...............       $1.00(a)       $1.29           105,746
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.40          $1.56         2,253,749
  2005...............       $1.35          $1.40         2,360,130
  2004...............       $1.29          $1.35         2,214,794
  2003...............       $1.00(a)       $1.29           780,498
MFS VALUE SERIES SUB-ACCOUNT:
  2006...............       $1.43          $1.70           737,678
  2005...............       $1.35          $1.43           517,851
  2004...............       $1.19          $1.35           429,318
  2003...............       $1.00(a)       $1.19           146,463
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2006...............       $1.34          $1.42           828,465
  2005...............       $1.29          $1.34           742,315
  2004...............       $1.23          $1.29           673,525
  2003...............       $1.00(a)       $1.23           289,222
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.30          $1.40         8,662,620
  2005...............       $1.29          $1.30         5,728,386
  2004...............       $1.20          $1.29         3,216,830
  2003...............       $1.00(a)       $1.20           998,460
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2006...............       $1.85          $2.36           713,143
  2005...............       $1.63          $1.85           643,404
  2004...............       $1.40          $1.63           673,232
  2003...............       $1.00(a)       $1.40           223,759
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.37          $1.56           787,841
  2005...............       $1.31          $1.37           610,385
  2004...............       $1.20          $1.31           440,423
  2003...............       $1.00(a)       $1.20           184,694



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $1.58          $2.00         1,617,912
  2005...............       $1.43          $1.58         1,928,701
  2004...............       $1.24          $1.43         1,894,571
  2003...............       $1.00(a)       $1.24         1,007,114
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  2006...............       $1.48          $1.59            39,821
  2005...............       $1.36          $1.48            35,583
  2004...............       $1.25          $1.36            35,473
  2003...............       $1.00(a)       $1.25            21,906
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2006...............       $1.48          $1.69           361,239
  2005...............       $1.41          $1.48           290,135
  2004...............       $1.24          $1.41           244,416
  2003...............       $1.00(a)       $1.24            93,432
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2006...............       $1.27          $1.33           244,923
  2005...............       $1.22          $1.27           270,795
  2004...............       $1.17          $1.22           134,217
  2003...............       $1.00(a)       $1.17            85,961
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2006...............       $1.46          $1.68         1,359,859
  2005...............       $1.42          $1.46         1,244,736
  2004...............       $1.23          $1.42           705,527
  2003...............       $1.00(a)       $1.23           202,627
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.48          $1.70           820,853
  2005...............       $1.37          $1.48           452,178
  2004...............       $1.21          $1.37           187,806
  2003...............       $1.00(a)       $1.21            53,413
VAN KAMPEN STRATEGIC GROWTH SUB-ACCOUNT(r):
  2006...............       $1.34          $1.36            34,764
  2005...............       $1.26          $1.34            45,837
  2004...............       $1.19          $1.26            53,734
  2003...............       $1.00(a)       $1.19            45,797

1.20% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R ASSET STRATEGY SUB-ACCOUNT:
  2006...............       $1.45          $1.73         4,486,389
  2005...............       $1.18          $1.45         1,589,016
  2004...............       $1.06          $1.18           431,560
  2003...............       $1.00(b)       $1.06            89,344
W&R BALANCED SUB-ACCOUNT:
  2006...............       $1.19          $1.31         1,433,432
  2005...............       $1.15          $1.19         1,288,429
  2004...............       $1.06          $1.15         1,242,649
  2003...............       $1.00(c)       $1.06           182,287
W&R CORE EQUITY SUB-ACCOUNT:
  2006...............       $1.27          $1.46           252,261
  2005...............       $1.18          $1.27           150,752
  2004...............       $1.09          $1.18            87,243
  2003...............       $1.00(d)       $1.09            46,268
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2006...............       $1.25          $1.55         1,333,276
  2005...............       $1.00(o)       $1.25           525,794
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.19          $1.24        10,186,222
  2005...............       $1.09          $1.19         2,926,186
  2004...............       $1.06          $1.09           408,391
  2003...............       $1.00(e)       $1.06            52,097
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2006...............       $1.46          $1.75           921,933
  2005...............       $1.27          $1.46           679,819
  2004...............       $1.13          $1.27           463,586
  2003...............       $1.00(b)       $1.13           209,044
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.84          $2.36        13,200,487
  2005...............       $1.68          $1.84         9,171,847
  2004...............       $1.38          $1.68         5,193,099
  2003...............       $1.00(f)       $1.38         1,620,424



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.95          $2.16           426,209
  2005...............       $1.63          $1.95           406,914
  2004...............       $1.50          $1.63           447,856
  2003...............       $1.00(g)       $1.50           250,685
W&R MID CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.20          $1.29            51,449
  2005...............       $1.00(o)       $1.20            14,252
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2006...............       $1.46          $1.56           611,958
  2005...............       $1.26          $1.46           608,978
  2004...............       $1.10          $1.26           329,343
  2003...............       $1.00(b)       $1.10            50,270
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.36          $1.41         2,225,731
  2005...............       $1.22          $1.36         1,282,022
  2004...............       $1.08          $1.22           734,842
  2003...............       $1.00(h)       $1.08           247,050
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.65          $1.90         5,599,389
  2005...............       $1.60          $1.65         4,239,998
  2004...............       $1.41          $1.60         2,432,793
  2003...............       $1.00(i)       $1.41           529,377
W&R VALUE SUB-ACCOUNT:
  2006...............       $1.29          $1.48           450,596
  2005...............       $1.25          $1.29           471,374
  2004...............       $1.10          $1.25           376,198
  2003...............       $1.00(j)       $1.10            69,674

1.35% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.09          $1.13        11,182,508
  2005...............       $1.08          $1.09         8,486,248
  2004...............       $1.04          $1.08         5,158,518
  2003...............       $1.00(a)       $1.04         2,310,981
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2006...............       $0.93          $0.95           958,309
  2005...............       $1.00(o)       $0.93            97,410
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.63          $1.77         2,575,873
  2005...............       $1.48          $1.63         1,924,438
  2004...............       $1.29          $1.48         1,129,429
  2003...............       $1.00(a)       $1.29           317,549
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2006...............       $1.35          $1.53         1,590,078
  2005...............       $1.31          $1.35         1,551,330
  2004...............       $1.20          $1.31         1,452,530
  2003...............       $1.00(a)       $1.20           580,863
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $1.00          $1.03         2,566,935
  2005...............       $0.99          $1.00         2,537,178
  2004...............       $0.99          $0.99         1,683,971
  2003...............       $1.00(a)       $0.99           824,412
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $1.08          $1.12         3,931,682
  2005...............       $1.06          $1.08         3,374,319
  2004...............       $1.03          $1.06         2,715,037
  2003...............       $1.00(a)       $1.03         1,619,373
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $2.08          $2.68         2,383,375
  2005...............       $1.90          $2.08         2,080,831
  2004...............       $1.42          $1.90         1,631,551
  2003...............       $1.00(a)       $1.42           550,986



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2006...............       $1.23          $1.34           159,762
  2005...............       $1.19          $1.23           177,349
  2004...............       $1.12          $1.19           170,466
  2003...............       $1.00(a)       $1.12            15,941
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2006...............       $1.41          $1.51           920,561
  2005...............       $1.35          $1.41           483,854
  2004...............       $1.23          $1.35           284,645
  2003...............       $1.00(a)       $1.23           118,549
AIM V.I. CORE EQUITY SUB-ACCOUNT(q):
  2006...............       $1.27          $1.44            52,467
  2005...............       $1.22          $1.27            55,657
  2004...............       $1.17          $1.22            49,017
  2003...............       $1.00(a)       $1.17            32,726
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2006...............       $1.39          $1.60           301,322
  2005...............       $1.34          $1.39           297,018
  2004...............       $1.21          $1.34           257,536
  2003...............       $1.00(a)       $1.21           167,610
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.30          $1.24         6,592,468
  2005...............       $1.29          $1.30         5,504,348
  2004...............       $1.18          $1.29         3,608,359
  2003...............       $1.00(a)       $1.18         1,564,450
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $1.44          $1.68         3,198,081
  2005...............       $1.39          $1.44         1,694,824
  2004...............       $1.24          $1.39           924,798
  2003...............       $1.00(a)       $1.24           149,145
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.63          $1.80         2,917,848
  2005...............       $1.42          $1.63         1,966,384
  2004...............       $1.25          $1.42         1,095,190
  2003...............       $1.00(a)       $1.25           259,738

1.35% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.40          $1.66         8,340,655
  2005...............       $1.35          $1.40         7,251,137
  2004...............       $1.23          $1.35         4,911,473
  2003...............       $1.00(a)       $1.23         2,223,503
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $1.95          $2.16         2,390,509
  2005...............       $1.67          $1.95         1,978,108
  2004...............       $1.36          $1.67         1,450,448
  2003...............       $1.00(a)       $1.36           690,554
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2006...............       $1.26          $1.38           697,531
  2005...............       $1.27          $1.26           656,498
  2004...............       $1.19          $1.27           437,111
  2003...............       $1.00(a)       $1.19           100,484
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2006...............       $1.46          $1.57           473,441
  2005...............       $1.41          $1.46           495,260
  2004...............       $1.28          $1.41           452,413
  2003...............       $1.00(a)       $1.28           200,483
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2006...............       $1.47          $1.72         1,074,999
  2005...............       $1.35          $1.47           822,813
  2004...............       $1.21          $1.35           631,624
  2003...............       $1.00(a)       $1.21           181,452
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $2.26          $2.86         1,203,350
  2005...............       $1.80          $2.26           837,886
  2004...............       $1.46          $1.80           364,793
  2003...............       $1.00(a)       $1.46           151,859
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2006...............       $1.26          $1.37           886,029
  2005...............       $1.18          $1.26           425,770
  2004...............       $1.11          $1.18           258,244
  2003...............       $1.00(a)       $1.11            54,872



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2006...............       $1.47          $1.58           888,752
  2005...............       $1.32          $1.47           654,822
  2004...............       $1.14          $1.32           266,491
  2003...............       $1.00(a)       $1.14            75,522
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $1.99          $2.88         2,000,468
  2005...............       $1.53          $1.99         1,171,170
  2004...............       $1.31          $1.53           509,541
  2003...............       $1.00(a)       $1.31           147,893
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2006...............       $1.27          $1.35           150,240
  2005...............       $1.24          $1.27           157,515
  2004...............       $1.15          $1.24           131,435
  2003...............       $1.00(a)       $1.15            78,861
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2006...............       $1.47          $1.49           109,100
  2005...............       $1.45          $1.47           117,112
  2004...............       $1.29          $1.45           130,385
  2003...............       $1.00(a)       $1.29            56,086
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.40          $1.56         1,001,371
  2005...............       $1.35          $1.40         1,042,444
  2004...............       $1.29          $1.35         1,023,167
  2003...............       $1.00(a)       $1.29           468,745
MFS VALUE SERIES SUB-ACCOUNT:
  2006...............       $1.42          $1.69           553,260
  2005...............       $1.35          $1.42           414,023
  2004...............       $1.19          $1.35           289,933
  2003...............       $1.00(a)       $1.19           237,605
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2006...............       $1.33          $1.42         1,133,679
  2005...............       $1.29          $1.33         1,094,462
  2004...............       $1.22          $1.29           751,742
  2003...............       $1.00(a)       $1.22           342,724

1.35% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.29          $1.39         3,372,805
  2005...............       $1.28          $1.29         2,681,369
  2004...............       $1.19          $1.28         1,655,540
  2003...............       $1.00(a)       $1.19           826,137
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2006...............       $1.84          $2.34           529,300
  2005...............       $1.62          $1.84           512,059
  2004...............       $1.40          $1.62           508,339
  2003...............       $1.00(a)       $1.40           210,842
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.36          $1.56           168,555
  2005...............       $1.31          $1.36           162,554
  2004...............       $1.20          $1.31           153,052
  2003...............       $1.00(a)       $1.20            76,447
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $1.58          $1.99         1,070,793
  2005...............       $1.42          $1.58         1,247,119
  2004...............       $1.24          $1.42         1,211,494
  2003...............       $1.00(a)       $1.24           812,657
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  2006...............       $1.47          $1.58            22,878
  2005...............       $1.36          $1.47            22,944
  2004...............       $1.25          $1.36            42,399
  2003...............       $1.00(a)       $1.25            42,463
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2006...............       $1.47          $1.68           301,527
  2005...............       $1.41          $1.47           255,002
  2004...............       $1.24          $1.41           209,351
  2003...............       $1.00(a)       $1.24           127,845
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2006...............       $1.27          $1.32            71,447
  2005...............       $1.21          $1.27            62,302
  2004...............       $1.17          $1.21            59,115
  2003...............       $1.00(a)       $1.17            22,527



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2006...............       $1.46          $1.67         1,591,855
  2005...............       $1.42          $1.46         1,516,246
  2004...............       $1.22          $1.42           908,628
  2003...............       $1.00(a)       $1.22           345,832
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.48          $1.69           611,730
  2005...............       $1.36          $1.48           565,198
  2004...............       $1.21          $1.36           292,950
  2003...............       $1.00(a)       $1.21            88,941
VAN KAMPEN STRATEGIC GROWTH SUB-ACCOUNT(r):
  2006...............       $1.33          $1.35           166,492
  2005...............       $1.26          $1.33           151,456
  2004...............       $1.19          $1.26            82,490
  2003...............       $1.00(a)       $1.19            33,590
W&R ASSET STRATEGY SUB-ACCOUNT:
  2006...............       $1.45          $1.72           896,682
  2005...............       $1.18          $1.45           407,361
  2004...............       $1.06          $1.18           149,437
  2003...............       $1.00(b)       $1.06               198
W&R BALANCED SUB-ACCOUNT:
  2006...............       $1.18          $1.30           694,301
  2005...............       $1.14          $1.18           628,717
  2004...............       $1.06          $1.14           532,789
  2003...............       $1.00(c)       $1.06            65,760
W&R CORE EQUITY SUB-ACCOUNT:
  2006...............       $1.26          $1.46           184,112
  2005...............       $1.17          $1.26            76,509
  2004...............       $1.09          $1.17            50,870
  2003...............       $1.00(d)       $1.09            43,478
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2006...............       $1.25          $1.55           291,183
  2005...............       $1.00(o)       $1.25           130,524

1.35% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.19          $1.23         2,942,310
  2005...............       $1.08          $1.19         1,105,821
  2004...............       $1.06          $1.08           223,799
  2003...............       $1.00(e)       $1.06            79,652
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2006...............       $1.46          $1.74           305,687
  2005...............       $1.27          $1.46           250,536
  2004...............       $1.13          $1.27           207,174
  2003...............       $1.00(b)       $1.13            70,932
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.83          $2.35         4,421,082
  2005...............       $1.67          $1.83         3,796,446
  2004...............       $1.38          $1.67         2,306,885
  2003...............       $1.00(f)       $1.38           808,741
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.94          $2.15           175,916
  2005...............       $1.63          $1.94           158,321
  2004...............       $1.50          $1.63           183,198
  2003...............       $1.00(g)       $1.50           108,900
W&R MID CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.20          $1.29            14,270
  2005...............       $1.00(o)       $1.20             2,915
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2006...............       $1.46          $1.55           345,611
  2005...............       $1.26          $1.46           275,524
  2004...............       $1.10          $1.26           176,188
  2003...............       $1.00(b)       $1.10               189
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.35          $1.40           828,204
  2005...............       $1.21          $1.35           567,530
  2004...............       $1.08          $1.21           283,185
  2003...............       $1.00(h)       $1.08            24,766



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.64          $1.89         2,151,293
  2005...............       $1.60          $1.64         1,625,997
  2004...............       $1.41          $1.60           829,993
  2003...............       $1.00(i)       $1.41           194,880
W&R VALUE SUB-ACCOUNT:
  2006...............       $1.28          $1.48           177,112
  2005...............       $1.24          $1.28           187,132
  2004...............       $1.10          $1.24           109,260
  2003...............       $1.00(j)       $1.10            16,664

1.45% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.09          $1.12         1,530,454
  2005...............       $1.08          $1.09         1,593,189
  2004...............       $1.04          $1.08         1,322,060
  2003...............       $1.00(a)       $1.04           750,598
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2006...............       $0.93          $0.95            11,908
  2005...............       $1.00(o)       $0.93             2,523
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.63          $1.76           341,590
  2005...............       $1.47          $1.63           360,677
  2004...............       $1.29          $1.47           248,521
  2003...............       $1.00(a)       $1.29            52,629
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2006...............       $1.34          $1.53           150,739
  2005...............       $1.30          $1.34           150,459
  2004...............       $1.20          $1.30           150,966
  2003...............       $1.00(a)       $1.20           116,690

1.45% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $0.99          $1.02           487,498
  2005...............       $0.98          $0.99           462,948
  2004...............       $0.99          $0.98           497,929
  2003...............       $1.00(a)       $0.99           383,955
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $1.08          $1.12           306,441
  2005...............       $1.06          $1.08           329,786
  2004...............       $1.03          $1.06           333,698
  2003...............       $1.00(a)       $1.03           266,265
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $2.07          $2.67           256,543
  2005...............       $1.89          $2.07           286,850
  2004...............       $1.42          $1.89           244,243
  2003...............       $1.00(a)       $1.42           176,170
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2006...............       $1.23          $1.33             5,834
  2005...............       $1.18          $1.23             6,021
  2004...............       $  --          $1.18             6,408
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2006...............       $1.40          $1.51            35,742
  2005...............       $1.35          $1.40            30,285
  2004...............       $1.23          $1.35            28,884
  2003...............       $1.00(a)       $1.23            20,585
AIM V.I. CORE EQUITY SUB-ACCOUNT(q):
  2006...............       $1.26          $1.43             2,733
  2005...............       $1.22          $1.26             1,674
  2004...............       $1.17          $1.22             1,680
  2003...............       $1.00(a)       $1.17             1,687
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2006...............       $1.38          $1.59            63,157
  2005...............       $1.34          $1.38            61,397
  2004...............       $1.21          $1.34            46,095
  2003...............       $1.00(a)       $1.21            41,381



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.29          $1.23         1,178,641
  2005...............       $1.29          $1.29         1,221,552
  2004...............       $1.18          $1.29         1,035,414
  2003...............       $1.00(a)       $1.18           584,173
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $1.44          $1.68           188,322
  2005...............       $1.39          $1.44           182,213
  2004...............       $1.23          $1.39            43,689
  2003...............       $1.00(a)       $1.23            21,199
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.63          $1.79           201,794
  2005...............       $1.42          $1.63           175,114
  2004...............       $1.25          $1.42           121,528
  2003...............       $1.00(a)       $1.25            85,547
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.40          $1.66         1,339,184
  2005...............       $1.35          $1.40         1,526,416
  2004...............       $1.23          $1.35         1,296,829
  2003...............       $1.00(a)       $1.23           696,476
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $1.94          $2.15           213,117
  2005...............       $1.67          $1.94           219,197
  2004...............       $1.36          $1.67           181,006
  2003...............       $1.00(a)       $1.36           181,032
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2006...............       $1.26          $1.38            35,744
  2005...............       $1.26          $1.26            34,753
  2004...............       $1.19          $1.26            15,008
  2003...............       $1.00(a)       $1.19            11,918
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2006...............       $1.46          $1.56            21,468
  2005...............       $1.41          $1.46            20,794
  2004...............       $1.28          $1.41            15,082
  2003...............       $1.00(a)       $1.28            21,103

1.45% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2006...............       $1.47          $1.71            72,440
  2005...............       $1.35          $1.47            57,221
  2004...............       $1.21          $1.35            52,742
  2003...............       $1.00(a)       $1.21            65,954
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $2.26          $2.85           112,218
  2005...............       $1.80          $2.26           118,241
  2004...............       $1.46          $1.80            59,201
  2003...............       $1.00(a)       $1.46            36,575
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2006...............       $1.25          $1.36             4,200
  2005...............       $1.18          $1.25             5,914
  2004...............       $1.11          $1.18             6,005
  2003...............       $1.00(a)       $1.11            11,339
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2006...............       $1.46          $1.57            25,054
  2005...............       $1.32          $1.46             3,985
  2004...............       $1.13          $1.32               187
  2003...............       $1.00(a)       $1.13             5,716
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $1.99          $2.87           160,438
  2005...............       $1.53          $1.99           165,420
  2004...............       $1.31          $1.53            79,286
  2003...............       $1.00(a)       $1.31            22,559
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2006...............       $1.27          $1.34            23,480
  2005...............       $1.23          $1.27            24,111
  2004...............       $1.15          $1.23            29,105
  2003...............       $1.00(a)       $1.15            28,823
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.45          $  --                --
  2004...............       $1.28          $1.45               998
  2003...............       $1.00(a)       $1.28               874



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.39          $1.55           205,328
  2005...............       $1.35          $1.39           234,937
  2004...............       $1.28          $1.35           277,056
  2003...............       $1.00(a)       $1.28           129,839
MFS VALUE SERIES SUB-ACCOUNT:
  2006...............       $1.41          $1.68             2,569
  2005...............       $1.35          $1.41             2,690
  2004...............       $1.19          $1.35             2,926
  2003...............       $1.00(a)       $1.19             2,937
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2006...............       $1.33          $1.41            31,093
  2005...............       $1.29          $1.33            76,062
  2004...............       $1.22          $1.29            31,278
  2003...............       $1.00(a)       $1.22             3,587
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.29          $1.38           517,383
  2005...............       $1.28          $1.29           535,221
  2004...............       $1.19          $1.28           448,019
  2003...............       $1.00(a)       $1.19           285,507
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2006...............       $1.83          $2.33            52,606
  2005...............       $1.62          $1.83            50,596
  2004...............       $1.40          $1.62            36,763
  2003...............       $1.00(a)       $1.40            33,621
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.36          $1.55             3,561
  2005...............       $1.31          $1.36             4,067
  2004...............       $  --          $1.31             4,633
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $1.57          $1.98           209,504
  2005...............       $1.42          $1.57           236,052
  2004...............       $1.24          $1.42           340,209
  2003...............       $1.00(a)       $1.24           233,715

1.45% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2006...............       $1.47          $1.68             1,374
  2005...............       $1.40          $1.47             1,380
  2004...............       $1.23          $1.40             1,386
  2003...............       $1.00(a)       $1.23             1,392
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2006...............       $1.26          $1.31             9,995
  2005...............       $1.21          $1.26            10,021
  2004...............       $1.17          $1.21            11,887
  2003...............       $1.00(a)       $1.17            20,087
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2006...............       $1.45          $1.66           126,720
  2005...............       $1.42          $1.45           106,848
  2004...............       $1.22          $1.42            85,100
  2003...............       $1.00(a)       $1.22            79,508
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.47          $1.68             3,205
  2005...............       $1.36          $1.47             3,555
  2004...............       $  --          $1.36             3,226
VAN KAMPEN STRATEGIC GROWTH SUB-ACCOUNT(r):
  2006...............       $1.33          $1.34               494
  2005...............       $1.25          $1.33               496
  2004...............       $1.19          $1.25               498
  2003...............       $1.00(a)       $1.19               501
W&R ASSET STRATEGY SUB-ACCOUNT:
  2006...............       $1.45          $1.71           148,646
  2005...............       $  --          $1.45            17,529
W&R BALANCED SUB-ACCOUNT:
  2006...............       $1.18          $1.30            37,678
  2005...............       $1.14          $1.18            39,571
  2004...............       $1.06          $1.14            27,563
  2003...............       $1.00(c)       $1.06            12,448



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R CORE EQUITY SUB-ACCOUNT:
  2006...............       $1.26          $1.45            11,012
  2005...............       $1.17          $1.26             2,111
  2004...............       $  --          $1.17             2,122
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2006...............       $1.25          $1.54            35,570
  2005...............       $1.00(o)       $1.25            26,075
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.19          $1.23           226,483
  2005...............       $1.08          $1.19           169,369
  2004...............       $1.06          $1.08             7,285
  2003...............       $1.00(e)       $1.06             7,230
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2006...............       $1.45          $1.73             2,925
  2005...............       $1.27          $1.45             2,711
  2004...............       $1.13          $1.27             4,867
  2003...............       $1.00(b)       $1.13               945
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.83          $2.34           631,462
  2005...............       $1.67          $1.83           689,722
  2004...............       $1.38          $1.67           510,713
  2003...............       $1.00(f)       $1.38           264,972
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.93          $2.14             8,257
  2005...............       $1.62          $1.93            17,361
  2004...............       $1.50          $1.62             9,941
  2003...............       $1.00(g)       $1.50             6,416
W&R MID CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.20          $1.29             3,071
  2005...............       $1.00(o)       $1.20             3,139

1.45% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2006...............       $1.46          $1.55            42,262
  2005...............       $1.26          $1.46            41,938
  2004...............       $  --          $1.26            39,254
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.35          $1.40            70,536
  2005...............       $1.21          $1.35            74,104
  2004...............       $  --          $1.21            38,221
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.64          $1.89           223,283
  2005...............       $1.59          $1.64           241,495
  2004...............       $1.41          $1.59            91,912
  2003...............       $1.00(i)       $1.41            24,978
W&R VALUE SUB-ACCOUNT:
  2006...............       $1.28          $1.47            15,010
  2005...............       $1.24          $1.28            17,080
  2004...............       $  --          $1.24            19,604

1.50% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.06          $1.09         1,011,277
  2005...............       $1.08          $1.06           738,106
  2004...............       $1.01          $1.08         5,906,850
  2003...............       $1.00(a)       $1.01            70,134
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2006...............       $  --          $0.95            15,607
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.64          $1.78           285,775
  2005...............       $1.47          $1.64           214,362
  2004...............       $1.31          $1.47         1,265,670
  2003...............       $1.00(a)       $1.31            15,400



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2006...............       $1.36          $1.54            69,026
  2005...............       $1.30          $1.36            72,645
  2004...............       $1.21          $1.30         1,752,518
  2003...............       $1.00(a)       $1.21            91,140
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $1.00          $1.02           230,672
  2005...............       $0.98          $1.00           157,573
  2004...............       $0.99          $0.98         1,603,772
  2003...............       $1.00(a)       $0.99            16,001
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $1.05          $1.09           112,616
  2005...............       $1.06          $1.05           112,601
  2004...............       $1.01          $1.06         2,910,291
  2003...............       $1.00(a)       $1.01            35,702
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $1.92          $2.47           169,963
  2005...............       $1.89          $1.92           165,745
  2004...............       $1.31          $1.89         2,127,796
  2003...............       $1.00(a)       $1.31            55,148
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2006...............       $1.23          $  --                --
  2005...............       $1.18          $1.23             2,891
  2004...............       $  --          $1.18           124,506
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2006...............       $  --          $1.52             6,538
  2005...............       $1.35          $  --                --
  2004...............       $  --          $1.35            88,086
AIM V.I. CORE EQUITY SUB-ACCOUNT(q):
  2006...............       $1.27          $1.44            14,332
  2005...............       $1.21          $1.27            14,440
  2004...............       $  --          $1.21            47,595

1.50% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2006...............       $1.41          $1.62            14,343
  2005...............       $1.34          $1.41            17,053
  2004...............       $1.23          $1.34           376,889
  2003...............       $1.00(a)       $1.23             9,246
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.29          $1.23           721,638
  2005...............       $1.28          $1.29           526,980
  2004...............       $1.18          $1.28         4,706,270
  2003...............       $1.00(a)       $1.18            86,407
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $1.44          $1.68           250,439
  2005...............       $1.39          $1.44           163,418
  2004...............       $  --          $1.39           741,335
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.62          $1.77           101,727
  2005...............       $1.41          $1.62            83,103
  2004...............       $1.24          $1.41         1,663,438
  2003...............       $1.00(a)       $1.24            36,548
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.43          $1.69           700,387
  2005...............       $1.34          $1.43           606,663
  2004...............       $1.26          $1.34         6,573,300
  2003...............       $1.00(a)       $1.26            97,430
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $1.99          $2.20            52,327
  2005...............       $1.66          $1.99            51,325
  2004...............       $1.39          $1.66         1,362,874
  2003...............       $1.00(a)       $1.39            21,169
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2006...............       $1.27          $1.39            27,778
  2005...............       $1.26          $1.27            27,856
  2004...............       $  --          $1.26           256,475



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2006...............       $1.49          $1.60            32,303
  2005...............       $1.41          $1.49            39,795
  2004...............       $1.32          $1.41           633,145
  2003...............       $1.00(a)       $1.32            45,803
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2006...............       $1.45          $1.69            27,407
  2005...............       $1.34          $1.45            19,349
  2004...............       $1.20          $1.34           676,052
  2003...............       $1.00(a)       $1.20             6,259
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $2.23          $2.82           120,951
  2005...............       $1.79          $2.23            92,774
  2004...............       $1.45          $1.79           593,571
  2003...............       $1.00(a)       $1.45            25,022
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2006...............       $  --          $1.34            18,806
  2005...............       $1.18          $  --                --
  2004...............       $  --          $1.18           564,213
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2006...............       $1.50          $1.61            23,426
  2005...............       $1.32          $1.50            20,716
  2004...............       $  --          $1.32           420,482
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $2.06          $2.98           138,702
  2005...............       $1.52          $2.06           116,405
  2004...............       $  --          $1.52           381,986
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2006...............       $1.26          $1.34            10,147
  2005...............       $1.23          $1.26            10,177
  2004...............       $1.15          $1.23           141,463
  2003...............       $1.00(a)       $1.15            12,765

1.50% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2006...............       $1.45          $1.46             4,886
  2005...............       $1.44          $1.45             4,901
  2004...............       $1.27          $1.44           161,473
  2003...............       $1.00(a)       $1.27            36,726
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.38          $1.53            74,789
  2005...............       $1.34          $1.38            82,492
  2004...............       $1.27          $1.34         1,398,160
  2003...............       $1.00(a)       $1.27            49,273
MFS VALUE SERIES SUB-ACCOUNT:
  2006...............       $1.45          $1.72            35,109
  2005...............       $1.35          $1.45            38,613
  2004...............       $1.22          $1.35           367,813
  2003...............       $1.00(a)       $1.22            11,407
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2006...............       $1.34          $1.42            40,905
  2005...............       $1.28          $1.34            45,468
  2004...............       $1.23          $1.28           173,296
  2003...............       $1.00(a)       $1.23             4,438
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.19          $1.28           258,525
  2005...............       $1.28          $1.19           183,827
  2004...............       $1.11          $1.28         2,736,329
  2003...............       $1.00(a)       $1.11            25,644
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2006...............       $1.92          $2.45            31,498
  2005...............       $1.61          $1.92            35,709
  2004...............       $1.47          $1.61           256,975
  2003...............       $1.00(a)       $1.47            11,128
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $  --          $1.59             7,326
  2005...............       $1.31          $  --                --
  2004...............       $  --          $1.31           190,596



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $1.60          $2.02            46,549
  2005...............       $1.42          $1.60            53,129
  2004...............       $1.27          $1.42         1,420,434
  2003...............       $1.00(a)       $1.27            27,374
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.35          $  --                --
  2004...............       $  --          $1.35            59,411
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2006...............       $1.53          $1.75             1,722
  2005...............       $1.40          $1.53             2,464
  2004...............       $  --          $1.40           546,196
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2006...............       $1.26          $1.31             2,717
  2005...............       $1.21          $1.26             2,725
  2004...............       $1.17          $1.21            76,797
  2003...............       $1.00(a)       $1.17             4,569
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2006...............       $1.48          $1.70            42,289
  2005...............       $1.41          $1.48            42,648
  2004...............       $1.25          $1.41           573,569
  2003...............       $1.00(a)       $1.25             2,269
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.51          $1.72            59,020
  2005...............       $1.36          $1.51            71,728
  2004...............       $  --          $1.36           104,067
VAN KAMPEN STRATEGIC GROWTH SUB-ACCOUNT(r):
  2006...............       $1.32          $1.33             6,841
  2005...............       $1.25          $1.32             6,861
  2004...............       $1.18          $1.25            23,230
  2003...............       $1.00(a)       $1.18             6,792

1.50% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R ASSET STRATEGY SUB-ACCOUNT:
  2006...............       $1.44          $1.71            39,295
  2005...............       $1.18          $1.44            19,847
  2004...............       $1.06          $1.18           422,800
  2003...............       $1.00(b)       $1.06             4,548
W&R BALANCED SUB-ACCOUNT:
  2006...............       $1.18          $1.29             9,606
  2005...............       $1.14          $1.18             8,489
  2004...............       $  --          $1.14         3,108,825
W&R CORE EQUITY SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.17          $  --                --
  2004...............       $  --          $1.17           112,876
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2006...............       $  --          $1.54             1,730
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.19          $1.23           406,893
  2005...............       $1.08          $1.19           245,382
  2004...............       $1.06          $1.08         1,450,216
  2003...............       $1.00(e)       $1.06             4,978
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2006...............       $1.45          $1.73            24,057
  2005...............       $1.26          $1.45             7,775
  2004...............       $1.13          $1.26           244,032
  2003...............       $1.00(b)       $1.13             4,940
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.88          $2.40           429,882
  2005...............       $1.67          $1.88           359,489
  2004...............       $1.42          $1.67         3,792,773
  2003...............       $1.00(f)       $1.42            31,368



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.90          $2.11             1,036
  2005...............       $1.62          $1.90               397
  2004...............       $1.48          $1.62           478,281
  2003...............       $1.00(g)       $1.48             6,218
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2006...............       $1.45          $1.54             8,423
  2005...............       $1.26          $1.45             8,441
  2004...............       $1.10          $1.26            72,675
  2003...............       $1.00(b)       $1.10             1,493
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.35          $1.40            49,910
  2005...............       $1.21          $1.35            34,696
  2004...............       $  --          $1.21           427,235
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.71          $1.97           208,627
  2005...............       $1.59          $1.71           163,098
  2004...............       $1.47          $1.59         1,262,547
  2003...............       $1.00(i)       $1.47            12,510
W&R VALUE SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.24          $  --                --
  2004...............       $  --          $1.24           349,068

1.55% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.09          $1.12        11,972,066
  2005...............       $1.05          $1.09         9,044,946
  2004...............       $1.04          $1.05           365,822
  2003...............       $1.00(a)       $1.04         2,702,270

1.55% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2006...............       $0.93          $0.95         1,621,162
  2005...............       $1.00(o)       $0.93           430,175
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.62          $1.75         2,119,352
  2005...............       $1.49          $1.62         1,682,418
  2004...............       $1.29          $1.49            76,945
  2003...............       $1.00(a)       $1.29           591,118
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2006...............       $1.34          $1.52         2,729,685
  2005...............       $1.32          $1.34         2,983,925
  2004...............       $1.20          $1.32            91,422
  2003...............       $1.00(a)       $1.20           609,821
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $0.99          $1.02         4,393,698
  2005...............       $0.99          $0.99         2,403,008
  2004...............       $0.99          $0.99           149,603
  2003...............       $1.00(a)       $0.99         1,262,419
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $1.07          $1.11         5,583,809
  2005...............       $1.04          $1.07         5,094,000
  2004...............       $1.03          $1.04           122,441
  2003...............       $1.00(a)       $1.03         1,373,027
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $2.07          $2.66         2,753,523
  2005...............       $1.75          $2.07         2,663,693
  2004...............       $1.42          $1.75           127,891
  2003...............       $1.00(a)       $1.42         1,138,867
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2006...............       $1.22          $1.33            77,029
  2005...............       $1.19          $1.22            98,839
  2004...............       $1.12          $1.19             4,674
  2003...............       $1.00(a)       $1.12           116,194



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2006...............       $1.40          $1.50           430,134
  2005...............       $  --          $1.40            54,438
  2004...............       $1.23          $  --                --
  2003...............       $1.00(a)       $1.23            75,989
AIM V.I. CORE EQUITY SUB-ACCOUNT(q):
  2006...............       $1.26          $1.43             7,101
  2005...............       $  --          $1.26            35,649
  2004...............       $1.17          $  --                --
  2003...............       $1.00(a)       $1.17            26,313
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2006...............       $1.38          $1.58           253,249
  2005...............       $1.37          $1.38           334,926
  2004...............       $1.21          $1.37            13,529
  2003...............       $1.00(a)       $1.21           346,355
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.29          $1.23         5,521,156
  2005...............       $1.28          $1.29         5,325,162
  2004...............       $1.18          $1.28           270,454
  2003...............       $1.00(a)       $1.18         2,640,287
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $1.43          $1.67         2,459,110
  2005...............       $1.40          $1.43         1,450,188
  2004...............       $1.23          $1.40             7,901
  2003...............       $1.00(a)       $1.23           231,651
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.62          $1.78         3,318,175
  2005...............       $1.41          $1.62         2,584,168
  2004...............       $1.25          $1.41            88,011
  2003...............       $1.00(a)       $1.25         1,179,277
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.40          $1.65         7,657,894
  2005...............       $1.38          $1.40         7,092,662
  2004...............       $1.23          $1.38           366,035
  2003...............       $1.00(a)       $1.23         3,670,197

1.55% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $1.93          $2.14         2,318,803
  2005...............       $1.71          $1.93         2,023,312
  2004...............       $1.36          $1.71            63,256
  2003...............       $1.00(a)       $1.36           800,692
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2006...............       $1.26          $1.37           355,402
  2005...............       $1.28          $1.26           329,364
  2004...............       $1.19          $1.28            17,567
  2003...............       $1.00(a)       $1.19            62,173
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2006...............       $1.45          $1.55           624,297
  2005...............       $1.45          $1.45           636,437
  2004...............       $1.28          $1.45            62,165
  2003...............       $1.00(a)       $1.28           343,529
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2006...............       $1.46          $1.70         1,634,724
  2005...............       $1.33          $1.46           927,869
  2004...............       $1.21          $1.33            19,930
  2003...............       $1.00(a)       $1.21           395,889
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $2.25          $2.84         1,314,107
  2005...............       $1.78          $2.25         1,005,484
  2004...............       $1.46          $1.78            64,008
  2003...............       $1.00(a)       $1.46           356,071
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2006...............       $1.25          $1.36           676,044
  2005...............       $  --          $1.25           597,221
  2004...............       $1.10          $  --                --
  2003...............       $1.00(a)       $1.10           286,543
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2006...............       $1.46          $1.57           881,536
  2005...............       $1.35          $1.46         1,011,066
  2004...............       $1.13          $1.35            23,274
  2003...............       $1.00(a)       $1.13           269,977



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $1.98          $2.86         1,589,462
  2005...............       $1.58          $1.98           840,280
  2004...............       $1.30          $1.58            38,679
  2003...............       $1.00(a)       $1.30            66,911
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2006...............       $1.26          $1.33           146,618
  2005...............       $1.23          $1.26           137,198
  2004...............       $1.15          $1.23            12,727
  2003...............       $1.00(a)       $1.15           112,029
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2006...............       $1.46          $1.47           146,758
  2005...............       $1.43          $1.46           152,758
  2004...............       $1.28          $1.43            28,599
  2003...............       $1.00(a)       $1.28           148,821
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.39          $1.54         1,129,237
  2005...............       $1.33          $1.39         1,274,103
  2004...............       $1.28          $1.33            96,350
  2003...............       $1.00(a)       $1.28           842,764
MFS VALUE SERIES SUB-ACCOUNT:
  2006...............       $1.41          $1.67           731,896
  2005...............       $1.38          $1.41           712,081
  2004...............       $1.19          $1.38            64,444
  2003...............       $1.00(a)       $1.19           215,469
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2006...............       $1.33          $1.41           212,183
  2005...............       $1.29          $1.33           264,366
  2004...............       $1.22          $1.29            76,316
  2003...............       $1.00(a)       $1.22            34,282
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.28          $1.38         3,401,733
  2005...............       $1.18          $1.28         3,038,206
  2004...............       $1.19          $1.18            92,382
  2003...............       $1.00(a)       $1.19         1,453,081

1.55% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2006...............       $1.83          $2.32           357,513
  2005...............       $1.70          $1.83           307,998
  2004...............       $1.40          $1.70            33,685
  2003...............       $1.00(a)       $1.40            67,646
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.35          $1.54           169,867
  2005...............       $  --          $1.35           178,570
  2004...............       $1.19          $  --                --
  2003...............       $1.00(a)       $1.19           169,121
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $1.57          $1.97           985,677
  2005...............       $1.45          $1.57         1,215,767
  2004...............       $1.24          $1.45            56,172
  2003...............       $1.00(a)       $1.24         1,018,294
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  2006...............       $1.46          $1.56            59,967
  2005...............       $  --          $1.46            77,161
  2004...............       $1.24          $  --                --
  2003...............       $1.00(a)       $1.24            33,779
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2006...............       $1.46          $1.67           663,496
  2005...............       $1.47          $1.46           766,337
  2004...............       $1.23          $1.47            27,245
  2003...............       $1.00(a)       $1.23            45,929
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2006...............       $1.26          $1.31            76,556
  2005...............       $1.21          $1.26            72,195
  2004...............       $1.17          $1.21             4,556
  2003...............       $1.00(a)       $1.17            37,809
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2006...............       $1.45          $1.66           749,662
  2005...............       $1.45          $1.45           851,883
  2004...............       $1.22          $1.45            32,574
  2003...............       $1.00(a)       $1.22           429,513



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.47          $1.68           388,312
  2005...............       $  --          $1.47           267,310
  2004...............       $1.21          $  --                --
  2003...............       $1.00(a)       $1.21            47,240
VAN KAMPEN STRATEGIC GROWTH SUB-ACCOUNT(r):
  2006...............       $1.33          $1.34            47,249
  2005...............       $1.25          $1.33            26,946
  2004...............       $1.19          $1.25             6,771
  2003...............       $1.00(a)       $1.19            25,563
W&R ASSET STRATEGY SUB-ACCOUNT:
  2006...............       $1.44          $1.71         3,917,191
  2005...............       $1.18          $1.44         1,758,400
  2004...............       $1.06          $1.18            19,976
  2003...............       $1.00(b)       $1.06            60,523
W&R BALANCED SUB-ACCOUNT:
  2006...............       $1.18          $1.29         3,667,368
  2005...............       $1.14          $1.18         3,478,462
  2004...............       $1.06          $1.14             8,449
  2003...............       $1.00(c)       $1.06           948,351
W&R CORE EQUITY SUB-ACCOUNT:
  2006...............       $1.26          $1.45           368,810
  2005...............       $  --          $1.26           119,512
  2004...............       $1.09          $  --                --
  2003...............       $1.00(d)       $1.09            51,899
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2006...............       $1.25          $1.54         1,488,223
  2005...............       $1.00(o)       $1.25           414,653
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.19          $1.23         3,861,700
  2005...............       $1.08          $1.19         2,330,557
  2004...............       $1.06          $1.08            15,979
  2003...............       $1.00(e)       $1.06           582,491

1.55% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2006...............       $1.45          $1.73           442,986
  2005...............       $1.27          $1.45           353,381
  2004...............       $1.13          $1.27            13,591
  2003...............       $1.00(b)       $1.13           205,535
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.82          $2.33         5,632,294
  2005...............       $1.72          $1.82         5,092,514
  2004...............       $1.38          $1.72           172,654
  2003...............       $1.00(f)       $1.38         1,370,209
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.93          $2.13           523,139
  2005...............       $1.60          $1.93           503,868
  2004...............       $1.50          $1.60               417
  2003...............       $1.00(g)       $1.50           224,892
W&R MID CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.20          $1.28            54,430
  2005...............       $1.00(o)       $1.20            23,464
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2006...............       $1.45          $1.54           578,834
  2005...............       $1.26          $1.45           258,094
  2004...............       $1.10          $1.26             6,087
  2003...............       $1.00(b)       $1.10            38,833
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.35          $1.39         1,212,942
  2005...............       $1.21          $1.35           835,285
  2004...............       $1.08          $1.21            28,178
  2003...............       $1.00(h)       $1.08           108,753
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.63          $1.88         2,174,460
  2005...............       $1.67          $1.63         1,921,472
  2004...............       $1.41          $1.67            84,773
  2003...............       $1.00(i)       $1.41           370,380



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R VALUE SUB-ACCOUNT:
  2006...............       $1.28          $1.47           698,279
  2005...............       $  --          $1.28           729,637
  2004...............       $1.10          $  --                --
  2003...............       $1.00(j)       $1.10            86,562

1.60% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.06          $1.09           263,033
  2005...............       $1.04          $1.06           193,308
  2004...............       $1.01          $1.04           185,652
  2003...............       $1.00(a)       $1.01           191,359
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2006...............       $  --          $0.95             3,474
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.34          $1.45            86,467
  2005...............       $1.48          $1.34            51,797
  2004...............       $1.07          $1.48            43,847
  2003...............       $1.00(a)       $1.07            55,230
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2006...............       $1.19          $1.35            16,114
  2005...............       $  --          $1.19            16,199
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $1.00          $1.02            61,995
  2005...............       $0.98          $1.00            67,873
  2004...............       $1.00          $0.98           270,850
  2003...............       $1.00(a)       $1.00            57,536
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $1.05          $1.09            35,444
  2005...............       $  --          $1.05            33,159

1.60% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $1.56          $2.00            35,737
  2005...............       $1.75          $1.56            25,936
  2004...............       $1.07          $1.75            26,134
  2003...............       $1.00(a)       $1.07            30,191
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2006...............       $  --          $1.29             3,884
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.12          $1.07           227,300
  2005...............       $1.28          $1.12           175,163
  2004...............       $1.03          $1.28           147,237
  2003...............       $1.00(a)       $1.03           181,244
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $  --          $1.47            44,335
  2005...............       $1.39          $  --                --
  2004...............       $  --          $1.39            30,745
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.40          $  --                --
  2004...............       $  --          $1.40             9,323
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.23          $1.46           242,985
  2005...............       $1.37          $1.23           217,131
  2004...............       $1.09          $1.37           211,201
  2003...............       $1.00(a)       $1.09           220,804
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.71          $  --                --
  2004...............       $  --          $1.71             7,017
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.28          $  --                --
  2004...............       $  --          $1.28            15,051



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $1.69          $2.13            18,615
  2005...............       $1.77          $1.69               426
  2004...............       $  --          $1.77             5,309
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2006...............       $  --          $  --                --
  2005...............       $1.35          $  --                --
  2004...............       $  --          $1.35            27,068
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $1.59          $2.30            27,187
  2005...............       $1.58          $1.59             1,339
  2004...............       $  --          $1.58            20,125
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.10          $1.22            54,095
  2005...............       $1.33          $1.10            61,706
  2004...............       $1.02          $1.33            23,116
  2003...............       $1.00(a)       $1.02            66,625
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.29          $  --                --
  2004...............       $  --          $1.29            14,789
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.11          $1.19            62,952
  2005...............       $1.18          $1.11            70,254
  2004...............       $1.03          $1.18            57,073
  2003...............       $1.00(a)       $1.03            71,714
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $1.36          $1.71            49,098
  2005...............       $1.45          $1.36            57,255
  2004...............       $1.08          $1.45            28,910
  2003...............       $1.00(a)       $1.08            57,509

1.60% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R ASSET STRATEGY SUB-ACCOUNT:
  2006...............       $1.44          $1.70            46,676
  2005...............       $  --          $1.44            49,605
W&R BALANCED SUB-ACCOUNT:
  2006...............       $1.16          $1.27            60,806
  2005...............       $1.14          $1.16            59,625
  2004...............       $  --          $1.14            22,681
W&R GROWTH SUB-ACCOUNT:
  2006...............       $  --          $1.21            69,487
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.44          $1.84           111,393
  2005...............       $1.71          $1.44            83,948
  2004...............       $1.09          $1.71            91,982
  2003...............       $1.00(f)       $1.09            93,002
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $  --          $1.37            11,764
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.29          $1.48            19,551
  2005...............       $1.66          $1.29             1,711
  2004...............       $  --          $1.66            39,748

1.65% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.05          $1.08           603,855
  2005...............       $1.04          $1.05           466,644
  2004...............       $1.01          $1.04         5,289,252
  2003...............       $1.00(a)       $1.01            20,302



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2006...............       $0.93          $0.95           154,304
  2005...............       $1.00(o)       $0.93            47,969
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.63          $1.77           142,549
  2005...............       $1.48          $1.63           122,775
  2004...............       $1.30          $1.48         1,471,016
  2003...............       $1.00(a)       $1.30             8,283
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.31          $  --                --
  2004...............       $  --          $1.31         4,154,422
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $0.99          $1.02           352,498
  2005...............       $0.98          $0.99           337,124
  2004...............       $  --          $0.98           974,107
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.04          $  --                --
  2004...............       $  --          $1.04         2,365,978
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $1.91          $2.46            82,407
  2005...............       $1.75          $1.91            54,346
  2004...............       $1.31          $1.75         1,670,941
  2003...............       $1.00(a)       $1.31             3,861
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.18          $  --                --
  2004...............       $  --          $1.18           248,288
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2006...............       $  --          $1.51            23,517
  2005...............       $1.35          $  --                --
  2004...............       $  --          $1.35            74,235

1.65% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
AIM V.I. CORE EQUITY SUB-ACCOUNT(q):
  2006...............       $  --          $  --                --
  2005...............       $1.22          $  --                --
  2004...............       $  --          $1.22            37,975
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.36          $  --                --
  2004...............       $  --          $1.36           283,191
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.28          $1.22           358,773
  2005...............       $1.28          $1.28           326,366
  2004...............       $1.18          $1.28         3,754,559
  2003...............       $1.00(a)       $1.18            26,145
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $1.44          $1.68           251,243
  2005...............       $1.39          $1.44           102,233
  2004...............       $  --          $1.39           580,530
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.61          $1.76           109,915
  2005...............       $1.40          $1.61             9,282
  2004...............       $  --          $1.40           923,027
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.43          $1.68           388,438
  2005...............       $1.37          $1.43           360,897
  2004...............       $1.26          $1.37         5,203,621
  2003...............       $1.00(a)       $1.26            32,295
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $1.98          $2.19            49,151
  2005...............       $1.70          $1.98             8,549
  2004...............       $  --          $1.70         1,196,091



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2006...............       $1.27          $1.38            13,219
  2005...............       $1.27          $1.27            14,983
  2004...............       $  --          $1.27           372,121
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2006...............       $  --          $  --                --
  2005...............       $1.44          $  --                --
  2004...............       $  --          $1.44           541,409
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2006...............       $  --          $1.68            15,118
  2005...............       $1.32          $  --                --
  2004...............       $  --          $1.32           241,367
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $2.22          $2.80            49,163
  2005...............       $1.77          $2.22            38,065
  2004...............       $1.45          $1.77           335,022
  2003...............       $1.00(a)       $1.45             3,934
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.16          $  --                --
  2004...............       $  --          $1.16           144,922
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2006...............       $1.50          $1.61            17,327
  2005...............       $1.35          $1.50            33,308
  2004...............       $  --          $1.35           120,784
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $2.05          $2.96           122,441
  2005...............       $1.58          $2.05            73,369
  2004...............       $  --          $1.58           552,485

1.65% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.23          $  --                --
  2004...............       $  --          $1.23            52,109
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.43          $  --                --
  2004...............       $  --          $1.43            68,350
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.37          $1.52            20,817
  2005...............       $1.33          $1.37            20,834
  2004...............       $1.27          $1.33         1,154,037
  2003...............       $1.00(a)       $1.27            13,004
MFS VALUE SERIES SUB-ACCOUNT:
  2006...............       $1.44          $1.71            16,675
  2005...............       $1.38          $1.44            15,401
  2004...............       $  --          $1.38           111,139
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2006...............       $1.33          $1.41            12,990
  2005...............       $1.29          $1.33            14,723
  2004...............       $  --          $1.29           210,550
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.19          $1.27           175,934
  2005...............       $1.18          $1.19           151,973
  2004...............       $  --          $1.18         1,127,305
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2006...............       $  --          $2.44             3,414
  2005...............       $1.69          $  --                --
  2004...............       $  --          $1.69           463,185
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.34          $  --                --
  2004...............       $  --          $1.34            96,869



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $1.60          $2.01            23,271
  2005...............       $1.45          $1.60            24,917
  2004...............       $1.27          $1.45           670,831
  2003...............       $1.00(a)       $1.27            14,631
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.33          $  --                --
  2004...............       $  --          $1.33            21,507
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.46          $  --                --
  2004...............       $  --          $1.46           121,977
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.21          $  --                --
  2004...............       $  --          $1.21            64,897
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2006...............       $  --          $1.69             9,602
  2005...............       $1.44          $  --                --
  2004...............       $  --          $1.44           451,745
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.39          $  --                --
  2004...............       $  --          $1.39            89,303
VAN KAMPEN STRATEGIC GROWTH SUB-ACCOUNT(r):
  2006...............       $  --          $  --                --
  2005...............       $1.24          $  --                --
  2004...............       $  --          $1.24            35,170
W&R ASSET STRATEGY SUB-ACCOUNT:
  2006...............       $1.44          $1.70            30,444
  2005...............       $1.18          $1.44             5,838
  2004...............       $  --          $1.18           235,319

1.65% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R BALANCED SUB-ACCOUNT:
  2006...............       $1.18          $1.29             5,026
  2005...............       $1.14          $1.18             5,049
  2004...............       $  --          $1.14         1,408,023
W&R CORE EQUITY SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.17          $  --                --
  2004...............       $  --          $1.17            46,333
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2006...............       $1.25          $1.54             7,059
  2005...............       $1.00(o)       $1.25             6,070
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.18          $1.22           219,121
  2005...............       $1.08          $1.18           127,588
  2004...............       $  --          $1.08           997,292
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2006...............       $  --          $  --                --
  2005...............       $1.26          $  --                --
  2004...............       $  --          $1.26           115,527
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.87          $2.39           234,586
  2005...............       $1.71          $1.87           211,140
  2004...............       $1.42          $1.71         3,055,751
  2003...............       $1.00(f)       $1.42            11,995
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.90          $  --                --
  2005...............       $1.59          $1.90             4,213
  2004...............       $  --          $1.59           124,781
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.26          $  --                --
  2004...............       $  --          $1.26           390,531



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.34          $1.39            14,952
  2005...............       $1.21          $1.34             3,050
  2004...............       $  --          $1.21           496,089
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.70          $1.96           117,379
  2005...............       $1.66          $1.70            96,860
  2004...............       $  --          $1.66         1,079,340
W&R VALUE SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.24          $  --                --
  2004...............       $  --          $1.24           256,571

1.70% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.05          $1.08        11,790,654
  2005...............       $1.04          $1.05         9,253,678
  2004...............       $1.01          $1.04            71,189
  2003...............       $1.00(a)       $1.01         1,538,397
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2006...............       $0.93          $0.95           952,267
  2005...............       $1.00(o)       $0.93           222,153
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.63          $1.76         2,762,473
  2005...............       $1.48          $1.63         2,238,424
  2004...............       $1.30          $1.48            38,113
  2003...............       $1.00(a)       $1.30           382,795
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2006...............       $1.35          $1.53         5,300,589
  2005...............       $  --          $1.35         5,678,086
  2004...............       $1.21          $  --                --
  2003...............       $1.00(a)       $1.21         1,181,325

1.70% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $0.99          $1.02         2,035,522
  2005...............       $0.98          $0.99         1,808,714
  2004...............       $0.99          $0.98             9,978
  2003...............       $1.00(a)       $0.99           233,527
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $1.05          $1.09         4,423,916
  2005...............       $  --          $1.05         3,664,514
  2004...............       $1.01          $  --                --
  2003...............       $1.00(a)       $1.01           911,037
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $1.91          $2.45         2,574,038
  2005...............       $1.75          $1.91         2,317,858
  2004...............       $1.31          $1.75             9,381
  2003...............       $1.00(a)       $1.31           441,220
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2006...............       $1.22          $1.32           257,509
  2005...............       $  --          $1.22           238,153
  2004...............       $1.12          $  --                --
  2003...............       $1.00(a)       $1.12           142,812
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2006...............       $1.41          $1.51           457,693
  2005...............       $  --          $1.41            92,170
  2004...............       $1.24          $  --                --
  2003...............       $1.00(a)       $1.24             5,610
AIM V.I. CORE EQUITY SUB-ACCOUNT(q):
  2006...............       $1.26          $1.43            38,841
  2005...............       $  --          $1.26            36,467
  2004...............       $1.18          $  --                --
  2003...............       $1.00(a)       $1.18            15,983
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2006...............       $1.40          $1.61           226,345
  2005...............       $  --          $1.40           290,791
  2004...............       $1.23          $  --                --
  2003...............       $1.00(a)       $1.23           151,402



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.28          $1.22         6,819,735
  2005...............       $1.28          $1.28         5,876,922
  2004...............       $1.18          $1.28            58,422
  2003...............       $1.00(a)       $1.18           922,992
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $1.44          $1.67         2,811,901
  2005...............       $  --          $1.44         1,730,385
  2004...............       $1.24          $  --                --
  2003...............       $1.00(a)       $1.24           124,726
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.61          $1.76         2,647,282
  2005...............       $1.40          $1.61         1,679,816
  2004...............       $1.24          $1.40            20,272
  2003...............       $1.00(a)       $1.24           363,140
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.43          $1.68         8,252,528
  2005...............       $1.37          $1.43         7,116,883
  2004...............       $1.26          $1.37            71,729
  2003...............       $1.00(a)       $1.26         1,354,249
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $1.98          $2.19         2,017,209
  2005...............       $1.70          $1.98         1,852,044
  2004...............       $1.39          $1.70             3,281
  2003...............       $1.00(a)       $1.39           510,083
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2006...............       $1.27          $1.38           556,548
  2005...............       $1.27          $1.27           682,105
  2004...............       $1.20          $1.27            20,435
  2003...............       $1.00(a)       $1.20            83,011
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2006...............       $1.48          $1.59           611,613
  2005...............       $  --          $1.48           644,546
  2004...............       $1.31          $  --                --
  2003...............       $1.00(a)       $1.31           192,554

1.70% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2006...............       $1.44          $1.68           538,229
  2005...............       $  --          $1.44           365,868
  2004...............       $1.20          $  --                --
  2003...............       $1.00(a)       $1.20           115,090
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $2.22          $2.80         1,308,757
  2005...............       $1.77          $2.22         1,315,317
  2004...............       $1.44          $1.77             3,155
  2003...............       $1.00(a)       $1.44           111,633
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2006...............       $1.23          $1.33           317,698
  2005...............       $  --          $1.23           233,418
  2004...............       $1.09          $  --                --
  2003...............       $1.00(a)       $1.09           198,162
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2006...............       $1.49          $1.60           931,262
  2005...............       $  --          $1.49           649,503
  2004...............       $1.16          $  --                --
  2003...............       $1.00(a)       $1.16            51,163
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $2.05          $2.95         2,022,219
  2005...............       $1.58          $2.05         1,454,823
  2004...............       $1.35          $1.58            17,578
  2003...............       $1.00(a)       $1.35            67,640
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2006...............       $1.26          $1.33            55,456
  2005...............       $  --          $1.26            47,813
  2004...............       $1.15          $  --                --
  2003...............       $1.00(a)       $1.15            76,183
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2006...............       $1.45          $1.45            51,961
  2005...............       $1.43          $1.45            63,460
  2004...............       $1.27          $1.43            12,780
  2003...............       $1.00(a)       $1.27            44,910



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.37          $1.52         1,335,062
  2005...............       $1.33          $1.37         1,414,303
  2004...............       $1.27          $1.33             4,301
  2003...............       $1.00(a)       $1.27           394,464
MFS VALUE SERIES SUB-ACCOUNT:
  2006...............       $1.44          $1.71           524,774
  2005...............       $  --          $1.44           429,569
  2004...............       $1.22          $  --                --
  2003...............       $1.00(a)       $1.22           100,149
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2006...............       $1.33          $1.41           367,405
  2005...............       $  --          $1.33           288,986
  2004...............       $1.23          $  --                --
  2003...............       $1.00(a)       $1.23            58,135
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.18          $1.27         2,370,535
  2005...............       $1.18          $1.18         1,943,131
  2004...............       $1.10          $1.18            35,912
  2003...............       $1.00(a)       $1.10           290,214
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2006...............       $1.91          $2.43           505,525
  2005...............       $  --          $1.91           515,799
  2004...............       $1.47          $  --                --
  2003...............       $1.00(a)       $1.47           104,616
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.39          $1.58           162,268
  2005...............       $1.34          $1.39           164,447
  2004...............       $1.23          $1.34            20,698
  2003...............       $1.00(a)       $1.23            43,510
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $1.59          $2.00           725,927
  2005...............       $  --          $1.59           703,976
  2004...............       $1.27          $  --                --
  2003...............       $1.00(a)       $1.27           306,210

1.70% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  2006...............       $1.44          $1.54            25,531
  2005...............       $  --          $1.44            21,400
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2006...............       $1.52          $1.73           337,653
  2005...............       $  --          $1.52           248,925
  2004...............       $1.29          $  --                --
  2003...............       $1.00(a)       $1.29            27,837
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2006...............       $1.26          $1.30            62,654
  2005...............       $  --          $1.26            60,382
  2004...............       $1.17          $  --                --
  2003...............       $1.00(a)       $1.17            23,408
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2006...............       $1.48          $1.68           790,625
  2005...............       $  --          $1.48           753,392
  2004...............       $1.25          $  --                --
  2003...............       $1.00(a)       $1.25           123,192
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.50          $1.71           221,346
  2005...............       $  --          $1.50           190,591
VAN KAMPEN STRATEGIC GROWTH SUB-ACCOUNT(r):
  2006...............       $1.31          $1.33            56,791
  2005...............       $  --          $1.31            52,338
  2004...............       $1.18          $  --                --
  2003...............       $1.00(a)       $1.18             7,356
W&R ASSET STRATEGY SUB-ACCOUNT:
  2006...............       $1.44          $1.70         2,474,448
  2005...............       $  --          $1.44         1,042,781



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R BALANCED SUB-ACCOUNT:
  2006...............       $1.17          $1.28         2,034,305
  2005...............       $  --          $1.17         1,568,656
  2004...............       $1.06          $  --                --
  2003...............       $1.00(c)       $1.06           395,110
W&R CORE EQUITY SUB-ACCOUNT:
  2006...............       $1.25          $1.44           116,187
  2005...............       $  --          $1.25            61,641
  2004...............       $1.09          $  --                --
  2003...............       $1.00(d)       $1.09            35,621
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2006...............       $1.25          $1.54         1,582,981
  2005...............       $1.00(o)       $1.25           659,356
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.18          $1.22         3,851,250
  2005...............       $  --          $1.18         2,234,993
  2004...............       $1.06          $  --                --
  2003...............       $1.00(e)       $1.06           247,588
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2006...............       $1.45          $1.72           431,261
  2005...............       $  --          $1.45           325,779
  2004...............       $1.13          $  --                --
  2003...............       $1.00(b)       $1.13            43,064
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.87          $2.38         5,558,988
  2005...............       $1.71          $1.87         4,978,278
  2004...............       $1.42          $1.71            32,720
  2003...............       $1.00(f)       $1.42           864,650
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.89          $2.09           156,551
  2005...............       $1.59          $1.89           121,080
  2004...............       $1.47          $1.59             1,575
  2003...............       $1.00(g)       $1.47            55,649

1.70% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R MID CAP GROWTH SUB-ACCOUNT:
  2006...............       $  --          $1.28            31,507
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2006...............       $1.45          $1.53           858,679
  2005...............       $1.25          $1.45           439,177
  2004...............       $1.10          $1.25             1,992
  2003...............       $1.00(b)       $1.10           143,928
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.34          $1.39         1,281,578
  2005...............       $  --          $1.34         1,011,613
  2004...............       $1.08          $  --                --
  2003...............       $1.00(h)       $1.08           197,520
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.70          $1.95         2,465,970
  2005...............       $1.66          $1.70         2,188,356
  2004...............       $1.47          $1.66            20,364
  2003...............       $1.00(i)       $1.47           227,043
W&R VALUE SUB-ACCOUNT:
  2006...............       $1.27          $1.46           694,871
  2005...............       $  --          $1.27           575,915
  2004...............       $1.10          $  --                --
  2003...............       $1.00(j)       $1.10           127,229

1.75% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.05          $1.08           389,962
  2005...............       $1.04          $1.05           257,968
  2004...............       $1.01          $1.04           752,510
  2003...............       $1.00(a)       $1.01            21,470
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2006...............       $  --          $0.95            24,649



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.63          $1.76            90,729
  2005...............       $1.48          $1.63            61,677
  2004...............       $1.30          $1.48           275,412
  2003...............       $1.00(a)       $1.30            20,053
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.31          $  --                --
  2004...............       $  --          $1.31           241,933
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $0.99          $1.01           102,908
  2005...............       $0.98          $0.99            60,680
  2004...............       $  --          $0.98           150,323
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $1.05          $1.08            20,881
  2005...............       $1.04          $1.05            27,669
  2004...............       $  --          $1.04           592,001
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $1.91          $2.45            47,768
  2005...............       $1.74          $1.91            29,577
  2004...............       $  --          $1.74           293,171
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.18          $  --                --
  2004...............       $  --          $1.18           182,093
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.36          $  --                --
  2004...............       $  --          $1.36           296,270
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.28          $1.22           233,249
  2005...............       $1.28          $1.28           170,750
  2004...............       $  --          $1.28           358,066

1.75% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $1.43          $1.67            73,154
  2005...............       $1.39          $1.43            17,066
  2004...............       $  --          $1.39           206,050
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.60          $1.76            57,765
  2005...............       $1.40          $1.60            32,600
  2004...............       $1.24          $1.40            76,041
  2003...............       $1.00(a)       $1.24            20,383
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.42          $1.68           237,725
  2005...............       $1.37          $1.42           200,501
  2004...............       $  --          $1.37         1,063,776
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $1.98          $2.18            13,709
  2005...............       $1.70          $1.98            13,327
  2004...............       $  --          $1.70           141,405
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2006...............       $1.26          $1.38             6,808
  2005...............       $1.27          $1.26             6,845
  2004...............       $1.20          $1.27            30,339
  2003...............       $1.00(a)       $1.20            20,548
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2006...............       $  --          $  --                --
  2005...............       $1.44          $  --                --
  2004...............       $  --          $1.44           121,605
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.32          $  --                --
  2004...............       $  --          $1.32            91,706



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $2.22          $2.79            36,029
  2005...............       $1.77          $2.22            21,644
  2004...............       $  --          $1.77            29,480
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.16          $  --                --
  2004...............       $  --          $1.16            19,355
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2006...............       $1.49          $1.60             7,387
  2005...............       $1.35          $1.49            14,950
  2004...............       $  --          $1.35            84,455
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $2.05          $2.95            89,939
  2005...............       $1.58          $2.05            52,928
  2004...............       $  --          $1.58            40,428
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.22          $  --                --
  2004...............       $  --          $1.22            38,990
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2006...............       $1.44          $1.45             4,301
  2005...............       $1.43          $1.44             4,324
  2004...............       $1.27          $1.43            10,099
  2003...............       $1.00(a)       $1.27            12,851
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.37          $1.52             4,254
  2005...............       $1.33          $1.37             4,277
  2004...............       $  --          $1.33           104,962
MFS VALUE SERIES SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.38          $  --                --
  2004...............       $  --          $1.38            18,571

1.75% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.18          $1.27           122,899
  2005...............       $1.18          $1.18            68,846
  2004...............       $1.10          $1.18           403,333
  2003...............       $1.00(a)       $1.10            20,112
OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.69          $  --                --
  2004...............       $  --          $1.69            55,063
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.39          $1.58             6,869
  2005...............       $1.34          $1.39             6,907
  2004...............       $1.23          $1.34            18,765
  2003...............       $1.00(a)       $1.23            20,812
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.44          $  --                --
  2004...............       $  --          $1.44           122,751
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2006...............       $  --          $1.73            18,532
  2005...............       $1.46          $  --                --
  2004...............       $  --          $1.46             4,366
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.21          $  --                --
  2004...............       $  --          $1.21            30,046
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2006...............       $1.47          $1.68             9,870
  2005...............       $1.44          $1.47             7,075
  2004...............       $  --          $1.44            17,150



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.39          $  --                --
  2004...............       $  --          $1.39            35,013
W&R ASSET STRATEGY SUB-ACCOUNT:
  2006...............       $1.44          $1.70            40,018
  2005...............       $1.17          $1.44            30,765
  2004...............       $  --          $1.17             4,698
W&R BALANCED SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.14          $  --                --
  2004...............       $  --          $1.14           114,132
W&R CORE EQUITY SUB-ACCOUNT:
  2006...............       $1.25          $1.44             7,041
  2005...............       $  --          $1.25             7,079
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.18          $1.22            85,224
  2005...............       $1.08          $1.18            26,853
  2004...............       $  --          $1.08            20,551
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2006...............       $  --          $  --                --
  2005...............       $1.26          $  --                --
  2004...............       $  --          $1.26            18,232
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.87          $2.38           135,501
  2005...............       $1.71          $1.87           109,082
  2004...............       $  --          $1.71           231,193
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.89          $2.09             1,207
  2005...............       $1.59          $1.89            11,284
  2004...............       $  --          $1.59            21,039

1.75% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2006...............       $1.45          $1.53             1,527
  2005...............       $1.25          $1.45             1,981
  2004...............       $  --          $1.25             4,917
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.34          $1.38             1,640
  2005...............       $1.21          $1.34             8,082
  2004...............       $  --          $1.21            47,634
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.70          $1.95            81,689
  2005...............       $1.66          $1.70            55,362
  2004...............       $  --          $1.66           240,534
W&R VALUE SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.24          $  --                --
  2004...............       $  --          $1.24            24,759

1.80% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.05          $1.08         1,100,022
  2005...............       $1.04          $1.05           902,161
  2004...............       $1.01          $1.04           613,500
  2003...............       $1.00(a)       $1.01           606,327
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2006...............       $0.93          $0.95            45,456
  2005...............       $1.00(o)       $0.93            11,378
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.63          $1.76           352,941
  2005...............       $1.48          $1.63           310,533
  2004...............       $1.30          $1.48           191,187
  2003...............       $1.00(a)       $1.30           298,072



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2006...............       $1.35          $1.52           286,678
  2005...............       $1.31          $1.35           233,136
  2004...............       $1.21          $1.31            54,475
  2003...............       $1.00(a)       $1.21           238,921
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $0.99          $1.01           191,224
  2005...............       $0.98          $0.99           190,292
  2004...............       $0.99          $0.98           197,755
  2003...............       $1.00(a)       $0.99           110,908
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $1.05          $1.08           622,951
  2005...............       $1.03          $1.05           617,974
  2004...............       $1.01          $1.03           217,845
  2003...............       $1.00(a)       $1.01           489,780
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $1.90          $2.44           301,152
  2005...............       $1.74          $1.90           294,775
  2004...............       $1.31          $1.74           154,020
  2003...............       $1.00(a)       $1.31           202,336
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2006...............       $1.22          $1.32           160,909
  2005...............       $  --          $1.22           181,007
  2004...............       $1.12          $  --                --
  2003...............       $1.00(a)       $1.12           183,190
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2006...............       $  --          $1.50            18,257
  2005...............       $1.35          $  --                --
  2004...............       $  --          $1.35            14,317
AIM V.I. CORE EQUITY SUB-ACCOUNT(q):
  2006...............       $  --          $  --                --
  2005...............       $1.22          $  --                --
  2004...............       $  --          $1.22             4,513

1.80% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2006...............       $1.40          $1.60           148,770
  2005...............       $1.36          $1.40           298,377
  2004...............       $1.23          $1.36             8,760
  2003...............       $1.00(a)       $1.23           365,394
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.28          $1.21           545,783
  2005...............       $1.28          $1.28           427,767
  2004...............       $1.18          $1.28           685,802
  2003...............       $1.00(a)       $1.18           315,964
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $1.43          $1.67           309,879
  2005...............       $1.39          $1.43           244,285
  2004...............       $1.24          $1.39           168,977
  2003...............       $1.00(a)       $1.24            89,104
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.60          $1.75           219,367
  2005...............       $1.40          $1.60           189,136
  2004...............       $1.24          $1.40            74,249
  2003...............       $1.00(a)       $1.24            31,453
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.42          $1.68         1,067,365
  2005...............       $1.37          $1.42         1,131,264
  2004...............       $1.26          $1.37           834,201
  2003...............       $1.00(a)       $1.26         1,012,038
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $1.97          $2.18            94,341
  2005...............       $1.70          $1.97           140,357
  2004...............       $1.39          $1.70           107,457
  2003...............       $1.00(a)       $1.39           119,847
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2006...............       $1.26          $1.38            23,132
  2005...............       $1.27          $1.26            34,280
  2004...............       $1.20          $1.27            18,984
  2003...............       $1.00(a)       $1.20            28,875



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2006...............       $1.48          $1.58            81,998
  2005...............       $1.44          $1.48           123,646
  2004...............       $1.31          $1.44            40,696
  2003...............       $1.00(a)       $1.31            96,092
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2006...............       $1.44          $1.67            74,272
  2005...............       $1.32          $1.44            96,140
  2004...............       $1.20          $1.32           130,336
  2003...............       $1.00(a)       $1.20            68,184
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $2.21          $2.78            63,113
  2005...............       $1.77          $2.21            43,195
  2004...............       $1.44          $1.77            74,375
  2003...............       $1.00(a)       $1.44            21,598
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2006...............       $1.23          $  --                --
  2005...............       $1.16          $1.23            19,240
  2004...............       $1.09          $1.16            14,767
  2003...............       $1.00(a)       $1.09            19,471
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2006...............       $1.49          $1.60            28,030
  2005...............       $1.35          $1.49            43,327
  2004...............       $1.16          $1.35             3,315
  2003...............       $1.00(a)       $1.16            19,389
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $2.04          $2.94            70,098
  2005...............       $1.58          $2.04            66,382
  2004...............       $1.35          $1.58           142,473
  2003...............       $1.00(a)       $1.35            10,959
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2006...............       $1.25          $1.32            26,530
  2005...............       $1.22          $1.25            44,306
  2004...............       $1.14          $1.22            31,283
  2003...............       $1.00(a)       $1.14            39,578

1.80% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2006...............       $1.44          $1.45             3,172
  2005...............       $1.43          $1.44            10,905
  2004...............       $1.27          $1.43             8,666
  2003...............       $1.00(a)       $1.27            10,124
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.37          $1.52            93,525
  2005...............       $1.32          $1.37            91,185
  2004...............       $1.27          $1.32           177,031
  2003...............       $1.00(a)       $1.27           109,399
MFS VALUE SERIES SUB-ACCOUNT:
  2006...............       $1.44          $1.70            18,747
  2005...............       $1.37          $1.44            20,192
  2004...............       $1.22          $1.37            43,371
  2003...............       $1.00(a)       $1.22            19,267
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.28          $  --                --
  2004...............       $  --          $1.28            15,861
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.18          $1.27           444,521
  2005...............       $1.18          $1.18           462,317
  2004...............       $1.10          $1.18           197,729
  2003...............       $1.00(a)       $1.10           477,837
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2006...............       $1.91          $2.42            56,206
  2005...............       $1.69          $1.91            57,979
  2004...............       $1.47          $1.69            84,192
  2003...............       $1.00(a)       $1.47            59,390
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.38          $  --                --
  2005...............       $  --          $1.38            18,653
  2004...............       $1.23          $  --                --
  2003...............       $1.00(a)       $1.23            18,878



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $1.59          $2.00            94,980
  2005...............       $1.44          $1.59           103,805
  2004...............       $1.26          $1.44            91,840
  2003...............       $1.00(a)       $1.26           131,743
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  2006...............          --          $1.53            19,522
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2006...............       $1.52          $  --                --
  2005...............       $1.46          $1.52               866
  2004...............       $  --          $1.46            10,719
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2006...............       $1.25          $1.30            29,688
  2005...............       $  --          $1.25            29,867
  2004...............       $1.17          $  --                --
  2003...............       $1.00(a)       $1.17            30,226
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2006...............       $1.47          $1.68             9,509
  2005...............       $1.44          $1.47            18,072
  2004...............       $1.25          $1.44           108,163
  2003...............       $1.00(a)       $1.25            17,253
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.50          $1.70            12,656
  2005...............       $1.39          $1.50            33,262
  2004...............       $1.24          $1.39             9,233
  2003...............       $1.00(a)       $1.24            18,703
VAN KAMPEN STRATEGIC GROWTH SUB-ACCOUNT(r):
  2006...............       $  --          $1.32             2,026

1.80% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R ASSET STRATEGY SUB-ACCOUNT:
  2006...............       $1.43          $1.69           127,482
  2005...............       $1.17          $1.43            89,517
  2004...............       $  --          $1.17            17,673
W&R BALANCED SUB-ACCOUNT:
  2006...............       $1.17          $1.28            82,487
  2005...............       $  --          $1.17            86,260
W&R CORE EQUITY SUB-ACCOUNT:
  2006...............       $  --          $1.44             1,947
  2005...............       $1.17          $  --                --
  2004...............       $  --          $1.17             3,100
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2006...............       $1.25          $1.53            45,785
  2005...............       $1.00(o)       $1.25            31,955
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.18          $1.22           236,435
  2005...............       $1.08          $1.18            90,093
  2004...............       $  --          $1.08             4,109
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2006...............       $1.44          $1.71            42,847
  2005...............       $1.26          $1.44            18,964
  2004...............       $1.13          $1.26            14,902
  2003...............       $1.00(b)       $1.13            23,813
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.87          $2.37           348,360
  2005...............       $1.71          $1.87           288,873
  2004...............       $1.42          $1.71           388,470
  2003...............       $1.00(f)       $1.42           115,030
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.89          $2.08            18,669
  2005...............       $1.59          $1.89            18,771
  2004...............       $1.47          $1.59            67,996
  2003...............       $1.00(g)       $1.47            21,043



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R MID CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.20          $1.28               983
  2005...............       $1.00(o)       $1.20             1,040
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2006...............       $1.44          $1.53            39,185
  2005...............       $1.25          $1.44            41,282
  2004...............       $  --          $1.25            64,614
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.34          $1.38            63,855
  2005...............       $1.21          $1.34            54,636
  2004...............       $1.08          $1.21            21,318
  2003...............       $1.00(h)       $1.08             3,745
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.70          $1.95           288,855
  2005...............       $1.66          $1.70           266,675
  2004...............       $1.47          $1.66           203,863
  2003...............       $1.00(i)       $1.47           204,082
W&R VALUE SUB-ACCOUNT:
  2006...............       $1.27          $1.46               971
  2005...............       $1.24          $1.27             3,461
  2004...............       $  --          $1.24             2,019

1.85% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.05          $1.07         2,046,102
  2005...............       $1.04          $1.05         1,789,083
  2004...............       $1.01          $1.04           578,859
  2003...............       $1.00(a)       $1.01            23,698
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2006...............       $0.93          $0.95           255,707
  2005...............       $1.00(o)       $0.93           168,466

1.85% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.63          $1.75           632,817
  2005...............       $1.48          $1.63           542,977
  2004...............       $1.30          $1.48           106,863
  2003...............       $1.00(a)       $1.30             5,279
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2006...............       $1.34          $1.52           115,943
  2005...............       $1.31          $1.34           106,231
  2004...............       $  --          $1.31           189,529
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $0.99          $1.01           434,075
  2005...............       $0.98          $0.99           505,212
  2004...............       $0.99          $0.98            59,451
  2003...............       $1.00(a)       $0.99             2,246
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $1.04          $1.08           522,887
  2005...............       $1.03          $1.04           455,705
  2004...............       $1.01          $1.03           245,844
  2003...............       $1.00(a)       $1.01             9,703
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $1.90          $2.44           528,742
  2005...............       $1.74          $1.90           414,996
  2004...............       $1.31          $1.74           195,849
  2003...............       $1.00(a)       $1.31             5,483
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2006...............       $  --          $1.32             2,492
  2005...............       $1.18          $  --                --
  2004...............       $  --          $1.18            79,639
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2006...............       $1.40          $1.50            97,351
  2005...............       $  --          $1.40            14,225



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
AIM V.I. CORE EQUITY SUB-ACCOUNT(q):
  2006...............       $1.26          $1.42            25,843
  2005...............       $  --          $1.26             5,306
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2006...............       $1.40          $1.60            53,792
  2005...............       $1.36          $1.40            33,784
  2004...............       $  --          $1.36            72,410
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.28          $1.21         1,631,965
  2005...............       $1.27          $1.28         1,483,769
  2004...............       $1.18          $1.27           351,971
  2003...............       $1.00(a)       $1.18            28,002
AMERICAN CENTURY VALUE VP SUB-ACCOUNT:
  2006...............       $1.43          $1.66           664,985
  2005...............       $1.39          $1.43           546,577
  2004...............       $1.24          $1.39            31,270
  2003...............       $1.00(a)       $1.24             8,115
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.60          $1.75           371,389
  2005...............       $1.40          $1.60           224,741
  2004...............       $  --          $1.40           179,347
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.42          $1.67         1,671,970
  2005...............       $1.37          $1.42         1,626,120
  2004...............       $1.26          $1.37           423,208
  2003...............       $1.00(a)       $1.26            24,229
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $1.97          $2.17           302,393
  2005...............       $1.70          $1.97           240,495
  2004...............       $1.39          $1.70            98,497
  2003...............       $1.00(a)       $1.39             1,642

1.85% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2006...............       $1.26          $1.37            82,963
  2005...............       $1.27          $1.26            82,657
  2004...............       $  --          $1.27            33,559
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2006...............       $1.48          $1.58            67,784
  2005...............       $1.44          $1.48            42,882
  2004...............       $1.31          $1.44            54,549
  2003...............       $1.00(a)       $1.31             3,085
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2006...............       $1.43          $1.67           187,316
  2005...............       $1.32          $1.43           182,080
  2004...............       $1.20          $1.32            28,953
  2003...............       $1.00(a)       $1.20             3,642
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $2.21          $2.78           318,390
  2005...............       $1.77          $2.21           285,145
  2004...............       $1.44          $1.77            21,915
  2003...............       $1.00(a)       $1.44             4,173
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2006...............       $1.22          $1.33            49,297
  2005...............       $1.16          $1.22            27,539
  2004...............       $  --          $1.16             4,819
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2006...............       $1.49          $1.59           123,077
  2005...............       $  --          $1.49           109,896
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $2.04          $2.94           487,124
  2005...............       $1.57          $2.04           462,116
  2004...............       $1.35          $1.57            13,345
  2003...............       $1.00(a)       $1.35             1,463



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2006...............       $1.25          $1.32            44,969
  2005...............       $1.22          $1.25            40,791
  2004...............       $1.14          $1.22             2,114
  2003...............       $1.00(a)       $1.14             6,080
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2006...............       $1.44          $1.45            29,246
  2005...............       $  --          $1.44            34,964
  2004...............       $1.27          $  --                --
  2003...............       $1.00(a)       $1.27             8,530
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.37          $1.51           305,179
  2005...............       $1.32          $1.37           300,589
  2004...............       $1.27          $1.32           100,007
  2003...............       $1.00(a)       $1.27            13,703
MFS VALUE SERIES SUB-ACCOUNT:
  2006...............       $1.44          $1.70           124,587
  2005...............       $1.37          $1.44           114,526
  2004...............       $1.22          $1.37            11,479
  2003...............       $1.00(a)       $1.22             8,413
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2006...............       $1.32          $1.40            48,955
  2005...............       $1.28          $1.32            85,286
  2004...............       $  --          $1.28            28,078
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.18          $1.26           474,142
  2005...............       $1.18          $1.18           399,019
  2004...............       $1.10          $1.18           100,580
  2003...............       $1.00(a)       $1.10             2,932
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2006...............       $1.91          $2.42           117,067
  2005...............       $1.69          $1.91           113,377
  2004...............       $1.47          $1.69            10,360
  2003...............       $1.00(a)       $1.47             4,310

1.85% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.34          $  --                --
  2004...............       $  --          $1.34            19,578
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $1.59          $1.99            81,912
  2005...............       $1.44          $1.59            84,259
  2004...............       $1.26          $1.44           110,744
  2003...............       $1.00(a)       $1.26             7,300
PUTNAM NEW VALUE SUB-ACCOUNT:
  2006...............       $1.51          $1.73            76,312
  2005...............       $1.46          $1.51            61,707
  2004...............       $  --          $1.46            23,398
PUTNAM VOYAGER SUB-ACCOUNT:
  2006...............       $1.25          $1.30             5,023
  2005...............       $1.21          $1.25             4,594
  2004...............       $  --          $1.21             2,093
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2006...............       $1.47          $1.68           217,729
  2005...............       $1.44          $1.47           201,177
  2004...............       $1.25          $1.44            30,368
  2003...............       $1.00(a)       $1.25             4,564
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.49          $1.70            56,672
  2005...............       $1.39          $1.49            42,281
  2004...............       $  --          $1.39             7,852
VAN KAMPEN STRATEGIC GROWTH SUB-ACCOUNT(r):
  2006...............       $1.31          $  --                --
  2005...............       $  --          $1.31            11,254
W&R ASSET STRATEGY SUB-ACCOUNT:
  2006...............       $1.43          $1.69           207,679
  2005...............       $1.17          $1.43            44,532
  2004...............       $  --          $1.17             4,960



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R BALANCED SUB-ACCOUNT:
  2006...............       $1.17          $1.28            29,839
  2005...............       $1.14          $1.17            13,257
  2004...............       $  --          $1.14           139,394
W&R CORE EQUITY SUB-ACCOUNT:
  2006...............       $1.25          $1.43            61,069
  2005...............       $  --          $1.25            43,844
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2006...............       $1.24          $1.53           152,432
  2005...............       $1.00(o)       $1.24           103,222
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.18          $1.21           577,949
  2005...............       $1.08          $1.18           365,712
  2004...............       $  --          $1.08            89,533
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2006...............       $1.44          $1.71            86,626
  2005...............       $1.26          $1.44            92,578
  2004...............       $1.13          $1.26            92,921
  2003...............       $1.00(b)       $1.13             5,409
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.86          $2.37         1,054,098
  2005...............       $1.71          $1.86           996,058
  2004...............       $1.42          $1.71           184,398
  2003...............       $1.00(f)       $1.42            13,582
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.89          $2.08           109,882
  2005...............       $1.59          $1.89           107,537
  2004...............       $  --          $1.59             6,572
W&R MID CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.20          $1.28            47,726
  2005...............       $1.00(o)       $1.20            23,053

1.85% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2006...............       $1.44          $1.53           177,520
  2005...............       $1.25          $1.44           128,505
  2004...............       $1.10          $1.25            10,091
  2003...............       $1.00(b)       $1.10             1,722
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.34          $1.38           160,716
  2005...............       $1.21          $1.34           142,979
  2004...............       $1.08          $1.21            61,690
  2003...............       $1.00(h)       $1.08             1,483
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.69          $1.94           595,226
  2005...............       $1.65          $1.69           584,076
  2004...............       $  --          $1.65            46,336
W&R VALUE SUB-ACCOUNT:
  2006...............       $1.27          $1.45            64,570
  2005...............       $1.23          $1.27            32,247
  2004...............       $  --          $1.23            43,191

1.90% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.04          $1.07           956,748
  2005...............       $1.05          $1.04           839,320
  2004...............       $1.01          $1.05           210,026
  2003...............       $1.00(a)       $1.01           376,561
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2006...............       $0.93          $0.94           121,278
  2005...............       $1.00(o)       $0.93            22,964



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.62          $1.75           197,988
  2005...............       $1.22          $1.62           183,859
  2004...............       $1.30          $1.22            57,742
  2003...............       $1.00(a)       $1.30            63,653
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2006...............       $1.34          $1.52           172,076
  2005...............       $1.16          $1.34           215,687
  2004...............       $1.21          $1.16            16,286
  2003...............       $1.00(a)       $1.21            62,372
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $0.98          $1.01           135,195
  2005...............       $0.99          $0.98            52,306
  2004...............       $0.99          $0.99            72,925
  2003...............       $1.00(a)       $0.99            52,653
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $1.04          $1.08           305,243
  2005...............       $1.04          $1.04           344,743
  2004...............       $1.00          $1.04            19,615
  2003...............       $1.00(a)       $1.00            57,785
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $1.90          $2.43           231,901
  2005...............       $1.42          $1.90           257,870
  2004...............       $1.31          $1.42            29,146
  2003...............       $1.00(a)       $1.31            66,716
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2006...............       $1.21          $1.31            33,595
  2005...............       $  --          $1.21            39,974
  2004...............       $1.12          $  --                --
  2003...............       $1.00(a)       $1.12            86,064
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2006...............       $  --          $1.50            30,988

1.90% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2006...............       $1.39          $1.60            32,539
  2005...............       $  --          $1.39            71,549
  2004...............       $1.23          $  --                --
  2003...............       $1.00(a)       $1.23            61,943
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.28          $1.21           466,404
  2005...............       $1.12          $1.28           445,261
  2004...............       $1.17          $1.12           191,676
  2003...............       $1.00(a)       $1.17           287,840
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $1.43          $1.66           154,325
  2005...............       $  --          $1.43            69,287
  2004...............       $1.24          $  --                --
  2003...............       $1.00(a)       $1.24             2,104
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.60          $1.75           270,330
  2005...............       $  --          $1.60           270,910
  2004...............       $1.24          $  --                --
  2003...............       $1.00(a)       $1.24            45,456
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.42          $1.67           480,113
  2005...............       $1.19          $1.42           482,533
  2004...............       $1.25          $1.19           238,707
  2003...............       $1.00(a)       $1.25           380,065
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $1.97          $2.17           151,555
  2005...............       $  --          $1.97           143,613
  2004...............       $1.39          $  --                --
  2003...............       $1.00(a)       $1.39            49,020
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2006...............       $1.26          $1.37            34,340
  2005...............       $  --          $1.26            34,138
  2004...............       $1.20          $  --                --
  2003...............       $1.00(a)       $1.20            15,530



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2006...............       $1.48          $1.57            18,536
  2005...............       $  --          $1.48            23,893
  2004...............       $1.31          $  --                --
  2003...............       $1.00(a)       $1.31            25,921
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2006...............       $1.43          $1.66            93,333
  2005...............       $  --          $1.43            70,543
  2004...............       $1.19          $  --                --
  2003...............       $1.00(a)       $1.19            19,356
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $2.21          $2.77            49,897
  2005...............       $1.35          $2.21            34,237
  2004...............       $1.44          $1.35               192
  2003...............       $1.00(a)       $1.44            15,802
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2006...............       $1.22          $  --                --
  2005...............       $  --          $1.22             2,585
  2004...............       $1.09          $  --                --
  2003...............       $1.00(a)       $1.09             2,256
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2006...............       $1.49          $1.59             7,872
  2005...............       $  --          $1.49             8,456
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $2.04          $2.93            99,237
  2005...............       $  --          $2.04            63,043
  2004...............       $1.35             --                --
  2003...............       $1.00(a)        1.35             4,515
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $  --          $  --                --
  2004...............       $1.14          $  --                --
  2003...............       $1.00(a)       $1.14             2,219

1.90% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.36          $1.51            84,155
  2005...............       $1.07          $1.36            98,797
  2004...............       $1.27          $1.07            70,205
  2003...............       $1.00(a)       $1.27           101,609
MFS VALUE SERIES SUB-ACCOUNT:
  2006...............       $1.43          $1.70            12,419
  2005...............       $  --          $1.43            12,990
  2004...............       $1.22          $  --                --
  2003...............       $1.00(a)       $1.22            11,772
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2006...............       $1.32          $1.40            22,668
  2005...............       $  --          $1.32            26,724
  2004...............       $1.23          $  --                --
  2003...............       $1.00(a)       $1.23            25,715
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.18          $1.26           179,449
  2005...............       $1.11          $1.18           116,116
  2004...............       $1.10          $1.11            77,562
  2003...............       $1.00(a)       $1.10            73,462
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2006...............       $1.90          $  --                --
  2005...............       $  --          $1.90               979
  2004...............       $1.47          $  --                --
  2003...............       $1.00(a)       $1.47            12,267
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.38          $1.57            18,823
  2005...............       $  --          $1.38            19,349
  2004...............       $1.23          $  --                --
  2003...............       $1.00(a)       $1.23            10,809
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $1.59          $1.99            65,763
  2005...............       $1.23          $1.59            90,289
  2004...............       $1.26          $1.23            66,096
  2003...............       $1.00(a)       $1.26           124,721



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $  --          $  --                --
  2004...............       $1.29          $  --                --
  2003...............       $1.00(a)       $1.29            23,562
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $  --          $  --                --
  2004...............       $1.17          $  --                --
  2003...............       $1.00(a)       $1.17             2,108
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2006...............       $1.47          $1.67            53,416
  2005...............       $  --          $1.47            76,444
  2004...............       $1.25          $  --                --
  2003...............       $1.00(a)       $1.25            15,785
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.49          $1.70            14,290
  2005...............       $  --          $1.49            12,038
W&R ASSET STRATEGY SUB-ACCOUNT:
  2006...............       $1.43          $1.69           130,919
  2005...............       $1.18          $1.43           115,426
  2004...............       $  --          $1.18            36,165
W&R BALANCED SUB-ACCOUNT:
  2006...............       $1.17          $1.28           103,516
  2005...............       $1.13          $1.17           145,418
  2004...............       $1.06          $1.13            36,701
  2003...............       $1.00(c)       $1.06            67,338
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2006...............       $1.24          $1.53            63,183
  2005...............       $1.00(o)       $1.24            43,700

1.90% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.18          $1.21           192,984
  2005...............       $  --          $1.18           131,730
  2004...............       $1.06          $  --                --
  2003...............       $1.00(e)       $1.06            36,694
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2006...............       $1.44          $1.71            61,822
  2005...............       $  --          $1.44            74,300
  2004...............       $1.13          $  --                --
  2003...............       $1.00(b)       $1.13            54,490
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.86          $2.37           306,069
  2005...............       $1.32          $1.86           289,561
  2004...............       $1.42          $1.32            93,865
  2003...............       $1.00(f)       $1.42           132,095
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.88          $2.08             3,062
  2005...............       $  --          $1.88            13,479
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2006...............       $1.44          $1.52            39,586
  2005...............       $  --          $1.44            46,820
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.34          $1.38            73,853
  2005...............       $  --          $1.34            94,965
  2004...............       $1.08          $  --                --
  2003...............       $1.00(h)       $1.08            12,910
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.69          $1.94           116,068
  2005...............       $  --          $1.69           111,166
  2004...............       $1.47          $  --                --
  2003...............       $1.00(i)       $1.47             3,019



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R VALUE SUB-ACCOUNT:
  2006...............       $1.27          $1.45            19,129
  2005...............       $  --          $1.27            29,194
  2004...............       $1.10          $  --                --
  2003...............       $1.00(j)       $1.10            23,650

1.95% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.05          $1.08           479,804
  2005...............       $1.04          $1.05           964,165
  2004...............       $  --          $1.04           692,800
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2006...............       $  --          $0.94            52,110
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.33          $1.43            91,541
  2005...............       $1.21          $1.33           192,552
  2004...............       $1.07          $1.21           173,162
  2003...............       $1.00(a)       $1.07            15,672
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2006...............       $1.18          $1.33            32,510
  2005...............       $1.15          $1.18            35,204
  2004...............       $1.06          $1.15            48,517
  2003...............       $1.00(a)       $1.06            24,581
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $0.99          $1.01           152,688
  2005...............       $0.99          $0.99           272,140
  2004...............       $  --          $0.99           184,738
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $1.04          $1.08           235,791
  2005...............       $1.03          $1.04           205,963
  2004...............       $1.01          $1.03           130,711
  2003...............       $1.00(a)       $1.01             7,889

1.95% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $1.54          $1.98           170,059
  2005...............       $1.42          $1.54           233,007
  2004...............       $1.07          $1.42           204,146
  2003...............       $1.00(a)       $1.07            28,922
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2006...............       $1.13          $1.22             3,534
  2005...............       $1.09          $1.13             7,121
  2004...............       $1.04          $1.09             7,175
  2003...............       $1.00(a)       $1.04             7,229
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2006...............       $  --          $1.27               914
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2006...............       $1.21          $1.39            12,498
  2005...............       $1.18          $1.21            29,132
  2004...............       $1.07          $1.18            29,035
  2003...............       $1.00(a)       $1.07            22,191
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.12          $1.06           226,185
  2005...............       $1.12          $1.12           656,202
  2004...............       $  --          $1.12           809,658
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $1.25          $1.45           116,398
  2005...............       $1.22          $1.25            83,767
  2004...............       $  --          $1.22             9,194
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.36          $1.49           184,754
  2005...............       $1.19          $1.36           152,380
  2004...............       $1.05          $1.19            91,023
  2003...............       $1.00(a)       $1.05            40,022



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.23          $1.44           409,830
  2005...............       $1.18          $1.23           939,015
  2004...............       $1.09          $1.18           757,731
  2003...............       $1.00(a)       $1.09            46,011
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $1.55          $1.71            94,011
  2005...............       $1.34          $1.55            97,577
  2004...............       $1.10          $1.34            73,403
  2003...............       $1.00(a)       $1.10            21,797
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2006...............       $1.11          $1.20            46,154
  2005...............       $1.12          $1.11            44,595
  2004...............       $  --          $1.12             1,269
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2006...............       $1.19          $1.26            20,358
  2005...............       $1.15          $1.19            14,649
  2004...............       $  --          $1.15            14,344
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2006...............       $1.29          $1.50           142,188
  2005...............       $1.19          $1.29           139,821
  2004...............       $1.08          $1.19            72,126
  2003...............       $1.00(a)       $1.08            44,180
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $1.68          $2.11            48,683
  2005...............       $1.34          $1.68            28,609
  2004...............       $  --          $1.34            12,951
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2006...............       $1.16          $1.26             7,806
  2005...............       $  --          $1.16             7,931

1.95% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2006...............       $1.33          $  --                --
  2005...............       $  --          $1.33            11,138
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $1.58          $2.28            69,344
  2005...............       $1.22          $1.58            49,707
  2004...............       $  --          $1.22            34,146
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.09          $1.21            36,806
  2005...............       $1.06          $1.09           202,270
  2004...............       $  --          $1.06           211,001
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2006...............       $1.14          $1.20            34,135
  2005...............       $1.11          $1.14            32,087
  2004...............       $  --          $1.11            30,763
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.10          $1.18           156,254
  2005...............       $1.10          $1.10           356,237
  2004...............       $1.03          $1.10           300,420
  2003...............       $1.00(a)       $1.03             8,437
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2006...............       $1.39          $1.76             7,256
  2005...............       $1.23          $1.39            32,289
  2004...............       $  --          $1.23            20,680
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $1.35          $1.69           113,259
  2005...............       $1.23          $1.35           142,163
  2004...............       $  --          $1.23           159,988
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  2006...............       $1.21          $1.28             3,401
  2005...............       $1.12          $1.21             3,595
  2004...............       $  --          $1.12             3,918



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2006...............       $1.28          $  --                --
  2005...............       $  --          $1.28            10,458
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2006...............       $1.26          $1.44             7,666
  2005...............       $  --          $1.26             7,759
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.30          $1.48             6,588
  2005...............       $  --          $1.30             6,693
W&R ASSET STRATEGY SUB-ACCOUNT:
  2006...............       $1.43          $1.68            91,332
  2005...............       $1.17          $1.43            61,200
  2004...............       $1.05          $1.17            56,253
  2003...............       $1.00(b)       $1.05            13,617
W&R BALANCED SUB-ACCOUNT:
  2006...............       $1.16          $1.26            60,733
  2005...............       $1.12          $1.16            58,555
  2004...............       $1.05          $1.12            54,404
  2003...............       $1.00(c)       $1.05            52,374
W&R CORE EQUITY SUB-ACCOUNT:
  2006...............       $  --          $1.42            14,161
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2006...............       $1.24          $1.53            18,471
  2005...............       $1.00(o)       $1.24             8,006
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.16          $1.19           149,986
  2005...............       $1.06          $1.16            90,696
  2004...............       $  --          $1.06            79,232

1.95% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.43          $1.81           221,691
  2005...............       $1.31          $1.43           421,148
  2004...............       $1.09          $1.31           368,063
  2003...............       $1.00(f)       $1.09            31,773
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.35          $1.49             2,090
  2005...............       $  --          $1.35             1,959
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2006...............       $1.40          $1.48            69,269
  2005...............       $1.22          $1.40            25,919
  2004...............       $  --          $1.22            28,270
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.31          $1.35            15,656
  2005...............       $1.19          $1.31            16,341
  2004...............       $  --          $1.19            11,276
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.28          $1.47            91,414
  2005...............       $1.25          $1.28            94,270
  2004...............       $1.11          $1.25            61,084
  2003...............       $1.00(i)       $1.11            19,313
W&R VALUE SUB-ACCOUNT:
  2006...............       $1.24          $1.42            14,695
  2005...............       $1.21          $1.24            14,263
  2004...............       $1.08          $1.21            13,750
  2003...............       $1.00(j)       $1.08            21,110

2.00% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.05          $1.07           267,099
  2005...............       $1.04          $1.05           199,526
  2004...............       $  --          $1.04            40,891



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2006...............       $  --          $0.94             9,720
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.33          $1.43           103,606
  2005...............       $1.21          $1.33            77,889
  2004...............       $  --          $1.21            16,634
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $0.99          $1.01            26,666
  2005...............       $0.98          $0.99            20,590
  2004...............       $  --          $0.98             6,553
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $1.04          $1.08            39,371
  2005...............       $1.03          $1.04            34,036
  2004...............       $  --          $1.03            11,616
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $1.54          $1.97            50,693
  2005...............       $1.42          $1.54            39,811
  2004...............       $  --          $1.42            15,104
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2006...............       $  --          $1.27             4,908
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.11          $1.06           219,107
  2005...............       $1.12          $1.11           163,451
  2004...............       $  --          $1.12            52,734
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $1.25          $1.45            98,098
  2005...............       $  --          $1.25            65,891

2.00% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.36          $1.49             9,676
  2005...............       $1.19          $1.36             9,499
  2004...............       $  --          $1.19             3,440
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.22          $1.44           198,010
  2005...............       $1.18          $1.22           165,745
  2004...............       $  --          $1.18            71,115
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $1.55          $1.71             6,164
  2005...............       $1.34          $1.55             6,397
  2004...............       $  --          $1.34             6,791
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2006...............       $1.10          $1.20             7,317
  2005...............       $  --          $1.10             7,375
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2006...............       $1.19          $1.26             8,950
  2005...............       $1.15          $1.19             8,739
  2004...............       $  --          $1.15             8,728
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2006...............       $1.29          $1.50            14,235
  2005...............       $1.19          $1.29            14,349
  2004...............       $  --          $1.19             3,944
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $1.68          $2.11            45,866
  2005...............       $1.34          $1.68            35,979
  2004...............       $  --          $1.34             3,789
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2006...............       $1.16          $1.26             4,573
  2005...............       $1.10          $1.16             4,262
  2004...............       $  --          $1.10             4,136



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2006...............       $1.33          $1.42             3,968
  2005...............       $1.21          $1.33             3,642
  2004...............       $  --          $1.21             3,887
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $1.58          $2.27            72,569
  2005...............       $1.22          $1.58            62,951
  2004...............       $  --          $1.22            14,227
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.09          $1.21             5,429
  2005...............       $1.06          $1.09             5,449
  2004...............       $  --          $1.06             3,207
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2006...............       $1.14          $1.20             6,498
  2005...............       $1.11          $1.14             6,351
  2004...............       $  --          $1.11             6,249
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.10          $1.18            48,279
  2005...............       $1.10          $1.10            38,217
  2004...............       $  --          $1.10            15,563
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $1.35          $1.69             6,523
  2005...............       $1.23          $1.35             6,904
  2004...............       $  --          $1.23             7,254
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2006...............       $1.26          $1.44             7,996
  2005...............       $1.24          $1.26             7,706
  2004...............       $  --          $1.24             7,745
W&R ASSET STRATEGY SUB-ACCOUNT:
  2006...............       $1.43          $1.68            16,941
  2005...............       $  --          $1.43            10,775
  2004...............       $  --          $  --                --

2.00% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R BALANCED SUB-ACCOUNT:
  2006...............       $1.15          $1.26             5,339
  2005...............       $1.12          $1.15             5,182
  2004...............       $  --          $1.12             4,599
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2006...............       $1.24          $1.53            53,060
  2005...............       $1.00(o)       $1.24            10,075
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.16          $1.19           175,299
  2005...............       $1.06          $1.16           122,733
  2004...............       $  --          $1.06             9,713
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.43          $1.81           122,200
  2005...............       $1.31          $1.43           100,169
  2004...............       $  --          $1.31            28,638
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2006...............       $1.40          $1.48            10,695
  2005...............       $1.22          $1.40             3,635
  2004...............       $  --          $1.22             3,881
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.31          $1.35            16,431
  2005...............       $  --          $1.31            10,288
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.28          $1.46            57,065
  2005...............       $1.25          $1.28            46,267
  2004...............       $  --          $1.25            14,613

2.05% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.05          $1.07         1,849,405
  2005...............       $1.04          $1.05         1,408,549
  2004...............       $1.01          $1.04           769,904
  2003...............       $1.00(a)       $1.01            45,604
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2006...............       $0.92          $0.94            50,920
  2005...............       $1.00(o)       $0.92             3,347
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.33          $1.43           379,134
  2005...............       $1.21          $1.33           367,971
  2004...............       $1.07          $1.21           172,585
  2003...............       $1.00(a)       $1.07            10,673
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2006...............       $1.18          $1.33            47,746
  2005...............       $1.15          $1.18            18,141
  2004...............       $  --          $1.15           129,989
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $0.99          $1.01           210,308
  2005...............       $0.98          $0.99           238,902
  2004...............       $1.00          $0.98           107,512
  2003...............       $1.00(a)       $1.00             4,376
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $1.04          $1.08           225,751
  2005...............       $1.03          $1.04           175,992
  2004...............       $1.01          $1.03           109,194
  2003...............       $1.00(a)       $1.01             2,891
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $1.54          $1.97           316,069
  2005...............       $1.41          $1.54           448,716
  2004...............       $1.07          $1.41           544,533
  2003...............       $1.00(a)       $1.07             7,382

2.05% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2006...............       $1.19          $1.27            66,104
  2005...............       $  --          $1.19            29,842
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2006...............       $1.12          $  --                --
  2005...............       $1.09          $1.12            17,954
  2004...............       $  --          $1.09             9,222
AIM V.I. CORE EQUITY SUB-ACCOUNT(q):
  2006...............       $  --          $1.26             1,965
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2006...............       $1.21          $1.38            30,336
  2005...............       $1.18          $1.21            24,789
  2004...............       $  --          $1.18           129,886
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.11          $1.05         1,161,377
  2005...............       $1.11          $1.11         1,108,547
  2004...............       $1.03          $1.11           738,041
  2003...............       $1.00(a)       $1.03            35,118
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $1.25          $1.45           250,116
  2005...............       $1.22          $1.25           207,183
  2004...............       $  --          $1.22            87,605
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.36          $1.48           248,023
  2005...............       $1.19          $1.36           336,873
  2004...............       $1.05          $1.19           204,521
  2003...............       $1.00(a)       $1.05             3,658
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.22          $1.44         1,167,526
  2005...............       $1.18          $1.22         1,174,106
  2004...............       $1.08          $1.18           702,107
  2003...............       $1.00(a)       $1.08            47,006



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $1.55          $1.71           218,887
  2005...............       $1.34          $1.55           115,720
  2004...............       $1.10          $1.34           145,727
  2003...............       $1.00(a)       $1.10             2,251
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2006...............       $1.10          $1.20            35,919
  2005...............       $1.11          $1.10            35,317
  2004...............       $1.05          $1.11            30,713
  2003...............       $1.00(a)       $1.05            15,959
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2006...............       $1.18          $1.26             7,372
  2005...............       $1.15          $1.18             7,644
  2004...............       $1.06          $1.15             6,047
  2003...............       $1.00(a)       $1.06             7,359
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2006...............       $1.29          $1.49           103,441
  2005...............       $1.19          $1.29           115,717
  2004...............       $  --          $1.19            77,514
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $1.68          $2.10           192,042
  2005...............       $1.34          $1.68           106,702
  2004...............       $1.10          $1.34            46,516
  2003...............       $1.00(a)       $1.10             2,975
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2006...............       $1.16          $1.26           135,082
  2005...............       $1.10          $1.16            51,176
  2004...............       $  --          $1.10            28,229
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2006...............       $1.33          $1.42            36,506
  2005...............       $1.20          $1.33            76,330
  2004...............       $  --          $1.20           168,018

2.05% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $1.58          $2.27           325,901
  2005...............       $1.22          $1.58           212,343
  2004...............       $  --          $1.22            87,965
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2006...............       $  --          $1.18             7,468
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.09          $1.21           183,009
  2005...............       $1.06          $1.09           183,862
  2004...............       $1.02          $1.06           159,697
  2003...............       $1.00(a)       $1.02            15,693
MFS VALUE SERIES SUB-ACCOUNT:
  2006...............       $  --          $1.51             1,683
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2006...............       $1.14          $  --                --
  2005...............       $1.11          $1.14            14,059
  2004...............       $  --          $1.11            13,206
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.10          $1.18           330,568
  2005...............       $1.10          $1.10           333,082
  2004...............       $1.03          $1.10           185,643
  2003...............       $1.00(a)       $1.03             5,481
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2006...............       $1.38          $1.75           142,131
  2005...............       $1.23          $1.38           122,898
  2004...............       $  --          $1.23             2,374
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.21          $1.37             6,695
  2005...............       $1.17          $1.21             6,286
  2004...............       $  --          $1.17             6,490



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $1.35          $1.68           126,571
  2005...............       $1.22          $1.35           122,401
  2004...............       $1.08          $1.22           126,829
  2003...............       $1.00(a)       $1.08            16,110
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  2006...............       $1.20          $1.28            20,548
  2005...............       $1.12          $1.20            16,931
  2004...............       $  --          $1.12            14,737
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2006...............       $1.28          $1.45            18,778
  2005...............       $  --          $1.28            11,496
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2006...............       $1.26          $1.43           210,883
  2005...............       $1.24          $1.26           255,431
  2004...............       $  --          $1.24           173,898
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2006...............       $1.30          $1.48            23,991
  2005...............       $  --          $1.30            23,818
VAN KAMPEN STRATEGIC GROWTH SUB-ACCOUNT(r):
  2006...............       $1.12          $  --                --
  2005...............       $  --          $1.12             3,851
W&R ASSET STRATEGY SUB-ACCOUNT:
  2006...............       $1.42          $1.68           293,099
  2005...............       $1.17          $1.42           108,428
  2004...............       $  --          $1.17            34,277
W&R BALANCED SUB-ACCOUNT:
  2006...............       $1.15          $1.26            50,653
  2005...............       $1.12          $1.15            46,014
  2004...............       $1.05          $1.12            32,851
  2003...............       $1.00(c)       $1.05            26,403

2.05% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R CORE EQUITY SUB-ACCOUNT:
  2006...............       $1.24          $1.42             8,195
  2005...............       $  --          $1.24             6,283
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2006...............       $1.24          $1.53           222,258
  2005...............       $1.00(o)       $1.24            39,536
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.15          $1.19           264,555
  2005...............       $1.06          $1.15           163,247
  2004...............       $  --          $1.06            16,862
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2006...............       $1.37          $1.62            18,500
  2005...............       $1.20          $1.37            38,727
  2004...............       $1.07          $1.20            26,034
  2003...............       $1.00(b)       $1.07             8,430
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.42          $1.81           670,404
  2005...............       $1.31          $1.42           705,807
  2004...............       $1.09          $1.31           341,781
  2003...............       $1.00(f)       $1.09            18,812
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2006...............       $  --          $1.48             1,125
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2006...............       $1.40          $1.48             6,406
  2005...............       $1.22          $1.40             8,413
  2004...............       $  --          $1.22             3,413
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.31          $1.35            67,035
  2005...............       $1.19          $1.31           156,316
  2004...............       $  --          $1.19            30,341



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.28          $1.46           282,872
  2005...............       $1.25          $1.28           299,668
  2004...............       $1.11          $1.25           146,156
  2003...............       $1.00(i)       $1.11             2,151
W&R VALUE SUB-ACCOUNT:
  2006...............       $1.24          $1.42            61,021
  2005...............       $1.21          $1.24           107,034
  2004...............       $  --          $1.21            31,341

2.10% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.04          $1.07            57,300
  2005...............       $  --          $1.04            44,143
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2006...............       $0.92          $0.94             4,151
  2005...............       $1.00(o)       $0.92             3,810
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.33          $1.43            17,871
  2005...............       $  --          $1.33            13,817
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $0.99          $1.01             9,715
  2005...............       $  --          $0.99             6,711
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $1.04          $1.07             1,753
  2005...............       $  --          $1.04             1,643

2.10% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $1.54          $1.97             6,703
  2005...............       $  --          $1.54             6,022
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.11          $1.05            33,994
  2005...............       $  --          $1.11            23,550
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $1.25          $1.45            22,385
  2005...............       $  --          $1.25            18,270
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.36          $1.48             2,183
  2005...............       $  --          $1.36             2,161
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.22          $1.43            24,493
  2005...............       $  --          $1.22            19,741
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $1.55          $1.70               907
  2005...............       $  --          $1.55               909
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $1.67          $2.10             8,182
  2005...............       $  --          $1.67             6,818
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2006...............       $1.33          $1.42             1,238
  2005...............       $  --          $1.33             1,201
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $1.58          $2.26             8,991
  2005...............       $  --          $1.58             8,925



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.10          $1.18            15,182
  2005...............       $  --          $1.10            10,690
OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2006...............       $1.38          $1.75               839
  2005...............       $  --          $1.38               966
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2006...............       $1.26          $1.43             2,820
  2005...............       $  --          $1.26             2,904
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.15          $1.19            34,247
  2005...............       $  --          $1.15            24,961
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.42          $1.81            21,154
  2005...............       $  --          $1.42            17,471
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.31          $1.35             1,832
  2005...............       $  --          $1.31             1,663
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.28          $1.46            11,030
  2005...............       $  --          $1.28             8,785

2.15% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.04          $1.07           226,520
  2005...............       $1.04          $1.04           184,444
  2004...............       $  --          $1.04           180,120

2.15% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2006...............       $  --          $0.94            13,759
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.32          $1.42            60,624
  2005...............       $1.21          $1.32            48,391
  2004...............       $  --          $1.21            47,956
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $0.99          $1.01            54,856
  2005...............       $0.98          $0.99            56,151
  2004...............       $  --          $0.98            61,610
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $1.04          $1.07            63,089
  2005...............       $1.03          $1.04            63,689
  2004...............       $  --          $1.03            28,654
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $1.54          $1.96            32,344
  2005...............       $1.41          $1.54            29,399
  2004...............       $  --          $1.41            30,224
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2006...............       $  --          $1.27            13,242
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.11          $1.05           191,082
  2005...............       $1.11          $1.11           164,701
  2004...............       $  --          $1.11           164,231
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $1.25          $1.44            50,678
  2005...............       $  --          $1.25            18,895



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.36          $1.48            59,196
  2005...............       $  --          $1.36            59,899
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.22          $1.43           205,551
  2005...............       $1.18          $1.22           193,648
  2004...............       $  --          $1.18           198,209
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $1.55          $1.70            15,334
  2005...............       $1.34          $1.55            15,619
  2004...............       $  --          $1.34            14,081
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2006...............       $1.28          $1.49            28,096
  2005...............       $  --          $1.28            28,363
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $1.67          $2.10            20,753
  2005...............       $  --          $1.67            13,755
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $1.58          $2.26            26,772
  2005...............       $1.22          $1.58            13,027
  2004...............       $  --          $1.22             9,585
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2006...............       $1.18          $1.18             4,459
  2005...............       $1.17          $1.18             4,501
  2004...............       $  --          $1.17             4,544
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.09          $1.20            36,690
  2005...............       $1.06          $1.09            39,524
  2004...............       $  --          $1.06            42,366

2.15% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2006...............       $1.14          $1.20            19,695
  2005...............       $1.11          $1.14            19,882
  2004...............       $  --          $1.11            20,071
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.10          $1.17            76,597
  2005...............       $1.10          $1.10            76,341
  2004...............       $  --          $1.10            73,250
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2006...............       $1.38          $1.75            14,762
  2005...............       $1.23          $1.38            15,010
  2004...............       $  --          $1.23            13,406
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $1.34          $1.68            28,689
  2005...............       $1.22          $1.34            34,398
  2004...............       $  --          $1.22            38,942
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2006...............       $1.26          $1.43             3,159
  2005...............       $  --          $1.26             2,938
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.15          $1.18            47,894
  2005...............       $  --          $1.15             7,206
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.42          $1.80            90,901
  2005...............       $1.31          $1.42            81,727
  2004...............       $  --          $1.31            78,775
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.31          $1.35            14,758
  2005...............       $1.18          $1.31             9,678
  2004...............       $  --          $1.18             8,486



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.27          $1.46            21,013
  2005...............       $1.25          $1.27            15,425
  2004...............       $  --          $1.25            13,437
W&R VALUE SUB-ACCOUNT:
  2006...............       $1.23          $1.41            28,876
  2005...............       $1.21          $1.23            29,151
  2004...............       $  --          $1.21            29,428

2.20% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.04          $1.07           373,065
  2005...............       $1.04          $1.04           355,560
  2004...............       $1.01          $1.04           115,595
  2003...............       $1.00(a)       $1.01            22,940
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2006...............       $0.92          $0.94            13,477
  2005...............       $1.00(o)       $0.92            17,883
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.32          $1.42            92,327
  2005...............       $1.21          $1.32            95,240
  2004...............       $1.07          $1.21            32,715
  2003...............       $1.00(a)       $1.07             8,579
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2006...............       $1.17          $1.32            75,590
  2005...............       $  --          $1.17             8,762
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $0.98          $1.01           105,430
  2005...............       $0.98          $ .98            99,714
  2004...............       $1.00          $ .98            50,944
  2003...............       $1.00(a)       $1.00            30,859

2.20% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $1.04          $1.07           212,657
  2005...............       $1.03          $1.04           648,225
  2004...............       $1.01          $1.03            87,102
  2003...............       $1.00(a)       $1.01            34,924
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $1.53          $1.96            75,939
  2005...............       $1.41          $1.53            72,999
  2004...............       $1.07          $1.41            28,603
  2003...............       $1.00(a)       $1.07             2,399
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2006...............       $1.12          $1.21            14,414
  2005...............       $  --          $1.12            14,540
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.11          $1.05           305,327
  2005...............       $1.11          $1.11           282,010
  2004...............       $1.03          $1.11           129,057
  2003...............       $1.00(a)       $1.03            30,745
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $1.24          $1.44            47,673
  2005...............       $  --          $1.24            37,432
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.35          $1.48            74,538
  2005...............       $1.19          $1.35            72,635
  2004...............       $  --          $1.19            10,913
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.22          $1.43           299,225
  2005...............       $1.18          $1.22           310,671
  2004...............       $1.08          $1.18           151,168
  2003...............       $1.00(a)       $1.08            50,879



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $1.54          $1.70            50,649
  2005...............       $1.34          $1.54            49,314
  2004...............       $  --          $1.34            14,107
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2006...............       $1.18          $1.25             8,312
  2005...............       $1.15          $1.18             8,037
  2004...............       $1.06          $1.15             4,033
  2003...............       $1.00(a)       $1.06             4,074
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $1.67          $2.09            31,979
  2005...............       $1.34          $1.67            32,295
  2004...............       $1.10          $1.34             5,341
  2003...............       $1.00(a)       $1.10               554
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2006...............       $1.32          $1.41            43,407
  2005...............       $  --          $1.32            41,790
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $1.57          $2.26            62,324
  2005...............       $1.22          $1.57            67,165
  2004...............       $  --          $1.22            17,629
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2006...............       $  --          $1.17             7,380
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.09          $1.20            36,719
  2005...............       $1.06          $1.09            30,159
  2004...............       $1.02          $1.06            20,019
  2003...............       $1.00(a)       $1.02             9,192
MFS VALUE SERIES SUB-ACCOUNT:
  2006...............       $1.27          $1.50            12,708
  2005...............       $  --          $1.27            22,257

2.20% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2006...............       $1.13          $1.19            14,410
  2005...............       $1.11          $1.13            16,851
  2004...............       $1.06          $1.11             8,503
  2003...............       $1.00(a)       $1.06             8,588
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.10          $1.17           121,246
  2005...............       $1.10          $1.10           118,252
  2004...............       $1.03          $1.10            54,179
  2003...............       $1.00(a)       $1.03            15,817
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2006...............       $1.38          $1.74            11,611
  2005...............       $1.23          $1.38            14,955
  2004...............       $1.07          $1.23            10,406
  2003...............       $1.00(a)       $1.07             5,699
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $1.34          $1.68             6,940
  2005...............       $1.22          $1.34             9,284
  2004...............       $1.08          $1.22            12,173
  2003...............       $1.00(a)       $1.08             2,197
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2006...............       $1.28          $1.45             8,428
  2005...............       $  --          $1.28             5,110
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2006...............       $1.26          $1.43            37,240
  2005...............       $1.23          $1.26            37,521
  2004...............       $1.07          $1.23            31,824
  2003...............       $1.00(a)       $1.07             8,613
W&R ASSET STRATEGY SUB-ACCOUNT:
  2006...............       $1.42          $1.67            28,564
  2005...............       $1.17          $1.42            14,844
  2004...............       $  --          $1.17            34,277



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2006...............       $1.24          $1.52            23,188
  2005...............       $1.00(o)       $1.24            20,261
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.15          $1.18            54,794
  2005...............       $1.06          $1.15            65,020
  2004...............       $  --          $1.06             9,169
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2006...............       $1.37          $1.62             4,906
  2005...............       $  --          $1.37             4,956
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.42          $1.80           181,778
  2005...............       $1.31          $1.42           192,957
  2004...............       $1.09          $1.31            71,315
  2003...............       $1.00(f)       $1.09            25,355
W&R MID CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.20          $  --                --
  2005...............       $1.00(o)       $1.20             5,593
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2006...............       $1.39          $1.47            10,997
  2005...............       $  --          $1.39             7,125
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.31          $1.34            31,687
  2005...............       $1.18          $1.31            35,385
  2004...............       $  --          $1.18             4,924
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.27          $1.46           108,404
  2005...............       $1.25          $1.27           109,574
  2004...............       $1.11          $1.25            30,746
  2003...............       $1.00(i)       $1.11             3,728

2.20% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R VALUE SUB-ACCOUNT:
  2006...............       $1.23          $1.41            64,461
  2005...............       $  --           1.23            63,052

2.25% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.04          $1.07           201,699
  2005...............       $1.04          $1.04           162,951
  2004...............       $  --          $1.04           126,735
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.32          $1.42            48,750
  2005...............       $1.21          $1.32            52,143
  2004...............       $  --          $1.21            35,258
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $0.98          $1.00            22,187
  2005...............       $0.98          $0.98            54,028
  2004...............       $  --          $0.98            37,947
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $1.53          $1.96            20,457
  2005...............       $1.41          $1.53            23,040
  2004...............       $  --          $1.41            19,195
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.11          $1.05           163,848
  2005...............       $1.11          $1.11           156,475
  2004...............       $  --          $1.11           115,260
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $1.24          $1.44            22,947
  2005...............       $  --          $1.24            23,443



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.22          $1.43           160,518
  2005...............       $1.18          $1.22           170,981
  2004...............       $  --          $1.18           142,379
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $1.67          $2.09             8,302
  2005...............       $1.34          $1.67             8,619
  2004...............       $  --          $1.34             5,341
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $1.57          $2.25            23,209
  2005...............       $1.22          $1.57            33,807
  2004...............       $  --          $1.22            29,593
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.10          $1.17            71,070
  2005...............       $1.10          $1.10            69,633
  2004...............       $  --          $1.10            46,855
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.15          $1.18            39,610
  2005...............       $  --          $1.15            36,349
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.42          $1.80            75,501
  2005...............       $1.30          $1.42            85,684
  2004...............       $  --          $1.30            65,854
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.27          $1.45            46,660
  2005...............       $1.25          $1.27            50,865
  2004...............       $  --          $1.25            38,991

2.30% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.04          $1.06           131,935
  2005...............       $1.04          $1.04           116,908
  2004...............       $  --          $1.04            68,594
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2006...............       $  --          $0.94             3,699
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.32          $1.42            32,623
  2005...............       $1.21          $1.32            28,431
  2004...............       $  --          $1.21            19,315
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $0.98          $1.00            42,315
  2005...............       $0.98          $0.98            42,622
  2004...............       $  --          $0.98            22,728
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $1.04          $1.07             6,339
  2005...............       $1.03          $1.04             6,172
  2004...............       $  --          $1.03            17,236
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $1.53          $1.96            33,534
  2005...............       $1.41          $1.53            36,390
  2004...............       $1.07          $1.41            49,204
  2003...............       $1.00(a)       $1.07            19,782
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2006...............       $1.20          $  --                --
  2005...............       $1.18          $1.20            40,275
  2004...............       $1.07          $1.18            64,016
  2003...............       $1.00(a)       $1.07            23,656
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.11          $1.05           107,658
  2005...............       $1.11          $1.11            87,106
  2004...............       $  --          $1.11            61,288



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $1.24          $1.44            21,283
  2005...............       $1.21          $1.24            54,904
  2004...............       $  --          $1.21            43,282
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.35          $1.47            80,221
  2005...............       $1.18          $1.35            70,539
  2004...............       $  --          $1.18            63,867
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.22          $1.43           106,606
  2005...............       $1.18          $1.22           146,700
  2004...............       $1.08          $1.18           142,466
  2003...............       $1.00(a)       $1.08            23,526
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $1.54          $1.69            57,423
  2005...............       $1.34          $1.54            63,241
  2004...............       $  --          $1.34            59,733
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2006...............       $1.18          $  --                --
  2005...............       $1.15          $1.18             9,884
  2004...............       $  --          $1.15             9,436
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2006...............       $1.28          $1.48             2,309
  2005...............       $1.18          $1.28             2,360
  2004...............       $  --          $1.18                68
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $1.67          $2.09             8,953
  2005...............       $1.34          $1.67            10,622
  2004...............       $1.10          $1.34             9,961
  2003...............       $1.00(a)       $1.10             6,594

2.30% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $1.57          $2.25            17,933
  2005...............       $1.22          $1.57            22,930
  2004...............       $  --          $1.22            15,922
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.09          $1.20            10,431
  2005...............       $1.06          $1.09            10,103
  2004...............       $1.02          $1.06            24,538
  2003...............       $1.00(a)       $1.02            14,521
MFS VALUE SERIES SUB-ACCOUNT:
  2006...............       $1.27          $  --                --
  2005...............       $  --          $1.27             3,663
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2006...............       $1.13          $1.19             2,123
  2005...............       $1.10          $1.13             2,146
  2004...............       $  --          $1.10             2,070
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.09          $1.17            30,882
  2005...............       $1.10          $1.09            79,170
  2004...............       $  --          $1.10            56,494
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2006...............       $1.38          $  --                --
  2005...............       $1.22          $1.38             1,549
  2004...............       $1.07          $1.22             6,883
  2003...............       $1.00(a)       $1.07             6,741
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $1.34          $1.67             9,369
  2005...............       $1.22          $1.34            11,286
  2004...............       $1.07          $1.22            14,627
  2003...............       $1.00(a)       $1.07             7,725
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2006...............       $1.27          $1.44            10,900
  2005...............       $  --          $1.27            24,401



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.05          $  --                --
  2004...............       $  --          $1.05            15,634
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2006...............       $1.25          $1.42             1,944
  2005...............       $1.23          $1.25            24,255
  2004...............       $  --          $1.23            24,437
W&R ASSET STRATEGY SUB-ACCOUNT:
  2006...............       $1.42          $1.66            26,556
  2005...............       $  --          $1.42             7,040
W&R BALANCED SUB-ACCOUNT:
  2006...............       $1.15          $1.25             2,875
  2005...............       $1.12          $1.15             7,315
  2004...............       $  --          $1.12             4,538
W&R CORE EQUITY SUB-ACCOUNT:
  2006...............       $1.23          $  --                --
  2005...............       $  --          $1.23             8,290
W&R GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2006...............       $1.24          $1.52             2,562
  2005...............       $1.00(o)       $1.24             9,025
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.15          $1.18            30,278
  2005...............       $  --          $1.15            17,360
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.42          $1.79            46,162
  2005...............       $1.30          $1.42            50,459
  2004...............       $1.09          $1.30            44,627
  2003...............       $1.00(f)       $1.09            13,866

2.30% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.34          $1.47               741
  2005...............       $1.14          $1.34               749
  2004...............       $  --          $1.14               902
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2006...............       $1.39          $1.46               177
  2005...............       $1.21          $1.39               184
  2004...............       $  --          $1.21               192
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.30          $1.34             1,781
  2005...............       $1.18          $1.30             2,532
  2004...............       $1.06          $1.18            18,900
  2003...............       $1.00(h)       $1.06            17,403
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.27          $1.45            25,142
  2005...............       $1.25          $1.27            36,225
  2004...............       $1.11          $1.25            39,181
  2003...............       $1.00(i)       $1.11            13,625
W&R VALUE SUB-ACCOUNT:
  2006...............       $1.23          $  --                --
  2005...............       $1.21          $1.23            29,540
  2004...............       $  --          $1.21            25,760

2.35% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
BOND SUB-ACCOUNT:
  2006...............       $1.04          $1.06            18,270
  2005...............       $1.04          $1.04            18,047
  2004...............       $  --          $1.04             2,964
INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.32          $1.41             4,370
  2005...............       $1.21          $1.32             4,387
  2004...............       $  --          $1.21             2,318



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
MONEY MARKET SUB-ACCOUNT:
  2006...............       $0.98          $1.00            11,039
  2005...............       $  --          $0.98            11,101
AMERICAN CENTURY INCOME AND GROWTH SUB-ACCOUNT
  2006...............       $1.20          $1.37             2,420
  2005...............       $1.18          $1.20             2,448
  2004...............       $  --          $1.18             2,476
AMERICAN CENTURY ULTRA SUB-ACCOUNT
  2006...............       $1.11          $1.04             5,840
  2005...............       $  --          $1.11             5,178
AMERICAN CENTURY VALUE SUB-ACCOUNT
  2006...............       $1.24          $1.44             4,612
  2005...............       $  --          $1.24             4,628
FIDELITY VIP FUNDS: CONTRAFUND SUB-ACCOUNT
  2006...............       $1.35          $1.47             4,668
  2005...............       $1.18          $1.35             4,721
  2004...............       $  --          $1.18             4,776
FIDELITY VIP FUNDS: EQUITY INCOME SUB-ACCOUNT
  2006...............       $1.21          $1.42            11,019
  2005...............       $1.18          $1.21            11,356
  2004...............       $  --          $1.18             4,934
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
  2006...............       $1.66          $2.08             2,110
  2005...............       $1.34          $1.66             2,134
  2004...............       $  --          $1.34             2,158

2.35% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
OPPENHEIMER HIGH INCOME SUB-ACCOUNT
  2006...............       $1.09          $1.17             5,120
  2005...............       $  --          $1.09             5,119
PANORAMA INTERNATIONAL GROWTH SUB-ACCOUNT
  2006...............       $1.37          $1.73             2,145
  2005...............       $1.22          $1.37             2,170
  2004...............       $  --          $1.22             2,195
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.15          $1.18             5,903
  2005...............       $  --          $1.15             5,815
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.42          $1.79             6,242
  2005...............       $  --          $1.42             7,003
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.27          $1.45             2,029
  2005...............       $  --          $1.27             1,997

2.40% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.04          $1.06           123,042
  2005...............       $1.04          $1.04           118,298
  2004...............       $1.01          $1.04            55,003
  2003...............       $1.00(a)       $1.01            22,242
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.32          $1.41            25,252
  2005...............       $1.20          $1.32            25,765
  2004...............       $1.07          $1.20            12,968
  2003...............       $1.00(a)       $1.07             8,026



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $0.98          $1.00            10,897
  2005...............       $0.98          $0.98            10,327
  2004...............       $1.00          $0.98             3,417
  2003...............       $1.00(a)       $1.00             2,063
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2006...............       $1.03          $1.06            20,854
  2005...............       $1.03          $1.03            20,158
  2004...............       $  --          $1.03             9,185
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $1.53          $1.95            19,131
  2005...............       $1.41          $1.53            22,704
  2004...............       $1.06          $1.41            12,147
  2003...............       $1.00(a)       $1.06             3,832
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2006...............       $1.20          $1.37             3,273
  2005...............       $1.17          $1.20             4,157
  2004...............       $  --          $1.17             4,068
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.10          $1.04            84,170
  2005...............       $1.11          $1.10            78,682
  2004...............       $1.03          $1.11            47,453
  2003...............       $1.00(a)       $1.03            26,327
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2006...............       $1.24          $1.43            17,869
  2005...............       $1.21          $1.24            20,218
  2004...............       $  --          $1.21             9,470
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.35          $1.47            18,621
  2005...............       $1.18          $1.35            20,051
  2004...............       $  --          $1.18            10,300

2.40% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.21          $1.42            85,056
  2005...............       $1.18          $1.21            89,637
  2004...............       $1.08          $1.18            61,225
  2003...............       $1.00(a)       $1.08            32,434
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2006...............       $1.54          $1.69            13,069
  2005...............       $1.33          $1.54            15,249
  2004...............       $  --          $1.33            10,202
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2006...............       $1.28          $1.48             4,580
  2005...............       $1.18          $1.28             5,952
  2004...............       $  --          $1.18             6,036
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2006...............       $1.66          $2.08             9,401
  2005...............       $1.34          $1.66            10,562
  2004...............       $1.10          $1.34             5,168
  2003...............       $1.00(a)       $1.10             2,679
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2006...............       $1.15          $1.24             8,504
  2005...............       $1.10          $1.15            10,640
  2004...............       $  --          $1.10            10,979
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2006...............       $1.32          $1.40             1,256
  2005...............       $1.20          $1.32             1,585
  2004...............       $  --          $1.20             1,938
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2006...............       $1.57          $2.24             8,158
  2005...............       $1.22          $1.57            10,631
  2004...............       $  --          $1.22             2,298



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.08          $1.19            19,333
  2005...............       $1.06          $1.08            20,113
  2004...............       $1.02          $1.06            16,773
  2003...............       $1.00(a)       $1.02            12,326
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2006...............       $1.13          $1.19            15,889
  2005...............       $1.10          $1.13            15,323
  2004...............       $  --          $1.10             4,660
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.09          $1.16            15,089
  2005...............       $1.10          $1.09            14,661
  2004...............       $1.03          $1.10             3,953
  2003...............       $1.00(a)       $1.03             2,640
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $1.34          $1.67            16,053
  2005...............       $1.22          $1.34            16,825
  2004...............       $1.07          $1.22            17,457
  2003...............       $1.00(a)       $1.07            12,794
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2006...............       $1.25          $1.42            18,260
  2005...............       $1.23          $1.25            17,838
  2004...............       $  --          $1.23             4,654
W&R ASSET STRATEGY SUB-ACCOUNT:
  2006...............       $1.41          $1.66            23,049
  2005...............       $1.17          $1.41            26,653
  2004...............       $  --          $1.17             6,949
W&R BALANCED SUB-ACCOUNT:
  2006...............       $1.14          $1.24             5,890
  2005...............       $1.12          $1.14             7,295
  2004...............       $  --          $1.12             7,028

2.40% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R GROWTH SUB-ACCOUNT:
  2006...............       $1.15          $1.18            18,823
  2005...............       $  --          $1.15            18,131
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.41          $1.79            48,261
  2005...............       $1.30          $1.41            53,435
  2004...............       $1.09          $1.30            29,521
  2003...............       $1.00(f)       $1.09            12,100
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.34          $1.47               981
  2005...............       $1.13          $1.34               955
  2004...............       $  --          $1.13             1,099
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  2006...............       $1.30          $1.33             1,486
  2005...............       $1.18          $1.30             1,387
  2004...............       $  --          $1.18               465
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2006...............       $1.27          $1.45            23,057
  2005...............       $1.25          $1.27            24,466
  2004...............       $  --          $1.25             9,837
W&R VALUE SUB-ACCOUNT:
  2006...............       $1.23          $1.40             5,313
  2005...............       $1.20          $1.23             6,716
  2004...............       $  --          $1.20             6,617

2.55% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.04          $  --                --
  2004...............       $1.01          $1.04            17,631
  2003...............       $1.00(a)       $1.01            17,871



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.20          $  --                --
  2004...............       $1.07          $1.20             2,887
  2003...............       $1.00(a)       $1.07             2,926
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $0.98          $  --                --
  2004...............       $1.00          $0.98            12,305
  2003...............       $1.00(a)       $1.00            12,472
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.11          $  --                --
  2004...............       $1.03          $1.11            10,550
  2003...............       $1.00(a)       $1.03            10,693
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.18          $  --                --
  2004...............       $1.08          $1.18            18,200
  2003...............       $1.00(a)       $1.08            18,447
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.05          $  --                --
  2004...............       $1.02          $1.05             2,850
  2003...............       $1.00(a)       $1.02             2,889
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $  --          $  --                --
  2005...............       $1.09          $  --                --
  2004...............       $1.03          $1.09             6,278
  2003...............       $1.00(a)       $1.03             6,363
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:(M)
  2006...............       $  --          $  --                --
  2005...............       $1.22          $  --                --
  2004...............       $1.07          $1.22             7,402
  2003...............       $1.00(a)       $1.07             7,503

2.55% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R INTERNATIONAL VALUE SUB-ACCOUNT:(N)
  2006...............       $  --          $  --                --
  2005...............       $1.30          $  --                --
  2004...............       $1.09          $1.30             2,834
  2003...............       $1.00(f)       $1.09             2,872

2.65% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2006...............       $1.03          $1.05            39,994
  2005...............       $1.03          $1.03            39,427
  2004...............       $1.01          $1.03            37,874
  2003...............       $1.00(a)       $1.01            37,605
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2006...............       $1.31          $1.40             7,360
  2005...............       $1.20          $1.31             7,291
  2004...............       $1.07          $1.20             8,153
  2003...............       $1.00(a)       $1.07             8,371
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2006...............       $1.16          $1.30            13,524
  2005...............       $1.14          $1.16            14,114
  2004...............       $  --          $1.14            13,782
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2006...............       $0.97          $0.99            41,655
  2005...............       $0.98          $0.97            40,782
  2004...............       $1.00          $0.98            38,399
  2003...............       $1.00(a)       $1.00            19,582
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2006...............       $1.52          $1.93             1,748
  2005...............       $1.40          $1.52             2,023
  2004...............       $1.06          $1.40             2,360
  2003...............       $1.00(a)       $1.06             2,730



                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2006...............       $1.10          $1.03            32,119
  2005...............       $1.11          $1.10            29,140
  2004...............       $1.03          $1.11            28,784
  2003...............       $1.00(a)       $1.03            28,708
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2006...............       $1.34          $1.45            22,793
  2005...............       $1.18          $1.34            23,486
  2004...............       $  --          $1.18            25,356
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2006...............       $1.21          $1.41            35,775
  2005...............       $1.17          $1.21            38,839
  2004...............       $1.08          $1.17            39,779
  2003...............       $1.00(a)       $1.08            42,555
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2006...............       $1.08          $1.18             9,677
  2005...............       $1.05          $1.08             9,569
  2004...............       $1.02          $1.05            10,159
  2003...............       $1.00(a)       $1.02             9,218
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2006...............       $1.09          $1.15            13,766
  2005...............       $1.09          $1.09            13,821
  2004...............       $1.03          $1.09            13,479
  2003...............       $1.00(a)       $1.03            13,838
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2006...............       $1.33          $1.65            10,335
  2005...............       $1.22          $1.33            11,698
  2004...............       $1.07          $1.22            13,424
  2003...............       $1.00(a)       $1.07            14,292
W&R INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2006...............       $1.35          $1.59             8,224
  2005...............       $1.19          $1.35             9,110
  2004...............       $1.07          $1.19            10,317
  2003...............       $1.00(b)       $1.07            10,693

2.65% Variable Account Charge Continued


                        UNIT VALUE AT    UNIT VALUE   NUMBER OF UNITS
                        BEGINNING OF     AT END OF    OUTSTANDING AT
                           PERIOD          PERIOD      END OF PERIOD
                        -------------    ----------   ---------------
W&R INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2006...............       $1.41          $1.77             2,332
  2005...............       $1.30          $1.41             2,617
  2004...............       $1.09          $1.30             3,053
  2003...............       $1.00(f)       $1.09             3,392

---------------

(a) Period from January 13, 2003, commencement of operations, to December 31, 2003.

(b) Period from September 22, 2003, commencement of operations, to December 31, 2003.

(c) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Asset Allocation Portfolio.

(d) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Core Equity Portfolio.

(e) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Growth Portfolio.

(f) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund International Stock Portfolio.

(g) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Micro-Cap Growth Portfolio.

(h) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Small Company Growth Portfolio.

(i) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Small Company Value Portfolio.

(j) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Value Stock Portfolio.

(k) Prior to May 1, 2005, the sub-account was known as Franklin Small Cap Fund.

(l) Prior to May 1, 2005, the sub-account was known as Janus Aspen Capital Appreciation Portfolio.

(m) Prior to May 1, 2005, the sub-account was known as W&R International Portfolio.

(n) Prior to May 1, 2005, the sub-account was known as W&R International II Portfolio.

(o) Period from April 28, 2005, commencement of operations, to December 31,
    2005.

(p) Prior to May 1, 2006, the sub-account was known as AIM V.I. Aggressive Growth Fund.

(q) Prior to May 1, 2006, the sub-account was known as AIM V.I. Premier Equity Fund.

(r) Prior to August 15, 2006, the sub-account was known as Van Kampen Emerging Growth.

APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.88% and 10.00%.

For illustration purposes, an average annual expense equal to 2.38% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.38% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 1.03% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

              VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
                              MULTIOPTION ADVISOR
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $663.26

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the Variable Annuity Income Disclosure section of this illustration and in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.88% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

VARIABLE ANNUITY INCOME -- HYPOTHETICAL

HYPOTHETICAL LINE GRAPH

                                                   0.00% GROSS (-2.38%         6.88% GROSS (4.50%          10.00% GROSS (7.62%
                                                          NET)                        NET)                        NET)
                                                   -------------------         ------------------          -------------------
65                                                       663.00                      663.00                       663.00
68                                                       541.00                      663.00                       724.00
71                                                       441.00                      663.00                       791.00
74                                                       359.00                      663.00                       864.00
77                                                       293.00                      663.00                       944.00
80                                                       239.00                      663.00                      1031.00
83                                                       195.00                      663.00                      1126.00
86                                                       159.00                      663.00                      1230.00
89                                                       129.00                      663.00                      1344.00
92                                                       105.00                      663.00                      1468.00
95                                                        86.00                      663.00                      1603.00
98                                                        70.00                      663.00                      1751.00

VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL

                                                                    MONTHLY ANNUITY INCOME BASED ON
                                                                      HYPOTHETICAL RATE OF RETURN
                                                               -----------------------------------------
                                                               0.00% GROSS    6.88% GROSS   10.00% GROSS
BEGINNING OF YEAR                                        AGE   (-2.38% NET)   (4.50% NET)   (7.62% NET)
-----------------                                        ---   ------------   -----------   ------------
1......................................................  65        $663          $663          $  663
4......................................................  68        $541          $663          $  724
7......................................................  71        $441          $663          $  791
10.....................................................  74        $359          $663          $  864
13.....................................................  77        $293          $663          $  944
16.....................................................  80        $239          $663          $1,031
19.....................................................  83        $195          $663          $1,126
22.....................................................  86        $159          $663          $1,230
25.....................................................  89        $129          $663          $1,344
28.....................................................  92        $105          $663          $1,468
31.....................................................  95        $ 86          $663          $1,603
34.....................................................  98        $ 70          $663          $1,751

If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $630.74.

                    ILLUSTRATION OF MARKET VALUE ADJUSTMENTS

The following are examples of market value adjustment (MVA) calculations using hypothetical Treasury Rates. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.


The MVA factor is equal to:

                             (1+i)            (n/12)
                         -------------                 -1
                     [   (1+j+0.0025)    ]

where i = Treasury Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.

       j = Treasury Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.

       n = the number of whole months remaining in the Guarantee Period.


The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.


EXAMPLE 1:  NEGATIVE MVA


In this example, the Treasury Rate at the time of the withdrawal is higher than the Treasury Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:

                             (1+0.04)           (49/12)
                         ----------------                 -1
                     [   (1+0.06+0.0025)    ]
                     = -0.083689

For purposes of this example, the Treasury Rate at allocation is 4% and the Treasury Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.


The dollar amount of market value adjustment would be $10,000 X
-0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.


In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

EXAMPLE 2:  POSITIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is lower than the Treasury Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.


MVA factor:

                             (1+0.06)           (49/12)
                         ----------------                 -1
                     [   (1+0.04+0.0025)    ]
                     = 0.070340

For purposes of this example, the Treasury Rate at allocation is 6% and the Treasury Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.


The dollar amount of market value adjustment would be $10,000 X 0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.


In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS


Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.


Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.


This annuity contract does not support plan loans, even if your plan may allow it.


INDIVIDUAL RETIREMENT ANNUITIES


Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.


Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


SIMPLIFIED EMPLOYEE PENSION (SEP) IRAs


Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.


SIMPLE IRAs


Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRAs


Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, deferred sales charges and other special rules may apply.


Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.


In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.


CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS


Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.


DEFERRED COMPENSATION PLANS


Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

APPENDIX D -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit Option".

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

                               CONTRACT                                         GUARANTEED   GUARANTEED
                                VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                                BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS                 ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------                 --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1..........     $0      $100,000       0         $100,000      $100,000      $7,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.

                              CONTRACT                                          GUARANTEED   GUARANTEED
                               VALUE     PURCHASE                  CONTRACT     WITHDRAWAL     ANNUAL
                               BEFORE    PAYMENTS    WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS                ACTIVITY   RECEIVED      AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------                --------   --------    ----------   -----------   ----------   ----------
Beginning of Year 1.........  $      0   $100,000        0         $100,000      $100,000      $7,000
Activity....................  $102,000   $ 20,000        0         $122,000      $120,000      $8,400

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAW.

While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.

                              CONTRACT                                          GUARANTEED   GUARANTEED
                               VALUE     PURCHASE                  CONTRACT     WITHDRAWAL     ANNUAL
                               BEFORE    PAYMENTS    WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS                ACTIVITY   RECEIVED      AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------                --------   --------    ----------   -----------   ----------   ----------
Beginning of Year 1.........  $      0   $100,000          --      $100,000      $100,000      $7,000
Activity....................  $102,000   $ 20,000          --      $122,000      $120,000      $8,400
Beginning of Year 2.........                                                     $120,000      $8,400
Activity (withdrawal).......  $119,000         --      $8,400      $110,600      $111,600      $8,400

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAW.

The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal; (b) greater of: 7% of new GWB or 7% of contract value following withdrawal.

                              CONTRACT                                          GUARANTEED   GUARANTEED
                               VALUE     PURCHASE                  CONTRACT     WITHDRAWAL     ANNUAL
                               BEFORE    PAYMENTS    WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS                ACTIVITY   RECEIVED      AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------                --------   --------    ----------   -----------   ----------   ----------
Beginning of Year 1.........  $      0   $100,000          --      $100,000      $100,000      $7,000
Activity....................  $102,000   $ 20,000          --      $122,000      $120,000      $8,400
Beginning of Year 2.........                                                     $120,000      $8,400
Activity (withdrawal).......  $119,000         --      $8,400      $110,600      $111,600      $8,400
Beginning of Year 3.........                                                     $111,600      $8,400
Activity (withdrawal).......  $112,000         --      $8,400      $103,600      $103,200      $8,400
Activity (excess
  withdrawal)...............  $ 99,000         --      $5,000      $ 94,000      $ 94,000      $6,580

EXAMPLE #5 -- A RESET IN THE GWB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR 7. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5 AND 6 DO NOT EXCEED THE GAW AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

An optional reset may be elected on any anniversary beginning 3 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 3 years. When the reset is elected, the GWB will increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.

                              CONTRACT                                          GUARANTEED   GUARANTEED
                               VALUE     PURCHASE                  CONTRACT     WITHDRAWAL     ANNUAL
                               BEFORE    PAYMENTS    WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS                ACTIVITY   RECEIVED      AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------                --------   --------    ----------   -----------   ----------   ----------
Beginning of Year 1.........  $      0   $100,000          --      $100,000      $100,000      $7,000
Activity....................  $102,000   $ 20,000          --      $122,000      $120,000      $8,400
Beginning of Year 2.........                                                     $120,000      $8,400
Activity (withdrawal).......  $119,000         --      $8,400      $110,600      $111,600      $8,400
Beginning of Year 3.........                                                     $111,600      $8,400
Activity (withdrawal).......  $112,000         --      $8,400      $103,600      $103,200      $8,400
Activity (excess
  withdrawal)...............  $ 99,000         --      $5,000      $ 94,000      $ 94,000      $6,580
Beginning of Year 4.........                                                     $ 94,000      $6,580
Activity (withdrawal).......  $ 88,500         --      $6,580      $ 81,920      $ 87,420      $6,580
Beginning of Year 5.........                                                     $ 87,420      $6,580
Activity (withdrawal).......  $ 89,600         --      $6,580      $ 83,020      $ 80,840      $6,580
Beginning of Year 6.........                                                     $ 80,840      $6,580
Activity (withdrawal).......  $ 90,330         --      $6,580      $ 83,750      $ 74,260      $6,580
Beginning of Year 7
  immediately before
  reset.....................  $ 85,000         --          --      $ 85,000      $ 74,260      $6,580
Beginning of Year 7
  immediately after reset...  $ 85,000         --          --      $ 85,000      $ 85,000      $6,580

APPENDIX E -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit Option". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE ARE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000 AND THE AGE OF THE OLDEST OWNER.

                                  CONTRACT                                         GUARANTEED   GUARANTEED
                                   VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                       ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT       INCOME
CONTRACT YEARS           AGE      ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAI)
--------------         --------   --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1..     65         $0      $100,000       $0        $100,000      $100,000      $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment times the applicable Annual Income Percentage based on the owner's age at the time of the purchase payment.

                                  CONTRACT                                          GUARANTEED   GUARANTEED
                                    VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                       ATTAINED    BEFORE     PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT       INCOME
CONTRACT YEARS           AGE      ACTIVITY    RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAI)
--------------         --------   --------    --------   ----------   -----------   ----------   ----------
Beginning of Year
  1..................     65      $      0    $100,000       $0        $100,000      $100,000      $5,000
Activity.............     --      $102,000    $20,000        $0        $122,000      $120,000      $6,000

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

While the rider is in effect, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                                  CONTRACT                                          GUARANTEED   GUARANTEED
                                   VALUE     PURCHASE                  CONTRACT     WITHDRAWAL     ANNUAL
                       ATTAINED    BEFORE    PAYMENTS    WITHDRAWAL   VALUE AFTER    BENEFIT       INCOME
CONTRACT YEARS           AGE      ACTIVITY   RECEIVED      AMOUNT      ACTIVITY       (GWB)        (GAI)
--------------         --------   --------   --------    ----------   -----------   ----------   ----------
Beginning of Year
  1..................     65      $      0   $100,000      $    0      $100,000      $100,000      $5,000
Activity.............     --      $102,000   $ 20,000      $    0      $122,000      $120,000      $6,000
Beginning of Year
  2..................     66            --         --          --            --      $120,000      $6,000
Activity
  (withdrawal).......     --      $116,600         --      $6,000      $110,600      $114,000      $6,000

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAI.

The client may withdraw more than the GAI in any contract year. Any withdrawal in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                                  CONTRACT                                          GUARANTEED   GUARANTEED
                                   VALUE     PURCHASE                  CONTRACT     WITHDRAWAL     ANNUAL
                       ATTAINED    BEFORE    PAYMENTS    WITHDRAWAL   VALUE AFTER    BENEFIT       INCOME
CONTRACT YEARS           AGE      ACTIVITY   RECEIVED      AMOUNT      ACTIVITY       (GWB)        (GAI)
--------------         --------   --------   --------    ----------   -----------   ----------   ----------
Beginning of Year
  1..................     65      $      0   $100,000     $     0      $100,000      $100,000      $5,000
Activity.............     --      $102,000   $ 20,000     $     0      $122,000      $120,000      $6,000
Beginning of Year
  2..................     66            --         --          --            --      $120,000      $6,000
Activity
  (withdrawal).......     --      $116,600         --     $ 6,000      $110,600      $114,000      $6,000
Beginning of Year
  3..................     67            --         --          --            --      $114,000      $6,000
Activity (excess
  withdrawal)........     --      $111,600         --     $11,000      $100,600      $102,886      $5,716

EXAMPLE #5 -- AN AUTOMATIC GUARANTEED ANNUAL INCOME RESET OCCURS AT THE BEGINNING OF CONTRACT YEAR 4. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 1, 2, AND 3 DO NOT EXCEED THE GAI AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

A GAI Reset is automatic beginning 3 years after the GLWB rider was added to the contract. Once the reset has occurred, another reset will not occur for another 3 years. This income reset provision only applies to the GAI. When the reset occurs, the GAI will be calculated as the Annual Income Percentage based on the age at the time of the income reset times the greater of the GWB or the current contract value, but not less than the GAI prior to the income reset.

                                     CONTRACT                                          GUARANTEED   GUARANTEED
                                      VALUE     PURCHASE                  CONTRACT     WITHDRAWAL     ANNUAL
                          ATTAINED    BEFORE    PAYMENTS    WITHDRAWAL   VALUE AFTER    BENEFIT       INCOME
CONTRACT YEARS              AGE      ACTIVITY   RECEIVED      AMOUNT      ACTIVITY       (GWB)        (GAI)
--------------            --------   --------   --------    ----------   -----------   ----------   ----------
Beginning of Year 1.....     65      $      0   $100,000      $    0      $100,000      $100,000      $5,000
Activity................     --      $102,000   $ 20,000      $    0      $122,000      $120,000      $6,000
Beginning of Year 2.....     66            --         --          --            --      $120,000      $6,000
Activity (withdrawal)...     --      $116,600         --      $6,000      $110,600      $114,000      $6,000
Beginning of Year 3.....     67            --         --          --            --      $114,000      $6,000
Activity (withdrawal)...     --      $111,600         --      $6,000      $105,600      $108,000      $6,000
Beginning of Year 4.....     68            --         --          --            --      $108,000      $6,000
Income Reset
  Provision.............     --            --         --          --      $115,000      $108,000      $6,000
Beginning of Year 5.....     69            --         --          --            --      $108,000      $6,000
Activity (withdrawal)...     --      $118,600         --      $6,000      $112,600      $102,000      $6,000
Beginning of Year 6.....     70            --         --          --            --      $ 96,000      $6,000
Activity (withdrawal)...     --      $115,800         --      $6,000      $109,800      $ 96,000      $6,000
Beginning of Year 7.....     71            --         --          --            --      $ 96,000      $6,000
Income Reset
  Provision.............     --            --         --          --      $113,500      $ 96,000      $6,243

EXAMPLE #6 -- GLWB ADDED ON 2ND CONTRACT ANNIVERSARY. SUBSEQUENT PURCHASE PAYMENTS RECEIVED THE FOLLOWING YEAR WHEN THE OWNER IS AT A DIFFERENT ANNUAL INCOME PERCENTAGE.

The GLWB benefit may be added at issue or within 30 days prior to any contract anniversary. At the time of election, the GWB value will be set to the current contract value and the GAI will be calculated using the Annual Income Percentage based on the age of the oldest owner at the time of election. If a subsequent purchase payment is received when the oldest owner is at an age with a higher Annual Income Percentage, the new money will receive the higher Annual Income Percentage, and the GAI will increase by an amount equal to the amount the purchase payment times the Annual Income Percentage.

                                  CONTRACT                                          GUARANTEED   GUARANTEED
                                   VALUE     PURCHASE                  CONTRACT     WITHDRAWAL     ANNUAL
                       ATTAINED    BEFORE    PAYMENTS    WITHDRAWAL   VALUE AFTER    BENEFIT       INCOME
CONTRACT YEARS           AGE      ACTIVITY   RECEIVED      AMOUNT      ACTIVITY       (GWB)        (GAI)
--------------         --------   --------   --------    ----------   -----------   ----------   ----------
Beginning of Year
  1..................     --      $      0   $100,000      $    0      $100,000            --          --
Activity.............     --      $102,000   $ 20,000      $    0      $122,000            --          --
Beginning of Year
  2..................     --            --         --          --            --            --          --
Activity
  (withdrawal).......     --      $116,600         --      $6,000      $110,600            --          --
Beginning of Year
  3 -- add GLWB......     59            --         --          --      $103,600      $103,600      $4,144
Beginning of Year
  4..................     60            --         --          --            --      $103,600      $4,144
Activity.............     --      $110,000   $ 10,000      $    0      $120,000      $113,600      $4,644
Beginning of Year
  5..................     61            --         --          --      $123,000      $113,600      $4,644

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS GREATER THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to the GLWB feature within 30 days prior to any contract anniversary, as long as the client is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of the conversion. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion.

                                  CONTRACT                                          GUARANTEED   GUARANTEED
                                   VALUE     PURCHASE                  CONTRACT     WITHDRAWAL     ANNUAL
                       ATTAINED    BEFORE    PAYMENTS    WITHDRAWAL   VALUE AFTER    BENEFIT       INCOME
CONTRACT YEARS           AGE      ACTIVITY   RECEIVED      AMOUNT      ACTIVITY       (GWB)        (GAI)
--------------         --------   --------   --------    ----------   -----------   ----------   ----------
Beginning of Year
  1..................     --      $      0   $100,000      $    0      $100,000      $100,000      $7,000
Activity.............     --      $102,000   $ 20,000      $    0      $122,000      $120,000      $8,400
Beginning of Year
  2..................     --            --         --          --            --      $120,000      $8,400
Beginning of Year
  3 -- convert to
  GLWB...............     67            --         --          --      $132,000      $132,000      $6,600
Activity
  (withdrawal).......     --      $133,600         --      $6,600      $127,000      $125,400      $6,600

EXAMPLE #8 -- A GMWB CONTRACT CONVERTS TO A LIFETIME GMWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS LESS THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to a lifetime GMWB within 30 days prior to any contract anniversary. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB feature, the GWB value will be set to the current contract anniversary value and the lifetime GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                                  CONTRACT                                          GUARANTEED   GUARANTEED
                                   VALUE     PURCHASE                  CONTRACT     WITHDRAWAL     ANNUAL
                       ATTAINED    BEFORE    PAYMENTS    WITHDRAWAL   VALUE AFTER    BENEFIT       INCOME
CONTRACT YEARS           AGE      ACTIVITY   RECEIVED      AMOUNT      ACTIVITY       (GWB)        (GAI)
--------------         --------   --------   --------    ----------   -----------   ----------   ----------
Beginning of Year
  1..................     --      $      0   $100,000      $    0      $100,000      $100,000      $7,000
Activity.............     --      $102,000   $ 20,000      $    0      $122,000      $120,000      $8,400
Beginning of Year
  2..................     --            --         --          --            --      $120,000      $8,400
Beginning of Year
  3 -- convert to
  GLWB...............     67            --         --          --      $117,000      $117,000      $5,850
Activity
  (withdrawal).......     --      $117,100         --      $5,850      $111,250      $111,150      $5,850

APPENDIX F -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit II Option functions. A complete description of the optional contract feature can be found in the prospectus sections "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Single Life Option (GLWB II-Single)" and "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Joint Life Option (GLWB II-Joint)". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

The GWB is set equal to the initial purchase payment and the GAI is 5% of the GWB.

                              CONTRACT                                         GUARANTEED   GUARANTEED
                               VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                               BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT       INCOME
CONTRACT YEARS                ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAI)
--------------                --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1.........     $0      $100,000       $0        $100,000      $100,000      $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment multiplied by 5%.

                             CONTRACT                                          GUARANTEED   GUARANTEED
                              VALUE     PURCHASE                  CONTRACT     WITHDRAWAL     ANNUAL
                              BEFORE    PAYMENTS    WITHDRAWAL   VALUE AFTER    BENEFIT       INCOME
CONTRACT YEARS               ACTIVITY   RECEIVED      AMOUNT      ACTIVITY       (GWB)        (GAI)
--------------               --------   ---------   ----------   -----------   ----------   ----------
Beginning of Year 1........  $      0   $100,000        --        $100,000      $100,000      $5,000
Activity...................  $102,000   $ 20,000        --        $122,000      $120,000      $6,000

EXAMPLE #3 -- GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT AND GUARANTEED ANNUAL INCOME RESET

On each Contract Anniversary prior to the first withdrawal, for up to 10 years following the election of the rider, there will be a Guaranteed Withdrawal Benefit Enhancement. The GWB will be increased by 5% of the GWB prior to the enhancement and the GAI will be increased to 5% of the GWB following the enhancement.

An automatic Guaranteed Annual Income Reset will occur on every contract anniversary through age 85. The GWB will be reset to the greater of the prior GWB or the current contract value. The GAI will be recalculated to 5% of the reset GWB, but will never be lower than the GAI immediately prior to the reset.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the Guaranteed Withdrawal Benefit Reset on any Contract Anniversary where both are applicable.

                             CONTRACT                                          GUARANTEED   GUARANTEED
                              VALUE     PURCHASE                  CONTRACT     WITHDRAWAL     ANNUAL
                              BEFORE    PAYMENTS    WITHDRAWAL   VALUE AFTER    BENEFIT       INCOME
CONTRACT YEARS               ACTIVITY   RECEIVED      AMOUNT      ACTIVITY       (GWB)        (GAI)
--------------               --------   ---------   ----------   -----------   ----------   ----------
Beginning of Year 1........  $      0   $100,000        --        $100,000      $100,000      $5,000
Activity...................  $102,000   $ 20,000        --        $122,000      $120,000      $6,000
Enhancement................  $128,000         --        --        $128,000      $126,000      $6,300
Income Reset...............  $128,000         --        --        $128,000      $128,000      $6,400
Beginning of Year 2........  $128,000         --        --        $128,000      $128,000      $6,400
Enhancement................  $130,000         --        --        $130,000      $134,400      $6,720
Income Reset...............  $130,000         --        --        $130,000      $134,400      $6,720
Beginning of Year 3........  $130,000         --        --        $130,000      $134,400      $6,720

EXAMPLE #4 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE

Any withdrawal prior to the Benefit Date will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the result of the ratio of the withdrawal to the contract value immediately prior to such withdrawal. The GAI will be recalculated to 5% of the GWB following the withdrawal.

                             CONTRACT                                          GUARANTEED   GUARANTEED
                              VALUE     PURCHASE                  CONTRACT     WITHDRAWAL     ANNUAL
                              BEFORE    PAYMENTS    WITHDRAWAL   VALUE AFTER    BENEFIT       INCOME
CONTRACT YEARS               ACTIVITY   RECEIVED      AMOUNT      ACTIVITY       (GWB)        (GAI)
--------------               --------   ---------   ----------   -----------   ----------   ----------
Beginning of Year 1........  $      0   $100,000          --      $100,000      $100,000      $5,000
Activity...................  $102,000   $ 20,000          --      $122,000      $120,000      $6,000
Enhancement................  $124,000         --          --      $124,000      $126,000      $6,300
Income Reset...............  $124,000         --          --      $124,000      $126,000      $6,300
Beginning of Year 2........  $124,000         --          --      $124,000      $126,000      $6,300
Activity (withdrawal)......  $125,000         --      $6,300      $118,700      $119,650      $5,983

EXAMPLE #5 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE NOT EXCEEDING THE
GAI

The client may make cumulative withdrawals up to the GAI each contract year following the Benefit Date without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                             CONTRACT                                          GUARANTEED   GUARANTEED
                              VALUE     PURCHASE                  CONTRACT     WITHDRAWAL     ANNUAL
                              BEFORE    PAYMENTS    WITHDRAWAL   VALUE AFTER    BENEFIT       INCOME
CONTRACT YEARS               ACTIVITY   RECEIVED      AMOUNT      ACTIVITY       (GWB)        (GAI)
--------------               --------   ---------   ----------   -----------   ----------   ----------
Beginning of Year 1........  $      0   $100,000          --      $100,000      $100,000      $5,000
Activity...................  $102,000   $ 20,000          --      $122,000      $120,000      $6,000
Enhancement................  $124,000         --          --      $124,000      $126,000      $6,300
Income Reset...............  $124,000         --          --      $124,000      $126,000      $6,300
Beginning of Year 2........  $124,000         --          --      $124,000      $126,000      $6,300
Activity (withdrawal)......  $125,000         --      $6,300      $118,700      $119,700      $6,300
Income Reset...............  $130,000         --          --      $130,000      $130,000      $6,500
Beginning of Year 3........  $130,000         --          --      $130,000      $130,000      $6,500

EXAMPLE #6 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE EXCEEDING THE GAI

The client may withdraw more than the GAI in any contract year following the Benefit Date. Any withdrawal following the benefit date in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                             CONTRACT                                          GUARANTEED   GUARANTEED
                              VALUE     PURCHASE                  CONTRACT     WITHDRAWAL     ANNUAL
                              BEFORE    PAYMENTS    WITHDRAWAL   VALUE AFTER    BENEFIT       INCOME
CONTRACT YEARS               ACTIVITY   RECEIVED      AMOUNT      ACTIVITY       (GWB)        (GAI)
--------------               --------   ---------   ----------   -----------   ----------   ----------
Beginning of Year 1........  $      0   $100,000          --      $100,000      $100,000      $5,000
Activity...................  $102,000   $ 20,000          --      $122,000      $120,000      $6,000
Enhancement................  $124,000         --          --      $124,000      $126,000      $6,300
Income Reset...............  $124,000         --          --      $124,000      $126,000      $6,300
Beginning of Year 2........  $124,000         --          --      $124,000      $126,000      $6,300
Activity (withdrawal)......  $125,000         --     $ 6,300      $118,700      $119,700      $6,300
Income Reset...............  $120,000         --          --      $120,000      $120,000      $6,300
Beginning of Year 3........  $120,000         --          --      $120,000      $120,000      $6,300
Activity (withdrawal)......  $122,000         --     $10,000      $112,000      $110,064      $6,099

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB II ON THE 2ND CONTRACT ANNIVERSARY.

Contracts with the GMWB option may elect to convert to the GLWB II-Single or GLWB II-Joint option within 30 days prior to any contract anniversary subject to applicable age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB II benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated as 5% of the GWB. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB option at the time of conversion.

                             CONTRACT                                          GUARANTEED   GUARANTEED
                              VALUE     PURCHASE                  CONTRACT     WITHDRAWAL     ANNUAL
                              BEFORE    PAYMENTS    WITHDRAWAL   VALUE AFTER    BENEFIT       INCOME
CONTRACT YEARS               ACTIVITY   RECEIVED      AMOUNT      ACTIVITY       (GWB)        (GAI)
--------------               --------   ---------   ----------   -----------   ----------   ----------
Beginning of Year 1........  $      0   $100,000      $    0      $100,000      $100,000      $7,000
Activity...................  $102,000   $ 20,000      $    0      $122,000      $120,000      $8,400
Beginning of Year 2........                   --          --            --      $120,000      $8,400
Beginning of Year 3  --
  convert to GLWB II.......  $132,000         --          --      $132,000      $132,000      $6,600
Activity (withdrawal)......  $133,600         --      $6,600      $127,000      $125,400      $6,600

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION


                                    FORM N-4

ITEM NUMBER             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------   ---------------------------------------------------------------------------
    15.                 Cover Page
    16.                 Cover Page
    17.                 General Information and History
    18.                 Not applicable
    19.                 Not applicable
    20.                 Distribution of Contract
    21.                 Performance
    22.                 Not applicable
    23.                 Financial Statements



                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF


                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098
                            TELEPHONE: 1-800-362-3141
                       STATEMENT OF ADDITIONAL INFORMATION

THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS:  May 1, 2007

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contract
        Performance Data
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACT

The contracts will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Advantus Series Fund, Inc. Portfolios: Bond, Money Market, Mortgage Securities, Index 500, Maturing Government Bond 2010, International Bond, Index 400 Mid-Cap, Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Life to the underwriter for 2006, 2005 and 2004 were $24,342,989, $23,945,266, and $20,482,311 respectively, for payments to associated dealers on the sale of the contracts, which include other contracts issued through the Variable Annuity Account. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of ..25% of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.







                                   PERFORMANCE


From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account if the contract has such fee. Because this fee may vary with the size of the account, we calculate the fee by taking the total amount of annual maintenance fee collected for the prior year and dividing it by the average contract value for the prior year and apply it in that fashion in accordance with SEC guidance. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                                          (1/N)
                               T = (ERV/P)     -1

Where T      =   average annual total return

      ERV    =   ending redeemable value

      P      =   hypothetical initial payment of $1,000

      N      =   number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns

We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

Yields

Money Market Sub-Account

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [ (Base Period Return + 1) (365/7) ] -1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

Other Sub-accounts

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                                      a-b     6
                            YIELD = 2[    + 1)  -1]
                                     CD

Where a  =    net investment income earned during the period by the portfolio attributable to the sub-account.

      b  =    expenses accrued for the period (net of reimbursements)

      c  =    the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.

      d  =    the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee but does not reflect any charge for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements and supplementary schedules of Minnesota Life and subsidiaries' and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.


                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                                   (KPMG LOGO)
                                    KPMG LLP
                             4200 WELLS FARGO Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Minnesota Life Insurance Company and
Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Variable Annuity Account (the Variable Account) as of December 31, 2006, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2006 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Variable Annuity Account at December 31, 2006, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Minneapolis, Minnesota
March 23, 2007

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                               ADVANTUS    ADVANTUS
                                                         ADVANTUS     ADVANTUS     ADVANTUS    MATURING    MATURING     ADVANTUS
                                            ADVANTUS      MONEY         INDEX      MORTGAGE   GOVERNMENT  GOVERNMENT  INTERNATIONAL
                                              BOND        MARKET         500      SECURITIES   BOND 2006   BOND 2010      BOND
                                          ------------  ----------  -----------  -----------  ----------  ----------  -------------
                 ASSETS
Investments in shares of Advantus Series
   Fund, Inc.:
   Bond Portfolio, 118,070,149 shares at
      net asset value of $1.54 per share
      (cost $159,670,043)                 $182,326,285          --           --           --      --              --            --
   Money Market Portfolio, 44,361,249
      shares at net asset value of $1.00
      per share (cost $44,361,249)                  --  44,361,249           --           --      --              --            --
   Index 500 Portfolio, 53,910,641 shares
      at net asset value of $4.59 per
      share (cost $176,958,317)                     --          --  247,358,789           --      --              --            --
   Mortgage Securities Portfolio,
      79,503,018 shares at net asset
      value of $1.52 per share
      (cost $101,921,684)                           --          --           --  121,145,268      --              --            --
   Maturing Government Bond 2006
      Portfolio, shares at net asset
      value of $.0 per share (cost $)               --          --           --           --      --              --            --
   Maturing Government Bond 2010
      Portfolio, 2,437,880 shares at net
      asset value of $1.61 per share
      (cost $3,625,577)                             --          --           --           --      --       3,920,598            --
   International Bond Portfolio,
      28,875,254 shares at net asset
      value of $1.38 per share
      (cost $32,838,121)                            --          --           --           --      --              --    39,801,160
                                          ------------  ----------  -----------  -----------     ---       ---------    ----------
                                           182,326,285  44,361,249  247,358,789  121,145,268      --       3,920,598    39,801,160
Receivable from Minnesota Life for
   contract purchase payments                   67,363     481,359           --           --      --              --        84,823
Receivable for investments sold                     --          --       10,175        9,947      --             131            --
                                          ------------  ----------  -----------  -----------     ---       ---------    ----------
      Total assets                         182,393,648  44,842,608  247,368,964  121,155,215      --       3,920,729    39,885,983
                                          ------------  ----------  -----------  -----------     ---       ---------    ----------

              LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                    --          --       10,364       10,150      --             131            --
Payable for investments purchased               67,955     481,487           --           --      --              --        84,867
                                          ------------  ----------  -----------  -----------     ---       ---------    ----------
      Total liabilities                         67,955     481,487       10,364       10,150      --             131        84,867
                                          ------------  ----------  -----------  -----------     ---       ---------    ----------
      Net assets applicable to Contract
         owners                           $182,325,693  44,361,121  247,358,600  121,145,065      --       3,920,598    39,801,116
                                          ============  ==========  ===========  ===========     ===       =========    ==========

         CONTRACT OWNERS' EQUITY
Contracts in accumulation period           180,365,040  44,051,866  163,923,371  119,074,616      --       3,699,453    39,575,642
Contracts in annuity payment period
   (note 2)                                  1,960,653     309,255   83,435,229    2,070,449      --         221,145       225,474
                                          ------------  ----------  -----------  -----------     ---       ---------    ----------
      Total Contract Owners' Equity
         (notes 5 and 6)                  $182,325,693  44,361,121  247,358,600  121,145,065      --       3,920,598    39,801,116
                                          ============  ==========  ===========  ===========     ===       =========    ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------------------------
                                                                                                            AIM V.I.    AMERICAN
                                            ADVANTUS    ADVANTUS                 AIM V.I.                    DENT       CENTURY
                                           INDEX 400   REAL ESTATE   AIM V.I.    CAPITAL       AIM V.I.   DEMOGRAPHIC    INCOME
                                            MID-CAP    SECURITIES    BALANCED  APPRECIATION  CORE EQUITY    TRENDS     AND GROWTH
                                          -----------  -----------  ---------  ------------  -----------  -----------  ----------
                 ASSETS
Investments in shares of Advantus Series
   Fund, Inc.:
   Index 400 Mid-Cap Portfolio,
      29,822,379 shares at net asset
      value of $1.84 per share
      (cost $43,390,717)                  $54,924,711           --         --           --          --         --              --
   Real Estate Securities Portfolio,
      32,500,803 shares at net asset
      value of $2.86 per share
      (cost $53,732,739)                           --   93,073,233         --           --          --         --              --
Investments in shares of the AIM
   Variable Insurance Funds:
   Balanced Fund, 185,675 shares at net
      asset value of $11.84 per share
      (cost $1,555,410)                            --           --  2,198,393           --          --         --              --
   Capital Appreciation Fund, 245,805
      shares at net asset value of
      $25.91 per share (cost $5,836,428)           --           --         --    6,368,795          --         --              --
   Core Equity Fund, 25,180 shares at
      net asset value of $27.02 per
      share (cost $544,578)                        --           --         --           --     680,364         --              --
   Dent Demographics Fund, 0 shares at
      net asset value of $0.00 per
      share (cost $0.00)                           --           --         --           --          --         --              --
Investments in shares of the American
   Century Variable Portfolios, Inc.:
   Income and Growth Fund, 472,341
      shares at net asset value of $8.62
      per share (cost $3,234,441)                  --           --         --           --          --         --       4,071,580
                                          -----------   ----------  ---------    ---------     -------        ---       ---------
                                           54,924,711   93,073,233  2,198,393    6,368,795     680,364         --       4,071,580
Receivable from Minnesota Life for
   contract purchase payments                  26,896           --         --       45,184          --         --              --
Receivable for investments sold                    --      164,946         87           --          11         --             155
                                          -----------   ----------  ---------    ---------     -------        ---       ---------
      Total assets                         54,951,607   93,238,179  2,198,480    6,413,979     680,375         --       4,071,735
                                          -----------   ----------  ---------    ---------     -------        ---       ---------

              LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                   --      165,248         99           --          13         --             176
Payable for investments purchased              27,111           --         --       45,214          --         --              --
                                          -----------   ----------  ---------    ---------     -------        ---       ---------
      Total liabilities                        27,111      165,248         99       45,214          13         --             176
                                          -----------   ----------  ---------    ---------     -------        ---       ---------
      Net assets applicable to Contract
         owners                           $54,924,496   93,072,931  2,198,381    6,368,765     680,362         --       4,071,559
                                          ===========   ==========  =========    =========     =======        ===       =========

         CONTRACT OWNERS' EQUITY
Contracts in accumulation period           54,514,108   91,927,346  2,198,381    6,364,493     680,362         --       4,071,559
Contracts in annuity payment period
   (note 2)                                   410,388    1,145,585         --        4,272          --         --              --
                                          -----------   ----------  ---------    ---------     -------        ---       ---------
      Total Contract Owners' Equity
         (notes 5 and 6)                  $54,924,496   93,072,931  2,198,381    6,368,765     680,362         --       4,071,559
                                          ===========   ==========  =========    =========     =======        ===       =========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                     CREDIT                                               FRANKLIN
                                            AMERICAN    AMERICAN     SUISSE                                               LARGE CAP
                                            CENTURY      CENTURY     GLOBAL   FIDELITY VIP   FIDELITY VIP  FIDELITY VIP    GROWTH
                                             ULTRA        VALUE    SMALL CAP   CONTRAFUND   EQUITY-INCOME     MID-CAP    SECURITIES
                                          -----------  ----------  ---------  ------------  -------------  ------------  ----------
                 ASSETS
Investments in shares of the American
   Century Variable Portfolios, Inc.:
   Ultra Fund, 6,006,898 shares at net
      asset value of $9.98 per share
      (cost $56,887,414)                  $59,948,842          --         --           --             --            --           --
   Value Fund, 4,290,267 shares at net
      asset value of $8.73 per share
      (cost $34,077,278)                           --  37,454,029         --           --             --            --           --
Investments in shares of the Credit
   Suisse Trust:
   Global Small Cap Portfolio, 196,758
      shares at net asset value of
      $14.66 per share (cost $2,178,657)           --          --  2,884,479           --             --            --           --
Investments in shares of the Fidelity
   Variable Insurance Products Fund:
      Contrafund Portfolio, 2,473,728
      shares at net asset value of
      $31.11 per share
      (cost $63,712,926)                           --          --         --   76,957,681             --            --           --
   Equity-Income Portfolio, 5,434,172
      shares at net asset value of
      $25.87 per share
      (cost $125,751,976)                          --          --         --           --    140,582,028            --           --
   Mid-Cap Portfolio, 1,951,533 shares at
      net asset value of $34.25 per
      share (cost $50,414,077)                     --          --         --           --             --    66,840,012           --
Investments in shares of the Franklin
   Templeton Variable Insurance Products
   Fund:
   Large Cap Growth Securities Fund,
      267,815 shares at net asset value of
      $16.47 per share (cost $3,877,672)           --          --         --           --             --            --    4,410,914
                                          -----------  ----------  ---------   ----------    -----------    ----------    ---------
                                           59,948,842  37,454,029  2,884,479   76,957,681    140,582,028    66,840,012    4,410,914
Receivable from Minnesota Life for
   contract purchase payments                      --      91,267         --       12,576        147,966        41,466           --
Receivable for investments sold                47,578          --      1,239           --             --            --           56
                                          -----------  ----------  ---------   ----------    -----------    ----------    ---------
      Total assets                         59,996,420  37,545,296  2,885,718   76,970,257    140,729,994    66,881,478    4,410,970
                                          -----------  ----------  ---------   ----------    -----------    ----------    ---------

              LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges               47,966          --      1,239           --             --            --           83
Payable for investments purchased                  --      91,469         --       12,788        148,585        41,647           --
                                          -----------  ----------  ---------   ----------    -----------    ----------    ---------
      Total liabilities                        47,966      91,469      1,239       12,788        148,585        41,647           83
                                          -----------  ----------  ---------   ----------    -----------    ----------    ---------
      Net assets applicable to Contract
      owners                              $59,948,454  37,453,827  2,884,479   76,957,469    140,581,409    66,839,831    4,410,887
                                          ===========  ==========  =========   ==========    ===========    ==========    =========

         CONTRACT OWNERS' EQUITY
Contracts in accumulation period           59,446,985  37,429,459  2,884,479   76,519,381    139,464,308    66,241,815    4,410,887
Contracts in annuity payment period
   (note 2)                                   501,469      24,368         --      438,088      1,117,101       598,016           --
                                          -----------  ----------  ---------   ----------    -----------    ----------    ---------
      Total Contract Owners' Equity
         (notes 5 and 6)                  $59,948,454  37,453,827  2,884,479   76,957,469    140,581,409    66,839,831    4,410,887
                                          ===========  ==========  =========   ==========    ===========    ==========    =========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------------
                                                                     TEMPLETON                                             JANUS
                                             FRANKLIN     FRANKLIN   DEVELOPING    TEMPLETON     JANUS        JANUS        ASPEN
                                          MUTUAL SHARES   SMALL-MID    MARKETS   GLOBAL ASSET    ASPEN        ASPEN    INTERNATIONAL
                                            SECURITIES       CAP     SECURITIES   ALLOCATION    BALANCED      FORTY       GROWTH
                                          -------------  ----------  ----------  ------------  ----------  ----------  -------------
                  ASSETS
Investments in shares of the Franklin
   Templeton Variable Insurance Products
   Fund:
   Mutual Shares Securities Fund,
      692,004 shares at net asset value
      of $20.47 per share
      (cost $11,656,105)                   $14,165,313           --          --           --           --          --            --
   Small-Mid Cap Fund, 706,602 shares at
      net asset value of $22.13 per share
      (cost $12,472,449)                            --   15,637,092          --           --           --          --            --
   Developing Markets Securities Fund,
      3,335,486 shares at net asset value
      of $13.79 per share
      (cost $31,344,792)                            --           --  45,996,358           --           --          --            --
   Global Asset Allocation Fund, 493,058
      shares at net asset value of $21.75
      per share (cost $9,469,170)                   --           --          --   10,724,011           --          --            --
Investments in shares of the Janus Aspen
   Series:
   Balanced Portfolio, 297,989 shares at
      net asset value of $28.83 per share
      (cost $7,656,954)                             --           --          --           --    8,591,023          --            --
   Forty Portfolio, 943,819 shares at
      net asset value of $29.91 per share
      (cost $24,993,512)                            --           --          --           --           --  28,229,611            --
   International Growth Portfolio,
      1,398,328 shares at net asset value
      of $50.61 per share
      (cost $48,382,104)                            --           --          --           --           --          --    70,769,379
                                           -----------   ----------  ----------   ----------    ---------  ----------    ----------
                                            14,165,313   15,637,092  45,996,358   10,724,011    8,591,023  28,229,611    70,769,379
Receivable from Minnesota Life for
   contract purchase payments                   58,104           --          --       90,332           --          --            --
Receivable for investments sold                     --       17,655      17,611           --          285      94,480        17,550
                                           -----------   ----------  ----------   ----------    ---------  ----------    ----------
      Total assets                          14,223,417   15,654,747  46,013,969   10,814,343    8,591,308  28,324,091    70,786,929
                                           -----------   ----------  ----------   ----------    ---------  ----------    ----------

             LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                    --       17,688      17,770           --          312      94,528        17,790
Payable for investments purchased               58,176           --          --       90,332           --          --            --
                                           -----------   ----------  ----------   ----------    ---------  ----------    ----------
      Total liabilities                         58,176       17,688      17,770       90,332          312      94,528        17,790
                                           -----------   ----------  ----------   ----------    ---------  ----------    ----------
      Net assets applicable to Contract
         owners                            $14,165,241   15,637,059  45,996,199   10,724,011    8,590,996  28,229,563    70,769,139
                                           ===========   ==========  ==========   ==========    =========  ==========    ==========

      CONTRACT OWNERS' EQUITY
Contracts in accumulation period            14,128,867   15,563,224  45,487,593   10,643,776    8,590,996  27,924,734    70,433,117
Contracts in annuity payment period
   (note 2)                                     36,374       73,835     508,606       80,235           --     304,829       336,022
                                           -----------   ----------  ----------   ----------    ---------  ----------    ----------
      Total Contract Owners' Equity
         (notes 5 and 6)                   $14,165,241   15,637,059  45,996,199   10,724,011    8,590,996  28,229,563    70,769,139
                                           ===========   ==========  ==========   ==========    =========  ==========    ==========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                MFS         MFS         MFS                 OPPENHEIMER                OPPENHEIMER
                                             INVESTORS    MID CAP       NEW        MFS        CAPITAL    OPPENHEIMER  INTERNATIONAL
                                           GROWTH STOCK    GROWTH    DISCOVERY    VALUE    APPRECIATION  HIGH INCOME      GROWTH
                                           ------------  ---------  ----------  ---------  ------------  -----------  -------------
                  ASSETS
Investments in shares of the MFS Variable
   Insurance Trust:
   Investors Growth Stock Series, 160,858
      shares at net asset value of $10.43
      per share (cost $1,422,912)           $1,677,754          --          --         --           --            --           --
   Mid Cap Growth Series, 178,848 shares
      at net asset value of $7.13 per
      share (cost $1,176,503)                       --   1,275,184          --         --           --            --           --
   New Discovery Series, 749,739 shares
      at net asset value of $17.15 per
      share (cost $10,521,397)                      --          --  12,858,018         --           --            --           --
   Value Series, 513,248 shares at net
      asset value of $14.42 per share
      (cost $6,116,332)                             --          --          --  7,401,032           --            --           --
Investments in shares of the Oppenheimer
      Variable Account Funds:
   Capital Appreciation Fund, 132,603
      shares at net asset value of $41.09
      per share (cost $4,668,143)                   --          --          --         --    5,448,668            --           --
   High Income Fund, 3,891,584 shares at
      net asset value of $8.50 per share
      (cost $32,333,153)                            --          --          --         --           --    33,078,469           --
Investments in shares of the Panorama
   Series Funds, Inc.:
   International Growth Fund, 3,864,556
   shares at net asset value of $1.97
   per share (cost $5,105,364)                      --          --          --         --           --            --    7,613,175
                                            ----------   ---------  ----------  ---------    ---------    ----------    ---------
                                             1,677,754   1,275,184  12,858,018  7,401,032    5,448,668    33,078,469    7,613,175
Receivable from Minnesota Life for
   contract purchase payments                       14          --       2,326         --           --        33,578           --
Receivable for investments sold                     --          44          --     15,439        2,586            --          203
                                            ----------   ---------  ----------  ---------    ---------    ----------    ---------
         Total assets                        1,677,768   1,275,228  12,860,344  7,416,471    5,451,254    33,112,047    7,613,378
                                            ----------   ---------  ----------  ---------    ---------    ----------    ---------

               LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                    --          50          --     15,473        2,609            --          251
Payable for investments purchased                   20          --       2,410         --           --        33,757           --
                                            ----------   ---------  ----------  ---------    ---------    ----------    ---------
         Total liabilities                          20          50       2,410     15,473        2,609        33,757          251
                                            ----------   ---------  ----------  ---------    ---------    ----------    ---------
         Net assets applicable to
            Contract owners                 $1,677,748   1,275,178  12,857,934  7,400,998    5,448,645    33,078,290    7,613,127
                                            ==========   =========  ==========  =========    =========    ==========    =========

         CONTRACT OWNERS' EQUITY
Contracts in accumulation period             1,677,748   1,275,178  12,629,275  7,250,274    5,448,645    32,682,225    7,613,127
Contracts in annuity payment period
   (note 2)                                         --          --     228,659    150,724           --       396,065           --
                                            ----------   ---------  ----------  ---------    ---------    ----------    ---------
         Total Contract Owners' Equity
            (notes 5 and 6)                 $1,677,748   1,275,178  12,857,934  7,400,998    5,448,645    33,078,290    7,613,127
                                            ==========   =========  ==========  =========    =========    ==========    =========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                            PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT                         VAN KAMPEN
                                           GROWTH AND  INTERNATIONAL       NEW          NEW     PUTNAM VT  VAN KAMPEN   STRATEGIC
                                             INCOME       GROWTH      OPPORTUNITIES    VALUE     VOYAGER    COMSTOCK     GROWTH
                                           ----------  -------------  -------------  ---------  ---------  ----------  ----------
                ASSETS
Investments in shares of the Putnam
  Variable Trust:
  Growth and Income Fund, 90,691 shares
    at net asset value of $29.36 per
    share (cost $2,140,876)                $2,662,691            --           --            --        --           --         --
  International Growth Fund, 643,664
    shares at net asset value of $20.64
    per share (cost $8,743,411)                    --    13,285,228           --            --        --           --         --
  New Opportunities Fund, 21,878 shares
    at net asset value of $20.04 per
    share (cost $366,699)                          --            --      438,436            --        --           --         --
  New Value Fund, 206,338 shares at net
    asset value of $18.34 per share
    (cost $3,289,273)                              --            --           --     3,784,233        --           --         --
  Voyager Fund, 32,352 shares at net
    asset value of $30.07 per share
    (cost $850,544)                                --            --           --            --   972,831           --         --
Investments in shares of the Van Kampen
  Funds:
  Comstock Fund, 599,688 shares at net
    asset value of $14.70 per share
    (cost $7,782,665)                              --            --           --            --        --    8,815,418         --
  Strategic Growth Fund, 14,969 shares
    at net asset value of $28.54 per
    share (cost $394,716)                          --            --           --            --        --           --    427,209
                                           ----------    ----------      -------     ---------   -------    ---------    -------
                                            2,662,691    13,285,228      438,436     3,784,233   972,831    8,815,418    427,209
Receivable from Minnesota Life for
  contract purchase payments                       51         1,983           --            --        --        9,895         --
Receivable for investments sold                    --            --            8           641        37           --         17
                                           ----------    ----------      -------     ---------   -------    ---------    -------
      Total assets                          2,662,742    13,287,211      438,444     3,784,874   972,868    8,825,313    427,226
                                           ----------    ----------      -------     ---------   -------    ---------    -------

              LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                    --            --           11           666        40           --         20
Payable for investments purchased                  60         2,060           --            --        --        9,959         --
                                           ----------    ----------      -------     ---------   -------    ---------    -------
      Total liabilities                            60         2,060           11           666        40        9,959         20
                                           ----------    ----------      -------     ---------   -------    ---------    -------
      Net assets applicable to Contract
        owners                             $2,662,682    13,285,151      438,433     3,784,208   972,828    8,815,354    427,206
                                           ==========    ==========      =======     =========   =======    =========    =======

       CONTRACT OWNERS' EQUITY
Contracts in accumulation period            2,662,682    13,271,924      438,433     3,784,208   972,828    8,808,697    427,206
Contracts in annuity payment period
   (note 2)                                        --        13,227           --            --        --        6,657         --
                                           ----------    ----------      -------     ---------   -------    ---------    -------
      Total Contract Owners' Equity
        (notes 5 and 6)                    $2,662,682    13,285,151      438,433     3,784,208   972,828    8,815,354    427,206
                                           ==========    ==========      =======     =========   =======    =========    =======

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                                                     WADDELL      WADDELL                 WADDELL
                                           VAN KAMPEN    WADDELL       WADDELL       & REED       & REED       WADDELL    & REED
                                           GROWTH AND    & REED        & REED     INTERNATIONAL  SMALL CAP     & REED    MICRO-CAP
                                             INCOME     BALANCED       GROWTH         VALUE       GROWTH        VALUE     GROWTH
                                           ----------  -----------  ------------  -------------  ----------  ----------  ----------
                  ASSETS
Investments in shares of the Van Kampen
   Funds:
   Growth and Income Fund, 171,735 shares
      at net asset value of $21.96 per
      share (cost $3,377,425)              $3,771,300           --            --            --           --          --          --
Investments in shares of the
   Waddell & Reed Target Funds, Inc.:
   Balanced Portfolio, 19,739,799 shares
      at net asset value of $8.71 per
      share (cost $157,895,277)                    --  171,844,817            --            --           --          --          --
   Growth Portfolio, 18,602,289 shares at
      net asset value of $9.78 per share
      (cost $173,234,440)                          --           --   181,963,866            --           --          --          --
   International Value Portfolio,
      10,751,499 shares at net asset
      value of $22.78 per share
      (cost $189,945,004)                          --           --            --   244,926,662           --          --          --
   Small Cap Growth Portfolio, 8,324,833
      shares at net asset value of $9.98
      per share (cost $86,491,156)                 --           --            --            --   83,041,874          --          --
   Value Portfolio, 13,348,424 shares at
      net asset value of $6.74 per share
      (cost $79,123,641)                           --           --            --            --           --  90,007,085          --
   Micro-Cap Growth Portfolio, 1,151,938
      shares at net asset value of $20.08
      per share (cost $18,155,103)                 --           --            --            --           --          --  23,131,952
                                           ----------  -----------   -----------   -----------   ----------  ----------  ----------
                                            3,771,300  171,844,817   181,963,866   244,926,662   83,041,874  90,007,085  23,131,952
Receivable from Minnesota Life for
   contract purchase payments                      --           --       105,299       151,232           --      74,720       1,756
Receivable for investments sold                   145       47,055            --            --       21,440          --          --
                                           ----------  -----------   -----------   -----------   ----------  ----------  ----------
         Total assets                       3,771,445  171,891,872   182,069,165   245,077,894   83,063,314  90,081,805  23,133,708
                                           ----------  -----------   -----------   -----------   ----------  ----------  ----------
             LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                  166       47,182            --            --       21,639          --          --
Payable for investments purchased                  --           --       105,737       151,909           --      74,933       1,845
                                           ----------  -----------   -----------   -----------   ----------  ----------  ----------
         Total liabilities                        166       47,182       105,737       151,909       21,639      74,933       1,845
                                           ----------  -----------   -----------   -----------   ----------  ----------  ----------
         Net assets applicable to
            Contract owners                $3,771,279  171,844,690   181,963,428   244,925,985   83,041,675  90,006,872  23,131,863
                                           ==========  ===========   ===========   ===========   ==========  ==========  ==========
        CONTRACT OWNERS' EQUITY
Contracts in accumulation period            3,771,279  167,624,878   179,951,162   242,449,912   82,007,119  88,987,373  22,971,755
Contracts in annuity payment period
   (note 2)                                        --    4,219,812     2,012,266     2,476,073    1,034,556   1,019,499     160,108
                                           ----------  -----------   -----------   -----------   ----------  ----------  ----------
         Total Contract Owners' Equity
            (notes 5 and 6)                $3,771,279  171,844,690   181,963,428   244,925,985   83,041,675  90,006,872  23,131,863
                                           ==========  ===========   ===========   ===========   ==========  ==========  ==========

See accompanying notes to financial statements.

                                                                             SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                             WADDELL                   WADDELL      WADDELL       WADDELL                 WADDELL
                                             & REED       WADDELL      & REED       & REED        & REED      WADDELL     & REED
                                            SMALL CAP     & REED        ASSET    INTERNATIONAL   SCIENCE &    & REED     DIVIDEND
                                              VALUE     CORE EQUITY   STRATEGY      GROWTH      TECHNOLOGY     BOND       INCOME
                                           -----------  -----------  ----------  -------------  ----------  ----------  ---------
                 ASSETS
Investments in shares of the Waddell &
   Reed Target Funds, Inc.:
   Small Cap Value Portfolio, 4,775,822
      shares at net asset value of $15.69
      per share (cost $70,626,861)         $74,929,297           --          --            --           --          --         --
   Core Equity Portfolio, 1,540,721
      shares at net asset value of $12.55
      per share (cost $17,124,895)                  --   19,334,659          --            --           --          --         --
   Asset Strategy Portfolio, 7,378,898
      shares at net asset value of $8.99
      per share (cost $68,368,531)                  --           --  66,306,778            --           --          --         --
   International Growth Portfolio,
      2,060,259 shares at net asset value
      of $9.14 per share
      (cost $15,194,029)                            --           --          --    18,822,117           --          --         --
   Science & Technology Portfolio,
      1,270,797 shares at net asset value
      of $17.72 per share
      (cost $19,922,052)                            --           --          --            --   22,515,594          --         --
   Bond Portfolio, 3,035,442 shares at
      net asset value of $5.27 per share
      (cost $16,550,797)                            --           --          --            --           --  16,008,314         --
   Dividend Income Portfolio, 1,389,304
      shares at net asset value of $6.97
      per share (cost $8,400,026)                   --           --          --            --           --          --  9,677,056
                                           -----------   ----------  ----------    ----------   ----------  ----------  ---------
                                            74,929,297   19,334,659  66,306,778    18,822,117   22,515,594  16,008,314  9,677,056
Receivable from Minnesota Life for
   contract purchase payments                   20,348       27,361       8,127            --       53,392      51,358      4,418
Receivable for investments sold                     --           --          --         4,311           --          --         --
                                           -----------   ----------  ----------    ----------   ----------  ----------  ---------
         Total assets                       74,949,645   19,362,020  66,314,905    18,826,428   22,568,986  16,059,672  9,681,474
                                           -----------   ----------  ----------    ----------   ----------  ----------  ---------
              LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                    --           --          --         4,464           --          --         --
Payable for investments purchased               20,646       27,452       8,518            --       53,605      51,423      4,502
                                           -----------   ----------  ----------    ----------   ----------  ----------  ---------
         Total liabilities                      20,646       27,452       8,518         4,464       53,605      51,423      4,502
                                           -----------   ----------  ----------    ----------   ----------  ----------  ---------
         Net assets applicable to
            Contract owners                $74,928,999   19,334,568  66,306,387    18,821,964   22,515,381  16,008,249  9,676,972
                                           ===========   ==========  ==========    ==========   ==========  ==========  =========
          CONTRACT OWNERS' EQUITY
Contracts in accumulation period            74,189,229   18,942,745  65,492,172    18,688,959   22,365,153  16,002,767  9,629,197
Contracts in annuity payment period
   (note 2)                                    739,770      391,823     814,215       133,005      150,228       5,482     47,775
                                           -----------   ----------  ----------    ----------   ----------  ----------  ---------
         Total Contract Owners' Equity
            (notes 5 and 6)                $74,928,999   19,334,568  66,306,387    18,821,964   22,515,381  16,008,249  9,676,972
                                           ===========   ==========  ==========    ==========   ==========  ==========  =========

See accompanying notes to financial statements.

                                                                             SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------------------
                                                                                                            WADDELL
                                             WADDELL       WADDELL     WADDELL     WADDELL     WADDELL      & REED     WADDELL
                                             & REED        & REED      & REED      & REED      & REED       GLOBAL     & REED
                                              HIGH      LIMITED-TERM    MONEY     MORTGAGE   REAL ESTATE    NATURAL    MID CAP
                                             INCOME         BOND       MARKET    SECURITIES  SECURITIES    RESOURCES   GROWTH
                                           -----------  ------------  ---------  ----------  -----------  ----------  ---------
                  ASSETS
Investments in shares of the Waddell &
   Reed Target Funds, Inc.:
   High Income Portfolio, 5,903,674
      shares at net asset value of $3.34
      per share (cost $20,273,231)         $19,710,007           --          --          --           --          --         --
   Limited-Term Bond Portfolio, 570,366
      shares at net asset value of $5.48
      per share (cost $3,188,521)                   --    3,127,375          --          --           --          --         --
   Money Market Portfolio, 5,445,260
      shares at net asset value of $1.00
      per share (cost $5,445,260)                   --           --   5,445,260          --           --          --         --
   Mortgage Securities Portfolio,
      2,502,955 shares at net asset value
      of $4.98 per share
      (cost $12,657,631)                            --           --          --  12,466,217           --          --         --
   Real Estate Securities Portfolio,
      1,415,507 shares at net asset value
      of $8.78 per share
      (cost $9,871,538)                             --           --          --          --   12,424,751          --         --
   Global Natural Resources Portfolio,
      2,879,384 shares at net asset value
      of $7.57 per share
      (cost $19,778,077)                            --           --          --          --           --  21,801,834         --
   Mid Cap Growth Portfolio, 1,269,039
      shares at net asset value of $6.56
      per share (cost $7,360,565)                   --           --          --          --           --          --  8,325,275
                                           -----------    ---------   ---------  ----------   ----------  ----------  ---------
                                            19,710,007    3,127,375   5,445,260  12,466,217   12,424,751  21,801,834  8,325,275
Receivable from Minnesota Life for
   contract purchase payments                   42,599           --      15,515       9,771       49,309      42,047     11,231
Receivable for investments sold                     --          139          --          --           --          --         --
                                           -----------    ---------   ---------  ----------   ----------  ----------  ---------
         Total assets                       19,752,606    3,127,514   5,460,775  12,475,988   12,474,060  21,843,881  8,336,506
                                           -----------    ---------   ---------  ----------   ----------  ----------  ---------
              LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                    --          161          --          --           --          --         --
Payable for investments purchased               42,728           --      15,537       9,812       49,433      42,242     11,281
                                           -----------    ---------   ---------  ----------   ----------  ----------  ---------
         Total liabilities                      42,728          161      15,537       9,812       49,433      42,242     11,281
                                           -----------    ---------   ---------  ----------   ----------  ----------  ---------
         Net assets applicable to
            Contract owners                $19,709,878    3,127,353   5,445,238  12,466,176   12,424,627  21,801,639  8,325,225
                                           ===========    =========   =========  ==========   ==========  ==========  =========
         CONTRACT OWNERS' EQUITY
Contracts in accumulation period            19,689,586    3,104,520   5,434,121  12,457,873   12,420,607  21,779,698  8,315,046
Contracts in annuity payment period
   (note 2)                                     20,292       22,833      11,117       8,303        4,020      21,941     10,179
                                           -----------    ---------   ---------  ----------   ----------  ----------  ---------
         Total Contract Owners'
            Equity (notes 5 and 6)         $19,709,878    3,127,353   5,445,238  12,466,176   12,424,627  21,801,639  8,325,225
                                           ===========    =========   =========  ==========   ==========  ==========  =========

See accompanying notes to financial statements.

                                             SEGREGATED SUB-ACCOUNTS
                                             -----------------------
                                                  WADDELL & REED
                                                     ENERGY
                                             -----------------------
                ASSETS
Investments in shares of the Waddell &
   Reed Target Funds, Inc.:
   Energy Portfolio, 588,786 shares at
      net asset value of $4.64 per share
      (cost $2,855,690)                             $2,729,084
Receivable from Minnesota Life for
   contract purchase payments                           25,725
Receivable for investments sold                             --
                                                    ----------
         Total assets                                2,754,809
                                                    ----------
              LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                            --
Payable for investments purchased                       25,736
                                                    ----------
         Total liabilities                              25,736
                                                    ----------
         Net assets applicable to Contract
            owners                                  $2,729,073
                                                    ==========
         CONTRACT OWNERS' EQUITY
Contracts in accumulation period                     2,729,073
Contracts in annuity payment period
   (note 2)                                                 --
                                                    ----------
         Total Contract Owners' Equity
            (notes 5 and 6)                         $2,729,073
                                                    ==========

See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                     YEAR OF PERIOD ENDED DECEMBER 31, 2006

                                                                            SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------------
                                                                                                ADVANTUS
                                                                                                MATURING    ADVANTUS
                                                          ADVANTUS     ADVANTUS     ADVANTUS   GOVERNMENT   MATURING      ADVANTUS
                                            ADVANTUS       MONEY        INDEX       MORTGAGE   BOND 2006   GOVERNMENT  INTERNATIONAL
                                              BOND         MARKET        500       SECURITIES      (a)      BOND 2010       BOND
                                          ------------  -----------  -----------  -----------  ----------  ----------  -------------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund              $         --    1,708,003           --           --          --          --            --
   Mortality, expense charges and
      administrative charges (note 3)       (2,312,492)    (658,139)  (2,771,469)  (1,627,756)    (28,914)    (53,563)     (561,429)
                                          ------------  -----------  -----------  -----------  ----------  ----------   -----------
      Investment income (loss) - net        (2,312,492)   1,049,864   (2,771,469)  (1,627,756)    (28,914)    (53,563)     (561,429)
                                          ------------  -----------  -----------  -----------  ----------  ----------   -----------
Realized and unrealized gains (losses) on
   investments - net:
   Realized gain distributions from
      underlying mutual fund                        --           --           --           --          --          --            --
                                          ------------  -----------  -----------  -----------  ----------  ----------   -----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                   21,093,697   24,833,393   44,949,130   23,763,279   3,950,069   1,493,457    14,217,824
      Cost of investments sold             (17,510,572) (24,833,393) (34,425,703) (19,662,279) (3,567,239) (1,364,728)  (10,864,636)
                                          ------------  -----------  -----------  -----------  ----------  ----------   -----------
                                             3,583,125           --   10,523,427    4,101,000     382,830     128,729     3,353,188
                                          ------------  -----------  -----------  -----------  ----------  ----------   -----------
      Net realized gains (losses) on
         investments                         3,583,125           --   10,523,427    4,101,000     382,830     128,729     3,353,188
                                          ------------  -----------  -----------  -----------  ----------  ----------   -----------
   Net change in unrealized appreciation
      or depreciation of investments         4,433,079           --   24,314,083    2,313,170    (372,261)   (118,609)   (1,733,114)
                                          ------------  -----------  -----------  -----------  ----------  ----------   -----------
      Net gains (losses) on investments      8,016,204           --   34,837,510    6,414,170      10,569      10,120     1,620,074
                                          ------------  -----------  -----------  -----------  ----------  ----------   -----------
      Net increase (decrease) in net
         assets resulting from operations $  5,703,712    1,049,864   32,066,041    4,786,414     (18,345)    (43,443)    1,058,645
                                          ============  ===========  ===========  ===========  ==========  ==========   ===========

(a) For the period January 1, 2006 to September 15, 2006. Pursuant to the terms of the prospectus, the Maturing Government Bond 2006 sub-account made a liquidating distribution and ceased operations on September 15, 2006.

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                                                                              AIM V.I.    AMERICAN
                                            ADVANTUS       ADVANTUS                AIM V.I.                     DENT       CENTURY
                                            INDEX 400    REAL ESTATE  AIM V.I.      CAPITAL      AIM V.I.   DEMOGRAPHIC    INCOME
                                             MID-CAP      SECURITIES  BALANCED   APPRECIATION  CORE EQUITY     TRENDS    AND GROWTH
                                           -----------   -----------  --------   ------------  -----------  -----------  ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund               $        --           --     36,353           --        8,964           --       63,134
   Mortality, expense charges and
      administrative charges (note 3)         (691,781)  (1,107,514)   (30,663)     (28,829)      (9,578)      (7,142)     (56,753)
                                           -----------   ----------   --------     --------     --------     --------    ---------
      Investment income (loss) - net          (691,781)  (1,107,514)     5,690      (28,829)        (614)      (7,142)       6,381
                                           -----------   ----------   --------     --------     --------     --------    ---------
Realized and unrealized gains (losses) on
   investments - net:
   Realized gain distributions from
      underlying mutual fund                        --           --         --           --           --       64,555           --
                                           -----------   ----------   --------     --------     --------     --------    ---------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                    8,202,481   12,160,405    335,651      321,092      190,775      652,142    1,006,693
      Cost of investments sold              (5,314,791)  (5,493,349)  (430,274)    (245,218)    (148,842)    (603,376)    (798,575)
                                           -----------   ----------   --------     --------     --------     --------    ---------
                                             2,887,690    6,667,056    (94,623)      75,874       41,933       48,766      208,118
                                           -----------   ----------   --------     --------     --------     --------    ---------
      Net realized gains (losses) on
         investments                         2,887,690    6,667,056    (94,623)      75,874       41,933      113,321      208,118
                                           -----------   ----------   --------     --------     --------     --------    ---------
   Net change in unrealized appreciation
      or depreciation of investments         1,868,756   15,530,599    267,701      290,550       43,428      (93,010)     341,935
                                           -----------   ----------   --------     --------     --------     --------    ---------
      Net gains (losses) on investments      4,756,446   22,197,655    173,078      366,424       85,361       20,311      550,053
                                           -----------   ----------   --------     --------     --------     --------    ---------
      Net increase (decrease) in net
         assets resulting from operations  $ 4,064,665   21,090,141    178,768      337,595       84,747       13,169      556,434
                                           ===========   ==========   ========     ========     ========     ========    =========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                                                                                                         FRANKLIN
                                            AMERICAN    AMERICAN  CREDIT SUISSE                                          LARGE CAP
                                            CENTURY     CENTURY       GLOBAL    FIDELITY VIP  FIDELITY VIP FIDELITY VIP   GROWTH
                                             ULTRA       VALUE      SMALL CAP    CONTRAFUND  EQUITY-INCOME    MID-CAP   SECURITIES
                                          -----------  ---------  ------------- ------------ ------------- ------------ ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund              $        --    257,253           --       732,493    4,273,526       113,700     32,759
   Mortality, expense charges and
      administrative charges (note 3)        (825,788)  (382,367)     (36,853)     (953,411)  (1,726,075)     (864,467)   (48,241)
                                          -----------  ---------    ---------    ----------   ----------    ----------   --------
      Investment income (loss) - net         (825,788)  (125,114)     (36,853)     (220,918)   2,547,451      (750,767)   (15,482)
                                          -----------  ---------    ---------    ----------   ----------    ----------   --------
Realized and unrealized gains (losses) on
   investments - net:
   Realized gain distributions from
      underlying mutual fund                       --  1,824,858           --     6,110,542   14,708,071     7,581,199         --
                                          -----------  ---------    ---------    ----------   ----------    ----------   --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                   2,950,095    916,853    1,330,732     8,052,596    9,876,137     9,172,915    752,844
      Cost of investments sold             (2,415,716)  (831,237)    (990,501)   (5,444,987)  (8,021,190)   (5,276,276)  (680,425)
                                          -----------  ---------    ---------    ----------   ----------    ----------   --------
                                              534,379     85,616      340,231     2,607,609    1,854,947     3,896,639     72,419
                                          -----------  ---------    ---------    ----------   ----------    ----------   --------
      Net realized gains (losses) on
         investments                          534,379  1,910,474      340,231     8,718,151   16,563,018    11,477,838     72,419
                                          -----------  ---------    ---------    ----------   ----------    ----------   --------
   Net change in unrealized appreciation
      or depreciation of investments       (2,385,585) 2,774,828       (8,972)   (1,781,394)   1,980,752    (4,100,224)   333,982
                                          -----------  ---------    ---------    ----------   ----------    ----------   --------
      Net gains (losses) on investments    (1,851,206) 4,685,302      331,259     6,936,757   18,543,770     7,377,614    406,401
                                          -----------  ---------    ---------    ----------   ----------    ----------   --------
      Net increase (decrease) in net
         assets resulting from operations $(2,676,994) 4,560,188      294,406     6,715,839   21,091,221     6,626,847    390,919
                                          ===========  =========    =========    ==========   ==========    ==========   ========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                           ---------------------------------------------------------------------------------------
                                                                       TEMPLETON                                          JANUS
                                             FRANKLIN      FRANKLIN   DEVELOPING   TEMPLETON      JANUS      JANUS        ASPEN
                                           MUTUAL SHARES   SMALL-MID    MARKETS   GLOBAL ASSET    ASPEN      ASPEN    INTERNATIONAL
                                            SECURITIES        CAP     SECURITIES   ALLOCATION   BALANCED     FORTY       GROWTH
                                           -------------  ----------  ----------  ------------  --------  ----------  -------------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund                $  224,604            --     426,065      635,154    149,326      39,698    1,000,296
   Mortality, expense charges and
      administrative charges (note 3)         (157,891)     (215,955)   (512,772)    (107,396)   (92,773)   (366,484)    (676,430)
                                            ----------     ---------  ----------   ----------   --------  ----------   ----------
      Investment income (loss) - net            66,713      (215,955)    (86,707)     527,758     56,553    (326,786)     323,866
                                            ----------     ---------  ----------   ----------   --------  ----------   ----------
Realized and unrealized gains (losses) on
   investments - net:
   Realized gain distributions from
      underlying mutual fund                   274,823            --          --      565,782         --          --           --
                                            ----------     ---------  ----------   ----------   --------  ----------   ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                      751,701     3,995,733   8,017,500    2,934,050    515,967   6,150,900    9,336,214
      Cost of investments sold                (511,808)   (3,170,712) (4,845,466)  (2,414,215)  (413,005) (5,730,519)  (6,222,473)
                                            ----------     ---------  ----------   ----------   --------  ----------   ----------
                                               239,893       825,021   3,172,034      519,835    102,962     420,381    3,113,741
                                            ----------     ---------  ----------   ----------   --------  ----------   ----------
      Net realized gains (losses) on
         investments                           514,716       825,021   3,172,034    1,085,617    102,962     420,381    3,113,741
                                            ----------     ---------  ----------   ----------   --------  ----------   ----------
   Net change in unrealized appreciation
      or depreciation of investments         1,160,485       533,805   6,083,251       84,629    486,151   1,917,548   15,754,125
                                            ----------     ---------  ----------   ----------   --------  ----------   ----------
      Net gains (losses) on investments      1,675,201     1,358,826   9,255,285    1,170,246    589,113   2,337,929   18,867,866
                                            ----------     ---------  ----------   ----------   --------  ----------   ----------
      Net increase (decrease) in net
         assets resulting from operations   $1,741,914     1,142,871   9,168,578    1,698,004    645,666   2,011,143   19,191,732
                                            ==========     =========  ==========   ==========   ========  ==========   ==========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                MFS         MFS         MFS                 OPPENHEIMER                 OPPENHEIMER
                                             INVESTORS    MID CAP       NEW        MFS        CAPITAL    OPPENHEIMER  INTERNATIONAL
                                           GROWTH STOCK    GROWTH    DISCOVERY    VALUE    APPRECIATION  HIGH INCOME     GROWTH
                                           ------------  ---------  ----------  ---------  ------------  -----------  -------------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund                       --          --           --    103,161      10,121     1,880,999        23,365
   Mortality, expense charges and
      administrative charges (note 3)       $ (22,256)    (19,063)    (183,621)   (94,407)    (46,728)     (395,921)      (88,793)
                                            ---------    --------   ----------  ---------   ---------    ----------     ---------
      Investment income (loss) - net          (22,256)    (19,063)    (183,621)     8,754     (36,607)    1,485,078       (65,428)
                                            ---------    --------   ----------  ---------   ---------    ----------     ---------
Realized and unrealized gains (losses) on
   investments - net:
   Realized gain distributions from
      underlying mutual fund                       --      47,179      225,854    149,165          --            --            --
                                            ---------    --------   ----------  ---------   ---------    ----------     ---------
   Realized gains (losses) on sales of
      investments:                            205,351     330,247    1,878,704  1,197,255   1,065,116     1,530,082     1,091,846
      Proceeds from sales                    (169,901)   (306,037)  (1,591,923)  (931,669)   (893,099)   (1,545,126)     (755,125)
                                            ---------    --------   ----------  ---------   ---------    ----------     ---------
      Cost of investments sold                 35,450      24,210      286,781    265,586     172,017       (15,044)      336,721
                                            ---------    --------   ----------  ---------   ---------    ----------     ---------
   Net realized gains (losses) on
      investments                              35,450      71,389      512,635    414,751     172,017       (15,044)      336,721
                                            ---------    --------   ----------  ---------   ---------    ----------     ---------
Net change in unrealized appreciation or
   depreciation of investments                 72,200     (48,470)   1,027,778    708,458     227,571       699,305     1,347,581
                                            ---------    --------   ----------  ---------   ---------    ----------     ---------
   Net gains (losses) on investments          107,650      22,919    1,540,413  1,123,209     399,588       684,261     1,684,302
                                            ---------    --------   ----------  ---------   ---------    ----------     ---------
   Net increase (decrease) in net assets
      resulting from operations             $  85,394       3,856    1,356,792  1,131,963     362,981     2,169,339     1,618,874
                                            =========    ========   ==========  =========   =========    ==========     =========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                            PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT                         VAN KAMPEN
                                           GROWTH AND  INTERNATIONAL       NEW          NEW     PUTNAM VT  VAN KAMPEN   STRATEGIC
                                             INCOME       GROWTH      OPPORTUNITIES    VALUE     VOYAGER    COMSTOCK     GROWTH
                                           ----------  -------------  -------------  ---------  ---------  ----------  ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund               $  33,799        77,788            --       34,101      1,092      104,635         --
   Mortality, expense charges and
      administrative charges (note 3)        (32,221)     (179,177)       (6,315)     (48,590)   (13,577)     (94,304)       434
                                           ---------    ----------       -------     --------   --------   ----------   --------
      Investment income (loss) - net           1,578      (101,389)       (6,315)     (14,489)   (12,485)      10,331        434
                                           ---------    ----------       -------     --------   --------   ----------   --------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                  52,649            --            --      216,331         --      486,483         --
                                           ---------    ----------       -------     --------   --------   ----------   --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                    255,488     2,466,810       124,064      720,815    187,803    1,408,739    145,719
      Cost of investments sold              (191,025)   (1,590,349)      (97,107)    (579,378)  (161,239)  (1,141,738)  (127,367)
                                           ---------    ----------       -------     --------   --------   ----------   --------
                                              64,463       876,461        26,957      141,437     26,564      267,001     18,352
                                           ---------    ----------       -------     --------   --------   ----------   --------
      Net realized gains (losses) on
         investments                         117,112       876,461        26,957      357,768     26,564      753,484     18,352
                                           ---------    ----------       -------     --------   --------   ----------   --------
   Net change in unrealized appreciation
      or depreciation of investments         216,783     2,118,428         6,285      124,296     21,098      385,579     (7,792)
                                           ---------    ----------       -------     --------   --------   ----------   --------
      Net gains (losses) on investments      333,895     2,994,889        33,242      482,064     47,662    1,139,063     10,560
                                           ---------    ----------       -------     --------   --------   ----------   --------
      Net increase (decrease) in net
         assets resulting from operations  $ 335,473     2,893,500        26,927      467,575     35,177    1,149,394     10,994
                                           =========    ==========       =======     ========   ========   ==========   ========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------------
                                                                                   WADDELL       WADDELL                   WADDELL
                                          VAN KAMPEN    WADDELL      WADDELL        & REED        & REED      WADDELL      & REED
                                          GROWTH AND     & REED       & REED    INTERNATIONAL   SMALL CAP      & REED     MICRO-CAP
                                            INCOME      BALANCED      GROWTH        VALUE         GROWTH       VALUE       GROWTH
                                          ----------  -----------  -----------  -------------  -----------  -----------  -----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund               $ 28,251     2,342,798           --     5,268,783            --    1,470,860          --
   Mortality, expense charges and
      administrative charges (note 3)       (33,619)   (2,263,093)  (2,249,583)   (2,875,842)   (1,111,364)  (1,064,280)   (312,836)
                                           --------   -----------  -----------   -----------   -----------  -----------  ----------
      Investment income (loss) - net         (5,368)       79,705   (2,249,583)    2,392,941    (1,111,364)     406,580    (312,836)
                                           --------   -----------  -----------   -----------   -----------  -----------  ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                187,654       574,539           --    15,107,657     7,853,346    2,992,168          --
                                           --------   -----------  -----------   -----------   -----------  -----------  ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                   617,142    43,524,511   34,138,856    33,341,708    16,563,091   15,447,198   5,574,842
      Cost of investments sold             (507,467)  (41,696,895) (34,556,079)  (23,164,876)  (16,386,087) (13,309,986) (4,642,123)
                                           --------   -----------  -----------   -----------   -----------  -----------  ----------
                                            109,675     1,827,616     (417,223)   10,176,832       177,004    2,137,212     932,719
                                           --------   -----------  -----------   -----------   -----------  -----------  ----------
      Net realized gains (losses) on
         investments                        297,329     2,402,155     (417,223)   25,284,489     8,030,350    5,129,380     932,719
                                           --------   -----------  -----------   -----------   -----------  -----------  ----------
   Net change in unrealized appreciation
      or depreciation of investments        177,071    14,504,521    9,384,959    26,727,647    (3,755,140)   6,382,930   1,563,126
                                           --------   -----------  -----------   -----------   -----------  -----------  ----------
      Net gains (losses) on investments     474,400    16,906,676    8,967,736    52,012,136     4,275,210   11,512,310   2,495,845
                                           --------   -----------  -----------   -----------   -----------  -----------  ----------
      Net increase (decrease) in net
         assets resulting from operations  $469,032    16,986,381    6,718,153    54,405,077     3,163,846   11,918,890   2,183,009
                                           ========   ===========  ===========   ===========   ===========  ===========  ==========

See accompanying notes to financial statements

                                                                         SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------
                                             WADDELL     WADDELL     WADDELL      WADDELL      WADDELL               WADDELL
                                             & REED      & REED      & REED        & REED       & REED     WADDELL   & REED
                                            SMALL CAP     CORE        ASSET    INTERNATIONAL   SCIENCE &   & REED   DIVIDEND
                                              VALUE      EQUITY     STRATEGY       GROWTH     TECHNOLOGY    BOND     INCOME
                                           ----------  ----------  ----------  -------------  ----------  --------  ---------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund               $3,814,996     162,171   1,446,604      107,489            --   697,424   115,938
   Mortality, expense charges and
      administrative charges (note 3)        (928,210)   (241,550)   (731,518)    (220,754)     (306,732) (154,398) (113,963)
                                           ----------  ----------  ----------    ---------    ----------  --------  --------
      Investment income (loss) - net        2,886,786     (79,379)    715,086     (113,265)     (306,732)  543,026     1,975
                                           ----------  ----------  ----------    ---------    ----------  --------  --------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                2,120,341     524,025   8,895,883           --       612,164     4,773    47,129
                                           ----------  ----------  ----------    ---------    ----------  --------  --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                   8,160,297   3,214,898   4,225,792    1,328,975     2,232,011   274,923   657,743
      Cost of investments sold             (6,350,907) (2,813,954) (3,122,796)    (977,212)   (1,607,776) (293,083) (494,826)
                                           ----------  ----------  ----------    ---------    ----------  --------  --------
                                            1,809,390     400,944   1,102,996      351,763       624,235   (18,160)  162,917
                                           ----------  ----------  ----------    ---------    ----------  --------  --------
      Net realized gains (losses) on
         investments                        3,929,731     924,969   9,998,879      351,763     1,236,399   (13,387)  210,046
                                           ----------  ----------  ----------    ---------    ----------  --------  --------
   Net change in unrealized appreciation
      or depreciation of investments        2,881,907   1,539,320  (4,032,635)   2,308,042       199,285  (159,115)  735,494
                                           ----------  ----------  ----------    ---------    ----------  --------  --------
      Net gains (losses) on investments     6,811,638   2,464,289   5,966,244    2,659,805     1,435,684  (172,502)  945,540
                                           ----------  ----------  ----------    ---------    ----------  --------  --------
      Net increase (decrease) in net
         assets resulting from operations  $9,698,424   2,384,910   6,681,330    2,546,540     1,128,952   370,524   947,515
                                           ==========  ==========  ==========    =========    ==========  ========  ========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ---------------------------------------------------------------------------------------
                                             WADDELL      WADDELL      WADDELL     WADDELL     WADDELL       WADDELL       WADDELL
                                             & REED       & REED       & REED      & REED       & REED        & REED       & REED
                                              HIGH     LIMITED-TERM     MONEY     MORTGAGE   REAL ESTATE  GLOBAL NATURAL   MID CAP
                                             INCOME        BOND        MARKET    SECURITIES   SECURITIES     RESOURCES     GROWTH
                                           ----------  ------------  ----------  ----------  -----------  --------------  --------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund               $1,353,545     112,128       149,149     564,991     144,603        718,615      30,443
   Mortality, expense charges and
      administrative charges (note 3)        (222,463)    (41,195)      (50,274)   (191,726)   (150,393)      (284,091)    (91,991)
                                           ----------    --------    ----------  ----------   ---------     ----------    --------
      Investment income (loss) - net        1,131,082      70,933        98,875     373,265      (5,790)       434,524     (61,548)
                                           ----------    --------    ----------  ----------   ---------     ----------    --------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                       --          --            --          --     235,128        108,895          --
                                           ----------    --------    ----------  ----------   ---------     ----------    --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                     337,075     345,134     2,421,015   6,401,397     511,406      2,689,508     265,396
      Cost of investments sold               (341,793)   (352,350)   (2,421,015) (6,319,287)   (347,768)    (1,958,333)   (217,980)
                                           ----------    --------    ----------  ----------   ---------     ----------    --------
                                               (4,718)     (7,216)           --      82,110     163,638        731,175      47,416
                                           ----------    --------    ----------  ----------   ---------     ----------    --------
      Net realized gains (losses) on
         investments                           (4,718)     (7,216)           --      82,110     398,766        840,070      47,416
                                           ----------    --------    ----------  ----------   ---------     ----------    --------
   Net change in unrealized appreciation
      or depreciation of investments          140,952       4,289            --      (6,018)  1,882,406      1,263,970     441,372
                                           ----------    --------    ----------  ----------   ---------     ----------    --------
      Net gains (losses) on investments       136,234      (2,927)           --      76,092   2,281,172      2,104,040     488,788
                                           ----------    --------    ----------  ----------   ---------     ----------    --------
      Net increase (decrease) in net
         assets resulting from operations  $1,267,316      68,006        98,875     449,357   2,275,382      2,538,564     427,240
                                           ==========    ========    ==========  ==========   =========     ==========    ========

See accompanying notes to financial statements.

                                            SEGREGATED SUB-ACCOUNTS
                                            -----------------------
                                                 WADDELL & REED
                                                     ENERGY*
                                                 --------------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund                        $  14,116
   Mortality, expense charges and
      administrative charges (note 3)                 (21,083)
                                                    ---------
      Investment income (loss) - net                   (6,967)
                                                    ---------
Realized and unrealized gains (losses) on
   investments - net:
   Realized gain distributions from
      underlying mutual fund                               --
                                                    ---------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                             198,012
      Cost of investments sold                       (216,053)
                                                    ---------
                                                      (18,041)
                                                    ---------
      Net realized gains (losses) on
         investments                                  (18,041)
                                                    ---------

   Net change in unrealized appreciation
      or depreciation of investments                 (126,606)
                                                    ---------
      Net gains (losses) on investments              (144,647)
                                                    ---------
      Net increase (decrease) in net
         assets resulting from operations           $(151,614)
                                                    =========

* For the period from May 1, 2006 (commencement of operations) to December 31, 2006.

See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2006

                                                                            SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------------
                                                                                                ADVANTUS
                                                                                                MATURING    ADVANTUS
                                                          ADVANTUS     ADVANTUS     ADVANTUS   GOVERNMENT   MATURING      ADVANTUS
                                            ADVANTUS       MONEY        INDEX       MORTGAGE   BOND 2006   GOVERNMENT  INTERNATIONAL
                                              BOND         MARKET        500       SECURITIES      (A)      BOND 2010       BOND
                                          ------------  -----------  -----------  -----------  ----------  ----------  -------------
Operations:
   Investment income (loss) - net         $ (2,312,492)   1,049,864   (2,771,469)  (1,627,756)    (28,914)    (53,563)    (561,429)
   Net realized gains (losses) on
      investments                            3,583,125           --   10,523,427    4,101,000     382,830     128,729    3,353,188
   Net change in unrealized appreciation
      or depreciation of investments         4,433,079           --   24,314,083    2,313,170    (372,261)   (118,609)  (1,733,114)
                                          ------------  -----------  -----------  -----------  ----------  ----------  -----------
Net increase (decrease) in net assets
   resulting from operations                 5,703,712    1,049,864   32,066,041    4,786,414     (18,345)    (43,443)   1,058,645
                                          ------------  -----------  -----------  -----------  ----------  ----------  -----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments               29,576,779   29,788,985   12,416,013    9,816,809     108,549     584,320    8,797,197
   Contract withdrawals and charges        (20,081,899) (24,487,755) (42,487,081) (22,630,348) (3,923,653) (1,454,850) (13,904,328)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                   (26,971)       1,525      102,332      (21,986)      2,560       4,194          109
   Annuity benefit payments                   (284,240)     (18,164)  (6,516,860)    (284,956)    (18,154)    (28,749)     (27,655)
                                          ------------  -----------  -----------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from
   contract transactions                     9,183,669    5,284,591  (36,485,595) (13,120,482) (3,830,698)   (895,085)  (5,134,678)
                                          ------------  -----------  -----------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets           14,887,381    6,334,455   (4,419,554)  (8,334,068) (3,849,043)   (938,528)  (4,076,033)
Net assets at the beginning of year        167,438,312   38,026,666  251,778,154  129,479,133   3,849,043   4,859,126   43,877,149
                                          ------------  -----------  -----------  -----------  ----------  ----------  -----------
Net assets at the end of year             $182,325,693   44,361,121  247,358,600  121,145,065          --   3,920,598   39,801,116
                                          ============  ===========  ===========  ===========  ==========  ==========  ===========

(a) For the period January 1, 2006 to September 15, 2006. Pursuant to the terms of the prospectus, the Maturing Government Bond 2006 sub-account made a liquidating distribution and ceased operations on September 15, 2006.

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                                                                                            AIM V.I.     AMERICAN
                                            ADVANTUS     ADVANTUS                 AIM V.I.                    DENT        CENTURY
                                            INDEX 400   REAL ESTATE   AIM V.I.     CAPITAL     AIM V.I.    DEMOGRAPHIC    INCOME
                                             MID-CAP    SECURITIES    BALANCED  APPRECIATION  CORE EQUITY    TRENDS     AND GROWTH
                                          ------------  -----------  ---------  ------------  -----------  -----------  ----------
Operations:
   Investment income (loss) - net          $  (691,781)  (1,107,514)     5,690     (28,829)        (614)      (7,142)        6,381
   Net realized gains (losses) on
      investments                            2,887,690    6,667,056    (94,623)     75,874       41,933      113,321       208,118
   Net change in unrealized appreciation
      or depreciation of investments         1,868,756   15,530,599    267,701     290,550       43,428      (93,010)      341,935
                                           -----------   ----------  ---------   ---------     --------     --------     ---------
Net increase (decrease) in net assets
   resulting from operations                 4,064,665   21,090,141    178,768     337,595       84,747       13,169       556,434
                                           -----------   ----------  ---------   ---------     --------     --------     ---------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments               11,519,997   10,444,903    240,021   4,513,596      145,908       54,159       474,353
   Contract withdrawals and charges         (7,973,817) (11,688,452)  (314,804)   (328,448)    (183,813)    (646,405)     (967,931)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                      (302)     (11,454)       (57)         --           --           --            --
   Annuity benefit payments                    (64,421)    (139,895)       (61)         --           --           --            --
                                           -----------   ----------  ---------   ---------     --------     --------     ---------
Increase (decrease) in net assets from
   contract transactions                     3,481,457   (1,394,898)   (74,900)  4,185,148      (37,905)    (592,246)     (493,578)
                                           -----------   ----------  ---------   ---------     --------     --------     ---------
Increase (decrease) in net assets            7,546,122   19,695,243    103,868   4,522,743       46,842     (579,077)       62,856
Net assets at the beginning of year         47,378,374   73,377,688  2,094,513   1,846,022      633,520      579,077     4,008,703
                                           -----------   ----------  ---------   ---------     --------     --------     ---------
Net assets at the end of year              $54,924,496   93,072,931  2,198,381   6,368,765      680,362           --     4,071,559
                                           ===========   ==========  =========   =========     ========     ========     =========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                                                       CREDIT                                            FRANKLIN
                                            AMERICAN      AMERICAN     SUISSE     FIDELITY                   FIDELITY    LARGE CAP
                                             CENTURY       CENTURY     GLOBAL        VIP      FIDELITY VIP      VIP       GROWTH
                                              ULTRA         VALUE     SMALL CAP  CONTRAFUND  EQUITY-INCOME    MID-CAP   SECURITIES
                                          ------------  -----------  ----------  ----------  -------------  ----------  ----------
Operations:
   Investment income (loss) - net         $  (825,788)    (125,114)     (36,853)   (220,918)    2,547,451     (750,767)   (15,482)
   Net realized gains (losses) on
      investments                             534,379    1,910,474      340,231   8,718,151    16,563,018   11,477,838     72,419
   Net change in unrealized appreciation
      or depreciation of investments       (2,385,585)   2,774,828       (8,972) (1,781,394)    1,980,752   (4,100,224)   333,982
                                          -----------   ----------    ---------  ----------   -----------   ----------  ---------
Net increase (decrease) in net assets
   resulting from operations               (2,676,994)   4,560,188      294,406   6,715,839    21,091,221    6,626,847    390,919
                                          -----------   ----------    ---------  ----------   -----------   ----------  ---------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments              11,731,784   15,369,431      931,574  14,441,157    17,385,502    8,194,513    560,556
   Contract withdrawals and charges        (2,743,884)    (899,608)  (1,307,801) (7,670,936)   (9,279,608)  (8,760,570)  (728,207)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                  (10,527)         105           --       1,634       (12,163)      (2,708)        --
   Annuity benefit payments                   (59,759)      (1,804)          --     (66,331)     (141,588)     (87,494)        --
                                          -----------   ----------    ---------  ----------   -----------   ----------  ---------
Increase (decrease) in net assets from
   contract transactions                    8,917,614   14,468,123     (376,227)  6,705,524     7,952,143     (656,259)  (167,651)
                                          -----------   ----------    ---------  ----------   -----------   ----------  ---------
Increase (decrease) in net assets           6,240,620   19,028,311      (81,821) 13,421,363    29,043,364    5,970,588    223,268
Net assets at the beginning of year        53,707,834   18,425,516    2,966,300  63,536,106   111,538,045   60,869,243  4,187,619
                                          -----------   ----------    ---------  ----------   -----------   ----------  ---------
Net assets at the end of year             $59,948,454   37,453,827    2,884,479  76,957,469   140,581,409   66,839,831  4,410,887
                                          ===========   ==========    =========  ==========   ===========   ==========  =========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                           -------------------------------------------------------------------------------------
                                             FRANKLIN                TEMPLETON   TEMPLETON                             JANUS
                                              MUTUAL     FRANKLIN   DEVELOPING    GLOBAL       JANUS      JANUS        ASPEN
                                              SHARES     SMALL-MID    MARKETS      ASSET       ASPEN      ASPEN    INTERNATIONAL
                                            SECURITIES      CAP     SECURITIES  ALLOCATION   BALANCED     FORTY       GROWTH
                                           -----------  ----------  ----------  ----------  ---------  ----------  -------------
Operations:
   Investment income (loss) - net          $    66,713    (215,955)    (86,707)    527,758     56,553    (326,786)     323,866
   Net realized gains (losses) on
      investments                              514,716     825,021   3,172,034   1,085,617    102,962     420,381    3,113,741
   Net change in unrealized appreciation
      or depreciation of investments         1,160,485     533,805   6,083,251      84,629    486,151   1,917,548   15,754,125
                                           -----------  ----------  ----------  ----------  ---------  ----------   ----------
Net increase (decrease) in net assets
   resulting from operations                 1,741,914   1,142,871   9,168,578   1,698,004    645,666   2,011,143   19,191,732
                                           -----------  ----------  ----------  ----------  ---------  ----------   ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                4,511,381   2,217,954  12,174,033   2,991,391  3,419,250   5,459,590   25,605,001
   Contract withdrawals and charges           (732,477) (3,876,686) (7,862,661) (2,873,695)  (466,906) (5,945,615)  (9,310,604)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                       605         463       6,582         175         --       1,542        1,728
   Annuity benefit payments                     (3,154)    (16,667)    (58,546)    (13,990)        --     (30,659)     (36,106)
                                           -----------  ----------  ----------  ----------  ---------  ----------   ----------
Increase (decrease) in net assets from
   contract transactions                     3,776,355  (1,674,937)  4,259,408     103,882  2,952,344    (515,142)  16,260,019
                                           -----------  ----------  ----------  ----------  ---------  ----------   ----------
Increase (decrease) in net assets            5,518,269    (532,066) 13,427,986   1,801,886  3,598,010   1,496,001   35,451,751
Net assets at the beginning of year          8,646,972  16,169,125  32,568,213   8,922,125  4,992,986  26,733,562   35,317,388
                                           -----------  ----------  ----------  ----------  ---------  ----------   ----------
Net assets at the end of year              $14,165,241  15,637,059  45,996,199  10,724,011  8,590,996  28,229,563   70,769,139
                                           ===========  ==========  ==========  ==========  =========  ==========   ==========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                           ---------------------------------------------------------------------------------------
                                               MFS
                                            INVESTORS     MFS         MFS                  OPPENHEIMER                OPPENHEIMER
                                             GROWTH     MID CAP       NEW         MFS        CAPITAL    OPPENHEIMER  INTERNATIONAL
                                              STOCK      GROWTH    DISCOVERY     VALUE    APPRECIATION  HIGH INCOME     GROWTH
                                           ----------  ---------  ----------  ----------  ------------  -----------  -------------
Operations:
   Investment income (loss) - net          $  (22,256)   (19,063)   (183,621)      8,754      (36,607)    1,485,078       (65,428)
   Net realized gains (losses) on
      investments                              35,450     71,389     512,635     414,751      172,017       (15,044)      336,721
   Net change in unrealized appreciation
      or depreciation of investments           72,200    (48,470)  1,027,778     708,458      227,571       699,305     1,347,581
                                           ----------  ---------  ----------  ----------   ----------    ----------    ----------
Net increase (decrease) in net assets
   resulting from operations                   85,394      3,856   1,356,792   1,131,963      362,981     2,169,339     1,618,874
                                           ----------  ---------  ----------  ----------   ----------    ----------    ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                 318,463    208,616     846,086   1,828,908      799,032     7,973,683     1,237,560
   Contract withdrawals and charges          (190,949)  (321,710) (1,763,333) (1,147,200)  (1,053,345)   (1,437,393)   (1,053,154)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                       --         --      (2,827)        294           --        (7,642)           --
   Annuity benefit payments                        --         --     (20,268)     (6,069)          --       (43,566)           --
                                           ----------  ---------  ----------  ----------   ----------    ----------    ----------
Increase (decrease) in net assets from
   contract transactions                      127,514   (113,094)   (940,342)    675,933     (254,313)    6,485,081       184,406
                                           ----------  ---------  ----------  ----------   ----------    ----------    ----------
Increase (decrease) in net assets             212,908   (109,238)    416,450   1,807,896      108,668     8,654,420     1,803,280
Net assets at the beginning of year         1,464,840  1,384,416  12,441,484   5,593,102    5,339,977    24,423,870     5,809,847
                                           ----------  ---------  ----------  ----------   ----------    ----------    ----------
Net assets at the end of year              $1,677,748  1,275,178  12,857,934   7,400,998    5,448,645    33,078,290     7,613,127
                                           ==========  =========  ==========  ==========   ==========    ==========    ==========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                            PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT                         VAN KAMPEN
                                           GROWTH AND  INTERNATIONAL       NEW          NEW     PUTNAM VT  VAN KAMPEN   STRATEGIC
                                             INCOME        GROWTH     OPPORTUNITIES    VALUE     VOYAGER    COMSTOCK     GROWTH
                                           ----------  -------------  -------------  ---------  ---------  ----------  ----------
Operations:
   Investment income (loss) - net          $    1,578      (101,389)      (6,315)      (14,489)   (12,485)     10,331        434
   Net realized gains (losses) on
      investments                             117,112       876,461       26,957       357,768     26,564     753,484     18,352
   Net change in unrealized appreciation
      or depreciation of investments          216,783     2,118,428        6,285       124,296     21,098     385,579     (7,792)
                                           ----------    ----------     --------     ---------  ---------  ----------   --------
Net increase (decrease) in net assets
   resulting from operations                  335,473     2,893,500       26,927       467,575     35,177   1,149,394     10,994
                                           ----------    ----------     --------     ---------  ---------  ----------   --------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                 427,146       706,343      135,260       892,653     98,011   1,477,770    165,061
   Contract withdrawals and charges          (232,333)   (2,336,285)    (133,074)     (690,895)  (178,675) (1,387,016)  (149,453)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                       --            12           --            --         --        (162)        --
   Annuity benefit payments                        --        (1,372)          --            --         --        (692)        --
                                           ----------    ----------     --------     ---------  ---------  ----------   --------
Increase (decrease) in net assets from
   contract transactions                      194,813    (1,631,302)       2,186       201,758    (80,664)     89,900     15,608
                                           ----------    ----------     --------     ---------  ---------  ----------   --------
Increase (decrease) in net assets             530,286     1,262,198       29,113       669,333    (45,487)  1,239,294     26,602
Net assets at the beginning of year         2,132,396    12,022,953      409,320     3,114,875  1,018,315   7,576,060    400,604
                                           ----------    ----------     --------     ---------  ---------  ----------   --------
Net assets at the end of year              $2,662,682    13,285,151      438,433     3,784,208    972,828   8,815,354    427,206
                                           ==========    ==========     ========     =========  =========  ==========   ========

See accompanying notes to financial statements.

                                                        SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------
                                           VAN KAMPEN    WADDELL      WADDELL    WADDELL & REED
                                           GROWTH AND     & REED       & REED     INTERNATIONAL
                                             INCOME      BALANCED      GROWTH         VALUE
                                           ----------  -----------  -----------  --------------
Operations:
   Investment income (loss) - net          $   (5,368)      79,705   (2,249,583)     2,392,941
   Net realized gains (losses)
      on investments                          297,329    2,402,155     (417,223)    25,284,489
   Net change in unrealized appreciation
      or depreciation of investments          177,071   14,504,521    9,384,959     26,727,647
                                           ----------  -----------  -----------    -----------
Net increase (decrease) in net assets
      resulting from operations               469,032   16,986,381    6,718,153     54,405,077
                                           ----------  -----------  -----------    -----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments               1,432,402    4,712,601   31,551,309     23,567,171
   Contract withdrawals and charges          (605,581) (41,434,457) (32,755,444)   (31,690,042)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                               --       28,274       18,073         (6,172)
   Annuity benefit payments                        --     (539,577)    (262,301)      (269,279)
                                           ----------  -----------  -----------    -----------
Increase (decrease) in net assets from
   contract transactions                      826,821  (37,233,159)  (1,448,364)    (8,398,322)
                                           ----------  -----------  -----------    -----------
Increase (decrease) in net assets           1,295,853  (20,246,778)   5,269,789     46,006,755
Net assets at the beginning of year         2,475,426  192,091,468  176,693,639    198,919,230
                                           ----------  -----------  -----------    -----------
Net assets at the end of year              $3,771,279  171,844,690  181,963,428    244,925,985
                                           ==========  ===========  ===========    ===========


                                                        SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------
                                           WADDELL & REED                  WADDELL & REED
                                              SMALL CAP    WADDELL & REED     MICRO-CAP
                                               GROWTH          VALUE           GROWTH
                                           --------------  --------------  --------------
Operations:
   Investment income (loss) - net            (1,111,364)       406,580         (312,836)
   Net realized gains (losses)
      on investments                          8,030,350      5,129,380          932,719
   Net change in unrealized appreciation
      or depreciation of investments         (3,755,140)     6,382,930        1,563,126
                                            -----------    -----------       ----------
Net increase (decrease) in net assets
      resulting from operations               3,163,846     11,918,890        2,183,009
                                            -----------    -----------       ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                 8,009,809     14,790,263        4,307,881
   Contract withdrawals and charges         (15,786,059)   (14,792,737)      (5,422,700)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                              5,384           (673)           1,231
   Annuity benefit payments                    (149,214)      (135,288)         (40,002)
                                            -----------    -----------       ----------
Increase (decrease) in net assets from
   contract transactions                     (7,920,080)      (138,435)      (1,153,591)
                                            -----------    -----------       ----------
Increase (decrease) in net assets            (4,756,234)    11,780,455        1,029,418
Net assets at the beginning of year          87,797,909     78,226,417       22,102,445
                                            -----------    -----------       ----------
Net assets at the end of year                83,041,675     90,006,872       23,131,863
                                            ===========    ===========       ==========

See accompanying notes to financial statements.

                                                               SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------
                                           WADDELL & REED                  WADDELL & REED  WADDELL & REED
                                             SMALL CAP     WADDELL & REED       ASSET      INTERNATIONAL
                                               VALUE        CORE EQUITY       STRATEGY         GROWTH
                                           --------------  --------------  --------------  --------------
Operations:
   Investment income (loss) - net           $ 2,886,786         (79,379)        715,086        (113,265)
   Net realized gains (losses) on
      investments                             3,929,731         924,969       9,998,879         351,763
   Net change in unrealized appreciation
      or depreciation of investments          2,881,907       1,539,320      (4,032,635)      2,308,042
                                            -----------      ----------      ----------      ----------
Net increase (decrease) in net assets
   resulting from operations                  9,698,424       2,384,910       6,681,330       2,546,540
                                            -----------      ----------      ----------      ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                11,923,965       5,147,257      36,468,227       7,456,508
   Contract withdrawals and charges          (7,822,571)     (3,105,375)     (4,224,057)     (1,282,600)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                      4,667           2,641           3,486             274
   Annuity benefit payments                     (97,282)        (82,972)        (80,730)         (7,296)
                                            -----------      ----------      ----------      ----------
Increase (decrease) in net assets from
   contract transactions                      4,008,780       1,961,551      32,166,926       6,166,885
                                            -----------      ----------      ----------      ----------
Increase (decrease) in net assets            13,707,204       4,346,461      38,848,256       8,713,425
Net assets at the beginning of year          61,221,795      14,988,107      27,458,131      10,108,539
                                            -----------      ----------      ----------      ----------
Net assets at the end of year               $74,928,999      19,334,568      66,306,387      18,821,964
                                            ===========      ==========      ==========      ==========

                                                        SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------
                                           WADDELL & REED                   WADDELL & REED
                                             SCIENCE &     WADDELL & REED      DIVIDEND
                                             TECHNOLOGY         BOND            INCOME
                                           --------------  --------------   --------------
Operations:
   Investment income (loss) - net              (306,732)        543,026           1,975
   Net realized gains (losses) on
      investments                             1,236,399         (13,387)        210,046
   Net change in unrealized appreciation
      or depreciation of investments            199,285        (159,115)        735,494
                                             ----------      ----------       ---------
Net increase (decrease) in net assets
   resulting from operations                  1,128,952         370,524         947,515
                                             ----------      ----------       ---------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                 7,854,586       8,698,838       3,945,815
   Contract withdrawals and charges          (2,181,228)       (339,193)       (639,314)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                         15              --              --
   Annuity benefit payments                      (1,629)             --              --
                                             ----------      ----------       ---------
Increase (decrease) in net assets from
   contract transactions                      5,671,744       8,359,645       3,306,501
                                             ----------      ----------       ---------
Increase (decrease) in net assets             6,800,696       8,730,169       4,254,016
Net assets at the beginning of year          15,714,685       7,278,080       5,422,956
                                             ----------      ----------       ---------
Net assets at the end of year                22,515,381      16,008,249       9,676,972
                                             ==========      ==========       =========

See accompanying notes to financial statements.

                                                             SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------
                                           WADDELL & REED  WADDELL & REED  WADDELL & REED  WADDELL & REED
                                                HIGH        LIMITED-TERM        MONEY         MORTGAGE
                                               INCOME           BOND           MARKET        SECURITIES
                                           --------------  --------------  --------------  --------------
Operations:
   Investment income (loss) - net           $ 1,131,082         70,933           98,875         373,265
   Net realized gains (losses) on
      investments                                (4,718)        (7,216)              --          82,110
   Net change in unrealized appreciation
      or depreciation of investments            140,952          4,289               --          (6,018)
                                            -----------      ---------       ----------      ----------
Net increase (decrease) in net assets
   resulting from operations                  1,267,316         68,006           98,875         449,357
                                            -----------      ---------       ----------      ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                 7,917,531      1,053,942        6,508,345       1,914,905
   Contract withdrawals and charges            (357,961)      (324,714)      (2,429,789)     (6,330,636)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                         --             --               --              --
   Annuity benefit payments                          --             --               --              --
                                            -----------      ---------       ----------      ----------
Increase (decrease) in net assets from
   contract transactions                      7,559,570        729,228        4,078,556      (4,415,731)
                                            -----------      ---------       ----------      ----------
Increase (decrease) in net assets             8,826,886        797,234        4,177,431      (3,966,374)
Net assets at the beginning of year          10,882,992      2,330,119        1,267,807      16,432,550
                                            -----------      ---------       ----------      ----------
Net assets at the end of year               $19,709,878      3,127,353        5,445,238      12,466,176
                                            ===========      =========       ==========      ==========

                                                       SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------
                                           WADDELL & REED  WADDELL & REED  WADDELL & REED
                                            REAL ESTATE    GLOBAL NATURAL     MID CAP
                                             SECURITIES      RESOURCES         GROWTH
                                           --------------  --------------  --------------
Operations:
   Investment income (loss) - net                (5,790)        434,524        (61,548)
   Net realized gains (losses) on
      investments                               398,766         840,070         47,416
   Net change in unrealized appreciation
      or depreciation of investments          1,882,406       1,263,970        441,372
                                             ----------      ----------      ---------
Net increase (decrease) in net assets
   resulting from operations                  2,275,382       2,538,564        427,240
                                             ----------      ----------      ---------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                 3,535,674      14,342,857      3,777,236
   Contract withdrawals and charges            (482,947)     (2,674,372)      (266,799)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                         --              --             --
   Annuity benefit payments                          --              --             --
                                             ----------      ----------      ---------
Increase (decrease) in net assets from
   contract transactions                      3,052,727      11,668,485      3,510,437
                                             ----------      ----------      ---------
Increase (decrease) in net assets             5,328,109      14,207,049      3,937,677
Net assets at the beginning of year           7,096,518       7,594,590      4,387,548
                                             ----------      ----------      ---------
Net assets at the end of year                12,424,627      21,801,639      8,325,225
                                             ==========      ==========      =========

See accompanying notes to financial statements.

                                           SEGREGATED SUB-ACCOUNTS
                                           -----------------------
                                               WADDELL & REED
                                                   ENERGY*
                                           -----------------------
Operations:
   Investment income (loss) - net                $   (6,967)
   Net realized gains (losses) on
      investments                                   (18,041)
   Net change in unrealized appreciation
      or depreciation of investments               (126,606)
                                                 ----------
Net increase (decrease) in net assets
      resulting from operations                    (151,614)
                                                 ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                     3,068,132
   Contract withdrawals and charges                (187,445)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                             --
   Annuity benefit payments                              --
                                                 ----------
Increase (decrease) in net assets from
   contract transactions                          2,880,687
                                                 ----------
Increase (decrease) in net assets                 2,729,073
Net assets at the beginning of period                    --
                                                 ----------
Net assets at the end of period                  $2,729,073
                                                 ==========

* For the period from May 1, 2006 (commencement of operations) to December 31, 2006.

See accompanying notes to financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                      SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------------
                                                                                                ADVANTUS    ADVANTUS
                                                          ADVANTUS     ADVANTUS     ADVANTUS    MATURING    MATURING     ADVANTUS
                                            ADVANTUS       MONEY        INDEX       MORTGAGE   GOVERNMENT  GOVERNMENT  INTERNATIONAL
                                              BOND         MARKET        500       SECURITIES   BOND 2006   BOND 2010       BOND
                                          ------------  -----------  -----------  -----------  ----------  ----------  -------------
Operations:
   Investment income (loss) - net         $ (2,105,348)     538,557   (2,931,136)  (1,745,659)    (55,043)    (70,308)    (579,318)
   Net realized gains (losses) on
      investments                            3,488,338           --    7,096,255    3,737,446     194,841     344,780    1,101,434
   Net change in unrealized appreciation
      or depreciation of investments           391,795           --    3,678,802       81,765    (233,643)   (352,162)  (5,438,030)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Net increase (decrease) in net assets
   resulting from operations                 1,774,785      538,557    7,843,921    2,073,552     (93,845)    (77,690)  (4,915,914)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments               30,186,284   34,550,763   11,939,609   12,889,965      79,675     373,809    3,489,356
   Contract withdrawals and charges        (21,553,228) (31,089,015) (36,346,054) (23,191,122) (1,686,127) (2,120,092)  (3,917,297)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                    17,736          479      179,782       18,509       3,407       3,658        2,150
   Annuity benefit payments                   (310,082)      (9,442)  (6,329,215)    (313,214)    (28,549)    (30,715)     (49,558)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Increase (decrease) in net assets from
   contract transactions                     8,340,710    3,452,785  (30,555,877) (10,595,862) (1,631,594) (1,773,340)    (475,349)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Increase (decrease) in net assets           10,115,495    3,991,342  (22,711,956)  (8,522,310) (1,725,439) (1,851,030)  (5,391,263)
Net assets at the beginning of period      157,322,817   34,035,324  274,490,110  138,001,443   5,574,482   6,710,156   49,268,412
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Net assets at the end of period           $167,438,312   38,026,666  251,778,154  129,479,133   3,849,043   4,859,126   43,877,149
                                          ============  ===========  ===========  ===========  ==========  ==========   ==========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------
                                                                                              AIM V.I.              AMERICAN
                                             ADVANTUS     ADVANTUS     AIM V.I.                DENT      AIM V.I.    CENTURY
                                            INDEX 400   REAL ESTATE  AGGRESSIVE   AIM V.I.  DEMOGRAPHIC  PREMIER     INCOME
                                             MID-CAP     SECURITIES    GROWTH     BALANCED    TRENDS     EQUITY    AND GROWTH
                                           -----------  -----------  ----------  ---------  -----------  --------  ----------
Operations:
   Investment income (loss) - net          $  (526,250)    (915,112)    (36,263)    (4,418)    (8,828)     (4,309)    10,252
   Net realized gains (losses) on
      investments                            2,311,044    6,327,629      83,088   (119,167)    29,758      12,947    193,282
   Net change in unrealized appreciation
      or depreciation of investments         2,449,251    1,121,734      17,357    193,416      1,465      16,115    (90,380)
                                           -----------  -----------   ---------  ---------   --------     -------  ---------
Net increase (decrease) in net assets
   resulting from operations                 4,234,045    6,534,251      64,182     69,831     22,395      24,753    113,154
                                           -----------  -----------   ---------  ---------   --------     -------  ---------
Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments               14,567,247   14,654,387     734,876    179,712     26,841     105,226    643,216
   Contract withdrawals and charges         (7,926,242) (13,294,862)   (503,240)  (280,191)  (217,251)    (76,976)  (963,506)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                     1,339        4,534          --         --         --          --         --
   Annuity benefit payments                    (69,408)    (128,019)         --         --         --          --         --
                                           -----------  -----------   ---------  ---------   --------     -------  ---------
Increase (decrease) in net assets from
   contract transactions                     6,572,936    1,236,039     231,636   (100,479)  (190,410)     28,250   (320,290)
                                           -----------  -----------   ---------  ---------   --------     -------  ---------
Increase (decrease) in net assets           10,806,981    7,770,290     295,818    (30,648)  (168,015)     53,003   (207,136)
Net assets at the beginning of period       36,571,393   65,607,398   1,550,204  2,125,161    747,092     580,517  4,215,839
                                           -----------  -----------   ---------  ---------   --------     -------  ---------
Net assets at the end of period            $47,378,374   73,377,688   1,846,022  2,094,513    579,077     633,520  4,008,703
                                           ===========  ===========   =========  =========   ========     =======  =========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                           -------------------------------------------------------------------------------------
                                                                     CREDIT                                            FRANKLIN
                                             AMERICAN    AMERICAN    SUISSE     FIDELITY     FIDELITY      FIDELITY   LARGE CAP
                                             CENTURY     CENTURY     GLOBAL        VIP          VIP          VIP       GROWTH
                                              ULTRA       VALUE     SMALL CAP  CONTRAFUND  EQUITY-INCOME   MID-CAP    SECURITIES
                                           -----------  ----------  ---------  ----------  -------------  ----------  ----------
Operations:
   Investment income (loss) - net          $  (657,719)   (103,727)   (31,381)   (653,150)      (65,427)    (725,356)   (44,287)
   Net realized gains (losses) on
      investments                              267,302     971,593     66,301   1,195,475     4,575,368    3,177,561     46,391
   Net change in unrealized appreciation
      or depreciation of investments         1,148,396    (334,101)   322,883   7,451,620           162    6,038,502     (5,108)
                                           -----------  ----------  ---------  ----------   -----------   ----------  ---------
Net increase (decrease) in net assets
   resulting from operations                   757,979     533,765    357,803   7,993,945     4,510,103    8,490,707     (3,004)
                                           -----------  ----------  ---------  ----------   -----------   ----------  ---------
Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments               16,162,916  10,572,746    650,495  14,356,863    22,370,491   10,631,742  1,642,986
   Contract withdrawals and charges         (1,021,966)   (608,614)  (535,438) (4,628,698)   (7,287,187)  (5,510,919)  (475,327)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                     1,214          83         --       1,355         2,625        2,830         --
   Annuity benefit payments                    (61,437)     (8,330)        --     (56,262)     (128,444)     (64,985)    (6,981)
                                           -----------  ----------  ---------  ----------   -----------   ----------  ---------
Increase (decrease) in net assets from
   contract transactions                    15,080,727   9,955,884    115,057   9,673,258    14,957,484    5,058,668  1,160,678
                                           -----------  ----------  ---------  ----------   -----------   ----------  ---------
Increase (decrease) in net assets           15,838,706  10,489,649    472,860  17,667,203    19,467,587   13,549,375  1,157,674
Net assets at the beginning of period       37,869,128   7,935,867  2,493,440  45,868,903    92,070,458   47,319,868  3,029,945
                                           -----------  ----------  ---------  ----------   -----------   ----------  ---------
Net assets at the end of period            $53,707,834  18,425,516  2,966,300  63,536,106   111,538,045   60,869,243  4,187,619
                                           ===========  ==========  =========  ==========   ===========   ==========  =========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------------------
                                            FRANKLIN                TEMPLETON   TEMPLETON                             JANUS
                                             MUTUAL     FRANKLIN   DEVELOPING    GLOBAL      JANUS       JANUS        ASPEN
                                             SHARES     SMALL-MID    MARKETS      ASSET      ASPEN       ASPEN    INTERNATIONAL
                                           SECURITIES      CAP     SECURITIES  ALLOCATION   BALANCED     FORTY       GROWTH
                                           ----------  ----------  ----------  ----------  ---------  ----------  -------------
Operations:
   Investment income (loss) - net          $  (36,236)   (216,525)    (10,279)    233,113     36,345    (301,029)      (50,498)
   Net realized gains (losses) on
      investments                             133,804     494,819   1,707,660     368,278     66,250     (90,317)     (109,695)
   Net change in unrealized appreciation
      or depreciation of investments          564,553     264,307   4,168,608    (364,477)   168,617   2,858,116     7,599,010
                                           ----------  ----------  ----------  ----------  ---------  ----------    ----------
Net increase (decrease) in net assets
   resulting from operations                  662,121     542,601   5,865,989     236,914    271,212   2,466,770     7,438,817
                                           ----------  ----------  ----------  ----------  ---------  ----------    ----------
Contract transactions
   (notes 2, 3, 4 and 5):
   Contract purchase payments               2,388,614   1,814,037  13,888,071   2,900,215  1,825,801   6,696,101    11,037,902
   Contract withdrawals and charges          (445,132) (3,209,728) (5,647,680) (1,925,749)  (528,969) (3,440,168)   (4,767,907)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                      183         374       4,519         136         --       1,343         1,230
   Annuity benefit payments                    (2,063)    (18,455)    (43,797)    (10,110)        --     (25,845)      (24,569)
                                           ----------  ----------  ----------  ----------  ---------  ----------    ----------
Increase (decrease) in net assets from
   contract transactions                    1,941,602  (1,413,771)  8,201,114     964,492  1,296,832   3,231,431     6,246,657
                                           ----------  ----------  ----------  ----------  ---------  ----------    ----------
Increase (decrease) in net assets           2,603,723    (871,170) 14,067,103   1,201,406  1,568,044   5,698,201    13,685,474
Net assets at the beginning of period       6,043,249  17,040,295  18,501,110   7,720,719  3,424,942  21,035,361    21,631,914
                                           ----------  ----------  ----------  ----------  ---------  ----------    ----------
Net assets at the end of period            $8,646,972  16,169,125  32,568,213   8,922,125  4,992,986  26,733,562    35,317,388
                                           ==========  ==========  ==========  ==========  =========  ==========    ==========

See accompanying notes to financial statements.

                                                                             SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                               MFS
                                            INVESTORS     MFS         MFS                 OPPENHEIMER                OPPENHEIMER
                                             GROWTH     MID CAP       NEW        MFS        CAPITAL    OPPENHEIMER  INTERNATIONAL
                                              STOCK      GROWTH    DISCOVERY    VALUE    APPRECIATION  HIGH INCOME     GROWTH
                                           ----------  ---------  ----------  ---------  ------------  -----------  -------------
Operations:
   Investment income (loss) - net          $  (17,876)   (20,044)   (172,835)       994      (64,767)      824,157      (46,392)
   Net realized gains (losses) on
      investments                              33,022     13,945     103,668    273,086      156,678        31,787      208,331
   Net change in unrealized appreciation
      or depreciation of investments           25,443     14,083     558,093    (39,133)      83,880      (717,189)     500,535
                                           ----------  ---------  ----------  ---------   ----------    ----------   ----------
Net increase (decrease) in net assets
   resulting from operations                   40,589      7,984     488,926    234,947      175,791       138,755      662,474
                                           ----------  ---------  ----------  ---------   ----------    ----------   ----------
Contract transactions
   (notes 2, 3, 4 and 5):
   Contract purchase payments                 244,113    204,175   1,587,057  2,465,472    1,519,250     8,808,373    1,748,146
   Contract withdrawals and charges          (254,843)  (440,258) (1,253,115)  (951,744)  (1,121,299)   (1,483,698)  (1,499,006)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                       --         --         411        228           --           774           (1)
   Annuity benefit payments                        --         --     (16,958)    (1,790)          --       (40,307)      (7,547)
                                           ----------  ---------  ----------  ---------   ----------    ----------   ----------
Increase (decrease) in net assets from
   contract transactions                      (10,730)  (236,083)    317,395  1,512,166      397,951     7,285,141      241,592
                                           ----------  ---------  ----------  ---------   ----------    ----------   ----------
Increase (decrease) in net assets              29,859   (228,099)    806,321  1,747,113      573,742     7,423,896      904,066
Net assets at the beginning of period       1,434,981  1,612,515  11,635,163  3,845,989    4,766,235    16,999,974    4,905,781
                                           ----------  ---------  ----------  ---------   ----------    ----------   ----------
Net assets at the end of period            $1,464,840  1,384,416  12,441,484  5,593,102    5,339,977    24,423,870    5,809,847
                                           ==========  =========  ==========  =========   ==========    ==========   ==========

See accompanying notes to financial statements.

                                                                             SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                            PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT                         VAN KAMPEN
                                           GROWTH AND  INTERNATIONAL       NEW          NEW     PUTNAM VT  VAN KAMPEN   EMERGING
                                             INCOME        EQUITY     OPPORTUNITIES    VALUE     VOYAGER    COMSTOCK     GROWTH
                                           ----------  -------------  -------------  ---------  ---------  ----------  ----------
Operations:
   Investment income (loss) - net          $    2,023         1,446       (4,792)      (17,920)    (7,030)    (67,188)   (10,945)
   Net realized gains (losses) on
      investments                              56,419       635,751       17,600       103,578     31,217     254,089      2,239
   Net change in unrealized appreciation
      or depreciation of investments           18,971       537,807       15,846        33,765     12,138      16,084     24,262
                                           ----------    ----------      -------     ---------  ---------   ---------    -------
Net increase (decrease) in net assets
   resulting from operations                   77,413     1,175,004       28,654       119,423     36,325     202,985     15,556
                                           ----------    ----------      -------     ---------  ---------   ---------    -------
Contract transactions
   (notes 2, 3, 4 and 5):
   Contract purchase payments                 451,935     1,904,707      117,831     1,287,624    335,648   3,228,764    185,505
   Contract withdrawals and charges          (249,087)   (2,636,761)     (98,901)     (494,606)  (252,427)   (346,320)   (54,760)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                       --             5           --            (0)        --          --         --
   Annuity benefit payments                        --          (997)          --        (7,436)        --          --         --
                                           ----------    ----------      -------     ---------  ---------   ---------    -------
Increase (decrease) in net assets from
   contract transactions                      202,848      (733,046)      18,930       785,582     83,221   2,882,444    130,745
                                           ----------    ----------      -------     ---------  ---------   ---------    -------
Increase (decrease) in net assets             280,261       441,958       47,584       905,005    119,546   3,085,429    146,301
Net assets at the beginning of period       1,852,135    11,580,995      361,736     2,209,870    898,769   4,490,631    254,303
                                           ----------    ----------      -------     ---------  ---------   ---------    -------
Net assets at the end of period            $2,132,396    12,022,953      409,320     3,114,875  1,018,315   7,576,060    400,604
                                           ==========    ==========      =======     =========  =========   =========    =======

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                  WADDELL &     WADDELL &                 WADDELL &
                                          VAN KAMPEN   WADDELL &    WADDELL &        REED          REED      WADDELL &      REED
                                          GROWTH AND     REED         REED      INTERNATIONAL   SMALL CAP       REED      MICRO-CAP
                                            INCOME      BALANCED      GROWTH        VALUE         GROWTH       VALUE       GROWTH
                                          ----------  -----------  -----------  -------------  -----------  -----------  ----------
Operations:
   Investment income (loss) - net         $  (24,983)    (204,898)  (2,080,551)    1,569,350    (1,073,844)     117,662    (258,024)
   Net realized gains (losses) on
      investments                             52,716   (1,819,895)  (6,134,035)   22,874,808     2,700,938    5,567,652     (84,851)
   Net change in unrealized appreciation
      or depreciation of investments          89,639    9,091,968   23,786,803    (6,875,788)    7,575,774   (3,342,630)  3,870,160
                                          ----------  -----------  -----------   -----------   -----------  -----------  ----------
Net increase (decrease) in net assets
   resulting from operations                 117,372    7,067,175   15,572,217    17,568,370     9,202,868    2,342,684   3,527,285
                                          ----------  -----------  -----------   -----------   -----------  -----------  ----------
Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments              1,441,679    5,091,588   20,474,971    30,299,386     9,009,274   13,449,792   4,119,127
   Contract withdrawals and charges          (81,794) (47,926,281) (34,647,996)  (25,602,707)  (14,105,802) (11,569,457) (4,380,640)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                      --       40,296       20,389        26,787        16,408       15,529         986
   Annuity benefit payments                       --     (553,113)    (274,865)     (233,004)     (161,186)    (136,482)    (44,585)
                                          ----------  -----------  -----------   -----------   -----------  -----------  ----------
Increase (decrease) in net assets from
   contract transactions                   1,359,885  (43,347,511) (14,427,500)    4,490,462    (5,241,307)   1,759,382    (305,113)
                                          ----------  -----------  -----------   -----------   -----------  -----------  ----------
Increase (decrease) in net assets          1,477,257  (36,280,336)   1,144,717    22,058,832     3,961,561    4,102,066   3,222,172
Net assets at the beginning of period        998,169  228,371,804  175,548,922   176,860,398    83,836,348   74,124,351  18,880,273
                                          ----------  -----------  -----------   -----------   -----------  -----------  ----------
Net assets at the end of period           $2,475,426  192,091,468  176,693,639   198,919,230    87,797,909   78,226,417  22,102,445
                                          ==========  ===========  ===========   ===========   ===========  ===========  ==========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------------------
                                            WADDELL &    WADDELL &   WADDELL &    WADDELL &     WADDELL &             WADDELL &
                                               REED         REED       REED          REED         REED     WADDELL &     REED
                                            SMALL CAP       CORE       ASSET    INTERNATIONAL   SCIENCE &     REED     DIVIDEND
                                              VALUE        EQUITY    STRATEGY       GROWTH     TECHNOLOGY     BOND      INCOME
                                           -----------  ----------  ----------  -------------  ----------  ---------  ---------
Operations:
   Investment income (loss) - net          $  (739,051)   (133,851)     25,006        97,111     (166,253)   252,530     (5,413)
   Net realized gains (losses) on
      investments                           11,578,026     (89,268)  1,976,893       198,426      171,407     31,523     43,366
   Net change in unrealized appreciation
      or depreciation of investments        (9,041,612)  1,262,243   1,632,250       916,650    1,804,845   (286,044)   432,936
                                           -----------  ----------  ----------    ----------   ----------  ---------  ---------
Net increase (decrease) in net assets
   resulting from operations                 1,797,363   1,039,124   3,634,149     1,212,187    1,809,999     (1,991)   470,889
                                           -----------  ----------  ----------    ----------   ----------  ---------  ---------
Contract transactions (notes 2, 3, 4 and
   5):
   Contract purchase payments               15,793,114   4,102,713  19,750,687     7,175,926    9,214,961  5,328,745  3,285,694
   Contract withdrawals and charges         (6,064,102) (2,443,598) (1,100,115)   (2,428,385)  (1,150,751)  (135,274)  (235,790)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                     5,831       2,221          11           147           (8)        --         --
   Annuity benefit payments                    (99,503)    (78,454)     (4,017)       (1,888)      (8,242)        --         --
                                           -----------  ----------  ----------    ----------   ----------  ---------  ---------
Increase (decrease) in net assets from
   contract transactions                     9,635,340   1,582,882  18,646,566     4,745,800    8,055,960  5,193,471  3,049,904
                                           -----------  ----------  ----------    ----------   ----------  ---------  ---------
Increase (decrease) in net assets           11,432,703   2,622,006  22,280,715     5,957,987    9,865,959  5,191,480  3,520,793
Net assets at the beginning of period       49,789,092  12,366,101   5,177,416     4,150,552    5,848,726  2,086,600  1,902,163
                                           -----------  ----------  ----------    ----------   ----------  ---------  ---------
Net assets at the end of period            $61,221,795  14,988,107  27,458,131    10,108,539   15,714,685  7,278,080  5,422,956
                                           ===========  ==========  ==========    ==========   ==========  =========  =========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------
                                                         WADDELL &                           WADDELL &   WADDELL &
                                            WADDELL &      REED      WADDELL &   WADDELL &     REED        REED     WADDELL &
                                               REED      LIMITED-      REED        REED        REAL       GLOBAL      REED
                                               HIGH        TERM        MONEY     MORTGAGE     ESTATE      NATURAL    MID CAP
                                              INCOME       BOND       MARKET    SECURITIES  SECURITIES   RESOURCES   GROWTH
                                           -----------  ----------  ----------  ----------  ----------  ----------  ---------
Operations:
   Investment income (loss) - net          $   690,104      52,596      10,441     403,189     (49,319)    (26,259)   (27,311)
   Net realized gains (losses) on
      investments                                3,386        (615)         --     101,967   2,158,143      64,422      3,705
   Net change in unrealized appreciation
      or depreciation of investments          (564,149)    (48,000)         --    (386,714) (1,106,950)    759,787    523,338
                                           -----------   ---------  ----------  ----------  ----------   ---------  ---------
Net increase (decrease) in net assets
   resulting from operations                   129,341       3,981      10,441     118,442   1,001,874     797,950    499,732
                                           -----------   ---------  ----------  ----------  ----------   ---------  ---------
Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments                6,890,433   1,662,294   1,761,512   2,455,211   3,695,074   7,002,942  3,916,580
   Contract withdrawals and charges           (189,351)    (65,020) (1,712,066) (3,300,521) (7,147,182)   (206,302)   (28,764)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                        --          --          --          --          --          --         --
   Annuity benefit payments                         --          --          --          --          --          --         --
                                           -----------   ---------  ----------  ----------  ----------   ---------  ---------
Increase (decrease) in net assets from
   contract transactions                     6,701,082   1,597,274      49,446    (845,310) (3,452,108)  6,796,640  3,887,816
                                           -----------   ---------  ----------  ----------  ----------   ---------  ---------
Increase (decrease) in net assets            6,830,423   1,601,255      59,887    (726,868) (2,450,234)  7,594,590  4,387,548
Net assets at the beginning of period        4,052,569     728,864   1,207,920  17,159,418   9,546,752          --         --
                                           -----------   ---------  ----------  ----------  ----------   ---------  ---------
Net assets at the end of period            $10,882,992   2,330,119   1,267,807  16,432,550   7,096,518   7,594,590  4,387,548
                                           ===========   =========  ==========  ==========  ==========   =========  =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2006 AND 2005

(1)  ORGANIZATION AND BASIS OF PRESENTATION

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers ten types of contracts consisting of sixty-two segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; MultiOption Advisor; Adjustable Income Annuity; Waddell & Reed Retirement Builder and MultiOption Legend. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the sixty-two segregated sub-accounts. Such payments are then invested in shares of the funds or portfolios (as individually listed in the accompanying financial statements) of Advantus Series Fund, Inc., AIM Variable Insurance Funds, American Century Variable Portfolios, Inc., Credit Suisse Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Fund, Janus Aspen Series, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., Putnam Variable Trust, Van Kampen Funds and Waddell & Reed Target Funds, Inc. (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Portfolio which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment advisor for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by the Underlying Funds. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the FIFO basis.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund, Inc. portfolios, and other non-affiliated funds, may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no investment income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawals are payable on investment.

RECENT ACCOUNTING PRONOUNCEMENTS

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Account's financial statements is being evaluated.

INVESTMENTS

During the year ended December 31, 2006, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

CLOSED PORTFOLIO                        RECEIVING PORTFOLIO                  DATE MERGED
----------------                        -------------------                  -----------
AIM V.I. Premier Equity Fund            AIM V.I. Core Equity Fund            May 1, 2006
AIM V.I. Aggressive Growth Fund         AIM V.I. Capital Appreciation Fund   May 1, 2006
AIM V.I. Dent Demographic Trends Fund   AIM V.I. Capital Appreciation Fund   November 3, 2006

During the years ended December 31, 2006 and 2005, several Portfolios changed their name as summarized in the following table:

CURRENT PORTFOLIO                               PRIOR PORTFOLIO NAME
-----------------                               --------------------
Credit Suisse Global Small Cap Fund             Credit Suisse Global Post Venture Capital Fund
Franklin Small-Mid Cap Growth Fund              Franklin Small Cap Growth Fund
Janus Aspen Forty Portfolio                     Janus Aspen Capital Appreciation Portfolio
Van Kampen Emerging Growth Fund                 Van Kampen Strategic Growth Fund
Waddell & Reed International Value Portfolio    Waddell & Reed International II Portfolio
Waddell & Reed International Growth Portfolio   Waddell & Reed International Portfolio

CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

MULTIOPTION FLEX/SINGLE/SELECT:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2006 and 2005, contingent deferred sales charges totaled $567,824 and $822,546, respectively.

MULTIOPTION CLASSIC/ACHIEVER:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

A contingent deferred sales charge may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2006 and 2005, contingent deferred sales charges totaled $753,617 and $1,049,497, respectively.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2006 and 2005.

Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

MULTIOPTION ADVISOR SERIES:

There are three classes of contracts offered under this series - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05 percent, 1.40 percent, and 1.35 percent, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2006 and 2005.

A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2006 and 2005, contingent deferred sales charges for all Advisor classes totaled $656,514 and $539,868, respectively.

In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MEGANNUITY:

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2006 and 2005.

ADJUSTABLE INCOME ANNUITY:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account. Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

     A sales charge up to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the year ended December 31, 2006. Sales charges of $115,049 were deducted from contract purchase payments for the year ended December 31, 2005.

     A risk charge in the amount of 2.00 percent is deducted from each contract purchase payment. Prior to April 29, 2005, the risk charge was 1.25 percent of each contract purchase payment. No risk charges were deducted from contract purchase payments for the year ended December 31, 2006. Risk charges of $46,794 were deducted from contract purchase payments for the year ended December 31, 2005.

     A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the year ended December 31, 2006. Premium tax charges of $2,115 were deducted from contract purchase payments for the year ended December 31, 2005.

WADDELL & REED ADVISORS RETIREMENT BUILDER:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2006 and 2005.

A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2006 and 2005, contingent deferred sales charges totaled $170,130 and $48,907, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MULTIOPTION LEGEND:

This product was introduced at the end of 2006 and there were no sales as of December 31, 2006.

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2006 and 2005.

A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. No contingent deferred sales charge was collected for the years ended December 31, 2006 and 2005, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

OTHER

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15 percent to 0.70 percent of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all of its portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25 percent of average daily net assets to Securian. Advantus Series Fund, Inc. also pays an administrative service fee to Minnesota Life and for each portfolio pays an annual fee equal to 0.02 percent of net assets to State Street, Inc. for daily fund accounting services.

To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

(4)  INVESTMENT TRANSACTIONS

     The Account's purchases of the Underlying Funds' shares, including reinvestment of dividend distributions, were as follows during the period ended December 31, 2006:

Advantus Bond                              $27,964,989
Advantus Money Market                       31,167,870
Advantus Index 500                           5,692,086
Advantus Mortgage Securities                 9,015,062
Advantus Maturing Government Bond 2006          90,457
Advantus Maturing Government Bond 2010         544,809
Advantus International Bond                  8,521,749
Advantus Index 400 Mid-Cap                  10,992,204
Advantus Real Estate Securities              9,658,068
AIM V.I. Balanced                              266,441
AIM V.I. Capital Appreciation                4,477,434
AIM V.I. Core Equity                           152,256
AIM V.I. Dent Demographic Trends               117,305
American Century Income and Growth             519,491
American Century Ultra                      11,041,931
American Century Value                      17,084,813
Credit Suisse Global Small Cap                 917,652
Fidelity VIP Contrafund                     20,647,810
Fidelity VIP Equity-Income                  35,083,916
Fidelity VIP Mid-Cap                        15,347,124
Franklin Large Cap Growth Securities           569,712
Franklin Mutual Shares Securities            4,869,618
Franklin Small-Mid Cap                       2,104,842
Templeton Developing Markets Securities     12,190,256
Templeton Global Asset Allocation            4,131,472
Janus Aspen Balanced                         3,524,875
Janus Aspen Forty                            5,308,979
Janus Aspen International Growth            25,920,221
MFS Investors Growth Stock                     310,609
MFS Mid Cap Growth                             245,269
MFS New Discovery                              980,595
MFS Value                                    2,031,115
Oppenheimer Capital Appreciation               774,196
Oppenheimer High Income                      9,500,264
Oppenheimer International Growth             1,210,835
Putnam VT Growth and Income                    504,529
Putnam VT International Growth                 734,128
Putnam VT New Opportunities                    119,936
Putnam VT New Value                          1,124,419
Putnam VT Voyager                               94,654
Van Kampen Comstock                          1,995,458
Van Kampen Strategic Growth                    161,761
Van Kampen Growth and Income                 1,626,255
Waddell & Reed Balanced                      6,945,616
Waddell & Reed Growth                       30,441,045
Waddell & Reed International Value          42,444,170

Waddell & Reed Small Cap Growth            15,385,038
Waddell & Reed Value                       18,707,553
Waddell & Reed Micro-Cap Growth             4,108,437
Waddell & Reed Small Cap Value             17,176,268
Waddell & Reed Core Equity                  5,621,127
Waddell & Reed Asset Strategy              46,003,900
Waddell & Reed International Growth         7,382,655
Waddell & Reed Science & Technology         8,209,248
Waddell & Reed Bond                         9,182,378
Waddell & Reed Dividend Income              4,013,378
Waddell & Reed High Income                  9,027,756
Waddell & Reed Limited-Term Bond            1,145,300
Waddell & Reed Money Market                 6,598,461
Waddell & Reed Mortgage Securities          2,358,941
Waddell & Reed Real Estate Securities       3,793,517
Waddell & Reed Global Natural Resources    14,901,539
Waddell & Reed Mid Cap Growth               3,714,316
Waddell & Reed Energy                       3,071,743

(5)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years ended December 31, 2006 and 2005 were as follows:

                                                              SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------
                                                                                                ADVANTUS
                                                          ADVANTUS     ADVANTUS     ADVANTUS    MATURING
                                             ADVANTUS      MONEY        INDEX       MORTGAGE   GOVERNMENT
                                               BOND        MARKET        500       SECURITIES   BOND 2006
                                           -----------  -----------  -----------  -----------  ----------
Units outstanding at December 31, 2004      83,732,102   25,261,147  117,201,628   70,069,365   2,940,514
   Contract purchase payments               25,889,298   30,442,947    7,592,075   10,835,896      41,707
   Contract terminations, withdrawal
      payments and charges                  (8,552,177) (25,422,451) (16,368,952) (10,441,708)   (888,485)
                                           -----------  -----------  -----------  -----------  ----------
Units outstanding at December 31, 2005     101,069,223   30,281,643  108,424,751   70,463,553   2,093,736
   Contract purchase payments               25,264,962   23,699,174    3,340,670    7,563,505      54,708
   Contract terminations, withdrawal
      payments and charges                  (8,155,300) (19,037,204) (14,913,364)  (9,917,910) (2,148,444)
                                           -----------  -----------  -----------  -----------  ----------
Units outstanding at December 31, 2006     118,178,885   34,943,613   96,852,057   68,109,148          --
                                           ===========  ===========  ===========  ===========  ==========

                                                               SEGREGATED SUB-ACCOUNTS
                                           -------------------------------------------------------------
                                            ADVANTUS
                                            MATURING     ADVANTUS      ADVANTUS     ADVANTUS
                                           GOVERNMENT  INTERNATIONAL   INDEX 400  REAL ESTATE   AIM V.I.
                                            BOND 2010      BOND         MID-CAP    SECURITIES   BALANCED
                                           ----------  -------------  ----------  -----------  ---------
Units outstanding at December 31, 2004      3,196,445    32,253,680   21,892,766   30,121,583  1,835,844
   Contract purchase payments                 169,024     2,920,709    8,665,973    7,155,219    156,102
   Contract terminations, withdrawal
      payments and charges                 (1,104,109)   (2,774,422)  (4,337,444)  (6,002,050)  (245,499)
                                           ----------    ----------   ----------   ----------  ---------
Units outstanding at December 31, 2005      2,261,360    32,399,967   26,221,295   31,274,752  1,746,447
   Contract purchase payments                 259,512     8,424,423    6,343,788    4,040,767    193,819
   Contract terminations, withdrawal
      payments and charges                   (684,342)   (9,958,323)  (3,946,134)  (4,236,156)  (257,336)
                                           ----------    ----------   ----------   ----------  ---------
Units outstanding at December 31, 2006      1,836,530    30,866,067   28,618,949   31,079,363  1,682,930
                                           ==========    ==========   ==========   ==========  =========

                                                                 SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------
                                                                          AIM V.I.     AMERICAN
                                             AIM V.I.                       DENT        CENTURY     AMERICAN
                                             CAPITAL        AIM V.I.    DEMOGRAPHIC     INCOME       CENTURY
                                          APPRECIATION    CORE EQUITY      TRENDS     AND GROWTH      ULTRA
                                          ------------   ------------   -----------   ----------   ----------
Units outstanding at
   December 31, 2004                        1,263,093       533,883        594,334     3,246,113   30,147,276
      Contract purchase
         payments                             586,974        92,533         20,761       492,845   13,000,510
      Contract terminations, withdrawal
         payments and charges                (438,430)      (69,818)      (174,224)     (757,131)  (1,043,529)
                                            ---------      --------       --------     ---------   ----------
Units outstanding at
   December 31, 2005                        1,411,637       556,598        440,871     2,981,827   42,104,257
      Contract purchase
         payments                           3,153,355       127,366         41,745       332,508    9,421,512
      Contract terminations, withdrawal
         payments and charges                (248,204)     (157,044)      (482,616)     (676,531)  (2,498,622)
                                            ---------      --------       --------     ---------   ----------
Units outstanding at
   December 31, 2006                        4,316,788       526,920             --     2,637,804   49,027,147
                                            =========      ========       ========     =========   ==========

                                                                    SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------
                                                       CREDIT SUISSE
                                           AMERICAN        GLOBAL
                                            CENTURY         SMALL      FIDELITY VIP    FIDELITY VIP   FIDELITY VIP
                                             VALUE           CAP        CONTRAFUND    EQUITY-INCOME      MID-CAP
                                          ----------   -------------   ------------   -------------   ------------
Units outstanding at
   December 31, 2004                       5,913,385      4,275,603     41,197,786      71,887,242     27,269,555
      Contract purchase
         payments                          7,615,773      1,025,757     10,965,600      16,892,435      6,004,837
      Contract terminations, withdrawal
         payments and charges               (491,885)      (875,147)    (4,088,618)     (6,111,341)    (3,058,019)
                                          ----------     ----------     ----------      ----------     ----------
Units outstanding at
   December 31, 2005                      13,037,273      4,426,213     48,074,768      82,668,336     30,216,373
      Contract purchase
         payments                         10,072,640      1,276,238      9,254,758      11,586,862      3,820,133
      Contract terminations, withdrawal
         payments and charges               (666,964)    (1,860,583)    (5,881,598)     (6,806,470)    (4,054,787)
                                          ----------     ----------     ----------      ----------     ----------
Units outstanding at
   December 31, 2006                      22,442,949      3,841,868     51,447,928      87,448,728     29,981,719
                                          ==========     ==========     ==========      ==========     ==========

                                                                SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------
                                           FRANKLIN                                  TEMPLETON
                                           LARGE CAP     FRANKLIN       FRANKLIN    DEVELOPING    TEMPLETON
                                            GROWTH     MUTUAL SHARES    SMALL-MID     MARKETS    GLOBAL ASSET
                                          SECURITIES    SECURITIES         CAP      SECURITIES    ALLOCATION
                                          ----------   -------------   ----------   ----------   ------------
Units outstanding at
   December 31, 2004                       2,468,768     4,755,013     21,040,489   15,847,356     6,373,731
      Contract purchase
         payments                          1,342,643     1,788,078      1,961,054    8,584,819     2,407,151
      Contract terminations, withdrawal
         payments and charges               (431,526)     (358,799)    (4,108,785)  (3,977,786)   (1,592,985)
                                           ---------     ---------     ----------   ----------    ----------
Units outstanding at
   December 31, 2005                       3,379,885     6,184,292     18,892,758   20,454,389     7,187,897
      Contract purchase
         payments                            443,011     2,922,750      2,223,582    5,952,820     2,137,589
      Contract terminations, withdrawal
         payments and charges               (579,157)     (527,537)    (4,443,958)  (4,561,034)   (2,140,389)
                                           ---------     ---------     ----------   ----------    ----------
Units outstanding at
   December 31, 2006                       3,243,739     8,579,505     16,672,382   21,846,175     7,185,097
                                           =========     =========     ==========   ==========    ==========

                                                                 SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------
                                            JANUS        JANUS      JANUS ASPEN        MFS           MFS
                                            ASPEN        ASPEN     INTERNATIONAL     INVESTORS     MID CAP
                                           BALANCED      FORTY         GROWTH      GROWTH STOCK    GROWTH
                                          ---------   ----------   -------------   ------------   ---------
Units outstanding at
   December 31, 2004                      2,949,680   28,087,494    26,616,625       1,267,606    1,228,768
      Contract purchase
         payments                         1,530,581    6,718,455     8,567,972         215,626      161,004
      Contract terminations, withdrawal
         payments and charges              (461,257)  (4,264,508)   (5,540,375)       (232,392)    (358,213)
                                          ---------   ----------    ----------       ---------    ---------
Units outstanding at
   December 31, 2005                      4,019,004   30,541,441    29,644,222       1,250,840    1,031,559
      Contract purchase
         payments                         2,657,244    5,093,918    15,381,679         264,643      146,604
      Contract terminations, withdrawal
         payments and charges              (370,318)  (6,643,932)   (6,871,151)       (159,594)    (239,015)
                                          ---------   ----------    ----------       ---------    ---------
Units outstanding at
   December 31, 2006                      6,305,930   28,991,427    38,154,750       1,355,889      939,148
                                          =========   ==========    ==========       =========    =========

                                                                  SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------
                                              MFS                   OPPENHEIMER                  OPPENHEIMER
                                              NEW         MFS         CAPITAL     OPPENHEIMER   INTERNATIONAL
                                           DISCOVERY     VALUE     APPRECIATION   HIGH INCOME      GROWTH
                                          ----------   ---------   ------------   -----------   -------------
Units outstanding at
   December 31, 2004                       9,067,451   3,064,606     4,037,186     13,310,080      3,348,584
      Contract purchase
         payments                          1,313,094   1,898,291     1,220,524      6,880,050      1,166,374
      Contract terminations, withdrawal
         payments and charges             (1,077,120)   (761,036)   (1,000,134)    (1,248,780)    (1,083,192)
                                          ----------   ---------    ----------     ----------     ----------
Units outstanding at
   December 31, 2005                       9,303,425   4,201,861     4,257,576     18,941,350      3,431,766
      Contract purchase
         payments                            605,584   1,216,496       606,057      5,954,635        655,926
      Contract terminations, withdrawal
         payments and charges             (1,278,887)   (781,458)     (812,758)    (1,130,515)      (586,041)
                                          ----------   ---------    ----------     ----------     ----------
Units outstanding at
   December 31, 2006                       8,630,122   4,636,899     4,050,875     23,765,470      3,501,651
                                          ==========   =========    ==========     ==========     ==========

                                                                  SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------
                                           PUTNAM VT     PUTNAM VT       PUTNAM VT     PUTNAM VT
                                          GROWTH AND   INTERNATIONAL        NEW           NEW      PUTNAM VT
                                            INCOME        GROWTH       OPPORTUNITIES     VALUE       VOYAGER
                                          ----------   -------------   -------------   ---------   ---------
Units outstanding at
   December 31, 2004                       1,488,016      8,475,391       288,771      1,618,549     813,029
      Contract purchase
         payments                            348,940      1,449,864        92,854        922,735     276,452
      Contract terminations, withdrawal
         payments and charges               (208,657)    (2,005,454)      (78,911)      (370,601)   (224,440)
                                           ---------     ----------       -------      ---------    --------
Units outstanding at
   December 31, 2005                       1,628,299      7,919,801       302,714      2,170,683     865,041
      Contract purchase
         payments                            310,462        429,414        90,530        602,135      82,451
      Contract terminations, withdrawal
         payments and charges               (172,203)    (1,400,712)      (94,222)      (474,369)   (161,048)
                                           ---------     ----------       -------      ---------    --------
Units outstanding at
   December 31, 2006                       1,766,558      6,948,503       299,022      2,298,449     786,444
                                           =========     ==========       =======      =========    ========

                                                                 SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------
                                                       VAN KAMPEN  VAN KAMPEN
                                           VAN KAMPEN   STRATEGIC  GROWTH AND  WADDELL & REED  WADDELL & REED
                                            COMSTOCK     GROWTH      INCOME       BALANCED         GROWTH
                                           ----------  ----------  ----------  --------------  --------------
Units outstanding at December 31, 2004      3,155,382    201,893      729,450    79,627,064      79,382,363
   Contract purchase payments               2,293,981    147,752    1,007,869     4,069,831      18,057,196
   Contract terminations, withdrawal
      payments and charges                   (274,490)   (50,606)     (68,667)  (15,771,102)    (14,336,109)
                                            ---------   --------    ---------   -----------     -----------
Units outstanding at December 31, 2005      5,174,873    299,039    1,668,652    67,925,793      83,103,450
   Contract purchase payments                 969,414    122,901      930,107     3,208,510      26,079,237
   Contract terminations, withdrawal
      payments and charges                   (893,182)  (107,282)    (380,095)  (13,133,695)    (12,282,148)
                                            ---------   --------    ---------   -----------     -----------
Units outstanding at December 31, 2006      5,251,105    314,658    2,218,664    58,000,608      96,900,539
                                            =========   ========    =========   ===========     ===========

                                                                      SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------------
                                           WADDELL & REED  WADDELL & REED                  WADDELL & REED  WADDELL & REED
                                            INTERNATIONAL     SMALL CAP    WADDELL & REED     MICRO-CAP       SMALL CAP
                                                VALUE          GROWTH          VALUE           GROWTH           VALUE
                                           --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31, 2004       75,725,803      46,293,461      40,557,151      13,551,857      29,511,761
   Contract purchase payments                18,930,131       7,245,745      11,239,400       3,075,214      11,139,709
   Contract terminations, withdrawal
      payments and charges                  (10,103,781)     (7,434,934)     (6,158,731)     (3,001,303)     (3,594,507)
                                            -----------      ----------      ----------      ----------      ----------
Units outstanding at December 31, 2005       84,552,153      46,104,272      45,637,820      13,625,768      37,056,963
   Contract purchase payments                12,324,420       5,735,846      11,808,692       2,573,889       7,813,320
   Contract terminations, withdrawal
      payments and charges                  (10,364,775)     (7,517,825)     (7,520,445)     (3,076,087)     (4,230,757)
                                            -----------      ----------      ----------      ----------      ----------
Units outstanding at December 31, 2006       86,511,798      44,322,293      49,926,067      13,123,570      40,639,526
                                            ===========      ==========      ==========      ==========      ==========

                                                                    SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------------
                                                           WADDELL & REED  WADDELL & REED  WADDELL & REED
                                           WADDELL & REED      ASSET       INTERNATIONAL      SCIENCE &    WADDELL & REED
                                            CORE EQUITY      STRATEGY         GROWTH         TECHNOLOGY         BOND
                                           --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31, 2004      13,227,660        4,443,666       3,475,303       4,863,259      2,028,373
   Contract purchase payments                3,751,627       15,578,570       5,982,210       7,458,079      5,166,609
   Contract terminations, withdrawal
      payments and charges                  (2,668,914)        (878,207)     (1,981,279)       (935,664)      (145,068)
                                            ----------       ----------      ----------      ----------     ----------
Units outstanding at December 31, 2005      14,310,373       19,144,029       7,476,234      11,385,674      7,049,914
   Contract purchase payments                4,040,434       22,456,512       5,102,131       5,486,149      8,359,930
   Contract terminations, withdrawal
      payments and charges                  (2,765,733)      (2,686,173)       (868,508)     (1,549,467)      (348,241)
                                            ----------       ----------      ----------      ----------     ----------
Units outstanding at December 31, 2006      15,585,074       38,914,368      11,709,857      15,322,356     15,061,603
                                            ==========       ==========      ==========      ==========     ==========

                                                                      SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------------
                                           WADDELL & REED  WADDELL & REED  WADDELL & REED  WADDELL & REED  WADDELL & REED
                                              DIVIDEND         HIGH         LIMITED-TERM       MONEY          MORTGAGE
                                               INCOME         INCOME            BOND          MARKET         SECURITIES
                                           --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31, 2004        1,747,164       3,775,548        723,396        1,211,226      16,466,798
   Contract purchase payments                 2,928,855       6,437,778      1,648,195        1,756,473       2,348,132
   Contract terminations, withdrawal
      payments and charges                     (213,871)       (201,888)       (68,693)      (1,711,816)     (3,160,214)
                                              ---------      ----------      ---------       ----------      ----------
Units outstanding at December 31, 2005        4,462,148      10,011,438      2,302,898        1,255,883      15,654,716
   Contract purchase payments                 3,002,363       6,993,425      1,031,347        6,348,919       1,802,051
   Contract terminations, withdrawal
      payments and charges                     (508,862)       (355,060)      (323,913)      (2,369,309)     (5,980,053)
                                              ---------      ----------      ---------       ----------      ----------
Units outstanding at December 31, 2006        6,955,649      16,649,803      3,010,332        5,235,493      11,476,714
                                              =========      ==========      =========       ==========      ==========

                                                              SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------
                                           WADDELL & REED  WADDELL & REED  WADDELL & REED
                                             REAL ESTATE   GLOBAL NATURAL     MID CAP      WADDELL & REED
                                             SECURITIES      RESOURCES        GROWTH           ENERGY
                                           --------------  --------------  --------------  --------------
Units outstanding at December 31, 2004        7,248,663              --              --             --
   Contract purchase payments                 2,826,293       6,249,838       3,674,744             --
   Contract terminations, withdrawal
      payments and charges                   (5,152,709)       (174,610)        (27,689)            --
                                             ----------      ----------       ---------      ---------
Units outstanding at December 31, 2005        4,922,247       6,075,228       3,647,055             --
   Contract purchase payments                 2,102,670       9,888,134       3,032,736      3,160,321
   Contract terminations, withdrawal
      payments and charges                     (316,528)     (1,876,968)       (224,597)      (207,661)
                                             ----------      ----------       ---------      ---------
Units outstanding at December 31, 2006        6,708,389      14,086,394       6,455,194      2,952,660
                                             ==========      ==========       =========      =========

(6)  FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, ratios, and total return for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 is as follows:

                                                     AT DECEMBER 31                   FOR THE YEARS ENDED DECEMBER 31
                                        --------------------------------------  --------------------------------------------
                                                       UNIT FAIR                INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                           UNITS     VALUE LOWEST                 INCOME      LOWEST TO        LOWEST TO
                                        OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*      HIGHEST**        HIGHEST***
                                        --------------------------------------  --------------------------------------------
Advantus Bond
    2006                                118,178,885  1.05 to 3.78  182,325,693     0.00%    0.15% to 2.65%     1.93% to 4.50%
    2005                                101,069,223  1.03 to 3.62  167,438,312     0.00%    0.15% to 2.65%    -0.23% to 2.29%
    2004                                 83,732,102  1.03 to 3.54  157,322,817     0.00%    0.15% to 2.65%     2.23% to 4.82%
    2003                                 71,541,800  1.01 to 3.38  150,703,416     0.00%    0.15% to 2.65%    -1.78% to 5.19%
    2002                                 62,421,448  0.49 to 3.21  150,280,208     0.00%    0.15% to 1.40%    8.97% to 10.34%
Advantus Money Market
    2006                                 34,943,613  0.99 to 2.23   44,361,121     4.31%    0.15% to 2.65%     1.67% to 4.23%
    2005                                 30,281,643  0.97 to 2.14   38,026,666     2.43%    0.15% to 2.65%    -0.22% to 2.29%
    2004                                 25,261,147  0.98 to 2.09   34,035,324     0.74%    0.15% to 2.65%     -1.88% to .60%
    2003                                 30,177,525  0.99 to 2.08   43,250,792     0.63%    0.15% to 2.65%     -0.89% to .46%
    2002                                 42,537,083  1.08 to 2.07   65,764,181     1.28%    0.15% to 1.40%    -0.13% to 1.13%
Advantus Index 500
    2006                                 96,852,057  1.03 to 5.93  247,358,600     0.00%    0.15% to 2.65%   12.23% to 15.06%
    2005                                108,424,751  0.91 to 5.15  251,778,154     0.00%    0.15% to 2.65%     1.71% to 4.27%
    2004                                117,201,628  0.88 to 4.94  274,490,110     0.00%    0.15% to 2.65%    7.51% to 10.23%
    2003                                105,250,773  0.81 to 4.48  245,642,588     0.00%    0.15% to 1.95%    5.75% to 32.02%
    2002                                 72,078,923  0.64 to 3.51  193,497,967     0.00%    0.15% to 1.40% -23.45% to -22.48%
Advantus Mortgage Securities
    2006                                 68,109,148  1.06 to 4.06  121,145,065     0.00%    0.15% to 2.40%     2.85% to 5.19%
    2005                                 70,463,553  1.03 to 3.86  129,479,133     0.00%    0.15% to 2.40%     0.20% to 2.73%
    2004                                 70,069,365  1.03 to 3.76  138,001,443     0.00%    0.15% to 2.40%     2.07% to 4.65%
    2003                                 73,502,901  1.00 to 3.59  151,561,342     0.00%    0.15% to 2.20%    -0.18% to 4.00%
    2002                                 74,476,525  1.29 to 3.45  165,669,052     0.06%    0.15% to 1.40%     8.13% to 9.50%
Advantus Maturing Government Bond 2006
    2006      (g)                                --            --           --     0.00%    0.15% to 1.40%    -0.74% to 0.14%
    2005                                  2,093,736  1.30 to 2.16    3,849,043     0.00%    0.15% to 1.40%   -2.16% to -0.93%
    2004                                  2,940,514  1.33 to 2.18    5,574,482     0.00%    0.15% to 1.40%   -1.27% to -0.03%
    2003                                  5,136,771  1.35 to 2.18    9,953,107     0.00%    0.15% to 1.40%     0.53% to 1.79%
    2002                                  5,364,167  1.34 to 2.14   10,647,700     0.00%    0.15% to 1.40%   11.42% to 12.82%
Advantus Maturing Government Bond 2010
    2006                                  1,836,530  1.44 to 2.47    3,920,598     0.00%    0.15% to 1.40%    -0.94% to 0.30%
    2005                                  2,261,360  1.45 to 2.46    4,859,126     0.00%    0.15% to 1.40%   -1.41% to -0.17%
    2004                                  3,196,445  1.47 to 2.46    6,710,156     0.00%    0.15% to 1.40%     1.88% to 3.16%
    2003                                  3,717,234  1.44 to 2.39    7,647,073     0.00%    0.15% to 1.40%     1.33% to 2.60%
    2002                                  4,458,787  1.42 to 2.33    9,354,207     0.07%    0.15% to 1.40%   17.20% to 18.68%
Advantus International Bond
    2006                                 30,866,067  0.94 to 1.57   39,801,116     0.00%    0.15% to 2.30%     1.63% to 3.83%
    2005                                 32,399,967  0.92 to 1.51   43,877,149     0.00%    0.15% to 2.20%  -11.29% to -9.04%
    2004                                 32,253,680  1.46 to 1.66   49,268,412     0.00%    0.15% to 1.40%    9.88% to 11.26%
    2003                                 39,542,742  1.33 to 1.49   54,896,928     0.00%    0.15% to 1.40%   18.58% to 20.07%
    2002                                 38,800,221  1.12 to 1.24   45,640,738     0.27%    0.15% to 1.40%   16.30% to 17.77%
Advantus Index 400 Mid-Cap
    2006                                 28,618,949  1.40 to 2.47   54,924,496     0.00%    0.15% to 2.65%     6.92% to 9.62%
    2005                                 26,221,295  1.31 to 2.25   47,378,374     0.00%    0.15% to 2.65%    9.04% to 11.79%
    2004                                 21,892,766  1.20 to 2.02   36,571,393     0.00%    0.15% to 2.65%    12.7% to 15.56%
    2003                                 17,526,754  1.07 to 1.74   26,607,076     0.00%    0.15% to 2.65%    0.61% to 40.43%
    2002                                 14,982,764  1.02 to 1.30   17,849,686     0.00%    0.15% to 1.40% -16.22% to -15.16%
Advantus Real Estate Securities
    2006                                 31,079,363  1.93 to 3.64   93,072,931     0.00%    0.15% to 2.65%   27.23% to 30.44%
    2005                                 31,274,752  1.52 to 2.82   73,377,688     0.00%    0.15% to 2.65%    8.19% to 10.92%
    2004                                 30,121,583  1.40 to 2.58   65,607,398     0.00%    0.15% to 2.65%   31.98% to 35.32%
    2003                                 26,986,325  1.06 to 1.93   45,304,358     0.00%    0.15% to 2.65%    2.50% to 46.58%
    2002                                 21,160,081  1.16 to 1.38   26,016,967     0.02%    0.15% to 1.40%     5.48% to 6.81%

                                                    AT DECEMBER 31                      FOR THE YEARS ENDED DECEMBER 31
                                        -------------------------------------  ------------------------------------------------
                                                       UNIT FAIR               INVESTMENT   EXPENSE RATIO
                                           UNITS     VALUE LOWEST                INCOME       LOWEST TO        TOTAL RETURN
                                        OUTSTANDING   TO HIGHEST   NET ASSETS    RATIO*       HIGHEST**    LOWEST TO HIGHEST***
                                        -------------------------------------  ------------------------------------------------
AIM V.I. Balanced
    2006                                  1,682,930  1.17 to 1.35   2,198,381     1.70%    1.20% to 2.20%       7.87% to 8.95%
    2005                                  1,746,447  1.08 to 1.24   2,094,513     1.23%    1.20% to 2.20%       2.26% to 3.75%
    2004                                  1,835,844  1.04 to 1.19   2,125,161     1.58%    1.20% to 2.05%       4.44% to 5.96%
    2003                                  1,242,447  0.99 to 1.12   1,337,297     2.73%    1.20% to 1.95%      0.58% to 14.61%
    2002      (a)                           202,181      0.86         174,181     5.69%        1.40%               -13.85%
AIM V.I. Capital Appreciation
    2006                                  4,316,788  1.17 to 1.52   6,368,765     0.00%    1.20% to 2.15%       6.69% to 7.71%
    2005                                  1,411,637  1.09 to 1.41   1,846,022     0.00%    1.20% to 2.05%       2.77% to 4.27%
    2004                                  1,263,093  1.05 to 1.36   1,550,204     0.00%    1.20% to 1.80%      8.55% to 10.14%
    2003                                    823,185  0.95 to 1.24     884,176     0.00%    1.20% to 1.70%     15.08% to 33.76%
    2002      (a)                           200,861      0.76         153,557     0.00%        1.40%               -23.55%
AIM V.I. Core Equity
    2006                                    526,920  1.16 to 1.45     680,362     1.31%    1.20% to 2.05%     12.65% to 13.61%
    2005                                    556,598  1.02 to 1.27     633,520     0.66%    1.20% to 1.85%       2.62% to 4.11%
    2004                                    533,883  0.99 to 1.22     580,517     0.33%    1.20% to 1.80%       2.73% to 4.23%
    2003                                    521,022  0.95 to 1.18     519,608     0.26%    1.20% to 1.70%      4.70% to 33.29%
    2002      (a)                           333,328      0.77         256,619     1.37%        1.40%               -23.01%
American Century Income and Growth
    2006                                  2,637,804  1.37 to 1.61   4,071,559     1.61%    1.20% to 2.40%     14.05% to 15.42%
    2005                                  2,981,827  1.20 to 1.41   4,008,703     1.72%    1.20% to 2.40%       1.79% to 3.27%
    2004                                  3,246,113  1.16 to 1.37   4,215,839     1.04%    1.20% to 2.40%      9.63% to 11.23%
    2003                                  2,166,069  1.04 to 1.23   2,504,905     0.88%    1.20% to 2.30%      2.59% to 40.15%
    2002      (a)                           271,073      0.82         222,342     0.00%        1.40%               -17.98%
American Century Ultra
    2006                                 49,027,147  1.02 to 1.24  59,948,454     0.00%    1.20% to 2.65%     -5.91% to -4.54%
    2005                                 42,104,257  1.07 to 1.30  53,707,834     0.00%    1.20% to 2.65%       -0.68% to .76%
    2004                                 30,147,276  1.07 to 1.29  37,869,128     0.00%    1.20% to 2.65%       7.70% to 9.27%
    2003                                 13,840,021  0.98 to 1.18  15,411,423     0.00%    1.20% to 2.65%      1.54% to 36.68%
    2002      (a)                         1,768,593      0.79       1,892,164     0.15%        1.40%               -20.55%
American Century Value
    2006                                 22,442,949  1.43 to 1.69  37,453,827     0.97%    1.20% to 2.40%     15.66% to 17.05%
    2005                                 13,037,273  1.24 to 1.45  18,425,516     0.54%    1.20% to 2.40%       2.12% to 3.61%
    2004                                  5,913,385  1.21 to 1.40   7,935,867     0.63%    1.20% to 2.40%     11.19% to 12.81%
    2003                                  2,437,616  1.10 to 1.24   2,802,907     0.76%    1.20% to 1.90%      0.12% to 28.31%
    2002      (a)                           607,599      0.86         523,888     0.00%        1.40%               -13.78%
Credit Suisse Global Small Cap
    2006                                  3,841,868  0.74 to 0.80   2,884,479     0.00%    0.15% to 1.40%     11.63% to 13.03%
    2005                                  4,426,213  0.66 to 0.71   2,966,300     0.00%    0.15% to 1.40%     14.53% to 15.97%
    2004                                  4,275,603  0.58 to 0.61   2,493,440     0.00%    0.15% to 1.40%     16.35% to 17.81%
    2003                                  4,156,371  0.50 to 0.52   2,080,388     0.00%    0.15% to 1.40%     45.61% to 47.44%
    2002                                  1,869,296  0.34 to 0.35     640,052     0.00%    0.15% to 1.40%   -35.07% to -34.26%
Fidelity VIP Contrafund
    2006                                 51,447,928  1.31 to 1.81  76,957,469     1.04%    0.15% to 2.65%      8.53% to 11.27%
    2005                                 48,074,768  1.19 to 1.64  63,536,106     0.12%    0.15% to 2.65%     13.61% to 16.47%
    2004                                 41,197,786  1.04 to 1.42  45,868,903     0.20%    0.15% to 2.05%     12.15% to 14.99%
    2003                                 36,031,753  0.91 to 1.25  34,087,961     0.28%    0.15% to 1.40%      1.68% to 32.40%
    2002                                 29,726,965  0.72 to 0.75  21,710,439     0.70%    0.15% to 1.40%    -10.86% to -9.74%

                                                     AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                                         --------------------------------------  ---------------------------------------------------
                                                        UNIT FAIR                                 EXPENSE RATIO      TOTAL RETURN
                                            UNITS     VALUE LOWEST                 INVESTMENT       LOWEST TO           LOWEST
                                         OUTSTANDING   TO HIGHEST    NET ASSETS   INCOME RATIO*     HIGHEST**       TO HIGHEST***
                                         --------------------------------------  ---------------------------------------------------
Fidelity VIP Equity-Income
    2006                                  87,448,728  1.41 to 1.67  140,581,409       3.47%      0.15% to 2.65%    16.80% to 19.75%
    2005                                  82,668,336  1.21 to 1.43  111,538,045       1.33%      0.15% to 2.65%      2.82% to 5.41%
    2004                                  71,887,242  1.17 to 1.38   92,070,458       1.19%      0.15% to 2.65%     8.32% to 11.07%
    2003                                  49,847,420  1.08 to 1.26   56,712,063  0.01% to 1.56%  0.15% to 2.65%     6.27% to 35.70%
    2002                                  30,830,481  0.86 to 0.89   27,219,399       1.45%      0.15% to 1.40%  -18.30% to -17.28%
Fidelity VIP Mid-Cap
    2006                                  29,981,719  1.69 to 2.46   66,839,831       0.17%      0.15% to 2.40%     9.74% to 12.23%
    2005                                  30,216,373  1.54 to 2.19   60,869,243       0.00%      0.15% to 2.40%    14.94% to 17.84%
    2004                                  27,269,555  1.33 to 1.86   47,319,868       0.00%      0.15% to 2.40%    21.40% to 24.47%
    2003                                  22,706,315  1.10 to 1.49   32,189,299  0.00% to 0.28%  0.15% to 2.05%     2.26% to 42.43%
    2002                                  19,501,428  1.04 to 1.08   20,726,186       0.83%      0.15% to 1.40%  -11.28% to -10.16%
Franklin Large Cap Growth Securities
    2006                                   3,243,739  1.19 to 1.39    4,410,887       0.77%      1.20% to 2.05%      8.65% to 9.58%
    2005                                   3,379,885  1.09 to 1.27    4,187,619       0.59%      1.20% to 2.05%     -1.58% to -.14%
    2004                                   2,468,768  1.09 to 1.28    3,029,945       0.44%      1.20% to 2.05%      5.11% to 6.65%
    2003                                   1,086,252  1.03 to 1.20    1,202,608       0.56%      1.20% to 2.05%     3.27% to 31.13%
    2002      (a)                            244,326      0.82          200,208       0.37%          1.40%              -18.06%
Franklin Mutual Shares Securities
    2006                                   8,579,505  1.47 to 1.73   14,165,241       2.05%      1.20% to 2.40%    15.58% to 16.97%
    2005                                   6,184,292  1.26 to 1.48    8,646,972       1.22%      1.20% to 2.40%      7.67% to 9.24%
    2004                                   4,755,013  1.16 to 1.35    6,043,249       0.71%      1.20% to 2.40%     9.69% to 11.29%
    2003                                   2,444,129  1.04 to 1.21    2,752,836       1.01%      1.20% to 1.95%     3.00% to 23.41%
    2002      (a)                            670,423      0.84          566,331       1.09%          1.40%              -15.53%
Franklin Small-Mid Cap
    2006                                  16,672,382  0.78 to 1.60   15,637,059       0.00%      0.15% to 2.20%      6.33% to 8.53%
    2005                                  18,892,758  0.73 to 1.49   16,169,125       0.00%      0.15% to 2.30%      2.06% to 4.63%
    2004                                  21,040,489  0.70 to 1.45   17,040,295       0.00%      0.15% to 2.30%     8.56% to 11.31%
    2003                                  19,650,970  0.64 to 1.32   13,489,461       0.00%      0.15% to 2.20%    -0.91% to 42.62%
    2002                                  15,909,414  0.47 to 0.49    7,596,845       0.25%      0.15% to 1.40%  -29.68% to -28.79%
Templeton Developing Markets Securities
    2006                                  21,846,175  1.46 to 2.88   45,996,199       1.10%      0.15% to 2.40%    25.06% to 27.90%
    2005                                  20,454,389  1.15 to 2.27   32,568,213       1.26%      0.15% to 2.40%    24.11% to 27.24%
    2004                                  15,847,356  0.92 to 1.81   18,501,110       1.86%      0.15% to 2.40%    21.45% to 24.52%
    2003                                  14,599,010  0.74 to 1.47   12,919,582  0.49% to 1.13%  0.15% to 2.40%     3.10% to 52.76%
    2002                                  13,519,675  0.49 to 0.72    7,649,303       1.47%      0.15% to 1.40%    -1.53% to -0.30%
Templeton Global Asset Allocation
    2006                                   7,185,097  1.47 to 1.59   10,724,011       6.94%      0.15% to 1.40%    19.43% to 20.93%
    2005                                   7,187,897  1.23 to 1.32    8,922,125       3.88%      0.15% to 1.40%      2.12% to 3.40%
    2004                                   6,373,731  1.20 to 1.27    7,720,719       2.83%      0.15% to 1.40%    14.11% to 15.54%
    2003                                   5,653,902  1.05 to 1.10    5,985,105  2.34% to 2.56%  0.15% to 1.40%    30.12% to 31.76%
    2002                                   4,416,037  0.81 to 0.84    3,607,709       0.00%      0.15% to 1.40%    -5.72% to -4.53%
Janus Aspen Balanced
    2006                                   6,305,930  1.24 to 1.38    8,590,996       2.16%      1.20% to 2.40%      7.80% to 9.10%
    2005                                   4,019,004  1.15 to 1.26    4,992,986       2.27%      1.20% to 2.40%      4.85% to 6.38%
    2004                                   2,949,680  1.10 to 1.19    3,424,942       2.61%      1.20% to 2.40%      5.46% to 7.00%
    2003                                   1,982,696  1.03 to 1.11    2,116,520       2.02%      1.20% to 1.90%     3.20% to 12.14%
    2002      (a)                            689,640      0.92          635,967       2.74%          1.40%              -7.78%
Janus Aspen Forty
    2006                                  28,991,427  0.85 to 1.61   28,229,563       0.14%      0.15% to 2.40%      6.54% to 8.95%
    2005                                  30,541,441  0.79 to 1.50   26,733,562       0.01%      0.15% to 2.40%     9.62% to 12.39%
    2004                                  28,087,494  0.71 to 1.35   21,035,361       0.03%      0.15% to 2.40%    14.88% to 17.79%
    2003                                  30,071,564  0.61 to 1.16   18,698,614       0.24%      0.15% to 1.80%     5.11% to 20.06%
    2002                                  34,709,134  0.51 to 0.53   17,877,948       0.30%      0.15% to 1.40%  -17.10% to -16.05%

                          AT DECEMBER 31                           FOR THE YEARS ENDED DECEMBER 31
             -------------------------------------  --------------------------------------------------------
                            UNIT FAIR
                UNITS     VALUE LOWEST                INVESTMENT      EXPENSE RATIO         TOTAL RETURN
             OUTSTANDING   TO HIGHEST   NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
             -------------------------------------  --------------------------------------------------------
Janus Aspen International Growth
   2006       38,154,750  1.33 to 2.98  70,769,139       1.92%        0.15% to 2.40%       43.16% to 46.41%
   2005       29,644,222  0.92 to 2.06  35,317,388       1.14%        0.15% to 2.40%       28.50% to 31.74%
   2004       26,616,625  0.70 to 1.58  21,631,914       0.88%        0.15% to 2.40%       15.58% to 18.51%
   2003       26,182,042  0.60 to 1.35  16,205,018       0.98%        0.15% to 1.90%        4.61% to 34.33%
   2002       29,205,230  0.45 to 0.47  13,384,834       0.64%        0.15% to 1.40%     -26.79% to -25.87%
MFS Investors Growth Stock
   2006        1,355,889  1.11 to 1.35   1,677,748       0.00%        1.20% to 2.20%         4.98% to 6.03%
   2005        1,250,840  1.05 to 1.28   1,464,840       0.14%        1.20% to 1.85%         1.51% to 2.99%
   2004        1,267,606  1.02 to 1.24   1,434,981       0.00%        1.20% to 1.85%         6.13% to 7.68%
   2003        1,418,331  0.95 to 1.15   1,462,824       0.00%        1.20% to 1.90%        0.11% to 20.90%
   2002 (a)      254,637       0.78        199,463       0.00%              1.40%                -21.67%
MFS Mid Cap Growth
   2006          939,148  1.10 to 1.49   1,275,178       0.00%        1.20% to 2.15%         0.13% to 1.08%
   2005        1,031,559  1.09 to 1.48   1,384,416       0.00%        1.20% to 2.15%         0.17% to 1.63%
   2004        1,228,768  1.08 to 1.45   1,612,515       0.00%        1.20% to 2.15%       11.39% to 13.01%
   2003          828,565  0.96 to 1.29     933,083       0.00%        1.20% to 1.85%       -0.17% to 34.71%
   2002 (a)      132,901       0.71         94,371       0.00%              1.40%                -28.99%
MFS New Discovery
   2006        8,630,122  1.18 to 1.56  12,857,934       0.00%        1.20% to 2.65%        9.91% to 11.52%
   2005        9,303,425  1.07 to 1.40  12,441,484       0.00%        1.20% to 2.65%         2.29% to 3.78%
   2004        9,067,451  1.03 to 1.35  11,635,163       0.00%        1.20% to 2.65%         3.43% to 4.94%
   2003        5,017,186  0.98 to 1.29   5,858,375       0.00%        1.20% to 2.65%       -0.73% to 31.85%
   2002 (a)    1,073,449       0.75        919,016       0.00%              1.40%                -25.27%
MFS Value
   2006        4,636,899  1.45 to 1.72   7,400,998       1.58%        1.20% to 2.20%       17.89% to 19.07%
   2005        4,201,861  1.22 to 1.45   5,593,102       2.78%        1.20% to 2.30%         3.69% to 5.20%
   2004        3,064,606  1.16 to 1.38   3,845,989       1.95%        1.20% to 2.05%       11.82% to 13.46%
   2003        2,148,341  1.02 to 1.22   2,327,459       0.15%        1.20% to 1.90%        0.28% to 22.98%
   2002 (a)      852,323       0.83        709,389       0.00%              1.40%                -16.77%
Oppenheimer Capital Appreciation
   2006        4,050,875  1.17 to 1.42   5,448,645       0.19%        1.20% to 2.40%         5.13% to 6.40%
   2005        4,257,576  1.10 to 1.34   5,339,977       0.69%        1.20% to 2.40%         2.13% to 3.61%
   2004        4,037,186  1.06 to 1.29   4,766,235       0.20%        1.20% to 2.40%         3.83% to 5.34%
   2003        2,307,305  1.01 to 1.23   2,499,721       0.24%        1.20% to 2.20%        1.20% to 28.88%
   2002 (a)      890,405       0.81        722,898       0.00%              1.40%                -21.48%
Oppenheimer High Income
   2006       23,765,470  1.15 to 1.40  33,078,290       6.63%        1.20% to 2.65%         6.38% to 7.93%
   2005       18,941,350  1.09 to 1.30  24,423,870       5.55%        1.20% to 2.65%         -0.66% to .79%
   2004       13,310,080  1.09 to 1.29  16,999,974       4.97%        1.20% to 2.65%         5.89% to 7.43%
   2003        6,600,255  1.03 to 1.20   7,815,040       6.05%        1.20% to 2.65%        0.21% to 22.08%
   2002 (a)      674,348       0.95      1,000,841       0.00%              1.40%                -5.36%
Oppenheimer International Growth
   2006        3,501,651  1.69 to 2.45   7,613,127       0.36%        1.20% to 2.35%       26.26% to 27.71%
   2005        3,431,766  1.32 to 1.92   5,809,847       0.67%        1.20% to 2.35%       11.95% to 13.58%
   2004        3,348,584  1.17 to 1.70   4,905,781       1.08%        1.20% to 2.35%       14.08% to 15.75%
   2003        1,587,876  1.01 to 1.47   1,895,546       0.83%        1.20% to 2.30%       -0.01% to 43.52%
   2002 (a)      323,095       0.71        230,222       0.00%              1.40%                -29.61%
Putnam VT Growth and Income
   2006        1,766,558  1.33 to 1.59   2,662,682       1.43%        1.20% to 2.05%       13.57% to 14.53%
   2005        1,628,299  1.16 to 1.39   2,132,396       1.49%        1.20% to 2.05%         2.48% to 3.98%
   2004        1,488,016  1.12 to 1.34   1,852,135       1.50%        1.20% to 2.05%         8.21% to 9.79%
   2003        1,117,080  1.02 to 1.23   1,234,411       1.41%        1.20% to 1.90%        7.90% to 25.61%
   2002 (a)      296,889       0.81        241,935       0.00%              1.40%                -18.51%

                         AT DECEMBER 31                             FOR THE YEARS ENDED DECEMBER 31
             --------------------------------------  --------------------------------------------------------
                            UNIT FAIR
                UNITS     VALUE LOWEST                 INVESTMENT       EXPENSE RATIO         TOTAL RETURN
             OUTSTANDING   TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
             --------------------------------------  --------------------------------------------------------
Putnam VT International Growth
   2006        6,948,503  1.64 to 2.02   13,285,151       0.62%        1.20% to 2.65%       24.39% to 26.20%
   2005        7,919,801  1.30 to 1.60   12,022,953       1.46%        1.20% to 2.65%        9.27% to 10.86%
   2004        8,475,391  1.18 to 1.45   11,580,995       1.38%        1.20% to 2.65%       13.16% to 14.81%
   2003        6,281,267  1.03 to 1.27    7,272,213       0.83%        1.20% to 2.65%        3.70% to 26.75%
   2002 (a)    1,418,042       0.81       1,302,512       0.00%             1.40%               -19.05%
Putnam VT New Opportunities
   2006          299,022  1.25 to 1.59      438,433       0.00%        1.20% to 2.05%         6.36% to 7.27%
   2005          302,714  1.17 to 1.48      409,320       0.11%        1.20% to 2.05%         7.13% to 8.69%
   2004          288,771  1.08 to 1.36      361,736       0.00%        1.20% to 2.05%         7.42% to 8.99%
   2003          271,984  0.99 to 1.25      295,198       0.00%        1.20% to 1.55%        6.99% to 30.60%
   2002 (a)       88,859       0.76          67,578       0.00%             1.40%                -23.95%
Putnam VT New Value
   2006        2,298,449  1.44 to 1.75    3,784,208       1.02%        1.20% to 2.30%       13.38% to 14.63%
   2005        2,170,683  1.27 to 1.53    3,114,875       0.82%        1.20% to 2.30%         3.13% to 4.63%
   2004        1,618,549  1.24 to 1.47    2,209,870       0.65%        1.20% to 1.85%       12.41% to 14.05%
   2003          773,952  1.09 to 1.29      889,893       0.84%        1.20% to 1.90%       12.90% to 30.64%
   2002 (a)      164,533       0.83         137,040       0.00%             1.40%               -16.71%
Putnam VT Voyager
   2006          786,444  1.08 to 1.33      972,828       0.11%        1.20% to 1.85%         3.51% to 4.18%
   2005          865,041  1.04 to 1.27    1,018,315       0.62%        1.20% to 2.30%         2.94% to 4.44%
   2004          813,029  1.00 to 1.22      898,769       0.24%        1.20% to 2.30%         2.26% to 3.78%
   2003          610,427  0.96 to 1.17      635,247       0.30%        1.20% to 1.90%        5.63% to 23.18%
   2002 (a)      288,014       0.78         178,094       0.00%             1.40%               -21.89%
Van Kampen Comstock
   2006        5,251,105  1.42 to 1.70    8,815,354       1.27%        1.20% to 2.40%       13.30% to 14.66%
   2005        5,174,873  1.25 to 1.48    7,576,060       0.80%        1.20% to 2.40%         1.39% to 2.87%
   2004        3,155,382  1.23 to 1.45    4,490,631       0.60%        1.20% to 2.40%       14.36% to 16.03%
   2003 (b)    1,229,156  1.07 to 1.25    1,507,649       0.00%        1.20% to 2.40%         1.44% to 9.49%
Van Kampen Strategic Growth
   2006          314,658  1.32 to 1.36      427,206       0.00%        1.20% to 1.80%         0.80% to 1.40%
   2005          299,039  1.12 to 1.34      400,604       0.01%        1.20% to 2.05%         4.83% to 6.36%
   2004          201,893  1.24 to 1.26      254,303       0.00%        1.20% to 1.65%         3.98% to 5.50%
   2003 (b)      119,599  1.18 to 1.19      142,785       0.00%         1.2% to 1.70%         0.97% to 6.81%
Van Kampen Growth and Income
   2006        2,218,664  1.48 to 1.72    3,771,279       0.86%        1.20% to 2.05%       13.63% to 14.59%
   2005        1,668,652  1.30 to 1.51    2,475,426       0.63%        1.20% to 2.05%         6.86% to 8.41%
   2004          729,450  1.36 to 1.39      998,169       0.50%        1.20% to 1.85%       11.14% to 12.76%
   2003 (b)      208,298  1.21 to 1.24      252,779       0.00%        1.20% to 1.80%        8.75% to 10.69%
Waddell & Reed Balanced
   2006       58,000,608  1.08 to 4.54  171,844,690       1.29%        0.15% to 2.40%        8.58% to 11.04%
   2005       67,925,793  0.99 to 4.09  192,091,468       1.15%        0.15% to 2.40%         2.27% to 4.86%
   2004       79,627,064  0.95 to 3.90  228,371,804       1.39%        0.15% to 2.40%         6.06% to 8.77%
   2003       86,130,915  0.89 to 3.63  246,795,946       0.66%        0.15% to 2.05%        1.89% to 20.87%
   2002       96,126,456  0.74 to 3.03  242,627,878       0.00%        0.15% to 1.40%      -10.25% to -9.12%
Waddell & Reed Growth
   2006       96,900,539  0.70 to 4.03  181,963,428       0.00%        0.15% to 2.40%         2.55% to 4.88%
   2005       83,103,450  0.68 to 3.88  176,693,639       0.00%        0.15% to 2.40%        8.33% to 11.06%
   2004       79,382,363  0.62 to 3.53  175,548,922       0.27%        0.15% to 2.35%         0.61% to 4.92%
   2003       79,974,037  0.61 to 3.46  192,077,415       0.00%        0.15% to 1.90%        1.70% to 25.26%
   2002       89,698,886  0.56 to 2.79  181,641,666       0.00%        0.15% to 1.40%     -32.49% to -25.55%

                         AT DECEMBER 31                              FOR THE YEARS ENDED DECEMBER 31
             --------------------------------------  --------------------------------------------------------
                            UNIT FAIR
                UNITS     VALUE LOWEST                 INVESTMENT       EXPENSE RATIO         TOTAL RETURN
             OUTSTANDING   TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
             -----------------------------------------------------  -----------------------------------------
Waddell & Reed International Value
   2006       86,511,798  1.63 to 4.87  244,925,985       2.42%        0.15% to 2.65%       26.24% to 29.42%
   2005       84,552,153  1.29 to 3.77  198,919,230       2.13%        0.15% to 2.65%        8.26% to 11.00%
   2004       75,725,803  1.18 to 3.39  176,860,398       1.10%        0.15% to 2.65%       18.36% to 22.49%
   2003       69,210,848  1.09 to 2.77  145,621,007       1.78%        0.15% to 2.65%       -4.91% to 50.04%
   2002       69,117,878  0.76 to 1.89  107,934,334       0.00%        0.15% to 1.40%     -18.96% to -17.94%
Waddell & Reed Small Cap Growth
   2006       44,322,293  1.26 to 2.76   83,041,675       0.00%        0.15% to 2.40%         2.57% to 4.90%
   2005       46,104,272  1.23 to 2.63   87,797,909       0.00%        0.15% to 2.40%        9.94% to 12.71%
   2004       46,293,461  1.11 to 2.34   83,836,348       0.00%        0.15% to 2.40%       11.26% to 14.12%
   2003       48,087,823  1.01 to 2.05   80,974,858       0.00%        0.15% to 2.30%        2.26% to 47.76%
   2002       50,956,068  0.69 to 1.39   61,064,365       0.00%        0.15% to 1.40%     -32.75% to -31.90%
Waddell & Reed Value
   2006       49,926,067  1.21 to 2.96   90,006,872       1.81%        0.15% to 2.40%       14.12% to 16.71%
   2005       45,637,820  1.05 to 2.54   78,226,417       1.44%        0.15% to 2.40%         1.70% to 4.27%
   2004       40,557,151  1.02 to 2.43   74,124,351       1.07%        0.15% to 2.40%       10.55% to 14.53%
   2003       39,892,772  0.90 to 2.12   68,458,346       0.54%        0.15% to 1.95%        2.07% to 26.87%
   2002       44,175,977  0.72 to 1.67   62,482,210       0.00%        0.15% to 1.40%     -16.50% to -15.45%
Waddell & Reed Micro-Cap Growth
   2006       13,123,570  1.44 to 2.16   23,131,863       0.00%        0.15% to 2.40%        9.61% to 12.10%
   2005       13,625,768  1.31 to 1.95   22,102,445       0.00%        0.15% to 2.40%       17.72% to 20.69%
   2004       13,551,857  1.11 to 1.63   18,880,273       0.00%        0.15% to 2.40%        7.17% to 11.83%
   2003       17,493,441  1.04 to 1.50   23,278,419       0.00%        0.15% to 1.80%        2.89% to 73.88%
   2002       16,079,775  0.68 to 0.96   14,309,710       0.00%        0.15% to 1.40%     -44.43% to -43.73%
Waddell & Reed Small Cap Value
   2006       40,639,526  1.30 to 2.24   74,928,999       5.63%        0.15% to 2.40%       14.08% to 16.67%
   2005       37,056,963  1.14 to 1.94   61,221,795       0.00%        0.15% to 2.40%         1.43% to 3.99%
   2004       29,511,761  1.12 to 1.89   49,789,092       0.00%        0.15% to 2.40%       11.62% to 14.85%
   2003       23,557,729  1.11 to 1.66   36,825,287       0.00%        0.15% to 2.30%        0.59% to 59.63%
   2002       23,025,937  1.03 to 1.13   25,038,865       0.00%        0.15% to 1.40%     -21.09% to -20.10%
Waddell & Reed Core Equity
   2006       15,585,074  0.98 to 1.46   19,334,568       0.96%        0.15% to 2.35%       14.28% to 16.81%
   2005       14,310,373  0.85 to 1.27   14,988,107       0.36%        0.15% to 2.35%         6.17% to 8.84%
   2004       13,227,660  0.79 to 1.18   12,366,101       0.65%        0.15% to 2.35%         6.70% to 9.40%
   2003       13,738,232  0.73 to 1.09   11,553,656       0.71%        0.15% to 1.70%        3.31% to 21.15%
   2002       16,313,415  0.61 to 0.79   11,773,521       0.00%        0.15% to 1.40%     -29.14% to -28.25%
Waddell & Reed Asset Strategy
   2006       38,914,368  1.62 to 1.73   66,306,387       2.99%        1.20% to 2.40%       17.31% to 18.72%
   2005       19,144,029  1.38 to 1.45   27,458,131       1.52%        1.20% to 2.40%       21.03% to 22.80%
   2004        4,443,666  1.14 to 1.18    5,177,416       2.85%        1.20% to 2.40%       10.34% to 14.63%
   2003 (b)      439,489  1.05 to 1.06      464,746       3.71%        1.20% to 1.95%         1.41% to 6.01%
Waddell & Reed International Growth
   2006       11,709,857  1.49 to 1.75   18,821,964       0.76%        1.20% to 2.65%       17.83% to 19.55%
   2005        7,476,234  1.26 to 1.46   10,108,539       3.02%        1.20% to 2.65%       13.44% to 15.09%
   2004        3,475,303  1.11 to 1.27    4,150,552       1.14%        1.20% to 2.65%       11.02% to 12.64%
   2003 (b)      841,932  1.07 to 1.13      949,442       2.04%        1.20% to 2.65%       -1.69% to 13.69%
Waddell & Reed Science & Technology
   2006       15,322,356  1.39 to 1.56   22,515,381       0.00%        1.20% to 2.35%         5.37% to 6.59%
   2005       11,385,674  1.32 to 1.46   15,714,685       0.00%        1.20% to 2.35%       14.19% to 15.85%
   2004        4,863,259  1.15 to 1.26    5,848,726       0.00%        1.20% to 2.35%       13.21% to 16.26%
   2003 (b)      369,779        1.10        406,684       0.00%        1.20% to 1.85%        2.19% to 11.50%

                                                       AT DECEMBER 31                  FOR THE YEARS ENDED DECEMBER 31
                                           -------------------------------------  ------------------------------------------
                                                         UNIT FAIR                INVESTMENT  EXPENSE RATIO   TOTAL RETURN
                                              UNITS     VALUE LOWEST                INCOME      LOWEST TO       LOWEST TO
                                           OUTSTANDING   TO HIGHEST   NET ASSETS    RATIO*      HIGHEST**       HIGHEST***
                                           -----------  ------------  ----------  ----------  -------------  ---------------
Waddell & Reed Bond
   2006                                     15,061,603  1.03 to 1.06  16,008,249     6.50%    1.25% to 2.35%   1.83% to 2.95%
   2005                                      7,049,914  1.01 to 1.03   7,278,080     7.21%    1.25% to 2.35%  -0.74% to 0.36%
   2004 (c)                                  2,028,373  1.02 to 1.03   2,086,600    17.28%    1.25% to 2.35%   2.12% to 2.86%
Waddell & Reed Dividend Income
   2006                                      6,955,649  1.35 to 1.39   9,676,972     1.61%    1.25% to 2.35% 13.23% to 14.48%
   2005                                      4,462,148  1.19 to 1.22   5,422,956     1.50%    1.25% to 2.35% 10.41% to 11.63%
   2004 (c)                                  1,747,164  1.08 to 1.09   1,902,163     2.00%    1.25% to 2.35%   8.08% to 8.86%
Waddell & Reed High Income
   2006                                     16,649,803  1.15 to 1.18  19,709,878     9.28%    1.25% to 2.35%   7.71% to 8.90%
   2005                                     10,011,438  1.07 to 1.09  10,882,992    10.51%    1.25% to 2.35%   0.17% to 1.27%
   2004 (c)                                  3,775,548  1.07 to 1.07   4,052,569    22.73%    1.25% to 2.35%   6.55% to 7.33%
Waddell & Reed Limited-Term Bond
   2006                                      3,010,332  1.01 to 1.04   3,127,353     4.13%    1.25% to 2.35%   1.55% to 2.67%
   2005                                      2,302,898  0.99 to 1.01   2,330,119     5.12%    1.25% to 2.35%  -.067% to 0.42%
   2004 (c)                                    723,396  1.00 to 1.01     728,864     9.18%    1.25% to 2.35%   0.02% to 0.75%
Waddell & Reed Money Market
   2006                                      5,235,493  1.02 to 1.04   5,445,238     4.40%    1.25% to 2.35%   1.91% to 3.04%
   2005                                      1,255,883  1.00 to 1.01   1,267,807     2.46%    1.25% to 2.35%   0.13% to 1.23%
   2004 (c)                                  1,211,226  0.99 to 1.00   1,207,920     0.79%    1.25% to 2.35% -1.00% to -0.27%
Waddell & Reed Mortgage Securities
   2006                                     11,476,714  1.06 to 1.09  12,466,176     3.95%    1.25% to 2.35%   2.35% to 3.48%
   2005                                     15,654,716  1.03 to 1.05  16,432,550     3.53%    1.25% to 2.35%  -0.37% to 0.73%
   2004 (d)                                 16,466,798  1.04 to 1.04  17,159,418     2.11%    1.25% to 2.35%   3.51% to 4.19%
Waddell & Reed Real Estate Securities
   2006                                      6,708,389  1.80 to 1.85  12,424,627     1.57%    1.25% to 2.35% 27.07% to 28.47%
   2005                                      4,922,247  1.42 to 1.44   7,096,518     0.96%    1.25% to 2.35%   8.26% to 9.46%
   2004 (d)                                  7,248,663  1.31 to 1.32   9,546,752     0.77%    1.25% to 2.35% 30.82% to 31.68%
Waddell & Reed Global Natural Resources
   2006                                     14,086,394  1.52 to 1.55  21,801,639     4.75%    1.20% to 2.35% 22.59% to 24.00%
   2005 (e)                                  6,075,228  1.24 to 1.25   7,594,590     0.00%    1.20% to 2.35% 23.82% to 25.03%
Waddell & Reed Mid Cap Growth
   2006                                      6,455,194  1.27 to 1.29   8,325,225     0.48%    1.20% to 2.35%   5.62% to 7.27%
   2005 (e)                                  3,647,055  1.19 to 1.20   4,387,548     0.00%    1.20% to 2.35% 19.16% to 20.33%
Waddell & Reed Energy
   2006 (f)                                  2,952,660      0.92       2,729,073     0.60%    1.25% to 2.35% -8.27% to -7.59%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividend by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presensented.

(a)  Period from May 1, 2002 (commencement of operations) to December 31, 2002.

(b) Period from September 22, 2003 (commencement of operations) to December 31, 2003.

(c)  Period from May 3, 2004 (commencement of operations) to December 31, 2004.

(d)  Period from May 27, 2004 (commencement of operations) to December 31, 2004.

(e)  Period from May 2, 2005 (commencement of operations) to December 31, 2005.

(f)  Period from May 1, 2006 (commencement of operations) to December 31, 2006.

(g) Pursuant to the terms of the prospectus, the Maturing Government Bond 2006 sub-account made a liquidating distribution and ceased operations on September 15, 2006.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                        CONSOLIDATED FINANCIAL STATEMENTS
                           AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2006, 2005 AND 2004

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2006 and 2005, and the related consolidated statements of operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.


/s/ KPMG LLP
------------------------------------

March 12, 2007

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005
                                 (In thousands)

                                                                             2006          2005
                                                                         -----------   -----------
ASSETS
   Fixed maturity securities:
      Available-for-sale, at fair value
      (amortized cost $5,263,368 and $5,095,516)                         $ 5,326,567   $ 5,190,234
   Equity securities, at fair value (cost $576,887 and $577,658)             725,807       683,290
   Mortgage loans, net                                                     1,133,784     1,020,427
   Real estate, net                                                              755         2,261
   Finance receivables, net                                                  162,991       146,408
   Policy loans                                                              297,312       279,699
   Private equity investments (cost $286,700 and $244,458)                   325,619       268,535
   Fixed maturity securities on loan, at fair value
      (amortized cost $1,308,071 and $1,275,628)                           1,306,167     1,278,941
   Equity securities on loan, at fair value (cost $54,495 and $89,165)        79,215       119,087
   Other invested assets                                                      42,859        23,574
                                                                         -----------   -----------
      Total investments                                                    9,401,076     9,012,456
   Cash and cash equivalents                                                 165,075       284,283
   Securities held as collateral                                           1,430,984     1,439,254
   Deferred policy acquisition costs                                         872,581       823,757
   Accrued investment income                                                  83,005        81,129
   Premiums and fees receivable                                              154,548       143,573
   Property and equipment, net                                                80,513        76,921
   Reinsurance recoverables                                                  788,006       744,458
   Goodwill and intangible assets, net                                        32,452        21,052
   Other assets                                                               90,852        62,362
   Separate account assets                                                12,272,433    10,600,016
                                                                         -----------   -----------
         Total assets                                                    $25,371,525   $23,289,261
                                                                         ===========   ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy and contract account balances                                  $ 5,073,270   $ 5,006,386
   Future policy and contract benefits                                     2,124,904     2,073,846
   Pending policy and contract claims                                        225,503       205,557
   Other policyholder funds                                                  675,161       636,441
   Policyholder dividends payable                                             42,877        43,438
   Unearned premiums and fees                                                266,139       227,684
   Income tax liability:
      Current                                                                 19,349        16,662
      Deferred                                                               184,513       174,136
   Other liabilities                                                         485,344       422,723
   Notes payable                                                             125,000       125,000
   Securities lending collateral                                           1,430,984     1,439,254
   Separate account liabilities                                           12,272,433    10,600,016
                                                                         -----------   -----------
      Total liabilities                                                   22,925,477    20,971,143
                                                                         -----------   -----------
Stockholder's equity:
   Common stock, $1 par value, 5,000,000 shares authorized,
      issued and outstanding                                                   5,000         5,000
   Additional paid in capital                                                 81,632        81,632
   Accumulated other comprehensive income                                    158,231       140,106
   Retained earnings                                                       2,201,185     2,091,380
                                                                         -----------   -----------
      Total stockholder's equity                                           2,446,048     2,318,118
                                                                         -----------   -----------
         Total liabilities and stockholder's equity                      $25,371,525   $23,289,261
                                                                         ===========   ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (In thousands)

                                                          2006         2005         2004
                                                       ----------   ----------   ----------
Revenues:
   Premiums                                            $1,308,939   $1,183,836   $1,078,586
   Policy and contract fees                               454,153      399,676      382,048
   Net investment income                                  500,400      487,013      459,612
   Net realized investment gains                           53,403       64,955       73,862
   Finance charge income                                   44,792       40,130       37,694
   Commission income                                       55,885       62,110       40,589
   Other income                                            32,648       30,820       21,273
                                                       ----------   ----------   ----------
      Total revenues                                    2,450,220    2,268,540    2,093,664
                                                       ----------   ----------   ----------
Benefits and expenses:
   Policyholder benefits                                1,314,341    1,142,724    1,027,760
   Interest credited to policies and contracts            275,787      274,511      280,618
   General operating expenses                             413,174      409,664      389,924
   Commissions                                            159,545      144,787      143,633
   Administrative and sponsorship fees                     59,279       60,193       63,057
   Dividends to policyholders                              10,154        9,010       15,331
   Interest on notes payable                               10,318       10,290       10,391
   Amortization of deferred policy acquisition costs      184,632      162,510      169,888
   Capitalization of policy acquisition costs            (224,272)    (218,071)    (206,061)
                                                       ----------   ----------   ----------
      Total benefits and expenses                       2,202,958    1,995,618    1,894,541
                                                       ----------   ----------   ----------
         Income from operations before taxes              247,262      272,922      199,123
   Income tax expense (benefit):
      Current                                              72,736       67,572       17,445
      Deferred                                             (1,084)      20,073       42,821
                                                       ----------   ----------   ----------
         Total income tax expense                          71,652       87,645       60,266
                                                       ----------   ----------   ----------
            Net income                                 $  175,610   $  185,277   $  138,857
                                                       ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (In thousands)

                                                                             ACCUMULATED
                                                               ADDITIONAL       OTHER                        TOTAL
                                                     COMMON      PAID IN    COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                                      STOCK      CAPITAL        INCOME       EARNINGS        EQUITY
                                                    --------   ----------   -------------   ----------   -------------
2004:
   Balance, beginning of year                       $  5,000     $ 3,000       $213,667     $1,795,285     $2,016,952
      Comprehensive income:
         Net income                                       --          --             --        138,857        138,857
         Other comprehensive income                       --          --          9,354             --          9,354
                                                                                                           ----------
            Total comprehensive income                                                                        148,211
      Dividends to stockholder                            --          --             --        (15,539)       (15,539)
      Contributions to additional paid in capital         --      58,164             --             --         58,164
                                                    --------     -------       --------     ----------     ----------
   Balance, end of year                             $  5,000     $61,164       $223,021     $1,918,603     $2,207,788
                                                    ========     =======       ========     ==========     ==========
2005:
   Balance, beginning of year                       $  5,000     $61,164       $223,021     $1,918,603     $2,207,788
      Comprehensive income:
         Net income                                       --          --             --        185,277        185,277
         Other comprehensive loss                         --          --        (82,915)            --        (82,915)
                                                                                                           ----------
            Total comprehensive income                                                                        102,362
      Dividends to stockholder                            --          --             --        (12,500)       (12,500)
      Contributions to additional paid in capital         --      20,468             --             --         20,468
                                                    --------     -------       --------     ----------     ----------
   Balance, end of year                             $  5,000     $81,632       $140,106     $2,091,380     $2,318,118
                                                    ========     =======       ========     ==========     ==========
2006:
   Balance, beginning of year                       $  5,000     $81,632       $140,106     $2,091,380     $2,318,118
      Comprehensive income:
         Net income                                       --          --             --        175,610        175,610
         Other comprehensive income                       --          --         18,125             --         18,125
                                                                                                           ----------
            Total comprehensive income                                                                        193,735
      Dividends to stockholder                            --          --             --        (65,805)       (65,805)
                                                    --------     -------       --------     ----------     ----------
   Balance, end of year                             $  5,000     $81,632       $158,231     $2,201,185     $2,446,048
                                                    ========     =======       ========     ==========     ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (In thousands)

                                                                 2006          2005          2004
                                                             -----------   -----------   -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                   $   175,610   $   185,277   $   138,857
Adjustments to reconcile net income to net cash
   provided by operating activities:
      Interest credited to annuity and insurance contracts       247,040       245,990       248,103
      Fees deducted from policy and contract balances           (415,193)     (362,149)     (352,028)
      Change in future policy benefits                            59,662        31,532        40,541
      Change in other policyholder liabilities, net               55,994        38,420         9,006
      Amortization of deferred policy acquisition costs          184,632       162,510       169,888
      Capitalization of policy acquisition costs                (224,272)     (218,071)     (206,061)
      Change in premiums and fees receivable                     (10,975)       (5,995)          375
      Deferred tax provision                                      (1,084)       20,073        42,821
      Change in income tax liabilities - current                   2,687        (7,795)       (7,972)
      Net realized investment gains                              (53,403)      (64,955)      (73,862)
      Change in reinsurance recoverables                         (43,548)      (17,308)      (50,027)
      Other, net                                                  42,974        51,442        90,532
                                                             -----------   -----------   -----------
         Net cash provided by operating activities                20,124        58,971        50,173
                                                             -----------   -----------   -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of:
   Fixed maturity securities                                     988,202     1,215,098     1,538,904
   Equity securities                                             558,248       453,427       537,399
   Mortgage loans                                                     --         5,134         3,239
   Real estate                                                     1,265           960         1,276
   Private equity investments                                     50,154        56,320        63,623
   Other invested assets                                           1,302        10,875        23,619
Proceeds from maturities and repayments of:
   Fixed maturity securities                                     918,091     2,269,649     1,262,636
   Mortgage loans                                                 91,063       126,754        79,356
Purchases and originations of:
   Fixed maturity securities                                  (2,164,474)   (3,541,554)   (3,077,269)
   Equity securities                                            (446,201)     (378,814)     (477,434)
   Mortgage loans                                               (204,361)     (341,115)     (119,806)
   Real estate                                                        --        (1,451)       (1,324)
   Private equity investments                                    (75,117)      (61,273)      (51,265)
   Other invested assets                                            (286)      (10,815)      (21,779)
Finance receivable originations or purchases                    (129,808)     (116,758)     (109,989)
Finance receivable principal payments                            107,796       102,356        89,283
Securities in transit                                             15,637        (4,271)     (109,734)
Other, net                                                       (44,085)      (31,452)      (23,196)
                                                             -----------   -----------   -----------
      Net cash used for investing activities                    (332,574)     (246,930)     (392,461)
                                                             -----------   -----------   -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits credited to annuity and insurance contracts           2,172,597     1,898,405     1,814,146
Withdrawals from annuity and insurance contracts              (1,932,688)   (1,625,017)   (1,546,611)
Contributed capital                                                   --         6,900        55,000
Dividends paid to stockholder                                    (65,000)      (12,500)           --
Other, net                                                        18,333         7,946        (6,268)
                                                             -----------   -----------   -----------
      Net cash provided by financing activities                  193,242       275,734       316,267
                                                             -----------   -----------   -----------
Net (decrease) increase in cash and cash equivalents            (119,208)       87,775       (26,021)
Cash and cash equivalents, beginning of year                     284,283       196,508       222,529
                                                             -----------   -----------   -----------
Cash and cash equivalents, end of year                       $   165,075   $   284,283   $   196,508
                                                             ===========   ===========   ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2006, 2005 AND 2004

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company LLC, Enterprise Holding Corporation, Northstar Life Insurance Company, Securian Life Insurance Company, and Allied Solutions, LLC. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. The Company has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, and Retirement. Revenues, including net realized investment gains and losses, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line, for the years ended December 31 were as follows:

     IN THOUSANDS                                 2006         2005          2004
     ------------                              ----------   ----------   ----------
     Individual Financial Security             $  456,898   $  444,513   $  452,807
     Financial Services                           288,028      294,034      270,687
     Group Insurance                            1,166,882    1,011,920      888,030
     Retirement                                   335,327      339,253      343,311
     Subsidiaries and corporate product line      203,085      178,820      138,829
                                               ----------   ----------   ----------
        Total                                  $2,450,220   $2,268,540   $2,093,664
                                               ==========   ==========   ==========

     The Company serves over eight million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     Effective December 30, 2005, ownership of Securian Life Insurance Company was transferred to the Company from Securian Financial Group, Inc, in the form of a capital contribution. See note 19 for additional description of this transaction.

     During 2004, the Company's majority-owned subsidiary, MIMLIC Life Insurance Company, was dissolved.

     On June 1, 2004, the Company purchased Allied Solutions, LLC and Subsidiaries (Allied). See note 15 for additional description of this transaction.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. Prior to 2005, Allied's results were reported on a one month lag. Beginning in 2005, this lag in reporting has been eliminated. Neither the effect of the month lag in 2004, nor eliminating it in 2005 had a material affect on the consolidated results of operations or financial position of the Company. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are recorded in the consolidated statements of operations in the period in which they are made.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     INSURANCE REVENUES AND EXPENSES

     Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to estimated gross profits or margins.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that are not yet paid are included in premiums and fees receivable on the consolidated balance sheets.

     Certain nontraditional life products, specifically individual adjustable and variable life insurance policies, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

     COMMISSION REVENUE

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Refunds of commissions for cancelled policies are issued based on the unearned portion of the premium payments.

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Fixed maturity securities, which may be sold prior to maturity and include fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities, including all interest-only strips and asset-backed securities not of high credit quality, estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective yield method.

     The Company uses book value as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained from broker/dealer survey values or internal estimates.

     Marketable equity securities are classified as available-for-sale and are carried at fair value. Mutual funds and exchange traded fund (ETF) investments in select asset classes that are sub-advised are carried at the fair value of the underlying net assets of the funds.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at then current market interest rates, which were lower than the current effective portfolio rate.

     Mortgage loans are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Impairments are determined by specific identification. A mortgage loan is considered impaired if it is probable that amounts due for principal and interest will not be collected in accordance with the contractual terms. Impaired mortgage loans are valued at the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the underlying collateral, if the loan is collateral dependent.

     Private equity investments in limited partnerships are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Any adjustments recorded directly to stockholders' equity of the investee are recorded, based on the Company's ownership share, as an adjustment to the amount invested and as unrealized gains or losses. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

     Fair values of fixed maturity securities are based on quoted market prices where available. Fair values of marketable equity securities are based on quoted market prices. Fair values of private equity investments are obtained from the financial statement valuations of the underlying fund or independent broker bids. For fixed maturity securities not based on quoted market prices, generally private placement securities, securities that do not trade regularly, and embedded derivatives, an internally developed pricing model using a commercial software application is most often used. The internally developed pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. For securities for which quoted market prices are not available and the internally developed pricing model is not suitable for estimating fair values, qualified company representatives determine the fair value using discounted cash flows and pricing information obtained from the administrator from whom cash flows are distributed for these certain structured securities. As of December 31, 2006, 82.5% of the fair values of fixed maturity securities were obtained from quoted market prices, 17.1% from the internal methods described above and 0.4% from other sources, primarily broker bids.

     Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses.

     The Company's derivative instrument holdings are carried at fair value. All derivatives are recorded as non-hedge transactions. Derivative instrument fair values are based on quoted market prices or dealer quotes. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

     The Company recognizes interest income as earned and recognizes dividend income on equity securities upon the declaration of the dividend.

     For mortgage-backed securities of high credit quality, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

     For interest-only securities and mortgage-backed securities not of high credit quality, the Company recognizes the excess of all cash flows, including estimated prepayments, attributable to the security estimated at the acquisition date over the initial investment using the effective yield method with adjustments made as a result of subsequent cash flow information recorded prospectively. If the fair value of the security has declined below its carrying amount, the Company will write the security down to fair value if the decline is deemed other-than-temporary.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 12. The use of the restricted funds is limited to the satisfaction of the unremitted premiums payable owed to the underwriter.

     The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $12,888,000 and $15,109,000 at December 31, 2006 and 2005, respectively.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2006 and 2005 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2006 and 2005 approximate the fair value at that date.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting or the Company chooses not to elect hedge accounting, they provide the Company with an economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. In general, these derivative instruments are used in the Company's efforts to manage risks relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in the capital market and interest rates. For economic hedges, the Company documents all its risk-management objectives and strategy for entering into various hedge transactions. Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and hedged items recorded in net realized investment gains and losses on the consolidated statements of operations. Interest income generated by derivative instruments is reported in net investment income on the consolidated statements of operations. Derivative instruments had an immaterial impact on the Company's 2006, 2005 and 2004 consolidated statements of operations.

     The Company offers a variable payout annuity product with periodic payments that are guaranteed to never fall below an amount that is established at contract inception. This amount is referred to as the guaranteed minimum payment. All deposits, net of expenses, are allocated to a single investment option based upon the S&P 500 index and the periodic payment is adjusted at the beginning of each period based upon investment performance. In the event that the new payment amount falls below the guaranteed minimum payment, the Company will make up the difference. In 2006, the Company began offering an indexed life product which has an investment option based upon the performance of the S&P 500. For this investment option, the S&P 500 is used as the basis for crediting interest, with a cap and floor. These guarantees expose the Company to equity market risk, which represents an embedded derivative in the case of the annuity product and market exposure in the life product. The Company is using an economic hedge in its efforts to minimize the financial risk associated with the product's guaranteed payment. The Company holds both interest rate swaps and futures contracts which are used to economically hedge the change in fair value of periodic guaranteed minimum payments owed to policyholders.

     The Company entered into certain interest rate futures contracts to manage duration within certain total return managed portfolios within the general account. These contracts could qualify for hedge accounting, but due to the immateriality of the derivatives, the Company chose not to elect hedge accounting.

     The Company also enters into certain foreign currency derivative instruments that do not meet hedge accounting criteria. The primary purpose of the Company's foreign currency economic hedging activities is to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios. The Company uses short-duration spot contracts in its efforts to mitigate this risk.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. Most of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains and losses on the consolidated statements of operations. As of December 31, 2006 and 2005, the Company reported $24,646,000 and $7,419,000, respectively, as derivative instruments, which is included in other invested assets on the consolidated balance sheets. In 2006, 2005, and 2004, the change in fair value of these securities included in realized capital gains was $90,000, $45,000 and $1,013,000, respectively. For cash flow presentation, the proceeds and purchases from certain mortgage dollar roll securities are included in fixed maturity securities and equity securities.

     REALIZED AND UNREALIZED GAINS AND LOSSES

     Realized and unrealized gains and losses are determined on the specific identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to fair value and the amount of the impairment is included in realized gains and losses on the statements of operations. The fair value then becomes the new cost basis of the investment and any subsequent recoveries in fair value are recognized at disposition.

     Under the Company's accounting policy for debt and equity securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period of time. For debt securities, the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

     For other debt and equity securities, an other-than-temporary impairment is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the debt security or the remaining cost basis of the equity security. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or dispose of the security, and current economic conditions.

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(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

     Available-for-sale equity securities which have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors, and the manager's intent and ability to hold the security. Mutual funds and ETF investments are reviewed by analyzing the characteristics of the underlying investments and the long-term outlook for the asset class along with the intent to hold the investment. All other available-for-sale equity securities with significant unrealized losses are also reviewed on the same basis for impairment. Private equity securities which have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. All other material unrealized losses are reviewed for any unusual event that may trigger an other-than-temporary impairment. Determination of the status of each analyzed investment as other-than-temporary or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's ability and intent generally focuses on changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment.

     Total other-than-temporary impairments for fixed maturity securities were $31,356,000 for the year ended December 31, 2006, of which $30,328,000 was interest rate related and $1,028,000 was credit related. For the years ended December 31, 2005 and 2004, other-than-temporary impairments for fixed maturity securities were $6,683,000 and $6,684,000, respectively, all of which were credit related.

     Total other-than-temporary impairments for equity securities for the years ended December 31, 2006, 2005 and 2004 were $0, $1,212,000 and $1,728,000 respectively.

     Total other-than-temporary impairments for private equity investments for the years ended December 31, 2006, 2005 and 2004 were $10,868,000, $9,088,000 and $13,863,000, respectively.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Changes in the valuation allowance are recorded in net realized gains and losses on the consolidated statements of operations. No valuation allowances for mortgage loans were necessary as of December 31, 2006 and 2005.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

     SECURITIES LENDING

     The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the fair value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively.

     The income from these investments is recorded in net investment income and was $1,253,000, $1,232,000, and $1,762,000 for the years ended December 31,
     2006, 2005, and 2004, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2006 and 2005 were $1,385,382,000 and $1,398,028,000, respectively. As of December 31, 2006 and 2005, the collateral associated with securities lending was $1,430,984,000 and $1,439,254,000, respectively.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These assets and liabilities are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the fair value of the investments held in the segregated funds. The investment income and gains and losses of these accounts accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

     The Company periodically invests money in its separate accounts. At December 31, 2006 and 2005, the fair value of these investments included with equity securities as required by Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (SOP 03-1), was $27,085,000 and $40,431,000, respectively.

     RISKS

     The following is a description of the most significant risks facing the
     Company:

     CREDIT RISK:

     Credit risk is the risk that issuers of securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor and industry and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company actively monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made. Following below is discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

          CASH AND CASH EQUIVALENTS:

          Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents with high quality financial institutions and limits the amount of credit exposure with any one institution.

          FINANCIAL INSTRUMENTS:

          Concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets are limited because of the diverse geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

          Equity security diversification is obtained through the use of style diversification and through limiting exposure to a single issuer. Private equity investment diversification is achieved by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of private equity instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

          DERIVATIVES:

          The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. Should the rating of a derivative counterparty drop, the Company may require the counterparty to post collateral. The aggregate counterparty exposure for a single non-qualified counterparty is limited to 1% of admitted assets. The aggregate counterparty exposure to all non-qualified counterparties is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

          To date the Company has not required receipt of collateral from its interest rate swap counterparties. The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. This requirement is satisfied by deposit of a U.S. Treasury security. The Company maintains ownership of pledged securities at all times and is entitled to receive from the borrower any payments for interest on such securities during the period it is pledged as collateral.

          The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

          SECURITIES LENDING:

          The Company participates in a securities lending program where it receives collateral assets in exchange for loaned securities. As collateral assets, the Company receives shares in an Enhanced Yield Trust, a Collateral Investment Term Trust, certain Lehman Brothers investments and various other assets. The Company has a concentrated credit risk in that its collateral investment in the Enhanced Yield Trust was $1,075,173,000 and $801,191,000 as of December 31, 2006 and
          2005, respectively. Additionally, concentrated credit risk exists in its Collateral Investment Term Trust, which totaled $336,953,000 and $0 as of December 31, 2006 and 2005, respectively.

          Although the Company's securities lending program involves certain credit risk and specific concentrated credit risk, the Company believes the high quality of the collateral received and the Company's monitoring policies and procedures assists in minimizing the likelihood of material losses under these arrangements.

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     FOREIGN CURRENCY RISK:

     Foreign currency risk is the risk that the price of foreign currency dominated contracts may change significantly prior to the completion of investment transactions. The Company utilizes short-duration spot forward contracts in its efforts to minimize the adverse impact of foreign currency exchange rate risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     EQUITY MARKET RISK:

     Equity market risk is the risk that significant adverse fluctuations in the equity market can affect the Company's financial results. Risks may include, but are not limited to, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

     As of December 31, 2006, approximately 97% of separate account assets were invested in equity investments across the Company's variable product offerings. The Company attempts to minimize the adverse impact of this risk with its product offerings in traditional products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

     The Company held a limited number of derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain annuity products.

     As discussed above, the Company monitors its overall exposure to the equity market and maintains a diversified investment portfolio limiting its exposure to any single issuer.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the sale of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

     FINANCE CHARGE INCOME AND RECEIVABLES

     Finance charge income, arising from the Company's consumer finance operations, includes finance charges, interest, and fees on finance receivables which are recoded as earned. Accrued and uncollected finance charges, interest, and fees are included in finance receivables on the consolidated balance sheets. The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on smaller balance, homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or fewer late charges are due and unpaid. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

     A loan is treated as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. Impaired loans are generally larger real estate secured loans that are both 60 days past due with collateral that is deemed inadequate. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Large groups of homogenous installment receivables are collectively evaluated for impairment. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

     An allowance for losses is maintained by direct charges to operations at an amount which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. It is the Company's general policy to charge-off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and renewal business, after the effects of reinsurance, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

     For traditional life, accident and health and group life products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life products and deferred annuities, DAC are amortized with interest over the expected lives of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account performance, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience. For future separate account performance, the Company utilizes a mean reversion process. The Company's future long-term yield assumption is 8% at December 31, 2006. Factors regarding economic outlook, as reviewed by a third party and internal investment experts, and management's current view of the capital markets were considered in developing management's best estimate of the long-term assumption. The Company's policy regarding the reversion to the mean process assumes a five-year reversion period during which a modified yield assumption is projected for the next five years after the valuation date. This modified yield assumption is calculated such that, when combined with the actual yields from January 1, 2001 through the valuation date, the total yield from January 1, 2001 through the end of the five-year reversion period is equal to that produced using the historical long-term assumptions. The effects of this modified yield assumption are reflected annually in the consolidated statements of operations. This modified yield assumption is not permitted to be negative or in excess of 15%, per annum, during the five-year reversion period.

     Changes in actuarial assumptions can have a significant impact on the amount of DAC reported for nontraditional life and deferred annuities, and the related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised to reflect management's best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant.

     Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs on the consolidated statements of operations. DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as disclosed in note 18. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized.

     SALES INDUCEMENTS

     The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company's sales inducement credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit. Changes in deferred sales inducements for the period ended December 31 were as follows:

     IN THOUSANDS                    2006     2005
     ------------                   ------   ------
     Balance at beginning of year   $1,162   $  250
     Capitalization                    487      938
     Amortization and interest           2      (26)
                                    ------   ------
     Balance at end of year         $1,651   $1,162
                                    ======   ======

     GOODWILL AND OTHER INTANGIBLE ASSETS

     In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, and is tested for impairment, at the reporting unit level, at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to:
     (1) a significant adverse change in legal factors or in business climate,
     (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The fair value of the reporting unit is estimated using a combination of the income, or discounted cash flows, approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

     The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the market value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. Intangible assets with a finite useful life are amortized over their useful lives on a straight-line basis.

     SOFTWARE CAPITALIZATION

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized costs of $31,712,000 and $28,082,000 as of December 31, 2006 and 2005, respectively, and amortized software expense of $11,510,000, $10,192,000 and $8,373,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

     PROPERTY AND EQUIPMENT

     Property and equipment are carried at cost, net of accumulated depreciation of $100,932,000 and $190,728,000 at December 31, 2006 and 2005,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2006, 2005, and 2004, was $11,514,000,
     $12,047,000, and $12,410,000, respectively.

     REINSURANCE

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICYHOLDER LIABILITIES

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases to the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. Certain traditional life products are accounted for under AICPA Statement of Position 95-1, ACCOUNTING FOR CERTAIN INSURANCE ACTIVITIES OF MUTUAL LIFE INSURANCE ENTITIES. When estimating the expected gross margins for traditional life products as of December 31, 2006, the Company has assumed an average rate of investment yields ranging from 5.56% to 5.62%.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as disclosed in note 18. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a required discount rate if invested at then current market interest rates instead of the then current effective portfolio rate implicit in the policy reserves.

     Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2006 and 2005, the total participating business in force was $1,594,804,000 and $1,357,490,000, respectively. As a percentage of total life insurance in force, participating business in force represents 0.3% at December 31, 2006 and 2005.

     INCOME TAXES

     The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

     NEW PRONOUNCEMENTS

     In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 158 (FAS 158), EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS, AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, 106, AND 132(R). FAS 158 requires an employer to recognize the funded status of a defined benefit pension and other postretirement plan as an asset or liability in its consolidated balance sheets and to recognize changes in funded status in the year in which the changes occur through other comprehensive income. In addition, FAS 158 requires an employer to measure the funded status of a plan as of the date of its year-end financial statements. For employers without publicly traded equity securities, recognition of the funded status of a benefit plan is required to be adopted for fiscal years ending after June 15, 2007. The requirement to measure the funded status of a plan as of the date of its year-end financial statements is required for fiscal years ending after December 15, 2008. The Company will adopt the recognition of the funded status of its benefit plans as of December 31, 2007 and will adopt the requirement to measure the funded status as of the date of its year-end financial statements as of December 31, 2008. The Company is currently evaluating the effect of this statement on its consolidated results of operations and financial position.

     In September 2006, the FASB released Statement of Financial Accounting Standards No. 157 (FAS 157), FAIR VALUE MEASUREMENTS. FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures regarding fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007. The Company is currently evaluating the effect of this statement on its consolidated results of operations or financial position.

     In September 2006, the U.S. Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108), CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS. SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, MATERIALITY, regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 is effective for fiscal years ending after November 15, 2006. Any material errors in existence at the beginning of the fiscal year ending after November 15, 2006, may be corrected through a one-time cumulative effect adjustment to beginning of year retained earnings. There was no material impact to the Company's consolidated results of operations or financial position due to the adoption of SAB 108 in 2006.

     In June 2006, the FASB issued Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN INTERPRETATION OF FASB STATEMENT NO. 109, ACCOUNTING FOR INCOME TAXES (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, disclosure and transition. The application of FIN 48 is required for fiscal years beginning after December 15, 2006. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FIN 48 in 2007.

     In February 2006, the FASB released Statement of Financial Accounting Standards No. 155 (FAS 155), ACCOUNTING FOR CERTAIN HYBRID INSTRUMENTS, AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140. In summary, this pronouncement: (1) permits fair value remeasurement for any hybrid instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies accounting for interest-only strips and principal-only strips; (3) requires evaluation of interest in securitized financial assets to identify interests that contain derivatives; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) eliminates the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative. The application of FAS 155 is effective for all financial instruments acquired or issued after the beginning of the fiscal year that begins after September 15, 2006. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FAS 155.

     In November 2005, the FASB issued FASB Staff Position (FSP) FAS 115-1 and 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, which addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. This staff position also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures regarding unrealized losses that have not been recognized as other-than-temporary impairments. The Company's other-than-temporary policy was not impacted by the adoption of this staff position as the Company's policy was already consistent with the resulting guidance.

     In September 2005, the American Institute of Certified Public Accountants Accounting Standards Executive Committee issued Statement of Position 05-1 (SOP 05-1), ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS. This statement provides guidance on accounting for DAC on internal replacements and investment contracts other than those specifically described by FASB Statement No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. This statement is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of SOP 05-1.

     In May 2005, the FASB issued Statement of Financial Accounting Standards No. 154 (FAS 154), ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3. This document establishes retrospective application for a change in accounting principle, if practicable, unless specifically addressed in transition guidance within an accounting pronouncement. The document also provides guidance for determining whether retroactive treatment is impracticable. In addition the document addresses reporting of a correction of an error and restating previously issued financial statements. FAS 154 was effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 on January 1, 2006, did not have a material impact on the consolidated results of operations or financial position of the Company.

     In December 2004, the FASB issued Statement of Financial Accounting Standards No. 153 (FAS 153), EXCHANGE OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 (APB 29), which eliminates the exception in APB 29 for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. This guidance is effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005. The adoption of FAS 153 on January 1, 2006, did not have a material impact on the consolidated results of operations or financial position of the Company.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, ACCOUNTING AND DISCLOSURE REQUIREMENTS RELATED TO THE MEDICARE PRESCRIPTION DRUG, IMPROVEMENT AND MODERNIZATION ACT OF 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issued guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, ACCOUNTING AND DISCLOSURE REQUIREMENTS RELATED TO THE MEDICARE PRESCRIPTION DRUG, IMPROVEMENT AND MODERNIZATION ACT OF 2003 (FSP FAS 106-2), which superseded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act.

     The Company has concluded that prescription drug benefits available under its postretirement plans to some or all participants for some or all future years are at least actuarially equivalent to Medicare Part D, and thus qualify for the subsidy under the Act. The Company has estimated the expected subsidy that will reduce the Company's share of the cost and has reflected that in its postretirement plan costs and obligations.

     The effect of the Act to the Company is a $7,750,000 reduction of the accumulated postretirement benefit obligation as of December 31, 2004 and a $1,151,000 reduction in the net periodic postretirement benefit cost for 2004.

     In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS (EITF 03-1), which was issued on October 23, 2003. The Company revised its method of calculating the impairment of securities based on this additional guidance. Other-than-temporary impairments reduce the value of the investment to fair value.

     In September 2004, the FASB exposed for comment FSP EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, EFFECTIVE DATE OF PARAGRAPHS 10-20 OF EITF ISSUE NO. 03-1, which delayed the effectiveness of the related paragraphs in EITF 03-1, with the exception of certain disclosure requirements.

     In June 2004, the FASB issued FSP 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (FAS 97), Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether SOP 03-1 restricts the application of the URR guidance in FAS 97 to situations in which profits are expected to be followed by losses. Although SOP 03-1 requires URR in certain situations where profits are followed by losses, it does not restrict the calculation of URR to only those situations. The adoption of FSP FAS 97-1 in 2004 had no material impact to the consolidated results of operations or financial position of the Company.

     Effective January 1, 2004, the Company adopted SOP 03-1. This statement provides guidance on the classification, valuation and accounting for nontraditional long-duration contract liabilities, the accounting for contracts with guaranteed minimum death benefits (GMDB), the accounting for sales inducements, and separate account presentation and valuation. SOP 03-1 requires companies to evaluate the significance of certain guarantees in products such as GMDB to determine whether a contract should be accounted for as an investment or insurance contract. At adoption, the Company reclassified $44,945,000 of ownership in its own separate accounts from separate account assets to equity securities. The Company also has recorded certain market value adjusted ("MVA") fixed annuity products and investment options on variable annuities as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore does not meet the conditions for separate account reporting under the SOP. On January 1, 2004, market value reserves included in separate account liabilities of $37,979,000 were revalued at current account value in the general account to $37,552,000. The related separate account assets of $38,912,000 were also reclassified to the general account. Since adoption of the SOP, the components of the spread on a book value basis are recorded in interest income and interest credited. Realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. The adoption of SOP 03-1 had no material impact to the consolidated results of operations or financial position of the Company.

     In December 2003, the FASB issued Statement of Financial Accounting Standards No. 132, revised 2003 (FAS 132(R)), EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POST RETIREMENT BENEFITS, which amends disclosure requirements for pension plans and other post retirement benefit plans, effective for nonpublic entities for fiscal years ending after June 15, 2004. The adoption of FAS 132(R) on January 1, 2004, did not have a material impact on the consolidated results of operations or financial position of the Company.

     RECLASSIFICATION

     Certain 2005 and 2004 financial statement balances have been reclassified to conform to the 2006 presentation.

(3)  INVESTMENTS

     Net investment income for the years ended December 31 was as follows:

     IN THOUSANDS                                  2006       2005       2004
     ------------                                --------   --------   --------
     Fixed maturity securities                   $392,210   $384,844   $367,978
     Equity securities                             20,997     21,360     14,368
     Mortgage loans                                70,711     68,160     62,182
     Real estate                                      (35)       (36)        29
     Policy loans                                  21,592     20,395     19,843
     Cash equivalents                               8,514      6,010      2,233
     Private equity investments                       302        296      4,909
     Other invested assets                          2,541      2,055      3,305
                                                 --------   --------   --------
        Gross investment income                   516,832    503,084    474,847
     Investment expenses                          (16,432)   (16,071)   (15,235)
                                                 --------   --------   --------
        Total                                    $500,400   $487,013   $459,612
                                                 ========   ========   ========

     Net realized investment gains (losses) for the years ended December 31 were as follows:

     IN THOUSANDS                                  2006       2005       2004
     ------------                                --------   --------   --------
     Fixed maturity securities                   $(41,722)  $(16,256)  $  9,712
     Equity securities                             76,134     69,052     70,636
     Mortgage loans                                    --        617       (242)
     Real estate                                       --         --        (33)
     Private equity investments                    18,058     13,139     11,571
     Other invested assets                            933     (1,597)   (17,782)
                                                 --------   --------   --------
        Total                                    $ 53,403   $ 64,955   $ 73,862
                                                 ========   ========   ========

     Gross realized gains (losses) on the sales and impairments of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

     IN THOUSANDS                                  2006       2005       2004
     ------------                                --------   --------   --------
     Fixed maturity securities
        Gross realized gains                     $  6,189   $ 10,290   $ 24,167
        Gross realized losses                     (47,911)   (26,546)   (14,455)
     Equity securities:
        Gross realized gains                       95,587     84,573     94,704
        Gross realized losses                     (19,453)   (15,521)   (24,068)
     Private equity investments:
        Gross realized gains                       29,165     22,625     26,852
        Gross realized losses                     (11,107)    (9,486)   (15,281)

     Net accumulated unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

     IN THOUSANDS                                             2006       2005
     ------------                                           --------   --------
     Gross unrealized gains                                 $341,570   $346,076
     Gross unrealized losses                                 (73,566)   (91,051)
     Adjustment to deferred policy acquisition costs          (7,358)   (16,542)
     Adjustment to reserves                                  (15,040)   (23,595)
     Adjustment to unearned policy and contract fees           1,328      2,459
                                                            --------   --------
                                                             246,934    217,347
     Deferred federal income taxes                           (88,703)   (77,241)
                                                            --------   --------
        Net accumulated unrealized gains                    $158,231   $140,106
                                                            ========   ========

     The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                           GROSS UNREALIZED
     IN THOUSANDS                             AMORTIZED   ------------------      FAIR
     DECEMBER 31, 2006                          COST        GAINS     LOSSES      VALUE
     -------------------------------------   ----------   --------   -------   ----------
     U.S. government                         $   26,962   $    539   $   249   $   27,252
     Agencies not backed by the full faith
        and credit of the U.S. government        22,881      1,631        64       24,448
     Foreign governments                          1,753         80        --        1,833
     Corporate securities                     3,357,554     68,208    26,939    3,398,823
     Asset-backed securities                    310,638      3,862     1,297      313,203
     Mortgage-backed securities               1,543,580     21,337     3,909    1,561,008
                                             ----------   --------   -------   ----------
        Total fixed maturities                5,263,368     95,657    32,458    5,326,567
     Equity securities - unaffiliated           576,887    152,183     3,263      725,807
                                             ----------   --------   -------   ----------
           Total                             $5,840,255   $247,840   $35,721   $6,052,374
                                             ==========   ========   =======   ==========

                                                           GROSS UNREALIZED
     IN THOUSANDS                             AMORTIZED   ------------------      FAIR
     DECEMBER 31, 2005                          COST        GAINS     LOSSES      VALUE
     -------------------------------------   ----------   --------   -------   ----------
     U.S. government                         $   29,599   $    272   $   190   $   29,681
     Agencies not backed by the full faith
        and credit of the U.S. government        19,974        958       101       20,831
     Foreign governments                          1,533        321        --        1,854
     Corporate securities                     3,359,380    104,925    27,007    3,437,298
     Asset-backed securities                    323,642     10,507     2,034      332,115
     Mortgage-backed securities               1,361,388     24,501    17,434    1,368,455
                                             ----------   --------   -------   ----------
        Total fixed maturities                5,095,516    141,484    46,766    5,190,234
     Equity securities - unaffiliated           577,658    114,425     8,793      683,290
                                             ----------   --------   -------   ----------
           Total                             $5,673,174   $255,909   $55,559   $5,873,524
                                             ==========   ========   =======   ==========

     The amortized cost and fair value of securities on loan by type of investment were as follows:

                                                           GROSS UNREALIZED
     IN THOUSANDS                             AMORTIZED   -----------------      FAIR
     DECEMBER 31, 2006                          COST       GAINS     LOSSES      VALUE
     -------------------------------------   ----------   -------   -------   ----------
     U.S. government                         $  100,177   $ 6,961   $   172   $  106,966
     Agencies not backed by the full faith
        and credit of the U.S. government        49,303     1,146        70       50,379
     Corporate securities                        81,885     1,558       695       82,748
     Asset-backed securities                      5,645        32        --        5,677
     Mortgage-backed securities               1,071,061     3,890    14,554    1,060,397
                                             ----------   -------   -------   ----------
        Total fixed maturities                1,308,071    13,587    15,491    1,306,167
     Equity securities - unaffiliated            54,495    26,306     1,586       79,215
                                             ----------   -------   -------   ----------
           Total                             $1,362,566   $39,893   $17,077   $1,385,382
                                             ==========   =======   =======   ==========

                                                           GROSS UNREALIZED
     IN THOUSANDS                             AMORTIZED   -----------------      FAIR
     DECEMBER 31, 2005                          COST       GAINS     LOSSES      VALUE
     -------------------------------------   ----------   -------   -------   ----------
     U.S. government                         $  102,714   $10,101   $   214   $  112,601
     Agencies not backed by the full faith
        and credit of the U.S. government        64,675     1,780       323       66,132
     Corporate securities                        42,665       264       584       42,345
     Asset-backed securities                      6,042       106        --        6,148
     Mortgage-backed securities               1,059,532     5,522    13,339    1,051,715
                                             ----------   -------   -------   ----------
        Total fixed maturities                1,275,628    17,773    14,460    1,278,941
     Equity securities - unaffiliated            89,165    31,757     1,835      119,087
                                             ----------   -------   -------   ----------
           Total                             $1,364,793   $49,530   $16,295   $1,398,028
                                             ==========   =======   =======   ==========

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2006, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                           AVAILABLE-FOR-SALE
                                                 AVAILABLE-FOR-SALE        SECURITIES ON LOAN
                                              -----------------------   -----------------------
                                               AMORTIZED      FAIR       AMORTIZED      FAIR
     IN THOUSANDS                                COST         VALUE        COST         VALUE
     ------------                             ----------   ----------   ----------   ----------
     Due in one year or less                  $   91,625   $   91,317   $   65,689   $   66,531
     Due after one year through five years     1,135,156    1,158,022       11,113       10,865
     Due after five years through ten years    1,931,106    1,938,668       92,803       94,721
     Due after ten years                         561,901      577,552       67,405       73,653
                                              ----------   ----------   ----------   ----------
                                               3,719,788    3,765,559      237,010      245,770
     Mortgage-backed securities                1,543,580    1,561,008    1,071,061    1,060,397
                                              ----------   ----------   ----------   ----------
        Total                                 $5,263,368   $5,326,567   $1,308,071   $1,306,167
                                              ==========   ==========   ==========   ==========

     The Company had certain investments with a reported fair value lower than the cost of the investment as follows:

     IN THOUSANDS                                                        UNREALIZED
     DECEMBER 31, 2006                           FAIR VALUE     COST       LOSSES
     -----------------------------------------   ----------   --------   ----------
     U.S. government securities
        Less than 12 months                       $  8,345    $  8,449     $   104
        Greater than 12 months                       2,815       2,960         145
     Agencies not backed by the full faith and
        credit of the U.S. government
        Less than 12 months                          6,442       6,498          56
        Greater than 12 months                       2,347       2,355           8
     Corporate securities
        Less than 12 months                        620,378     626,600       6,222
        Greater than 12 months                     728,310     749,027      20,717
     Mortgage and asset-backed securities
        Less than 12 months                        330,165     332,220       2,055
        Greater than 12 months                     337,796     340,947       3,151
     Equity securities - unaffiliated
        Less than 12 months                         27,963      30,382       2,419
        Greater than 12 months                      33,104      33,948         844
     Private equity investments
        Less than 12 months                         27,578      32,173       4,595
        Greater than 12 months                      44,387      54,710      10,323

     IN THOUSANDS                                                          UNREALIZED
     DECEMBER 31, 2005                           FAIR VALUE      COST        LOSSES
     -----------------------------------------   ----------   ----------   ----------
     U.S. government securities
        Less than 12 months                      $   12,878   $   13,066     $   188
        Greater than 12 months                          301          303           2
     Agencies not backed by the full faith and
        credit of the U.S. government
        Less than 12 months                           6,120        6,171          51
        Greater than 12 months                        2,249        2,299          50
     Corporate securities
        Less than 12 months                       1,083,943    1,103,622      19,679
        Greater than 12 months                      198,267      205,595       7,328
     Mortgage and asset-backed securities
        Less than 12 months                         764,296      779,383      15,087
        Greater than 12 months                      104,656      109,037       4,381
     Equity securities - unaffiliated
        Less than 12 months                         151,291      159,418       8,127
        Greater than 12 months                        3,292        3,958         666
     Private equity investments
        Less than 12 months                          15,908       17,868       1,960
        Greater than 12 months                       48,564       63,163      14,599

     The Company had certain investments on loan with a reported fair value lower than the cost of the investment as follows:

     IN THOUSANDS                                                        UNREALIZED
     DECEMBER 31, 2006                           FAIR VALUE     COST       LOSSES
     -----------------------------------------   ----------   --------   ----------
     U.S. government securities
        Less than 12 months                       $ 23,694    $ 23,817     $   123
        Greater than 12 months                       3,732       3,781          49
     Agencies not backed by the full faith and
        credit of the U.S. government
        Less than 12 months                          5,639       5,648           9
        Greater than 12 months                      11,417      11,478          61
     Corporate securities
        Less than 12 months                          8,136       8,192          56
        Greater than 12 months                      25,651      26,290         639
     Mortgage backed securities
        Less than 12 months                        211,358     213,139       1,781
        Greater than 12 months                     530,637     543,410      12,773
     Equity securities - unaffiliated
        Less than 12 months                          7,000       8,163       1,163
        Greater than 12 months                         987       1,410         423

     IN THOUSANDS                                                        UNREALIZED
     DECEMBER 31, 2005                           FAIR VALUE     COST       LOSSES
     -----------------------------------------   ----------   --------   ----------
     U.S. government securities
        Less than 12 months                       $ 17,418    $ 17,507     $    89
        Greater than 12 months                      15,551      15,676         125
     Agencies not backed by the full faith and
        credit of the U.S. government
        Less than 12 months                         32,905      33,217         312
        Greater than 12 months                       2,210       2,221          11
     Corporate securities
        Less than 12 months                         25,751      26,335         584
        Greater than 12 months                          --          --          --
     Mortgage backed securities
        Less than 12 months                        504,177     511,305       7,128
        Greater than 12 months                     162,432     168,643       6,211
     Equity securities - unaffiliated
        Less than 12 months                         12,855      14,377       1,522
        Greater than 12 months                         469         782         313

     Unrealized losses on fixed maturity securities are generally interest related rather than credit related and management has the ability and the intent to hold until recovery of amortized costs. For equity securities, outside research supports target prices for the holdings that will return the securities to original cost or higher within the next twelve months. For private equity securities, unrealized losses are generally due to heavy initial expenses and capital calls typical of newly developed funds.

     At December 31, 2006 and 2005, no specific mortgage loans were considered impaired. At December 31, 2003, one mortgage loan was considered impaired. An allowance of $400,000 was recorded in 2003 on the impaired mortgage loan. The loan was sold in 2004, resulting in an additional realized loss of $242,000. As of December 31, 2006 and 2005, there was no general allowance for credit losses for potential impairments in the mortgage loan portfolio. Provisions for credit losses or charge-offs for the years ended December 31, 2006, 2005, and 2004 was zero.

     The Company did not collect any interest income on impaired mortgages in 2006, 2005, or 2004.

     At December 31, 2006 and 2005, fixed maturity securities and cash equivalents with a carrying value of $13,690,000 and $12,008,000, respectively, were on deposit with various regulatory authorities as required by law.

(4)  VARIABLE INTEREST ENTITIES

     In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51, subsequently revised in December of 2003 (FIN 46-R). The provisions of FIN 46-R for non-public entities apply immediately to variable interest entities (VIEs) created after December 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs created prior to December 31, 2003 the effective date of FIN 46-R is the beginning of the first period beginning after December 15, 2004. FIN 46-R changes the method of determining whether certain entities should be included in the Company's consolidated financial statements. An entity subject to FIN 46-R is called a VIE if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that absorbs a majority of the expected losses, receives a majority of the expected residual returns or both.

     The Company has reviewed all investments and relationships for potential VIEs. As of December 31, 2006 and 2005, the Company had identified one VIE for which it was the primary beneficiary. The Company held an investment in a trust for which it was the primary beneficiary and where results were consolidated in the Company's financial results. The assets held under this VIE as of December 31, 2006 and 2005 were $5,269,000 and $5,257,000, respectively are included in other invested assets on the consolidated balance sheets.

     The Company has identified VIE arrangements in which it holds significant variable interests, but is not the primary beneficiary and for which results have not been consolidated, as detailed below:

     IN THOUSANDS                                     MAXIMUM
     DECEMBER 31, 2006            TOTAL ASSETS   EXPOSURE TO LOSS
     --------------------------   ------------   ----------------
     Private equity investments      $44,673          $38,205
     Other invested assets             2,286            2,286

     IN THOUSANDS                                     MAXIMUM
     DECEMBER 31, 2005            TOTAL ASSETS   EXPOSURE TO LOSS
     --------------------------   ------------   ----------------
     Private equity investments      $51,968          $41,436
     Other invested assets             2,445            2,445

(5)  NET FINANCE RECEIVABLES

     Finance receivables as of December 31 were as follows:

     IN THOUSANDS                            2006       2005
     ------------                          --------   --------
     Direct installment loans              $193,509   $171,889
     Retail installment notes                29,941     26,929
     Accrued interest                         3,537      3,065
                                           --------   --------
        Gross receivables                   226,987    201,883
     Unearned finance charges               (54,769)   (47,183)
     Allowance for uncollectible amounts     (9,227)    (8,292)
                                           --------   --------
           Finance receivables, net        $162,991   $146,408
                                           ========   ========

     Direct installment loans, at December 31, 2006 and 2005, consisted of $132,776,000 and $117,336,000, respectively, of discount basis loans, net of unearned finance charges and unearned other charges, and $11,445,000 and $12,143,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2006 were as follows:

     IN THOUSANDS
     ------------
     2007                                                            $ 24,342
     2008                                                              50,841
     2009                                                              77,685
     2010                                                              16,021
     2011                                                                 977
     2012 and thereafter                                                2,352
                                                                     --------
        Total finance receivables, net of unearned finance charges    172,218
     Allowance for uncollectible amounts                               (9,227)
                                                                     --------
           Finance receivables, net                                  $162,991
                                                                     ========

     During the years ended December 31, 2006, 2005 and 2004, principal cash collections of direct installment loans were $71,630,000, $64,880,000 and $57,523,000, respectively, and the percentages of these cash collections to average net balances were 54%, 53% and 49%, respectively. Retail installment notes' principal cash collections were $32,938,000, $34,161,000 and $28,653,000, respectively, and the percentages of these cash collections to average net balances were 145%, 163% and 164% for 2006, 2005 and 2004, respectively.

     The ratio of the allowance for losses to total finance receivables, net of unearned finance charges, at December 31, 2006 and 2005 was 5.4%.

     Changes in the allowance for losses for the years ended December 31 were as follows:

     IN THOUSANDS                     2006      2005        2004
     ------------                   -------   --------   ---------
     Balance at beginning of year   $ 8,292   $  7,878   $   7,232
     Provision for credit losses      5,890      8,444       8,080
     Charge-offs                     (8,183)   (11,346)    (10,541)
     Recoveries                       3,228      3,316       3,107
                                    -------   --------   ---------
     Balance at end of year         $ 9,227   $  8,292   $   7,878
                                    =======   ========   =========

     At December 31, 2006 and 2005, the recorded investments in certain direct installment loans were considered to be impaired. The balances of such loans at December 31, 2006 and 2005 and the related allowance for losses were as follows:

                                                                     INSTALLMENT
     IN THOUSANDS                                                       LOANS
     ------------                                                    -----------
     Balances at December 31, 2006                                       $157
     Related allowance for credit losses                                 $ 93

     Balances at December 31, 2005                                       $153
     Related allowance for credit losses                                 $102

     All loans deemed to be impaired are placed on non-accrual status. No accrued or unpaid interest was recognized on impaired loans during the years ended December 31, 2006, 2005 and 2004. The average quarterly balance of impaired loans during the years ended December 31, 2006 and 2005 was $172,000 and $234,000, respectively.

     There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2006.

     The net investment in loans on which the accrual of finance charges and interest was suspended at December 31, 2006 and 2005 was $18,834,000 and $16,342,000, respectively. There was no investment in receivables past due more than 90 days that were accounted for on an accrual basis at December 31, 2006 and 2005.

(6)  NOTES RECEIVABLE

     The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The interest rate on the non-collateralized note was 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company were payable February and August of each year commencing February 2001. All principal and interest payments were due only to the extent of available tax increments. In 2002, the loan reached its maximum principal balance of $15,000,000. In 2003, the Company took a write-down on the loan of $5,200,000, consisting of $4,959,000 of accrued interest and $241,000 of principal. The loan continued to accrue interest on the new balance, with payments applied first to accrued interest and then to principal. During 2004, the note was refinanced into two new notes: a $17,800,000 note and a $2,976,000 note. An immediate write down at the time of refinancing of $4,808,000 and $428,000, respectively, was taken on each of these notes. The two new notes were subsequently transferred from the Company to its parent in the form of a dividend during 2004. For the year ended December 31, 2004, the Company received principal payments of zero and interest payments of $346,000. Interest income was included in net investment income.

(7)  INCOME TAXES

     Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

     IN THOUSANDS                                            2006       2005      2004
     ------------                                          --------   -------   -------
     Computed tax expense                                  $ 86,542   $95,523   $69,693
     Difference between computed and actual tax expense:
        Dividends received deduction                        (10,992)   (6,943)   (8,751)
        Tax credits                                          (2,793)   (2,426)   (1,811)
        Expense adjustments and other                        (1,105)    1,491     1,135
                                                           --------   -------   -------
           Total tax expense                               $ 71,652   $87,645   $60,266
                                                           ========   =======   =======

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability at December 31 were as follows:

     IN THOUSANDS                                              2006       2005
     ------------                                            --------   --------
     Deferred tax assets:
        Policyholder liabilities                             $  1,493   $     --
        Pension and postretirement benefits                    27,374     33,630
        Tax deferred policy acquisition costs                 105,972    100,182
        Deferred gain on individual disability coinsurance     13,597     15,023
        Net realized capital losses                            77,268     64,286
        Ceding commissions and goodwill                         7,837      6,907
        Other                                                   6,517      6,028
                                                             --------   --------
           Gross deferred tax assets                          240,058    226,056
                                                             --------   --------
     Deferred tax liabilities:
        Policyholder liabilities                                   --      3,113
        Deferred policy acquisition costs                     242,255    228,248
        Premiums                                               27,184     24,977
        Real estate and property and equipment depreciation     7,473      8,413
        Basis difference on investments                        40,314     34,747
        Net unrealized capital gains                           96,077     90,429
        Other                                                  11,268     10,265
                                                             --------   --------
           Gross deferred tax liabilities                     424,571    400,192
                                                             --------   --------
              Net deferred tax liability                     $184,513   $174,136
                                                             ========   ========

     A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2006 and 2005 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

     At December 31, 2006, state net operating loss carryforwards were $1,186,000 and will expire beginning in 2016.

     Income taxes paid for the years ended December 31, 2006, 2005, and 2004, were $70,018,000, $75,756,000 and $23,747,000, respectively.

     In December 2006, the IRS completed their audit of the consolidated federal income tax returns for Minnesota Mutual Companies, Inc. and subsidiaries for the years 2003 and 2004. The Company has accrued for its applicable share of the taxes assessed as a result of the audit. The consolidated tax returns for 2005 and later are expected to be under examination by the IRS beginning in late 2007. The Company believes that its applicable share of any additional taxes refunded or assessed as a result of the examination will not have a material effect on its consolidated financial position.

(8)  EMPLOYEE BENEFIT PLANS

     PENSION PLANS AND POSTRETIREMENT PLANS OTHER THAN PENSIONS

     The Company has non-contributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. In 2007, the Company expects to contribute to its non-contributory defined benefit plans at least the amount required to meet minimum funding requirements, which is currently estimated to be zero. In addition, it may contribute additional tax deductible amounts.

     The Company also has an unfunded non-contributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans, and a non-contributory defined benefit plan which provides certain agents with benefits.

     The Company also has postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. The Company has a 401(h) account through its non-contributory defined benefit plan to partially fund retiree medical costs for non-key employees. The Company expects to contribute $3,150,000 to the 401(h) account in 2007, and may contribute additional tax deductible amounts.

     The measurement date of the majority of the Company's pension and postretirement plans other than pensions is December 1.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                 PENSION BENEFITS      OTHER BENEFITS
                                               -------------------   ------------------
     IN THOUSANDS                                2006       2005       2006       2005
     ------------                              --------   --------   --------   -------
     Change in benefit obligation:
     Benefit obligation at beginning of year   $398,118   $356,921   $ 66,761   $61,872
     Service cost                                16,260     16,366      1,845     3,295
     Interest cost                               22,307     21,553      2,914     3,880
     Amendments                                  (5,940)        --    (14,165)       --
     Actuarial (gain) loss                       26,107     11,366      8,290      (721)
     Benefits paid                               (8,750)    (8,088)    (2,449)   (1,565)
                                               --------   --------   --------   -------
     Benefit obligation at end of year         $448,102   $398,118   $ 63,196   $66,761
                                               ========   ========   ========   =======

                                                    PENSION BENEFITS        OTHER BENEFITS
                                                 ---------------------   -------------------
     IN THOUSANDS                                  2006         2005       2006       2005
     ------------                                ---------   ---------   --------   --------
     Change in plan assets:
     Fair value of plan assets at beginning
        of year                                  $ 289,179   $ 236,996   $  4,377   $  2,900
     Actual return on plan assets                   41,737      19,712        456         35
     Employer contribution                          11,399      40,559      2,540      3,007
     Benefits paid                                  (8,750)     (8,088)    (2,449)    (1,565)
                                                 ---------   ---------   --------   --------
     Fair value of plan assets at end of year    $ 333,565   $ 289,179   $  4,924   $  4,377
                                                 =========   =========   ========   ========
     Net amount recognized:
     Funded status                               $(114,537)  $(108,939)  $(58,272)  $(62,384)
     Unrecognized net actuarial loss                91,082      91,126     13,973      5,783
     Unrecognized transition obligation                548       1,096         --         --
     Unrecognized prior service cost                (3,959)      1,904    (13,026)        --
     Contributions after measurement date           37,523          --         --         --
                                                 ---------   ---------   --------   --------
     Net amount recognized                       $  10,657   $ (14,813)  $(57,325)  $(56,601)
                                                 =========   =========   ========   ========
     Amounts recognized on the consolidated
        balance sheets consist of:
     Prepaid benefit cost                        $   7,969   $  16,731   $     --   $     --
     Accrued benefit cost                          (40,827)    (34,169)   (57,325)   (56,601)
     Intangible asset                                   41          55         --         --
     Accumulated other comprehensive income          5,951       2,570         --         --
     Contributions after measurement date           37,523          --         --         --
                                                 ---------   ---------   --------   --------
     Net amount recognized                       $  10,657   $ (14,813)  $(57,325)  $(56,601)
                                                 =========   =========   ========   ========
     Accumulated benefit obligation              $ 327,418   $ 279,707   $ 63,196   $ 66,761
     Plans with accumulated benefit obligation
        in excess of plan assets:
     Projected benefit obligation                $  81,600   $  71,452
     Accumulated benefit obligation                 67,004      58,228
     Fair value of plan assets                      28,254      26,782
     Minimum pension liability                      38,750      31,446
     Increase in minimum liability included in
        other comprehensive income                   3,380       1,343
     Weighted average assumptions used to
        determine benefit obligations:
     Discount rate                                    5.69%       5.76%      5.71%      5.79%
     Rate of compensation increase                    5.71%       5.95%        --         --

                                                   PENSION BENEFITS      OTHER BENEFITS
                                                 --------------------   ----------------
     IN THOUSANDS                                  2006        2005       2006     2005
     ------------                                --------   ---------   -------   ------
     Components of net periodic benefit cost:
     Service cost                                $ 16,260   $ 16,366    $ 1,845   $3,295
     Interest cost                                 22,307     21,553      2,914    3,880
     Expected return on plan assets               (21,192)   (18,420)      (375)     (98)
     Transition obligation amortization               548        536         --       --
     Prior service cost (benefit) amortization        (77)       418     (1,138)      --
     Recognized net actuarial loss                  5,607      5,503         18      537
                                                 --------   --------    -------   ------
     Net periodic benefit cost                   $ 23,453   $ 25,956    $ 3,264   $7,614
                                                 ========   ========    =======   ======
     Weighted average assumptions used to
        determine net periodic benefit costs:
     Discount rate                                   5.76%      5.99%      5.79%    6.00%
     Expected long-term return on plan assets        7.83%      7.84%      7.00%    4.00%
     Rate of compensation increase                   5.95%      5.95%        --       --

     Estimated future benefit payments for pension and other postretirement benefits:

                                                  PENSION     OTHER     MEDICARE
     IN THOUSANDS                                 BENEFITS   BENEFITS    SUBSIDY
     ------------                                 --------   --------   --------
     2007                                         $ 9,706    $ 1,680     $ 73
     2008                                          10,696      1,877       83
     2009                                          11,902      2,045       92
     2010                                          13,105      2,221      100
     2011                                          14,624      2,348      111
     2012 - 2016                                   96,218     13,899      810

     For measurement purposes, an 8.0% and 8.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2006 and 2005, respectively. The rate was assumed to decrease gradually to 5.5% for 2012 and remain at that level thereafter.

     The Company recorded an additional minimum liability of $5,992,000 and $2,625,000 as of December 31, 2006, and 2005, respectively. This liability represents the amount by which the accumulated benefit obligation exceeded the sum of the fair value of plan assets and accrued amounts previously recorded. The additional liability may be offset by an intangible asset to the extent of previously unrecognized prior service cost. The intangible asset of $41,000 and $55,000 at December 31, 2006, and 2005, respectively, is included in other assets on the consolidated balance sheets.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2006 and 2005. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2006 by $8,595,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2006 by $552,000. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2006 by $7,063,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2006 by $551,000.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                         2006   2005
                                         ----   ----
     Equity securities                    56%    57%
     Debt securities                      34%    32%
     Insurance company general account    10%    11%

     At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees. Current investments include private equity limited partnerships which are classified as equity investments for asset allocation purposes. A tactical asset allocation overlay investment was also employed, which utilized equity and debt futures positions to adjust overall exposure to these broad asset classes. The Company's use of this allocation overlay was discontinued during 2005.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit: (1) the volatility of returns to a level which will keep the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses to levels deemed tolerable.

     The target asset allocation as of December 31, 2006, for each of the broad investment categories, weighted for all plans combined is as follows:

     Equity securities                   49% to 68%
     Debt securities                     21% to 42%
     Insurance company general account    8% to 15%
     Other                                0% to  2%

     The primary investment objective of the postretirement plans is to balance capital appreciation and preservation. These plan assets are currently allocated to 52% equity securities and 48% debt securities. The target asset allocation as of December 31, 2006 is 50% equity securities and 50% debt securities.

     PROFIT SHARING PLANS

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2006, 2005, and 2004 of $10,970,000, $9,477,000 and $10,811,000, respectively. Participants may elect to receive a portion of their contributions in cash.

(9) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, RESERVE FOR LOSSES, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

     The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits, pending policy and contract claims, and other liabilities on the consolidated balance sheets.

(9) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, RESERVE FOR LOSSES, AND CLAIM AND LOSS ADJUSTMENT EXPENSES (CONTINUED)

     Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

     IN THOUSANDS                          2006       2005       2004
     ------------                        --------   --------   --------
     Balance at January 1                $584,771   $575,431   $554,160
        Less: reinsurance recoverable     507,076    496,450    471,425
                                         --------   --------   --------
     Net balance at January 1              77,695     78,981     82,735
                                         --------   --------   --------
     Incurred related to:
        Current year                       68,017     53,215     55,546
        Prior years                         1,098        263      3,388
                                         --------   --------   --------
     Total incurred                        69,115     53,478     58,934
                                         --------   --------   --------
     Paid related to:
        Current year                       37,453     22,849     24,165
        Prior years                        33,237     32,765     38,523
                                         --------   --------   --------
     Total paid                            70,690     55,614     62,688
                                         --------   --------   --------
     Transfer of subsidiary balance            --        850         --
                                         --------   --------   --------
     Net balance at December 31            76,120     77,695     78,981
        Plus: reinsurance recoverable     523,490    507,076    496,450
                                         --------   --------   --------
     Balance at December 31              $599,610   $584,771   $575,431
                                         ========   ========   ========

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $1,098,000, $263,000 and $3,388,000 in 2006, 2005, and 2004, respectively, which includes the amortization of discount on individual accident and health claim reserves of $63,000, $82,000, and $75,000 in 2006, 2005, and 2004, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(10) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

     IN THOUSANDS             2006         2005         2004
     ------------          ----------   ----------   ----------
     Direct premiums       $1,086,913   $1,002,353   $  924,713
     Reinsurance assumed      374,505      310,515      276,104
     Reinsurance ceded       (152,479)    (129,032)    (122,231)
                           ----------   ----------   ----------
        Net premiums       $1,308,939   $1,183,836   $1,078,586
                           ==========   ==========   ==========

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations were $142,801,000, $119,630,000 and $105,589,000 during 2006, 2005, and 2004, respectively.

     On March 7, 2006, the Company entered into a coinsurance agreement with American United Life Insurance Company whereby group life and accident and health accounts representing 1,030 group contracts with associated policy and claim liabilities of approximately $33,256,000 were transferred to the Company, effective May 1, 2006 along with assets of $19,607,000. The Company paid a ceding commission in exchange for the liability transfer. Including the ceding commission, total expenses of $13,933,000 were capitalized and are included within deferred policy acquisition costs on the consolidated balance sheets. This amount is being amortized over the life of the underlying block of policies included in the coinsurance agreement.

(11) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities are included in net realized investment gains on the consolidated statements of operations. For universal life and variable life contracts the amounts assessed against the contractholders for mortality, administrative, and other services are included in universal life and variable life policy fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations. For variable annuity universal life and variable life contracts, separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item on the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2005 or 2006.

(11) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

     At December 31, the Company had the following variable annuity contracts with guarantees:

     IN THOUSANDS                                       2006         2005
     ------------                                    ----------   ----------
     Return of net deposits:
        In the event of death
           Account value                             $1,731,681   $1,509,164
           Net amount at risk                        $    4,582   $    8,650
           Average attained age of contractholders         51.3         51.3
        As withdrawals are taken
           Account value                             $  148,249   $   43,050
           Net amount at risk                        $    5,076   $       26
           Average attained age of contractholders         61.5         60.5
     Return of net deposits plus a minimum return:
        In the event of death
           Account value                             $  119,910   $   95,063
           Net amount at risk                        $       --   $      409
           Average attained age of contractholders         57.4         57.2
        At annuitization
           Account value                             $  255,292   $  193,476
           Net amount at risk                        $       --   $       --
           Weighted average period remaining until
              expected annuitization (in years)             8.4          9.1

(11) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     At December 31, the Company had the following variable annuity contracts with guarantees:

     IN THOUSANDS                                      2006       2005
     ------------                                    --------   --------
     Highest specified anniversary account value:
        In the event of death
           Account value                             $569,163   $469,989
           Net amount at risk                        $  3,801   $  6,779
           Average attained age of contractholders       52.0       51.9

     Guaranteed payout annuity floor:
           Account value                             $ 80,272   $ 77,208
           Net amount at risk                        $      7   $     15
           Average attained age of contractholders       67.5       67.0

     At December 31, the Company had the following universal life and variable life contracts with guarantees:

     IN THOUSANDS                                        2006          2005
     ------------                                    -----------   -----------
     Account value (general and separate accounts)   $ 2,258,787   $ 1,905,806
     Net amount at risk                              $35,694,634   $34,402,214
     Average attained age of policyholders                  46.0          46.0

     Liabilities for guarantees on variable contracts reflected in the general account as of December 31, 2006 are:

                                       MINIMUM       GUARANTEED       UNIVERSAL
                                      GUARANTEED        PAYOUT         LIFE AND
     IN THOUSANDS                   DEATH BENEFIT   ANNUITY FLOOR   VARIABLE LIFE
     ------------                   -------------   -------------   -------------
     Balance at beginning of year       $ 355          $ 8,354         $ 3,064
     Incurred guarantee benefits          596           (2,394)          8,522
     Paid guaranteed benefits            (237)            (144)         (4,386)
                                        -----          -------         -------
     Balance at end of year             $ 714          $ 5,816         $ 7,200
                                        =====          =======         =======

     Liabilities for guarantees on variable contracts reflected in the general account as of December 31, 2005 are:

                                       MINIMUM        GUARANTEED      UNIVERSAL
                                      GUARANTEED        PAYOUT         LIFE AND
     IN THOUSANDS                   DEATH BENEFIT   ANNUITY FLOOR   VARIABLE LIFE
     ------------                   -------------   -------------   -------------
     Balance at beginning of year       $ 221           $8,192         $   867
     Incurred guarantee benefits          321              353           4,813
     Paid guaranteed benefits            (187)            (191)         (2,616)
                                        -----           ------         -------
     Balance at end of year             $ 355           $8,354         $ 3,064
                                        =====           ======         =======

(11) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor benefits are considered to be derivatives under FASB Statement No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the minimum guaranteed death benefit liability on variable annuities at December 31, 2006 and 2005 (except where noted otherwise):

     - Data compiled from 10,000 stochastically generated investment performance scenarios and ranked by wealth factors. Projections were run using a sampling of these scenarios.

     - Mean investment performance was 9.68% and 10.37% for 2006 and 2005, respectively, and is consistent with DAC projections over a 10 year period.

     -    Annualized monthly standard deviation was 14.28%.

     -    Assumed mortality was 100% of the 1983a table.

     - Lapse rates varied by contract type and policy duration, ranging form 1% to 25%, with an average of 9%.

     - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2006 and 2005 (except where noted otherwise):

     -    Separate account investment performance assumption was 8%.

     -    Assumed mortality was 100% of pricing levels.

     -    Lapse rates varied by policy duration, ranging from 2% to 9%.

     - General account discount rate was 5.0% and 4.9% for 2006 and 2005, respectively.

     - Separate account discount rate was 7.73% and 7.75% for 2006 and 2005, respectively.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                    VARIABLE ANNUITY CONTRACTS   VARIABLE LIFE CONTRACTS
                    --------------------------   -----------------------
     IN THOUSANDS        2006         2005          2006         2005
     ------------     ----------   ----------    ----------   ----------
     Equity           $1,699,138   $1,442,983    $1,505,776   $1,269,169
     Bond                277,878      234,960       108,476       95,231
     Balanced            249,131      226,537       184,714      152,762
     Money market         48,441       37,971        38,809       28,474
     Mortgage            124,236      130,880        61,504       56,928
     Real estate         102,202       78,093        51,913       35,987
                      ----------   ----------    ----------   ----------
        Total         $2,501,026   $2,151,424    $1,951,192   $1,638,551
                      ==========   ==========    ==========   ==========

(12) UNREMITTED PREMIUMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2006 and 2005, the liability associated with unremitted premiums payable was $12,888,000 and $15,109,000, respectively. As described in note 2, as of December 31, 2006 and 2005, the Company had restricted the use of $12,888,000 and $15,109,000, respectively, of its cash and cash equivalents to satisfy these premium remittance payables.

(13) NOTES PAYABLE

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2006 and 2005, the approved accrued interest was $3,008,000. At December 31, 2006 and 2005, the balance of the surplus notes was $125,000,000. The issuance costs of $1,421,000 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2006 and 2005, accumulated amortization was $497,000 and $408,000, respectively.

     At December 31, 2006, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2007, $0; 2008, $0; 2009, $0; 2010, $0; 2011, $0; thereafter $125,000,000.

     Interest paid on debt for the years ended December 31, 2006, 2005 and 2004, was $10,402,000, $10,325,000 and $10,360,000, respectively.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2006 and 2005. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Refer to note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing. The carrying amounts for policy loans, cash, cash equivalents, and finance receivables approximate the assets' fair values. The fair values of securities lending collateral assets and liabilities are based on quoted market prices.

     The interest rates on the finance receivables outstanding as of December 31, 2006 and 2005, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2006 and 2005, approximate the fair value for those respective dates.

     The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2006 and 2005 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                                    2006                        2005
                                         -------------------------   -------------------------
                                           CARRYING        FAIR        CARRYING        FAIR
     IN THOUSANDS                           AMOUNT        VALUE         AMOUNT        VALUE
     ------------                        -----------   ------------  -----------   -----------
     Fixed maturity securities           $ 5,326,567   $ 5,326,567   $ 5,190,234   $ 5,190,234
     Equity securities                       725,807       725,807       683,290       683,290
     Mortgage loans, net                   1,133,784     1,147,210     1,020,427     1,059,985
     Finance receivables, net                162,991       162,991       146,408       146,408
     Policy loans                            297,312       297,312       279,699       279,699
     Private equity investments              325,619       325,619       268,535       268,535
     Fixed maturity securities on loan     1,306,167     1,306,167     1,278,941     1,278,941
     Equity securities on loan                79,215        79,215       119,087       119,087
     Derivative instruments                   23,886        23,886         6,997         6,997
     Cash and cash equivalents               165,075       165,075       284,283       284,283
     Securities held as collateral         1,430,984     1,430,984     1,439,254     1,439,254
     Separate account assets              12,272,433    12,272,433    10,600,016    10,600,016
                                         -----------   -----------   -----------   -----------
        Total financial assets           $23,249,840   $23,263,266   $21,317,171   $21,356,729
                                         ===========   ===========   ===========   ===========

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                                    2006                        2005
                                         -------------------------   -------------------------
                                           CARRYING       FAIR         CARRYING         FAIR
     IN THOUSANDS                           AMOUNT        VALUE         AMOUNT         VALUE
     ------------                        -----------   -----------   -----------   ------------
     Deferred annuities                  $ 1,950,751   $ 1,944,537   $ 1,988,262   $ 1,984,540
     Annuity certain contracts                58,865        60,057        56,855        58,877
     Other fund deposits                   1,245,959     1,238,361     1,192,209     1,193,762
     Supplementary contracts without
        life contingencies                    49,844        49,844        46,646        46,646
     Notes payable                           125,000       127,084       125,000       126,995
     Securities lending collateral         1,430,984     1,430,984     1,439,254     1,439,254
     Separate account liabilities         12,272,433    12,272,433    10,600,016    10,600,016
                                         -----------   -----------   -----------   -----------
        Total financial liabilities      $17,133,836   $17,123,300   $15,448,242   $15,450,090
                                         ===========   ===========   ===========   ===========

(15) BUSINESS COMBINATIONS

     Effective June 1, 2004, the Company completed the acquisition of Allied, a privately held independent distributor of credit union insurance and financial services products. The Company anticipates this acquisition will strengthen its leadership position in the credit union marketplace through the combination of each entity's respective strengths; manufacturing through Minnesota Life Insurance Company and distribution through Allied. The acquisition was accounted for under the purchase method of accounting as required by FASB Statement No. 141, BUSINESS COMBINATIONS (FAS 141), which requires that assets purchased and liabilities assumed be valued at fair value. Goodwill represents the excess of the purchase price over the fair value of the acquired tangible assets, assumed liabilities and identifiable intangible assets.

     The following summarizes the initial purchase price allocation and the subsequent changes to the Company's estimates of the fair values of assets and liabilities acquired and resulting goodwill from finalization of purchase accounting:

                                                                    CHANGE IN
                                         JUNE 1,     ADDITIONAL    FAIR VALUE   DECEMBER 31,
     IN THOUSANDS                         2004     CONSIDERATION   EVALUATION       2006
     ------------                       --------   -------------   ----------   ------------
     Cash                               $  8,504      $    --        $  50        $  8,554
     Property and equipment                1,250           --          129           1,379
     Intangible assets                    13,592           --           --          13,592
     Other assets                          3,388           --          169           3,557
     Other liabilities                   (16,012)          --         (169)        (16,181)
                                        --------      -------        -----        --------
        Net assets acquired               10,722           --          179          10,901
     Excess of cost over fair value -
        goodwill                          10,778       14,572         (179)         25,171
                                        --------      -------        -----        --------
        Allocated purchase price        $ 21,500      $14,572        $  --        $ 36,072
                                        ========      =======        =====        ========

     The Company paid an additional $1,000,000 in 2005 when a contractual obligation was met by the sellers. This payment resulted in an increase to goodwill. During 2005, the Company also completed the final fair value evaluation of assets acquired, resulting in a $179,000 decrease to goodwill.

     Of the $13,592,000 of value assigned to intangible assets, $2,146,000 was assigned to non-compete covenants specified in the purchase agreement to be amortized over a three-year period on a straight-line basis. The remaining assignment of intangible asset relates to the purchased customer/client relationships existing at the date of acquisition. The assigned value of $11,446,000 was supported through a discounted cash flow analysis that estimated the value and the useful life of the intangibles. These intangible assets are amortized on a straight line basis, over the estimated useful life of the underlying customer/client relationships, which ranges from three to ten years.

     In connection with the acquisition of Allied, the Company has agreed to pay additional consideration in future periods, based on either the fulfillment of certain requirements or the attainment of defined operating objectives. In accordance with FAS 141, the Company does not accrue contingent consideration obligations prior to the attainment of the objectives. During 2006, certain operating objectives were attained by Allied, which made it determinable beyond a reasonable doubt at December 31, 2006 that the Company would have to pay at least $13,572,000 of the $19,072,000 maximum potential payout pursuant to the agreement. As a result, the Company has recorded an additional $13,572,000 of goodwill and a corresponding liability as of December 31, 2006 on the consolidated balance sheets. Final determination and payout of the contingent consideration is likely to occur in 2007. Any additional amount paid in excess of the $13,572,000 recorded in 2006, is expected to be recorded as additional goodwill.

(16) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

     IN THOUSANDS                     2006     2005
     ------------                   -------   -------
     Balance at beginning of year   $11,599   $10,778
     Adjustments to acquisition      13,572       821
                                    -------   -------
     Balance at end of year         $25,171   $11,599
                                    =======   =======

     Annual impairment testing of goodwill was completed in 2006. The Company uses appropriate measures on a case by case basis when testing goodwill impairment. Methods may include, but are not limited to, historical and future projected financial performance, discounted future cash flows and reviews of various pricing multiples. The Company's evaluation of goodwill completed during 2006 resulted in no impairment losses.

     The amount of intangible assets, excluding the value of business acquired assets (VOBA), included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

     IN THOUSANDS                     2006     2005
     ------------                   -------   -------
     Balance at beginning of year   $ 9,453   $12,311
     Acquisitions                       775       200
     Amortization                    (2,947)   (3,058)
                                    -------   -------
     Balance at end of year         $ 7,281   $ 9,453
                                    =======   =======

     The Company has intangible assets resulting from acquisitions. Intangible assets acquired during 2006 included a non-compete agreement amortizable on a straight-line basis over three years and a customer list amortizable over its assigned economic useful life. The remaining intangible assets consist of a non-compete agreement and customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The non-compete agreement is amortized on a straight-line basis over three years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to expected useful life.

     Amortization expense for 2006 and 2005 in the amount of $2,947,000 and $3,058,000, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2007, $2,420,000; 2008, $1,997,000; 2009, $1,044,000; 2010, $438,000; 2011,
     $404,000.

(17) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus). Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $13,137,000, $12,913,000 and $12,407,000 during 2006, 2005 and 2004, respectively. As of
     December 31, 2006 and 2005, the amount due to Advantus under these agreements was $3,679,000 and $3,819,000, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid for performing compliance functions for these variable products by the Company totaled $4,235,000, $4,216,000 and $3,813,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2006, 2005 and 2004, the amounts transferred were $13,699,000, $13,054,000, and
     $12,367,000, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, in which the Company incurs on behalf of its affiliates. At December 31, 2006 and 2005, the amount payable to the Company was $10,486,000 and $10,653,000, respectively. The amount of expenses incurred for the years ended December 31, 2006, 2005, and 2004 were $48,565,000, $44,468,000 and $42,322,000, respectively.

     During 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $2,000,000 in 2006, 2005 and 2004. No claims were paid during 2006, 2005 and 2004. As of December 31, 2006 and 2005, reserves held under this policy were $15,533,000 and $11,760,000, respectively.

(18) OTHER COMPREHENSIVE INCOME

     Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities and related adjustments.

     The components of comprehensive income (loss), other than net income are illustrated below:

     IN THOUSANDS                                            2006        2005       2004
     ------------                                          --------   ---------   --------
     Other comprehensive income (loss), before tax:
        Unrealized gains (loss) on securities              $ 65,449   $(121,334)  $ 74,513
           Reclassification adjustment for
              (gains) losses included in net income         (52,470)    (65,935)   (91,919)
        Adjustment to deferred policy acquisition costs       9,184      47,057     48,407
        Adjustment to reserves                                8,555      20,685      2,941
        Adjustment to unearned policy and contract fees      (1,131)     (7,794)    (7,112)
                                                           --------   ---------   --------
                                                             29,587    (127,321)    26,830
        Income tax expense (benefit) related to items of
           other comprehensive income                       (11,462)     44,406    (17,476)
                                                           --------   ---------   --------
        Other comprehensive income (loss), net of tax      $ 18,125   $ (82,915)  $  9,354
                                                           ========   =========   ========

(19) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     During 2006, the Company declared and paid cash dividends to Securian Financial Group, Inc. totaling $65,000,000. Additionally, the Company declared and paid a dividend in the form of preferred stock to Securian Financial Group, Inc. totaling $805,000. During 2005, the Company declared and paid cash dividends to Securian Financial Group, Inc. totaling $12,500,000. During 2004, the Company declared and paid a dividend to Securian Financial Group, Inc. in the amount of $15,539,000. This dividend was in the form of tax increment financing note agreements with the City of St. Paul.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2006 statutory results, the maximum amount available for the payment of dividends during 2007 by Minnesota Life Insurance Company without prior regulatory approval is $171,088,000 after January 1, 2007.

     During 2005, Securian Financial Group, Inc. contributed capital to the Company in the amount of $6,900,000. This contribution was made in the form of cash. Additionally, during 2005, Securian Financial Group, Inc. contributed capital to the Company in the amount of $13,568,000, representing the affiliated stock of Securian Life Insurance Company. During 2004, Securian Financial Group, Inc. contributed capital to the Company in the amount of $55,000,000. This contribution was made in the form of cash and cash equivalents. Additionally, during 2004, Securian Financial Group, Inc. contributed capital to the Company in the amount of $3,164,000. This contribution was made in the form of real estate.

(20) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

     The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Many regulators, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC, which is investigating market timing in certain mutual funds or in those types of insurance products offered by the Company. The Company has cooperated with these requests. Information requests from the SEC with respect to investigations into late trading and market timing were responded to by the Company and its affiliates and no further information requests have been received with respect to these matters.

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by state and federal regulatory agencies for information relating to certain of these investigations. The Company is cooperating with regulators in connection with these requests.

     These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2006 and 2005, these securities were reported at fair value of $24,646,000 and $7,415,000, respectively.

     The Company has long-term commitments to fund private equity investments and real estate investments totaling $201,395,000 as of December 31, 2006. The Company estimates that $66,000,000 of these commitments will be invested in 2007, with the remaining $135,395,000 invested over the next four years.

     As of December 31, 2006, the Company had committed to purchase mortgage loans totaling $40,200,000 but had not completed the purchase transactions.

     As of December 31, 2006, the Company had committed to purchase corporate bonds totaling $4,200,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2007, $11,267,000; 2008, $11,267,000; 2009, $11,267,000; 2010, $11,267,000;
     2011, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2007, $757,000; 2008, $722,000; 2009, $709,000; 2010, $573,000; 2011, $351,000.
     Lease expense net of sub-lease income for the years ended December 31, 2006, 2005 and 2004 was $8,558,000, $8,910,000, and $8,561,000,
     respectively. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2007, $2,604,000; 2008, $1,826,000; 2009, $1,530,000; 2010, $761,000; 2011, $260,000.

     At December 31, 2006, the Company had guaranteed the payment of $68,800,000 policyholder dividends and discretionary amounts payable in 2007. The Company has pledged fixed maturity securities, valued at $76,669,000 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its individual disability line within its Individual Financial Security business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2006 and 2005 the assets held in trust were $625,898,000 and $603,158,000, respectively. These assets are not reflected in the accompanying consolidated balance sheets.

     The Company has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and may be amended, modified or waived with written consent by the parties to the agreement. Management does not consider an accrual necessary relating to these guarantees.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2006 and 2005 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $1,529,000 and $1,597,000 as of December 31, 2006 and 2005, respectively. These assets are being amortized over a five-year period.

     Occasionally, the Company will enter into arrangements where by certain lease obligations related to general agents' office space are guaranteed. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves have either been over or under provided for, an exchange of the difference is required by the agreement. Management reevaluates this exposure each accounting period. At December 31, 2006 and 2005, a liability of $1,008,000 was included in other liabilities on the consolidated balance sheets.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2009. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2006 was approximately $2,310,000.

(21) STATUTORY FINANCIAL DATA

     The Company's insurance operations, domiciled in the states of Minnesota and New York, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 19 for discussion of statutory dividend limitations.

     On a statutory accounting basis, the Company reported net income of $172,804,000 in 2006, $159,919,000 in 2005, and $155,796,000 in 2004.
     Statutory surplus of these operations was $1,710,884,000 and $1,585,280,000 as of December 31, 2006 and 2005, respectively.

(22) SUBSEQUENT EVENTS

     Minnesota Life Insurance Company has signed a letter of intent to sell Northstar Life Insurance Company, a New York domiciled life insurance company, to an unaffiliated insurance company. As part of this transaction, any policies or contracts remaining in Northstar Life Insurance Company as of the sale date will be 100% reinsured to Securian Life Insurance Company through a coinsurance agreement. Northstar Life Insurance Company is licensed in New York only, while Securian Life Insurance Company is licensed in all 50 states. As of December 31, 2006, Northstar Life Insurance Company had total assets of $40,477,000 and liabilities of $14,379,000 included in the consolidated balance sheets of the Company. Subject to regulatory approval, the Company expects the sale to close in June 2007.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2006
                                 (In thousands)

                                                                               AS SHOWN
                                                                                ON THE
                                                                             CONSOLIDATED
                                                                  MARKET        BALANCE
TYPE OF INVESTMENT                                   COST (3)      VALUE       SHEET (1)
                                                   ----------   ----------   ------------
Fixed maturity securities
   U.S. government                                 $   26,962   $   27,252    $   27,252
   Agencies not backed by the full faith and
      credit of the U.S. government                    22,881       24,448        24,448
   Foreign governments                                  1,753        1,833         1,833
   Public utilities                                   538,608      549,644       549,644
   Asset-backed securities                            310,638      313,203       313,203
   Mortgage-backed securities                       1,543,580    1,561,008     1,561,008
   All other corporate fixed maturity securities    2,818,946    2,849,179     2,849,179
                                                   ----------   ----------    ----------
      Total fixed maturity securities               5,263,368    5,326,567     5,326,567
                                                   ----------   ----------    ----------

Equity securities:
   Common stocks:
      Public utilities                                  3,846        4,845         4,845
      Banks, trusts and insurance companies           121,750      166,062       166,062
      Industrial, miscellaneous and all other         447,032      550,647       550,647
   Nonredeemable preferred stocks                       4,259        4,253         4,253
                                                   ----------   ----------    ----------
      Total equity securities                         576,887      725,807       725,807
                                                   ----------   ----------    ----------

Mortgage loans on real estate                       1,133,784       xxxxxx     1,133,784
Real estate (2)                                           755       xxxxxx           755
Policy loans                                          297,312       xxxxxx       297,312
Other investments                                     181,964       xxxxxx       181,964
Private equity investments                            286,700       xxxxxx       325,619
Derivative investments                                 23,886       xxxxxx        23,886
Fixed maturity securities on loan                   1,308,071       xxxxxx     1,306,167
Equity securities on loan                              54,495       xxxxxx        79,215
                                                   ----------                 ----------
      Total                                         3,286,967       xxxxxx     3,348,702
                                                   ----------                 ----------
Total investments                                  $9,127,222       xxxxxx    $9,401,076
                                                   ==========                 ==========

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.

(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (In thousands)

                                         AS OF DECEMBER 31,
                        -------------------------------------------------------
                                      FUTURE POLICY
                          DEFERRED      BENEFITS,                  OTHER POLICY
                           POLICY    LOSSES, CLAIMS                 CLAIMS AND
                        ACQUISITION  AND SETTLEMENT    UNEARNED      BENEFITS
       SEGMENT             COSTS      EXPENSES (1)   PREMIUMS (2)     PAYABLE
----------------------  -----------  --------------  ------------  ------------
2006:
   Life insurance         $636,082     $2,899,758      $222,080      $199,244
   Accident and
      health insurance      67,863        725,059        44,017        26,211
   Annuity                 168,636      3,573,357            42            48
                          --------     ----------      --------      --------
                          $872,581     $7,198,174      $266,139      $225,503
                          ========     ==========      ========      ========

2005:
   Life insurance         $607,463     $2,807,696      $197,776      $180,688
   Accident and
      health insurance      63,685        704,302        29,877        24,812
   Annuity                 152,609      3,568,234            31            57
                          --------     ----------      --------      --------
                          $823,757     $7,080,232      $227,684      $205,557
                          ========     ==========      ========      ========

2004:
   Life insurance         $526,326     $2,758,353      $180,596      $146,579
   Accident and
      health insurance      66,502        695,602        31,443        22,793
   Annuity                 128,227      3,462,700            18           327
                          --------     ----------      --------      --------
                          $721,055     $6,916,655      $212,057      $169,699
                          ========     ==========      ========      ========

                                                FOR THE YEARS ENDED DECEMBER 31,
                        -----------------------------------------------------------------------------
                                                                 AMORTIZATION
                                                    BENEFITS,     OF DEFERRED
                                         NET     CLAIMS, LOSSES     POLICY       OTHER
                          PREMIUM    INVESTMENT  AND SETTLEMENT   ACQUISITION  OPERATING    PREMIUMS
       SEGMENT          REVENUE (3)    INCOME     EXPENSES (5)       COSTS      EXPENSES  WRITTEN (4)
----------------------  -----------  ----------  --------------  ------------  ---------  -----------
2006:
   Life insurance        $1,483,066   $276,838     $1,343,646      $140,362     $433,882      $--
   Accident and
      health insurance      144,927     12,187         62,727        17,126       83,475       --
   Annuity                  135,099    211,375        193,909        27,144      124,959       --
                         ----------   --------     ----------      --------     --------      ---
                         $1,763,092   $500,400     $1,600,282      $184,632     $642,316      $--
                         ==========   ========     ==========      ========     ========      ===

2005:
   Life insurance        $1,319,853   $269,231     $1,169,894      $123,387     $427,570      $--
   Accident and
      health insurance      127,013     11,143         49,012        15,527       73,887       --
   Annuity                  136,646    206,639        207,339        23,596      123,477       --
                         ----------   --------     ----------      --------     --------      ---
                         $1,583,512   $487,013     $1,426,245      $162,510     $624,934      $--
                         ==========   ========     ==========      ========     ========      ===

2004:
   Life insurance        $1,208,310   $238,378     $1,064,797      $134,768     $410,621      $--
   Accident and
      health insurance      128,773     11,478         57,185        12,896       74,682       --
   Annuity                  123,551    209,756        201,727        22,224      121,702       --
                         ----------   --------     ----------      --------     --------      ---
                         $1,460,634   $459,612     $1,323,709      $169,888     $607,005      $--
                         ==========   ========     ==========      ========     ========      ===

(1)  Includes policy and contract account balances

(2)  Includes unearned policy and contract fees

(3)  Includes policy and contract fees

(4)  Applies only to property and liability insurance

(5)  Includes policyholder dividends

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (In thousands)

                                                                                                 PERCENTAGE
                                                       CEDED TO    ASSUMED FROM                   OF AMOUNT
                                          GROSS         OTHER          OTHER          NET          ASSUMED
                                         AMOUNT       COMPANIES      COMPANIES       AMOUNT        TO NET
                                      ------------   -----------   ------------   ------------   ----------
2006: Life insurance in force         $419,319,492   $63,028,552   $154,997,537   $511,288,477      30.3%
                                      ============   ===========   ============   ============
   Premiums:
      Life insurance                  $    834,505   $    67,063   $    364,099   $  1,131,541      32.2%
      Accident and health insurance        220,054        85,416         10,289        144,927       7.1%
      Annuity                               32,354            --            117         32,471       0.4%
                                      ------------   -----------   ------------   ------------
         Total premiums               $  1,086,913   $   152,479   $    374,505   $  1,308,939      28.6%
                                      ============   ===========   ============   ============

2005: Life insurance in force         $365,941,212   $54,429,939   $131,535,964   $443,047,237      29.7%
                                      ============   ===========   ============   ============
   Premiums:
      Life insurance                  $    756,902   $    53,260   $    309,714   $  1,013,356      30.6%
      Accident and health insurance        202,025        75,772            760        127,013       0.6%
      Annuity                               43,426            --             41         43,467       0.1%
                                      ------------   -----------   ------------   ------------
         Total premiums               $  1,002,353   $   129,032   $    310,515   $  1,183,836      26.2%
                                      ============   ===========   ============   ============

2004: Life insurance in force         $329,081,364   $47,795,013   $104,062,955   $385,349,306      27.0%
                                      ============   ===========   ============   ============
   Premiums:
      Life insurance                  $    684,749   $    47,738   $    275,004   $    912,015      30.2%
      Accident and health insurance        202,718        74,493            548        128,773       0.4%
      Annuity                               37,246            --            552         37,798        --
                                      ------------   -----------   ------------   ------------
         Total premiums               $    924,713   $   122,231   $    276,104   $  1,078,586      25.6%
                                      ============   ===========   ============   ============

See accompanying report of independent registered public accounting firm.